Schedule of Investments
Blue Chip Account
September 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .74 % Shares Held Value (000's)
Money Market Funds - 0 .74%
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(b)
94,729 $ 95
TOTAL INVESTMENT COMPANIES $ 95
COMMON STOCKS - 98 .81 % Shares Held Value (000's)
Aerospace & Defense - 5 .53%
HEICO Corp - Class A 695 $ 90
TransDigm Group Inc
(c)
736 620
$ 710
Chemicals - 2 .39%
Linde PLC 562 210
Sherwin-Williams Co/The 377 96
$ 306
Commercial Services - 6 .77%
CoStar Group Inc
(c)
4,516 347
Moody's Corp 870 275
S&P Global Inc 676 247
$ 869
Distribution & Wholesale - 2 .10%
Copart Inc
(c)
6,269 270
Diversified Financial Services - 12 .11%
Brookfield Asset Management Ltd 3,303 110
Charles Schwab Corp/The 3,947 216
Mastercard Inc 1,578 625
Visa Inc 2,621 603
$ 1,554
Healthcare - Products - 4 .98%
Danaher Corp 2,044 507
IDEXX Laboratories Inc
(c)
210 92
Intuitive Surgical Inc
(c)
138 40
$ 639
Insurance - 3 .60%
Progressive Corp/The 3,317 462
Internet - 16 .84%
Alphabet Inc - A Shares
(c)
1,251 164
Alphabet Inc - C Shares
(c)
4,925 649
Amazon.com Inc
(c)
7,861 999
Netflix Inc
(c)
921 348
$ 2,160
Lodging - 2 .60%
Hilton Worldwide Holdings Inc 2,221 334
Pharmaceuticals - 2 .00%
Zoetis Inc 1,469 256
Private Equity - 6 .61%
Brookfield Corp 18,927 592
KKR & Co Inc 4,162 256
$ 848
REITs - 3 .28%
American Tower Corp 2,423 398
SBA Communications Corp 114 23
$ 421
Retail - 3 .69%
CarMax Inc
(c)
1,160 82
Costco Wholesale Corp 229 129
O'Reilly Automotive Inc
(c)
288 262
$ 473
Semiconductors - 0 .70%
NVIDIA Corp 207 90
Software - 22 .48%
Adobe Inc
(c)
1,181 602
Intuit Inc 1,082 553
Microsoft Corp 4,402 1,390
Roper Technologies Inc 652 316
Salesforce Inc
(c)
116 23
$ 2,884
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 3 .13%
Union Pacific Corp 1,967 $ 401
TOTAL COMMON STOCKS $ 12,677
Total Investments $ 12,772
Other Assets and Liabilities -  0.45% 58
TOTAL NET ASSETS - 100.00% $ 12,830
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Sector Percent
Financial 25 .60%
Technology 23 .18%
Communications 16 .84%
Consumer, Non-cyclical 13 .75%
Industrial 8 .66%
Consumer, Cyclical 8 .39%
Basic Materials 2 .39%
Money Market Funds 0 .74%
Other Assets and Liabilities
0 .45%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Blue Chip Account
September 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales September 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.26% $ 194 $ 3,331 $ 3,430 $ 95
$ 194 $ 3,331 $ 3,430 $ 95
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.26% $ 5 $ — $ — $ —
$ 5 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .44 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .35%
iShares iBoxx $ Investment Grade Corporate Bond
ETF
(a)
80,000 $ 8,162
Money Market Funds - 2 .09%
BlackRock Liquidity FedFund - Institutional Class
5.24%
(b),(c)
4,556,003 4,556
Principal Government Money Market Fund - Class
R-6 5.26%
(b),(c),(d)
43,349,899 43,350
$ 47,906
TOTAL INVESTMENT COMPANIES $ 56,068
BONDS - 29 .61%
Principal
Amount (000's) Value (000's)
Advertising - 0 .03%
Interpublic Group of Cos Inc/The
2.40%, 03/01/2031 $ 190 $ 149
5.40%, 10/01/2048 300 255
Omnicom Group Inc
2.45%, 04/30/2030 160 129
2.60%, 08/01/2031 295 234
$ 767
Aerospace & Defense - 0 .47%
Boeing Co/The
2.75%, 02/01/2026 175 163
2.95%, 02/01/2030 170 143
3.25%, 02/01/2028 325 293
3.25%, 02/01/2035 170 131
3.63%, 02/01/2031 175 151
3.75%, 02/01/2050 235 160
3.95%, 08/01/2059 315 209
4.88%, 05/01/2025 620 609
5.04%, 05/01/2027 310 303
5.15%, 05/01/2030 310 296
5.71%, 05/01/2040 310 286
5.81%, 05/01/2050 505 457
5.88%, 02/15/2040 154 146
General Dynamics Corp
1.15%, 06/01/2026 195 175
2.25%, 06/01/2031 195 157
3.25%, 04/01/2025 80 77
3.50%, 04/01/2027 160 151
3.75%, 05/15/2028 300 282
4.25%, 04/01/2040 160 136
L3Harris Technologies Inc
1.80%, 01/15/2031 90 69
2.90%, 12/15/2029 60 51
3.83%, 04/27/2025 500 485
5.40%, 01/15/2027 150 149
5.40%, 07/31/2033 150 144
5.60%, 07/31/2053 55 51
Lockheed Martin Corp
1.85%, 06/15/2030 55 44
3.55%, 01/15/2026 120 115
3.80%, 03/01/2045 375 287
3.90%, 06/15/2032 100 90
4.07%, 12/15/2042 47 38
4.09%, 09/15/2052 389 306
4.15%, 06/15/2053 100 79
4.70%, 05/15/2046 25 22
4.75%, 02/15/2034 150 142
4.95%, 10/15/2025 135 134
5.10%, 11/15/2027 150 149
5.25%, 01/15/2033 150 148
5.70%, 11/15/2054 150 150
Northrop Grumman Corp
3.20%, 02/01/2027 500 467
3.85%, 04/15/2045 500 372
4.03%, 10/15/2047 300 230
4.70%, 03/15/2033 150 140
4.95%, 03/15/2053 115 101
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
RTX Corp
1.90%, 09/01/2031 $ 170 $ 129
2.25%, 07/01/2030 160 129
2.38%, 03/15/2032 195 151
2.82%, 09/01/2051 175 100
3.03%, 03/15/2052 195 117
3.50%, 03/15/2027 250 233
3.75%, 11/01/2046 30 21
4.05%, 05/04/2047 300 223
4.13%, 11/16/2028 435 406
4.15%, 05/15/2045 40 30
4.35%, 04/15/2047 40 31
4.50%, 06/01/2042 375 307
4.63%, 11/16/2048 210 171
4.88%, 10/15/2040 154 133
5.00%, 02/27/2026 110 109
5.15%, 02/27/2033 110 104
5.38%, 02/27/2053 85 77
$ 10,759
Agriculture - 0 .35%
Altria Group Inc
2.35%, 05/06/2025 160 151
2.45%, 02/04/2032 190 143
3.40%, 05/06/2030 325 278
3.70%, 02/04/2051 190 118
3.88%, 09/16/2046 60 39
4.00%, 02/04/2061 190 121
4.80%, 02/14/2029 63 60
5.80%, 02/14/2039 380 352
Archer-Daniels-Midland Co
2.50%, 08/11/2026 850 790
2.70%, 09/15/2051 195 117
2.90%, 03/01/2032 390 325
4.50%, 08/15/2033 125 116
BAT Capital Corp
2.26%, 03/25/2028 170 144
2.73%, 03/25/2031 170 131
3.46%, 09/06/2029 245 210
3.56%, 08/15/2027 211 193
3.98%, 09/25/2050 170 107
4.54%, 08/15/2047 325 224
6.42%, 08/02/2033 155 151
7.08%, 08/02/2043 155 149
7.08%, 08/02/2053 75 71
BAT International Finance PLC
1.67%, 03/25/2026 170 153
5.93%, 02/02/2029 305 299
Bunge Ltd Finance Corp
2.75%, 05/14/2031 195 158
Philip Morris International Inc
0.88%, 05/01/2026 175 156
1.75%, 11/01/2030 175 133
2.75%, 02/25/2026 310 291
3.25%, 11/10/2024 30 29
3.38%, 08/11/2025 375 360
4.13%, 03/04/2043 300 226
4.25%, 11/10/2044 30 23
4.38%, 11/15/2041 61 48
4.50%, 03/20/2042 400 319
4.88%, 02/13/2026 75 74
4.88%, 02/15/2028 150 145
4.88%, 11/15/2043 35 29
5.13%, 11/17/2027 255 250
5.38%, 02/15/2033 150 142
5.50%, 09/07/2030 305 297
5.63%, 11/17/2029 255 252
5.75%, 11/17/2032 130 127

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
Reynolds American Inc
4.45%, 06/12/2025 $ 155 $ 151
5.70%, 08/15/2035 25 22
5.85%, 08/15/2045 415 344
$ 8,018
Airlines - 0 .04%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 138 118
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 263 229
Southwest Airlines Co
5.25%, 05/04/2025 480 474
United Airlines 2014-2 Class A Pass Through Trust
3.75%, 03/03/2028 111 104
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 69 57
$ 982
Apparel - 0 .04%
NIKE Inc
2.40%, 03/27/2025 160 153
2.75%, 03/27/2027 160 148
3.25%, 03/27/2040 160 121
3.38%, 11/01/2046 350 251
3.63%, 05/01/2043 200 157
$ 830
Automobile Manufacturers - 0 .36%
American Honda Finance Corp
1.20%, 07/08/2025 165 153
1.30%, 09/09/2026 195 173
2.25%, 01/12/2029 200 171
4.60%, 04/17/2025 150 148
4.60%, 04/17/2030 150 142
4.70%, 01/12/2028 150 146
General Motors Co
5.00%, 10/01/2028
(a)
400 382
5.00%, 04/01/2035 200 173
5.40%, 04/01/2048 360 284
6.75%, 04/01/2046 25 23
General Motors Financial Co Inc
1.20%, 10/15/2024 175 166
1.25%, 01/08/2026 190 170
1.50%, 06/10/2026 190 168
2.35%, 02/26/2027 730 643
2.35%, 01/08/2031 190 144
2.40%, 04/10/2028 190 162
2.40%, 10/15/2028 175 145
2.70%, 06/10/2031 190 145
3.80%, 04/07/2025 200 193
4.30%, 07/13/2025 325 314
4.35%, 01/17/2027 305 287
6.00%, 01/09/2028 150 148
6.40%, 01/09/2033
(a)
150 147
Honda Motor Co Ltd
2.53%, 03/10/2027 390 355
Mercedes-Benz Finance North America LLC
8.50%, 01/18/2031 127 150
PACCAR Financial Corp
1.80%, 02/06/2025 170 162
3.55%, 08/11/2025 175 169
Toyota Motor Corp
1.34%, 03/25/2026 385 350
3.67%, 07/20/2028 200 187
5.12%, 07/13/2028 150 149
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Toyota Motor Credit Corp
0.80%, 10/16/2025 $ 210 $ 191
1.15%, 08/13/2027 165 141
1.65%, 01/10/2031 190 147
1.80%, 02/13/2025 160 152
1.90%, 01/13/2027 200 179
1.90%, 09/12/2031 195 151
2.00%, 10/07/2024 165 159
3.65%, 08/18/2025 115 111
4.45%, 06/29/2029 155 149
4.55%, 09/20/2027 95 92
4.55%, 05/17/2030 295 280
4.63%, 01/12/2028 300 293
$ 8,194
Automobile Parts & Equipment - 0 .01%
Aptiv PLC / Aptiv Corp
3.25%, 03/01/2032 175 143
Banks - 5 .94%
Banco Santander SA
1.85%, 03/25/2026 400 360
2.75%, 05/28/2025 200 188
2.75%, 12/03/2030 400 298
3.22%, 11/22/2032
(e)
200 151
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
3.49%, 05/28/2030 200 168
5.29%, 08/18/2027 200 193
5.59%, 08/08/2028 400 391
Bank of America Corp
1.32%, 06/19/2026
(e)
320 293
Secured Overnight Financing Rate + 1.15%
1.66%, 03/11/2027
(e)
365 327
Secured Overnight Financing Rate + 0.91%
1.73%, 07/22/2027
(e)
380 337
Secured Overnight Financing Rate + 0.96%
1.90%, 07/23/2031
(e)
750 570
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(e)
340 257
Secured Overnight Financing Rate + 1.37%
2.09%, 06/14/2029
(e)
190 159
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(e)
380 288
Secured Overnight Financing Rate + 1.22%
2.46%, 10/22/2025
(e)
310 298
CME Term Secured Overnight Financing
Rate 3 Month + 1.13%
2.48%, 09/21/2036
(e)
385 280
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.50%, 02/13/2031
(e)
320 256
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.55%, 02/04/2028
(e)
390 348
Secured Overnight Financing Rate + 1.05%
2.57%, 10/20/2032
(e)
355 273
Secured Overnight Financing Rate + 1.21%
2.65%, 03/11/2032
(e)
570 449
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(e)
670 429
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(e)
880 517
Secured Overnight Financing Rate + 1.88%
2.97%, 02/04/2033
(e)
390 308
Secured Overnight Financing Rate + 1.33%
2.97%, 07/21/2052
(e)
380 229
Secured Overnight Financing Rate + 1.56%

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
3.19%, 07/23/2030
(e)
$ 335 $ 286
CME Term Secured Overnight Financing
Rate 3 Month + 1.44%
3.25%, 10/21/2027 40 37
3.31%, 04/22/2042
(e)
380 265
Secured Overnight Financing Rate + 1.58%
3.38%, 04/02/2026
(e)
195 187
Secured Overnight Financing Rate + 1.33%
3.42%, 12/20/2028
(e)
1,041 934
CME Term Secured Overnight Financing
Rate 3 Month + 1.30%
3.48%, 03/13/2052
(e)
190 127
Secured Overnight Financing Rate + 1.65%
3.50%, 04/19/2026 345 326
3.59%, 07/21/2028
(e)
500 457
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
3.82%, 01/20/2028
(e)
400 371
CME Term Secured Overnight Financing
Rate 3 Month + 1.84%
3.88%, 08/01/2025 30 29
3.95%, 04/21/2025 480 463
3.97%, 02/07/2030
(e)
500 449
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.18%, 11/25/2027 560 521
4.27%, 07/23/2029
(e)
360 332
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
4.33%, 03/15/2050
(e)
310 240
CME Term Secured Overnight Financing
Rate 3 Month + 1.78%
4.38%, 04/27/2028
(e)
470 444
Secured Overnight Financing Rate + 1.58%
4.44%, 01/20/2048
(e)
30 24
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
4.57%, 04/27/2033
(e)
590 524
Secured Overnight Financing Rate + 1.83%
4.83%, 07/22/2026
(e)
340 331
Secured Overnight Financing Rate + 1.75%
5.00%, 01/21/2044 25 22
5.02%, 07/22/2033
(e)
340 313
Secured Overnight Financing Rate + 2.16%
5.08%, 01/20/2027
(e)
255 249
Secured Overnight Financing Rate + 1.29%
5.20%, 04/25/2029
(e)
295 284
Secured Overnight Financing Rate + 1.63%
5.29%, 04/25/2034
(e)
295 275
Secured Overnight Financing Rate + 1.91%
5.82%, 09/15/2029
(e)
305 301
Secured Overnight Financing Rate + 1.57%
5.87%, 09/15/2034
(e)
305 297
Secured Overnight Financing Rate + 1.84%
5.88%, 02/07/2042 228 224
5.93%, 09/15/2027
(e)
305 303
Secured Overnight Financing Rate + 1.34%
6.11%, 01/29/2037 400 394
7.75%, 05/14/2038 250 280
Bank of America NA
5.53%, 08/18/2026 260 259
5.65%, 08/18/2025 250 249
6.00%, 10/15/2036 250 251
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of Montreal
0.95%, 01/22/2027
(e)
$ 190 $ 169
Secured Overnight Financing Rate + 0.60%
1.85%, 05/01/2025 150 141
3.09%, 01/10/2037
(e)
400 298
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.40%
3.70%, 06/07/2025 175 169
4.70%, 09/14/2027 105 101
5.30%, 06/05/2026 150 148
5.72%, 09/25/2028 305 302
Bank of New York Mellon Corp/The
0.75%, 01/28/2026 185 166
1.60%, 04/24/2025 140 131
1.65%, 07/14/2028 150 126
2.05%, 01/26/2027 200 179
2.10%, 10/24/2024 375 360
2.50%, 01/26/2032 200 157
3.99%, 06/13/2028
(e)
175 165
Secured Overnight Financing Rate + 1.15%
4.41%, 07/24/2026
(e)
170 165
Secured Overnight Financing Rate + 1.35%
4.54%, 02/01/2029
(e)
110 105
Secured Overnight Financing Rate + 1.17%
4.95%, 04/26/2027
(e)
110 107
Secured Overnight Financing Rate + 1.03%
4.97%, 04/26/2034
(e)
110 101
Secured Overnight Financing Rate + 1.61%
5.83%, 10/25/2033
(e)
150 147
Secured Overnight Financing Rate + 2.07%
Bank of Nova Scotia/The
1.05%, 03/02/2026 190 170
1.30%, 06/11/2025 160 148
1.30%, 09/15/2026 195 172
1.45%, 01/10/2025 175 165
2.15%, 08/01/2031 190 146
2.70%, 08/03/2026 170 157
4.50%, 12/16/2025 500 483
4.85%, 02/01/2030 245 231
5.25%, 12/06/2024 155 154
Barclays PLC
2.28%, 11/24/2027
(e)
420 370
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.65%, 06/24/2031
(e)
320 247
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
2.67%, 03/10/2032
(e)
200 152
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
3.56%, 09/23/2035
(e)
200 154
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.81%, 03/10/2042
(e)
200 131
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
4.34%, 01/10/2028 830 770
4.38%, 01/12/2026 200 192
4.97%, 05/16/2029
(e)
210 196
3 Month USD LIBOR + 1.90%
5.50%, 08/09/2028
(e)
335 322
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.65%
6.22%, 05/09/2034
(e)
295 279
Secured Overnight Financing Rate + 2.98%
6.50%, 09/13/2027
(e)
230 229
Secured Overnight Financing Rate + 1.88%

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC   (continued)
6.69%, 09/13/2034
(e)
$ 305 $ 298
Secured Overnight Financing Rate + 2.62%
7.33%, 11/02/2026
(e)
305 310
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.05%
7.44%, 11/02/2033
(e)
305 313
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
BNP Paribas SA
4.25%, 10/15/2024 750 735
Canadian Imperial Bank of Commerce
1.25%, 06/22/2026 190 168
3.30%, 04/07/2025 375 360
5.00%, 04/28/2028 145 139
5.93%, 10/02/2026
(f)
150 150
5.99%, 10/03/2028
(f)
150 150
Citibank NA
5.80%, 09/29/2028 250 250
5.86%, 09/29/2025 250 250
Citigroup Inc
1.12%, 01/28/2027
(e)
185 165
Secured Overnight Financing Rate + 0.77%
1.28%, 11/03/2025
(e)
145 137
Secured Overnight Financing Rate + 0.53%
1.46%, 06/09/2027
(e)
370 327
Secured Overnight Financing Rate + 0.77%
2.01%, 01/25/2026
(e)
185 175
Secured Overnight Financing Rate + 0.69%
2.52%, 11/03/2032
(e)
175 133
Secured Overnight Financing Rate + 1.18%
2.56%, 05/01/2032
(e)
520 403
Secured Overnight Financing Rate + 1.17%
2.57%, 06/03/2031
(e)
320 255
Secured Overnight Financing Rate + 2.11%
2.67%, 01/29/2031
(e)
315 255
Secured Overnight Financing Rate + 1.15%
2.90%, 11/03/2042
(e)
195 125
Secured Overnight Financing Rate + 1.38%
2.98%, 11/05/2030
(e)
155 130
Secured Overnight Financing Rate + 1.42%
3.06%, 01/25/2033
(e)
185 146
Secured Overnight Financing Rate + 1.35%
3.20%, 10/21/2026 770 711
3.67%, 07/24/2028
(e)
650 596
CME Term Secured Overnight Financing
Rate 3 Month + 1.65%
3.79%, 03/17/2033
(e)
395 330
Secured Overnight Financing Rate + 1.94%
3.89%, 01/10/2028
(e)
400 373
CME Term Secured Overnight Financing
Rate 3 Month + 1.82%
4.07%, 04/23/2029
(e)
240 221
CME Term Secured Overnight Financing
Rate 3 Month + 1.45%
4.28%, 04/24/2048
(e)
330 256
CME Term Secured Overnight Financing
Rate 3 Month + 2.10%
4.30%, 11/20/2026 525 498
4.40%, 06/10/2025 780 757
4.45%, 09/29/2027 20 19
4.60%, 03/09/2026 60 58
4.65%, 07/30/2045 222 178
4.66%, 05/24/2028
(e)
365 349
Secured Overnight Financing Rate + 1.89%
4.91%, 05/24/2033
(e)
230 209
Secured Overnight Financing Rate + 2.09%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc   (continued)
5.30%, 05/06/2044 $ 25 $ 21
5.50%, 09/13/2025 325 321
5.61%, 09/29/2026
(e)
395 391
Secured Overnight Financing Rate + 1.55%
5.88%, 01/30/2042 328 315
6.17%, 05/25/2034
(e)
295 282
Secured Overnight Financing Rate + 2.66%
6.27%, 11/17/2033
(e)
305 304
Secured Overnight Financing Rate + 2.34%
6.63%, 06/15/2032 112 113
6.68%, 09/13/2043 30 30
8.13%, 07/15/2039 132 155
Citizens Bank NA/Providence RI
6.06%, 10/24/2025
(e)
295 285
Secured Overnight Financing Rate + 1.45%
Cooperatieve Rabobank UA
5.25%, 05/24/2041 500 478
5.25%, 08/04/2045 250 215
5.75%, 12/01/2043 250 231
Cooperatieve Rabobank UA/NY
5.50%, 07/18/2025 300 299
Credit Suisse AG/New York NY
1.25%, 08/07/2026 250 218
5.00%, 07/09/2027 275 264
7.95%, 01/09/2025 300 305
Deutsche Bank AG/New York NY
1.69%, 03/19/2026 500 453
2.13%, 11/24/2026
(e)
200 181
Secured Overnight Financing Rate + 1.87%
4.10%, 01/13/2026 500 474
5.37%, 09/09/2027 325 317
6.72%, 01/18/2029
(e)
300 298
Secured Overnight Financing Rate + 3.18%
7.08%, 02/10/2034
(e)
305 276
Secured Overnight Financing Rate + 3.65%
Discover Bank
2.70%, 02/06/2030 250 194
Fifth Third Bancorp
2.38%, 01/28/2025 85 81
4.06%, 04/25/2028
(e)
150 138
Secured Overnight Financing Rate + 1.36%
6.34%, 07/27/2029
(e)
225 222
Secured Overnight Financing Rate + 2.34%
Fifth Third Bank NA
3.85%, 03/15/2026 700 647
Goldman Sachs Group Inc/The
0.86%, 02/12/2026
(e)
155 144
Secured Overnight Financing Rate + 0.61%
1.09%, 12/09/2026
(e)
315 282
Secured Overnight Financing Rate + 0.79%
1.43%, 03/09/2027
(e)
385 343
Secured Overnight Financing Rate + 0.80%
1.54%, 09/10/2027
(e)
190 166
Secured Overnight Financing Rate + 0.82%
1.95%, 10/21/2027
(e)
400 353
Secured Overnight Financing Rate + 0.91%
1.99%, 01/27/2032
(e)
475 356
Secured Overnight Financing Rate + 1.09%
2.38%, 07/21/2032
(e)
285 217
Secured Overnight Financing Rate + 1.25%
2.60%, 02/07/2030 840 688
2.62%, 04/22/2032
(e)
380 297
Secured Overnight Financing Rate + 1.28%
2.64%, 02/24/2028
(e)
300 268
Secured Overnight Financing Rate + 1.11%

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The   (continued)
2.65%, 10/21/2032
(e)
$ 195 $ 151
Secured Overnight Financing Rate + 1.26%
2.91%, 07/21/2042
(e)
385 249
Secured Overnight Financing Rate + 1.47%
3.10%, 02/24/2033
(e)
780 624
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(e)
190 129
Secured Overnight Financing Rate + 1.51%
3.44%, 02/24/2043
(e)
385 266
Secured Overnight Financing Rate + 1.63%
3.50%, 01/23/2025 600 580
3.81%, 04/23/2029
(e)
950 863
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
3.85%, 01/26/2027 60 56
4.22%, 05/01/2029
(e)
415 384
CME Term Secured Overnight Financing
Rate 3 Month + 1.56%
4.25%, 10/21/2025 680 655
4.41%, 04/23/2039
(e)
180 148
CME Term Secured Overnight Financing
Rate 3 Month + 1.69%
4.48%, 08/23/2028
(e)
280 265
Secured Overnight Financing Rate + 1.73%
4.80%, 07/08/2044 25 21
5.15%, 05/22/2045 310 266
6.75%, 10/01/2037 530 537
HSBC Holdings PLC
1.59%, 05/24/2027
(e)
400 353
Secured Overnight Financing Rate + 1.29%
1.65%, 04/18/2026
(e)
250 232
Secured Overnight Financing Rate + 1.54%
2.01%, 09/22/2028
(e)
335 284
Secured Overnight Financing Rate + 1.73%
2.10%, 06/04/2026
(e)
320 298
Secured Overnight Financing Rate + 1.93%
2.36%, 08/18/2031
(e)
200 154
Secured Overnight Financing Rate + 1.95%
2.63%, 11/07/2025
(e)
230 220
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%
2.80%, 05/24/2032
(e)
200 155
Secured Overnight Financing Rate + 1.19%
2.85%, 06/04/2031
(e)
200 160
Secured Overnight Financing Rate + 2.39%
2.87%, 11/22/2032
(e)
400 307
Secured Overnight Financing Rate + 1.41%
3.97%, 05/22/2030
(e)
400 352
CME Term Secured Overnight Financing
Rate 3 Month + 1.87%
4.04%, 03/13/2028
(e)
500 463
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
4.18%, 12/09/2025
(e)
340 331
Secured Overnight Financing Rate + 1.51%
4.29%, 09/12/2026
(e)
500 480
CME Term Secured Overnight Financing
Rate 3 Month + 1.61%
4.58%, 06/19/2029
(e)
365 337
CME Term Secured Overnight Financing
Rate 3 Month + 1.80%
4.76%, 06/09/2028
(e)
200 189
Secured Overnight Financing Rate + 2.11%
4.95%, 03/31/2030 200 187
5.25%, 03/14/2044 300 250
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC   (continued)
5.40%, 08/11/2033
(e)
$ 335 $ 309
Secured Overnight Financing Rate + 2.87%
5.89%, 08/14/2027
(e)
300 296
Secured Overnight Financing Rate + 1.57%
6.10%, 01/14/2042 174 173
6.16%, 03/09/2029
(e)
200 198
Secured Overnight Financing Rate + 1.97%
6.25%, 03/09/2034
(e)
260 254
Secured Overnight Financing Rate + 2.39%
6.33%, 03/09/2044
(e)
215 206
Secured Overnight Financing Rate + 2.65%
6.50%, 05/02/2036 420 408
6.55%, 06/20/2034
(e)
295 280
Secured Overnight Financing Rate + 2.98%
7.39%, 11/03/2028
(e)
305 316
Secured Overnight Financing Rate + 3.35%
Huntington Bancshares Inc/OH
2.55%, 02/04/2030 110 87
Huntington National Bank/The
5.65%, 01/10/2030 305 287
ING Groep NV
1.73%, 04/01/2027
(e)
200 179
Secured Overnight Financing Rate + 1.01%
2.73%, 04/01/2032
(e)
200 157
Secured Overnight Financing Rate + 1.32%
6.11%, 09/11/2034
(e)
230 223
Secured Overnight Financing Rate + 2.09%
JPMorgan Chase & Co
1.04%, 02/04/2027
(e)
380 338
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(e)
360 324
Secured Overnight Financing Rate + 0.80%
1.47%, 09/22/2027
(e)
155 136
Secured Overnight Financing Rate + 0.77%
1.58%, 04/22/2027
(e)
380 339
Secured Overnight Financing Rate + 0.89%
1.76%, 11/19/2031
(e)
360 271
CME Term Secured Overnight Financing
Rate 3 Month + 1.11%
1.95%, 02/04/2032
(e)
380 288
Secured Overnight Financing Rate + 1.07%
2.01%, 03/13/2026
(e)
160 151
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
2.07%, 06/01/2029
(e)
295 249
Secured Overnight Financing Rate + 1.02%
2.08%, 04/22/2026
(e)
460 432
Secured Overnight Financing Rate + 1.85%
2.18%, 06/01/2028
(e)
265 232
Secured Overnight Financing Rate + 1.89%
2.30%, 10/15/2025
(e)
280 269
Secured Overnight Financing Rate + 1.16%
2.52%, 04/22/2031
(e)
380 308
Secured Overnight Financing Rate + 2.04%
2.53%, 11/19/2041
(e)
180 113
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(e)
390 302
Secured Overnight Financing Rate + 1.18%
2.58%, 04/22/2032
(e)
380 300
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.74%, 10/15/2030
(e)
260 217
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
2.95%, 10/01/2026 $ 300 $ 278
2.96%, 05/13/2031
(e)
350 288
CME Term Secured Overnight Financing
Rate 3 Month + 2.52%
3.11%, 04/22/2041
(e)
380 264
CME Term Secured Overnight Financing
Rate 3 Month + 2.46%
3.11%, 04/22/2051
(e)
730 453
Secured Overnight Financing Rate + 2.44%
3.30%, 04/01/2026 500 472
3.33%, 04/22/2052
(e)
380 247
Secured Overnight Financing Rate + 1.58%
3.51%, 01/23/2029
(e)
400 363
CME Term Secured Overnight Financing
Rate 3 Month + 1.21%
3.63%, 12/01/2027 25 23
3.88%, 07/24/2038
(e)
500 399
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
3.90%, 07/15/2025 300 291
3.96%, 11/15/2048
(e)
400 292
CME Term Secured Overnight Financing
Rate 3 Month + 1.64%
4.01%, 04/23/2029
(e)
270 249
CME Term Secured Overnight Financing
Rate 3 Month + 1.38%
4.03%, 07/24/2048
(e)
30 22
CME Term Secured Overnight Financing
Rate 3 Month + 1.72%
4.20%, 07/23/2029
(e)
300 278
CME Term Secured Overnight Financing
Rate 3 Month + 1.52%
4.25%, 10/01/2027 10 9
4.32%, 04/26/2028
(e)
585 555
Secured Overnight Financing Rate + 1.56%
4.57%, 06/14/2030
(e)
535 499
Secured Overnight Financing Rate + 1.75%
4.59%, 04/26/2033
(e)
390 352
Secured Overnight Financing Rate + 1.80%
4.85%, 07/25/2028
(e)
170 164
Secured Overnight Financing Rate + 1.99%
4.85%, 02/01/2044 20 17
4.91%, 07/25/2033
(e)
340 313
Secured Overnight Financing Rate + 2.08%
4.95%, 06/01/2045 55 47
5.30%, 07/24/2029
(e)
300 292
Secured Overnight Financing Rate + 1.45%
5.35%, 06/01/2034
(e)
520 493
Secured Overnight Financing Rate + 1.85%
5.40%, 01/06/2042 102 95
5.55%, 12/15/2025
(e)
310 308
Secured Overnight Financing Rate + 1.07%
5.60%, 07/15/2041 154 147
5.63%, 08/16/2043 375 353
5.72%, 09/14/2033
(e)
325 312
Secured Overnight Financing Rate + 2.58%
6.40%, 05/15/2038 275 286
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 250 238
KeyCorp
2.25%, 04/06/2027 410 348
2.55%, 10/01/2029 310 242
Korea Development Bank/The
0.80%, 04/27/2026 350 310
1.75%, 02/18/2025 500 475
4.00%, 09/08/2025 200 194
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Korea Development Bank/The   (continued)
4.38%, 02/15/2028 $ 305 $ 293
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/2036
(g)
380 206
0.00%, 06/29/2037
(g)
200 102
0.38%, 07/18/2025 580 532
0.63%, 01/22/2026 790 714
1.00%, 10/01/2026 290 259
1.25%, 01/31/2025 800 757
2.00%, 05/02/2025 380 361
2.50%, 11/20/2024 800 773
2.88%, 04/03/2028 275 254
3.00%, 05/20/2027 520 489
3.13%, 06/10/2025 770 743
3.63%, 04/01/2026 450 436
3.75%, 02/15/2028 225 216
3.88%, 06/15/2028 360 347
4.13%, 07/15/2033 300 285
4.63%, 08/07/2026 305 302
Landwirtschaftliche Rentenbank
0.88%, 03/30/2026 170 154
0.88%, 09/03/2030 330 254
2.00%, 01/13/2025 300 287
2.38%, 06/10/2025 600 571
3.88%, 09/28/2027 205 199
3.88%, 06/14/2028 295 284
Lloyds Banking Group PLC
3.57%, 11/07/2028
(e)
430 384
3 Month USD LIBOR + 1.21%
3.75%, 01/11/2027 515 479
4.45%, 05/08/2025 400 389
4.65%, 03/24/2026 500 479
4.98%, 08/11/2033
(e)
335 297
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
5.30%, 12/01/2045 200 164
5.87%, 03/06/2029
(e)
200 196
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
5.99%, 08/07/2027
(e)
305 302
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.48%
Mitsubishi UFJ Financial Group Inc
1.41%, 07/17/2025 200 185
1.54%, 07/20/2027
(e)
400 354
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
1.64%, 10/13/2027
(e)
200 176
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.67%
2.05%, 07/17/2030 250 195
2.19%, 02/25/2025 200 190
2.56%, 02/25/2030 200 164
2.76%, 09/13/2026 200 183
3.20%, 07/18/2029 200 174
3.75%, 07/18/2039 550 430
3.85%, 03/01/2026 350 334
4.08%, 04/19/2028
(e)
200 188
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
4.32%, 04/19/2033
(e)
200 178
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
5.13%, 07/20/2033
(e)
200 187
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.13%

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mitsubishi UFJ Financial Group Inc   (continued)
5.35%, 09/13/2028
(e)
$ 325 $ 318
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
5.41%, 04/19/2034
(a),(e)
300 285
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.97%
Mizuho Financial Group Inc
2.20%, 07/10/2031
(e)
200 155
CME Term Secured Overnight Financing
Rate 3 Month + 1.77%
2.23%, 05/25/2026
(a),(e)
200 187
CME Term Secured Overnight Financing
Rate 3 Month + 1.09%
2.26%, 07/09/2032
(e)
200 150
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
3.15%, 07/16/2030
(e)
400 341
CME Term Secured Overnight Financing
Rate 3 Month + 1.39%
5.41%, 09/13/2028
(e)
325 318
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.05%
5.74%, 05/27/2031
(e)
305 296
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
5.75%, 07/06/2034
(e)
300 286
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
Morgan Stanley
0.86%, 10/21/2025
(e)
95 90
Secured Overnight Financing Rate + 0.75%
0.99%, 12/10/2026
(e)
280 250
Secured Overnight Financing Rate + 0.72%
1.16%, 10/21/2025
(e)
165 156
Secured Overnight Financing Rate + 0.56%
1.51%, 07/20/2027
(e)
380 336
Secured Overnight Financing Rate + 0.86%
1.59%, 05/04/2027
(e)
270 240
Secured Overnight Financing Rate + 0.88%
1.79%, 02/13/2032
(e)
710 526
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(e)
105 78
Secured Overnight Financing Rate + 1.02%
2.19%, 04/28/2026
(e)
475 446
Secured Overnight Financing Rate + 1.99%
2.24%, 07/21/2032
(e)
380 286
Secured Overnight Financing Rate + 1.18%
2.48%, 01/21/2028
(e)
120 107
Secured Overnight Financing Rate + 1.00%
2.48%, 09/16/2036
(e)
265 192
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(e)
180 138
Secured Overnight Financing Rate + 1.20%
2.80%, 01/25/2052
(e)
240 140
Secured Overnight Financing Rate + 1.43%
2.94%, 01/21/2033
(e)
280 221
Secured Overnight Financing Rate + 1.29%
3.13%, 07/27/2026 680 632
3.22%, 04/22/2042
(e)
190 131
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028 30 27
3 Month USD LIBOR + 1.34%
3.63%, 01/20/2027 530 495
3.70%, 10/23/2024 25 24
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
3.77%, 01/24/2029
(e)
$ 360 $ 328
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%
3.95%, 04/23/2027 50 46
3.97%, 07/22/2038 15 12
3 Month USD LIBOR + 1.46%
4.00%, 07/23/2025 30 29
4.21%, 04/20/2028
(e)
390 367
Secured Overnight Financing Rate + 1.61%
4.30%, 01/27/2045 50 40
4.35%, 09/08/2026 30 29
4.38%, 01/22/2047 30 24
4.68%, 07/17/2026
(e)
170 166
Secured Overnight Financing Rate + 1.67%
4.89%, 07/20/2033
(e)
225 204
Secured Overnight Financing Rate + 2.08%
5.00%, 11/24/2025 525 515
5.05%, 01/28/2027
(e)
225 221
Secured Overnight Financing Rate + 1.30%
5.12%, 02/01/2029
(e)
300 289
Secured Overnight Financing Rate + 1.73%
5.16%, 04/20/2029
(e)
150 144
Secured Overnight Financing Rate + 1.59%
5.25%, 04/21/2034
(e)
295 274
Secured Overnight Financing Rate + 1.87%
5.42%, 07/21/2034
(e)
300 283
Secured Overnight Financing Rate + 1.88%
5.45%, 07/20/2029
(e)
300 292
Secured Overnight Financing Rate + 1.63%
5.60%, 03/24/2051
(e)
500 468
Secured Overnight Financing Rate + 4.84%
5.95%, 01/19/2038
(e)
150 140
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
6.14%, 10/16/2026
(e)
295 295
Secured Overnight Financing Rate + 1.77%
6.30%, 10/18/2028
(e)
295 297
Secured Overnight Financing Rate + 2.24%
6.34%, 10/18/2033
(e)
295 297
Secured Overnight Financing Rate + 2.56%
6.38%, 07/24/2042 620 642
Morgan Stanley Bank NA
4.75%, 04/21/2026 300 293
5.48%, 07/16/2025 300 299
National Australia Bank Ltd/New York
4.90%, 06/13/2028 295 287
4.97%, 01/12/2026 300 296
NatWest Group PLC
1.64%, 06/14/2027
(e)
265 234
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
4.80%, 04/05/2026 500 483
4.89%, 05/18/2029
(e)
400 374
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(e)
400 373
3 Month USD LIBOR + 1.91%
5.85%, 03/02/2027
(e)
200 197
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%
Northern Trust Corp
3.95%, 10/30/2025 500 482
4.00%, 05/10/2027 130 123
Oesterreichische Kontrollbank AG
0.38%, 09/17/2025 340 310
2.88%, 05/23/2025 430 413
3.63%, 09/09/2027 125 120

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Oesterreichische Kontrollbank AG   (continued)
4.13%, 01/20/2026 $ 150 $ 147
4.25%, 03/01/2028 300 293
PNC Bank NA
2.70%, 10/22/2029 250 203
PNC Financial Services Group Inc/The
2.20%, 11/01/2024 130 125
2.31%, 04/23/2032
(e)
150 116
Secured Overnight Financing Rate + 0.98%
2.55%, 01/22/2030 160 130
2.60%, 07/23/2026 490 452
3.45%, 04/23/2029 300 263
4.63%, 06/06/2033
(e)
105 91
Secured Overnight Financing Rate + 1.85%
4.76%, 01/26/2027
(e)
240 233
Secured Overnight Financing Rate + 1.09%
5.35%, 12/02/2028
(e)
105 101
Secured Overnight Financing Rate + 1.62%
5.94%, 08/18/2034
(e)
305 293
Secured Overnight Financing Rate + 1.95%
Royal Bank of Canada
1.15%, 07/14/2026 190 168
1.20%, 04/27/2026 175 156
1.60%, 01/21/2025 700 663
2.25%, 11/01/2024 310 298
3.63%, 05/04/2027 115 107
3.88%, 05/04/2032 225 196
4.90%, 01/12/2028 300 291
4.95%, 04/25/2025 145 143
5.00%, 05/02/2033 145 135
5.20%, 07/20/2026 150 148
6.00%, 11/01/2027 150 151
Santander Holdings USA Inc
2.49%, 01/06/2028
(e)
270 234
Secured Overnight Financing Rate + 1.25%
4.50%, 07/17/2025 780 756
Santander UK Group Holdings PLC
1.53%, 08/21/2026
(e)
200 181
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%
1.67%, 06/14/2027
(e)
200 175
Secured Overnight Financing Rate + 0.99%
2.47%, 01/11/2028
(e)
200 174
Secured Overnight Financing Rate + 1.22%
State Street Corp
2.20%, 02/07/2028
(e)
145 129
Secured Overnight Financing Rate + 0.73%
2.20%, 03/03/2031 140 107
2.35%, 11/01/2025
(e)
250 240
Secured Overnight Financing Rate + 0.94%
2.40%, 01/24/2030 160 132
2.65%, 05/19/2026 60 56
3.55%, 08/18/2025 225 216
4.42%, 05/13/2033
(e)
365 327
Secured Overnight Financing Rate + 1.61%
4.82%, 01/26/2034
(e)
65 59
Secured Overnight Financing Rate + 1.57%
5.10%, 05/18/2026
(e)
150 148
Secured Overnight Financing Rate + 1.13%
5.27%, 08/03/2026 155 154
5.75%, 11/04/2026
(e)
90 90
Secured Overnight Financing Rate + 1.35%
Sumitomo Mitsui Financial Group Inc
1.47%, 07/08/2025 300 278
1.90%, 09/17/2028 400 330
2.13%, 07/08/2030 530 415
2.14%, 09/23/2030 170 131
2.30%, 01/12/2041 200 122
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Sumitomo Mitsui Financial Group Inc   (continued)
2.35%, 01/15/2025 $ 200 $ 191
2.75%, 01/15/2030 200 165
2.93%, 09/17/2041 195 127
3.04%, 07/16/2029 200 171
3.36%, 07/12/2027 450 412
3.45%, 01/11/2027 140 130
3.78%, 03/09/2026 500 476
5.46%, 01/13/2026 215 213
5.77%, 01/13/2033 200 195
5.80%, 07/13/2028 300 298
5.81%, 09/14/2033 230 223
6.18%, 07/13/2043 150 143
Toronto-Dominion Bank/The
1.15%, 06/12/2025 330 306
1.20%, 06/03/2026 190 168
1.95%, 01/12/2027 400 356
2.00%, 09/10/2031 195 148
3.20%, 03/10/2032 195 160
3.77%, 06/06/2025 70 68
4.11%, 06/08/2027 70 66
4.46%, 06/08/2032 175 157
4.69%, 09/15/2027 565 543
5.10%, 01/09/2026 150 148
5.52%, 07/17/2028 150 148
5.53%, 07/17/2026 150 149
Truist Bank
1.50%, 03/10/2025 250 233
3.63%, 09/16/2025 250 236
Truist Financial Corp
1.13%, 08/03/2027
(a)
215 180
1.20%, 08/05/2025 365 335
1.27%, 03/02/2027
(e)
60 53
Secured Overnight Financing Rate + 0.61%
1.89%, 06/07/2029
(e)
175 144
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030 290 223
4.12%, 06/06/2028
(e)
135 125
Secured Overnight Financing Rate + 1.37%
4.87%, 01/26/2029
(e)
150 141
Secured Overnight Financing Rate + 1.44%
5.12%, 01/26/2034
(e)
150 134
Secured Overnight Financing Rate + 1.85%
5.87%, 06/08/2034
(e)
150 141
Secured Overnight Financing Rate + 2.36%
5.90%, 10/28/2026
(e)
150 148
Secured Overnight Financing Rate + 1.63%
UBS Group AG
3.75%, 03/26/2025 250 240
4.88%, 05/15/2045 250 205
US Bancorp
1.38%, 07/22/2030 415 303
2.22%, 01/27/2028
(e)
155 137
Secured Overnight Financing Rate + 0.73%
2.49%, 11/03/2036
(e)
175 123
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 950 796
3.15%, 04/27/2027 25 23
4.65%, 02/01/2029
(e)
130 122
Secured Overnight Financing Rate + 1.23%
4.84%, 02/01/2034
(e)
130 114
Secured Overnight Financing Rate + 1.60%
5.73%, 10/21/2026
(e)
150 149
Secured Overnight Financing Rate + 1.43%
5.84%, 06/12/2034
(e)
295 278
Secured Overnight Financing Rate + 2.26%

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bancorp   (continued)
5.85%, 10/21/2033
(e)
$ 150 $ 142
Secured Overnight Financing Rate + 2.09%
US Bank NA/Cincinnati OH
2.05%, 01/21/2025 300 285
Wells Fargo & Co
2.16%, 02/11/2026
(e)
645 609
CME Term Secured Overnight Financing
Rate 3 Month + 1.01%
2.19%, 04/30/2026
(e)
525 493
Secured Overnight Financing Rate + 2.00%
2.39%, 06/02/2028
(e)
475 417
Secured Overnight Financing Rate + 2.10%
2.41%, 10/30/2025
(e)
720 690
CME Term Secured Overnight Financing
Rate 3 Month + 1.09%
3.00%, 04/22/2026 500 466
3.00%, 10/23/2026 530 487
3.07%, 04/30/2041
(e)
480 322
Secured Overnight Financing Rate + 2.53%
3.35%, 03/02/2033
(e)
465 376
Secured Overnight Financing Rate + 1.50%
3.58%, 05/22/2028
(e)
500 458
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
3.91%, 04/25/2026
(e)
390 376
Secured Overnight Financing Rate + 1.32%
4.10%, 06/03/2026 600 570
4.40%, 06/14/2046 385 285
4.48%, 04/04/2031
(e)
245 222
CME Term Secured Overnight Financing
Rate 3 Month + 4.03%
4.61%, 04/25/2053
(e)
390 305
Secured Overnight Financing Rate + 2.13%
4.65%, 11/04/2044 330 257
4.81%, 07/25/2028
(e)
170 162
Secured Overnight Financing Rate + 1.98%
4.90%, 07/25/2033
(e)
340 308
Secured Overnight Financing Rate + 2.10%
4.90%, 11/17/2045 520 417
5.01%, 04/04/2051
(e)
325 273
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
5.38%, 11/02/2043 20 17
5.39%, 04/24/2034
(e)
210 196
Secured Overnight Financing Rate + 2.02%
5.56%, 07/25/2034
(e)
450 426
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(e)
450 439
Secured Overnight Financing Rate + 1.74%
5.61%, 01/15/2044 45 40
Wells Fargo Bank NA
5.45%, 08/07/2026 305 303
5.95%, 08/26/2036 750 726
6.60%, 01/15/2038 250 253
Westpac Banking Corp
1.15%, 06/03/2026 190 170
1.95%, 11/20/2028 200 169
2.15%, 06/03/2031 190 151
2.35%, 02/19/2025 155 148
2.65%, 01/16/2030 155 132
2.89%, 02/04/2030
(e)
160 151
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
2.96%, 11/16/2040 80 49
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Westpac Banking Corp   (continued)
3.02%, 11/18/2036
(e)
$ 150 $ 111
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
3.13%, 11/18/2041 200 123
3.74%, 08/26/2025 110 106
4.04%, 08/26/2027
(a)
110 105
4.11%, 07/24/2034
(e)
165 142
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 165 126
5.46%, 11/18/2027 560 560
$ 136,274
Beverages - 0 .54%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
3.65%, 02/01/2026 525 504
4.70%, 02/01/2036 880 807
4.90%, 02/01/2046 890 776
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 25 21
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 295 262
4.35%, 06/01/2040 605 514
4.75%, 01/23/2029 560 543
5.45%, 01/23/2039 500 483
5.80%, 01/23/2059 595 582
8.20%, 01/15/2039 51 62
Coca-Cola Co/The
1.00%, 03/15/2028 340 287
1.38%, 03/15/2031 340 260
1.45%, 06/01/2027 360 318
1.50%, 03/05/2028
(a)
190 164
1.65%, 06/01/2030 260 208
2.13%, 09/06/2029 165 141
2.25%, 01/05/2032 195 158
2.50%, 06/01/2040 260 177
2.50%, 03/15/2051 170 101
2.60%, 06/01/2050 260 159
2.88%, 05/05/2041 195 139
3.00%, 03/05/2051 285 191
3.38%, 03/25/2027 160 152
Constellation Brands Inc
2.25%, 08/01/2031 170 132
3.15%, 08/01/2029 630 552
4.35%, 05/09/2027 160 153
4.90%, 05/01/2033 75 70
Diageo Capital PLC
2.13%, 10/24/2024 200 193
2.13%, 04/29/2032 200 155
2.38%, 10/24/2029 200 169
5.30%, 10/24/2027 295 294
5.88%, 09/30/2036 139 141
Keurig Dr Pepper Inc
2.25%, 03/15/2031 190 149
3.35%, 03/15/2051 190 123
3.95%, 04/15/2029 110 102
4.05%, 04/15/2032 110 97
4.50%, 04/15/2052 110 87
Molson Coors Beverage Co
3.00%, 07/15/2026 530 493
5.00%, 05/01/2042 50 43
PepsiCo Inc
1.40%, 02/25/2031 165 127
1.63%, 05/01/2030 95 76
1.95%, 10/21/2031 165 130
2.38%, 10/06/2026 670 622
2.63%, 07/29/2029 170 149

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
PepsiCo Inc   (continued)
2.63%, 10/21/2041 $ 160 $ 109
2.75%, 10/21/2051 160 100
2.85%, 02/24/2026 500 473
2.88%, 10/15/2049 160 105
3.60%, 02/18/2028 170 161
4.20%, 07/18/2052 60 50
4.45%, 05/15/2028
(a)
150 147
4.45%, 02/15/2033
(a)
250 240
$ 12,451
Biotechnology - 0 .36%
Amgen Inc
1.65%, 08/15/2028 180 151
1.90%, 02/21/2025 160 152
2.00%, 01/15/2032 180 137
2.20%, 02/21/2027 790 709
2.45%, 02/21/2030 160 132
2.60%, 08/19/2026 500 461
3.00%, 02/22/2029 200 178
3.00%, 01/15/2052
(a)
180 109
3.15%, 02/21/2040 860 607
3.38%, 02/21/2050 160 105
4.20%, 03/01/2033 165 147
4.20%, 02/22/2052 200 150
4.40%, 05/01/2045 40 32
4.66%, 06/15/2051 300 243
4.88%, 03/01/2053 165 137
5.15%, 03/02/2028 270 266
5.25%, 03/02/2025 400 397
5.25%, 03/02/2030 130 127
5.25%, 03/02/2033 155 148
5.60%, 03/02/2043 310 288
5.65%, 03/02/2053 310 290
5.75%, 03/02/2063 230 212
Baxalta Inc
4.00%, 06/23/2025 50 48
5.25%, 06/23/2045 130 116
Biogen Inc
2.25%, 05/01/2030 115 92
5.20%, 09/15/2045 540 474
Gilead Sciences Inc
1.65%, 10/01/2030 165 129
2.60%, 10/01/2040 85 56
2.80%, 10/01/2050 165 100
2.95%, 03/01/2027 530 489
4.00%, 09/01/2036 300 255
4.60%, 09/01/2035 500 458
5.25%, 10/15/2033 150 146
5.55%, 10/15/2053 150 144
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 165 127
Royalty Pharma PLC
1.75%, 09/02/2027 310 264
2.20%, 09/02/2030 160 124
3.30%, 09/02/2040 160 105
$ 8,305
Building Materials - 0 .16%
Carrier Global Corp
2.24%, 02/15/2025 23 22
2.49%, 02/15/2027 36 32
2.72%, 02/15/2030 320 267
3.38%, 04/05/2040 300 214
3.58%, 04/05/2050 160 108
Johnson Controls International plc
4.50%, 02/15/2047 500 399
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 385 295
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Martin Marietta Materials Inc
2.50%, 03/15/2030 $ 500 $ 410
3.20%, 07/15/2051 190 119
Masco Corp
1.50%, 02/15/2028 190 159
4.50%, 05/15/2047 525 392
Owens Corning
4.40%, 01/30/2048 300 229
Trane Technologies Financing Ltd
3.80%, 03/21/2029 600 553
4.65%, 11/01/2044 300 243
Vulcan Materials Co
3.50%, 06/01/2030 295 257
$ 3,699
Chemicals - 0 .35%
Air Products and Chemicals Inc
1.85%, 05/15/2027 655 582
2.80%, 05/15/2050 155 98
4.80%, 03/03/2033 155 149
Albemarle Corp
5.45%, 12/01/2044 150 129
Celanese US Holdings LLC
6.05%, 03/15/2025 94 94
6.17%, 07/15/2027 345 340
6.38%, 07/15/2032 345 332
Dow Chemical Co/The
2.10%, 11/15/2030 165 131
3.60%, 11/15/2050 165 111
4.38%, 11/15/2042 230 179
4.80%, 05/15/2049 300 241
5.25%, 11/15/2041 280 247
9.40%, 05/15/2039 30 38
DuPont de Nemours Inc
4.73%, 11/15/2028 475 459
5.32%, 11/15/2038 500 468
5.42%, 11/15/2048 245 224
Eastman Chemical Co
4.80%, 09/01/2042 100 80
Ecolab Inc
1.30%, 01/30/2031 85 64
1.65%, 02/01/2027 350 311
2.13%, 08/15/2050 85 44
2.75%, 08/18/2055 307 173
4.80%, 03/24/2030 160 156
EIDP Inc
1.70%, 07/15/2025 185 172
Linde Inc/CT
1.10%, 08/10/2030 165 127
LYB International Finance III LLC
1.25%, 10/01/2025 84 77
2.25%, 10/01/2030 165 131
3.63%, 04/01/2051 165 105
4.20%, 10/15/2049 125 88
5.63%, 05/15/2033
(a)
150 144
LyondellBasell Industries NV
4.63%, 02/26/2055 20 15
Nutrien Ltd
4.20%, 04/01/2029 600 556
4.90%, 06/01/2043 200 164
5.80%, 03/27/2053 155 142
5.95%, 11/07/2025 155 155
PPG Industries Inc
1.20%, 03/15/2026 190 170
Sherwin-Williams Co/The
2.20%, 03/15/2032 160 123
2.30%, 05/15/2030 160 130
2.95%, 08/15/2029 450 389
3.30%, 05/15/2050 160 102

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Sherwin-Williams Co/The   (continued)
3.80%, 08/15/2049 $ 175 $ 123
Westlake Corp
3.13%, 08/15/2051 190 109
3.60%, 08/15/2026 350 331
$ 8,003
Coal - 0 .03%
Teck Resources Ltd
3.90%, 07/15/2030 695 604
Commercial Mortgage Backed Securities - 1 .17%
BANK 2018-BNK10
3.69%, 02/15/2061 1,850 1,688
CFCRE Commercial Mortgage Trust 2016-C4
3.28%, 05/10/2058 1,300 1,210
Citigroup Commercial Mortgage Trust 2016-GC36
3.62%, 02/10/2049 1,000 935
COMM 2015-DC1 Mortgage Trust
3.35%, 02/10/2048 1,000 957
COMM 2015-LC19 Mortgage Trust
3.18%, 02/10/2048 1,000 960
COMM 2016-CR28 Mortgage Trust
3.76%, 02/10/2049 1,000 941
CSAIL 2016-C7 Commercial Mortgage Trust
3.31%, 11/15/2049 499 479
Fannie Mae-Aces
2.50%, 10/25/2026
(h)
738 682
2.53%, 09/25/2024 639 619
2.79%, 06/25/2025
(h)
1,344 1,284
2.90%, 02/25/2027
(h)
664 619
2.96%, 02/25/2027
(h)
840 785
3.09%, 12/25/2027
(h)
700 646
3.47%, 07/25/2028
(h)
2,025 1,885
Freddie Mac Multifamily Structured Pass Through
Certificates
2.67%, 03/25/2026 1,050 988
3.06%, 12/25/2024 500 485
3.41%, 12/25/2026 1,500 1,419
3.53%, 10/25/2023
(h)
101 100
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/10/2047 30 30
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 1,000 937
GS Mortgage Securities Trust 2017-GS5
3.47%, 03/10/2050 1,465 1,386
GS Mortgage Securities Trust 2018-GS9
3.99%, 03/10/2051
(h)
1,500 1,355
JPMBB Commercial Mortgage Securities Trust
2014-C22
3.80%, 09/15/2047 1,000 973
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C24
3.48%, 05/15/2048 821 784
Morgan Stanley Capital I Trust 2017-H1
3.26%, 06/15/2050 2,500 2,279
SG Commercial Mortgage Securities Trust 2016-C5
3.06%, 10/10/2048 1,000 911
Wells Fargo Commercial Mortgage Trust 2015-C28
3.29%, 05/15/2048 1,482 1,415
$ 26,752
Commercial Services - 0 .25%
American University/The
3.67%, 04/01/2049 125 91
Automatic Data Processing Inc
1.70%, 05/15/2028 195 168
3.38%, 09/15/2025 500 482
California Institute of Technology
4.32%, 08/01/2045 80 66
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Global Payments Inc
1.20%, 03/01/2026 $ 370 $ 330
1.50%, 11/15/2024 195 185
2.65%, 02/15/2025 170 162
3.20%, 08/15/2029 170 145
4.15%, 08/15/2049 85 58
Leland Stanford Junior University/The
3.65%, 05/01/2048 287 222
Massachusetts Institute of Technology
3.89%, 07/01/2116 250 172
4.68%, 07/01/2114 250 207
Moody's Corp
4.25%, 08/08/2032 175 159
5.25%, 07/15/2044 500 452
PayPal Holdings Inc
1.65%, 06/01/2025 160 150
2.30%, 06/01/2030 160 131
2.40%, 10/01/2024 160 155
2.85%, 10/01/2029 160 139
3.90%, 06/01/2027 185 177
4.40%, 06/01/2032
(a)
185 171
S&P Global Inc
1.25%, 08/15/2030 165 126
2.45%, 03/01/2027 295 269
2.50%, 12/01/2029 120 102
3.25%, 12/01/2049 120 79
3.70%, 03/01/2052 295 213
5.25%, 09/15/2033
(i)
150 146
University of Southern California
5.25%, 10/01/2111 30 27
Verisk Analytics Inc
4.00%, 06/15/2025 500 485
William Marsh Rice University
3.57%, 05/15/2045 500 379
$ 5,648
Computers - 0 .60%
Apple Inc
0.55%, 08/20/2025 525 482
0.70%, 02/08/2026 350 316
1.13%, 05/11/2025 550 514
1.20%, 02/08/2028 345 294
1.25%, 08/20/2030 525 411
1.40%, 08/05/2028 190 161
1.65%, 05/11/2030 160 130
1.65%, 02/08/2031 175 139
1.70%, 08/05/2031
(a)
385 303
2.20%, 09/11/2029 165 142
2.38%, 02/08/2041 175 117
2.40%, 08/20/2050
(a)
525 310
2.65%, 05/11/2050 160 98
2.65%, 02/08/2051 175 106
2.70%, 08/05/2051 285 174
2.80%, 02/08/2061 175 103
2.90%, 09/12/2027 655 605
2.95%, 09/11/2049 165 109
3.20%, 05/13/2025 445 430
3.20%, 05/11/2027 320 300
3.25%, 08/08/2029 175 160
3.35%, 02/09/2027 535 506
3.35%, 08/08/2032
(a)
175 154
3.45%, 02/09/2045 30 23
3.75%, 09/12/2047 115 89
3.75%, 11/13/2047 150 116
3.85%, 05/04/2043 300 243
3.95%, 08/08/2052 175 137
4.30%, 05/10/2033
(a)
295 278
4.65%, 02/23/2046 885 789
4.85%, 05/10/2053 295 270

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Dell International LLC / EMC Corp
3.38%, 12/15/2041
(i)
$ 200 $ 134
3.45%, 12/15/2051
(i)
400 249
5.25%, 02/01/2028 150 148
6.02%, 06/15/2026 443 445
8.10%, 07/15/2036 138 154
8.35%, 07/15/2046 83 97
Hewlett Packard Enterprise Co
4.90%, 10/15/2025 300 294
6.20%, 10/15/2035 80 80
6.35%, 10/15/2045 195 190
HP Inc
2.20%, 06/17/2025 240 226
3.00%, 06/17/2027 240 218
4.75%, 01/15/2028 175 168
6.00%, 09/15/2041 154 145
International Business Machines Corp
2.20%, 02/09/2027 100 90
3.30%, 05/15/2026 800 759
3.50%, 05/15/2029 470 425
4.00%, 07/27/2025 165 161
4.00%, 06/20/2042 35 27
4.15%, 05/15/2039 230 187
4.25%, 05/15/2049 340 262
4.40%, 07/27/2032 165 152
4.50%, 02/06/2028 115 111
4.70%, 02/19/2046 185 155
5.10%, 02/06/2053 150 131
5.60%, 11/30/2039 92 88
5.88%, 11/29/2032 200 206
6.22%, 08/01/2027 351 362
NetApp Inc
2.38%, 06/22/2027 160 143
$ 13,816
Consumer Products - 0 .05%
Church & Dwight Co Inc
3.15%, 08/01/2027 300 278
3.95%, 08/01/2047 300 226
Clorox Co/The
1.80%, 05/15/2030 160 126
Kimberly-Clark Corp
2.75%, 02/15/2026 400 378
2.88%, 02/07/2050 160 102
$ 1,110
Cosmetics & Personal Care - 0 .22%
Colgate-Palmolive Co
3.10%, 08/15/2025 175 168
3.25%, 08/15/2032 175 153
4.60%, 03/01/2028 155 153
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 170 133
2.00%, 12/01/2024 240 230
2.38%, 12/01/2029 240 202
Haleon UK Capital PLC
3.13%, 03/24/2025 250 240
Haleon US Capital LLC
3.38%, 03/24/2027 475 441
3.63%, 03/24/2032 370 317
4.00%, 03/24/2052 250 185
Kenvue Inc
4.90%, 03/22/2033
(i)
155 148
5.05%, 03/22/2028
(i)
155 153
5.05%, 03/22/2053
(i)
155 141
5.10%, 03/22/2043
(i)
155 143
5.50%, 03/22/2025
(i)
155 155
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Cosmetics & Personal Care (continued)
Procter & Gamble Co/The
0.55%, 10/29/2025 $ 240 $ 218
1.20%, 10/29/2030 340 263
1.90%, 02/01/2027 115 104
2.30%, 02/01/2032 115 95
2.80%, 03/25/2027 660 612
3.55%, 03/25/2040 160 130
3.95%, 01/26/2028 150 145
Unilever Capital Corp
1.38%, 09/14/2030 170 131
2.13%, 09/06/2029 115 97
4.88%, 09/08/2028 150 148
5.90%, 11/15/2032 230 239
$ 5,144
Distribution & Wholesale - 0 .01%
WW Grainger Inc
4.60%, 06/15/2045 250 214
Diversified Financial Services - 0 .91%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.65%, 10/29/2024 990 942
1.75%, 10/29/2024 380 362
1.75%, 01/30/2026 170 153
2.45%, 10/29/2026 225 202
3.00%, 10/29/2028 245 210
3.30%, 01/30/2032 380 302
3.40%, 10/29/2033 275 213
3.88%, 01/23/2028 300 272
6.10%, 01/15/2027 305 303
Air Lease Corp
1.88%, 08/15/2026 200 178
2.10%, 09/01/2028 385 320
2.30%, 02/01/2025 265 251
2.88%, 01/15/2026 385 358
2.88%, 01/15/2032 200 156
3.25%, 03/01/2025 500 479
3.25%, 10/01/2029 95 81
Ally Financial Inc
2.20%, 11/02/2028 190 150
4.75%, 06/09/2027 160 147
8.00%, 11/01/2031 540 545
American Express Co
1.65%, 11/04/2026 1,000 885
2.25%, 03/04/2025 195 185
3.30%, 05/03/2027 30 28
4.05%, 05/03/2029 75 70
4.05%, 12/03/2042 25 20
4.99%, 05/01/2026
(e)
550 540
Secured Overnight Financing Rate + 1.00%
5.28%, 07/27/2029
(e)
150 146
Secured Overnight Financing Rate + 1.28%
5.39%, 07/28/2027
(e)
150 148
Secured Overnight Financing Rate + 0.97%
BlackRock Inc
2.10%, 02/25/2032 150 116
2.40%, 04/30/2030 125 104
Capital One Financial Corp
1.88%, 11/02/2027
(e)
125 109
Secured Overnight Financing Rate + 0.86%
2.36%, 07/29/2032
(e)
190 130
Secured Overnight Financing Rate + 1.34%
3.20%, 02/05/2025 415 398
3.75%, 07/28/2026 850 788
4.20%, 10/29/2025 30 29
4.93%, 05/10/2028
(e)
255 242
Secured Overnight Financing Rate + 2.06%
5.82%, 02/01/2034
(e)
150 135
Secured Overnight Financing Rate + 2.60%

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Capital One Financial Corp   (continued)
6.31%, 06/08/2029
(e)
$ 150 $ 147
Secured Overnight Financing Rate + 2.64%
Charles Schwab Corp/The
0.90%, 03/11/2026 315 279
1.15%, 05/13/2026 195 173
1.65%, 03/11/2031 315 233
1.95%, 12/01/2031 195 143
2.00%, 03/20/2028 385 325
3.45%, 02/13/2026 250 236
5.64%, 05/19/2029
(e)
150 147
Secured Overnight Financing Rate + 2.21%
5.88%, 08/24/2026 155 154
6.14%, 08/24/2034
(e)
155 151
Secured Overnight Financing Rate + 2.01%
CME Group Inc
3.00%, 03/15/2025 530 511
5.30%, 09/15/2043 200 192
Credit Suisse USA Inc
7.13%, 07/15/2032 300 320
Discover Financial Services
4.10%, 02/09/2027 500 457
Intercontinental Exchange Inc
1.85%, 09/15/2032 125 91
2.10%, 06/15/2030 160 129
2.65%, 09/15/2040 165 107
3.00%, 09/15/2060 165 94
3.75%, 12/01/2025 50 48
4.00%, 09/15/2027 365 346
4.25%, 09/21/2048 150 118
4.60%, 03/15/2033 185 170
4.95%, 06/15/2052 335 289
Jefferies Financial Group Inc
2.63%, 10/15/2031 165 125
4.15%, 01/23/2030 400 353
6.50%, 01/20/2043 200 193
Mastercard Inc
2.00%, 03/03/2025 210 200
2.00%, 11/18/2031 170 133
2.95%, 11/21/2026 500 468
2.95%, 03/15/2051 190 123
3.35%, 03/26/2030 80 71
3.85%, 03/26/2050 560 431
4.88%, 03/09/2028 155 154
Nasdaq Inc
2.50%, 12/21/2040 185 114
5.35%, 06/28/2028 150 147
5.95%, 08/15/2053 35 33
Nomura Holdings Inc
1.85%, 07/16/2025 330 305
2.33%, 01/22/2027 385 339
2.68%, 07/16/2030 330 262
5.84%, 01/18/2028 300 296
6.09%, 07/12/2033 300 293
Synchrony Financial
4.50%, 07/23/2025 20 19
Visa Inc
1.10%, 02/15/2031 165 125
1.90%, 04/15/2027 475 426
2.00%, 08/15/2050 165 90
2.05%, 04/15/2030 155 128
2.70%, 04/15/2040 155 109
3.15%, 12/14/2025 600 573
3.65%, 09/15/2047 85 64
4.15%, 12/14/2035 215 194
4.30%, 12/14/2045 375 317
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Western Union Co/The
6.20%, 11/17/2036 $ 200 $ 195
$ 20,837
Electric - 1 .88%
AEP Texas Inc
2.10%, 07/01/2030 165 130
3.45%, 01/15/2050 55 35
3.45%, 05/15/2051 195 124
4.70%, 05/15/2032 65 59
5.25%, 05/15/2052 65 56
AEP Transmission Co LLC
2.75%, 08/15/2051 190 108
4.00%, 12/01/2046 400 305
4.50%, 06/15/2052 90 73
5.40%, 03/15/2053 155 144
AES Corp/The
2.45%, 01/15/2031 180 138
Alabama Power Co
1.45%, 09/15/2030 160 122
3.13%, 07/15/2051 190 116
4.30%, 01/02/2046 400 310
Ameren Corp
1.75%, 03/15/2028 190 161
Ameren Illinois Co
1.55%, 11/15/2030 180 137
3.25%, 03/15/2050 80 53
3.85%, 09/01/2032 115 101
American Electric Power Co Inc
1.00%, 11/01/2025 45 41
2.30%, 03/01/2030 160 129
5.63%, 03/01/2033 155 150
Appalachian Power Co
3.30%, 06/01/2027 200 183
7.00%, 04/01/2038 120 128
Arizona Public Service Co
2.60%, 08/15/2029 270 231
2.65%, 09/15/2050 170 92
4.50%, 04/01/2042 77 61
Baltimore Gas and Electric Co
2.25%, 06/15/2031 190 151
4.55%, 06/01/2052 60 48
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 135 101
2.85%, 05/15/2051 180 104
3.80%, 07/15/2048 300 209
4.50%, 02/01/2045 325 259
4.60%, 05/01/2053 195 152
5.15%, 11/15/2043 15 13
6.13%, 04/01/2036 156 157
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 190 127
4.25%, 02/01/2049 300 237
4.85%, 10/01/2052 80 69
4.95%, 04/01/2033 155 147
5.20%, 10/01/2028 150 149
CenterPoint Energy Inc
1.45%, 06/01/2026 195 175
2.95%, 03/01/2030 125 105
3.70%, 09/01/2049 90 60
CMS Energy Corp
3.75%, 12/01/2050
(e)
180 135
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 160 99
3.13%, 03/15/2051 190 119
4.00%, 03/01/2049 300 225
5.30%, 02/01/2053 150 138

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Connecticut Light and Power Co/The
0.75%, 12/01/2025 $ 180 $ 163
2.05%, 07/01/2031 190 149
3.20%, 03/15/2027 165 153
4.00%, 04/01/2048 500 381
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 195 157
3.00%, 12/01/2060 180 101
3.70%, 11/15/2059 80 52
3.88%, 06/15/2047 650 466
4.13%, 05/15/2049 300 223
4.20%, 03/15/2042 128 101
4.30%, 12/01/2056 230 169
5.20%, 03/01/2033
(a)
150 145
5.85%, 03/15/2036 51 50
6.15%, 11/15/2052 155 156
6.75%, 04/01/2038 125 134
Consumers Energy Co
2.50%, 05/01/2060 94 49
3.10%, 08/15/2050 245 158
4.20%, 09/01/2052 175 136
4.90%, 02/15/2029 155 152
Delmarva Power & Light Co
4.15%, 05/15/2045 350 264
Dominion Energy Inc
1.45%, 04/15/2026 190 171
3.30%, 04/15/2041 190 130
3.38%, 04/01/2030 155 133
4.70%, 12/01/2044 300 239
4.90%, 08/01/2041 77 64
5.38%, 11/15/2032 105 100
5.95%, 06/15/2035 400 392
Dominion Energy South Carolina Inc
5.45%, 02/01/2041 77 72
DTE Electric Co
1.90%, 04/01/2028 435 376
2.25%, 03/01/2030 160 132
2.63%, 03/01/2031 155 128
3.95%, 03/01/2049 250 186
5.40%, 04/01/2053 155 145
DTE Energy Co
1.05%, 06/01/2025 85 78
4.88%, 06/01/2028 100 97
Duke Energy Carolinas LLC
3.20%, 08/15/2049 450 288
4.00%, 09/30/2042 100 77
4.95%, 01/15/2033 150 143
5.30%, 02/15/2040 362 335
5.35%, 01/15/2053 150 137
Duke Energy Corp
0.90%, 09/15/2025 170 155
3.15%, 08/15/2027 15 14
3.30%, 06/15/2041 190 130
3.50%, 06/15/2051 190 123
3.75%, 09/01/2046 400 276
4.50%, 08/15/2032 175 157
5.00%, 08/15/2052 175 145
6.10%, 09/15/2053 150 145
Duke Energy Florida LLC
1.75%, 06/15/2030 160 126
2.50%, 12/01/2029 330 280
3.40%, 10/01/2046 300 202
5.65%, 04/01/2040 25 24
5.95%, 11/15/2052 155 152
6.40%, 06/15/2038 66 68
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Indiana LLC
2.75%, 04/01/2050 $ 160 $ 92
5.40%, 04/01/2053 155 142
6.12%, 10/15/2035 77 77
Duke Energy Ohio Inc
2.13%, 06/01/2030 160 128
Duke Energy Progress LLC
2.50%, 08/15/2050 165 90
Emera US Finance LP
3.55%, 06/15/2026 25 23
4.75%, 06/15/2046 25 18
Entergy Arkansas LLC
2.65%, 06/15/2051 170 95
5.15%, 01/15/2033 150 144
Entergy Corp
1.90%, 06/15/2028 115 97
2.40%, 06/15/2031 190 148
Entergy Louisiana LLC
2.90%, 03/15/2051 90 53
3.10%, 06/15/2041 190 131
4.75%, 09/15/2052 105 86
Entergy Texas Inc
1.75%, 03/15/2031 165 126
4.00%, 03/30/2029 300 276
4.50%, 03/30/2039 300 249
Evergy Kansas Central Inc
5.70%, 03/15/2053 155 145
Evergy Metro Inc
2.25%, 06/01/2030 160 129
Eversource Energy
0.80%, 08/15/2025 165 150
1.65%, 08/15/2030 165 126
5.13%, 05/15/2033 150 140
Exelon Corp
3.35%, 03/15/2032 195 162
4.45%, 04/15/2046 20 16
5.63%, 06/15/2035 300 288
Florida Power & Light Co
2.45%, 02/03/2032 200 161
2.88%, 12/04/2051 195 118
3.15%, 10/01/2049 90 59
3.70%, 12/01/2047 200 146
4.05%, 10/01/2044 350 274
4.40%, 05/15/2028 150 145
4.80%, 05/15/2033 110 104
5.10%, 04/01/2033 155 150
5.69%, 03/01/2040 48 47
Georgia Power Co
4.30%, 03/15/2042 228 182
4.65%, 05/16/2028 150 145
4.70%, 05/15/2032 185 171
Iberdrola International BV
6.75%, 07/15/2036 128 136
Interstate Power and Light Co
2.30%, 06/01/2030 40 32
4.10%, 09/26/2028 300 281
Kentucky Utilities Co
3.30%, 06/01/2050 155 101
5.13%, 11/01/2040 250 222
MidAmerican Energy Co
3.15%, 04/15/2050 165 104
3.65%, 04/15/2029 300 274
4.25%, 07/15/2049 300 234
Mississippi Power Co
4.25%, 03/15/2042 100 77

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
National Rural Utilities Cooperative Finance Corp
1.00%, 06/15/2026 $ 190 $ 169
2.40%, 03/15/2030 105 86
3.05%, 04/25/2027 300 276
3.25%, 11/01/2025 500 477
4.15%, 12/15/2032 175 156
4.80%, 03/15/2028 115 112
Nevada Power Co
2.40%, 05/01/2030 200 163
NextEra Energy Capital Holdings Inc
1.90%, 06/15/2028 195 165
2.25%, 06/01/2030 450 360
2.75%, 11/01/2029 115 98
4.90%, 02/28/2028 150 145
5.00%, 07/15/2032 175 164
5.25%, 02/28/2053 150 130
5.65%, 05/01/2079
(e)
500 460
3 Month USD LIBOR + 3.16%
Northern States Power Co/MN
2.25%, 04/01/2031 190 152
2.60%, 06/01/2051 160 90
2.90%, 03/01/2050 80 49
3.40%, 08/15/2042 100 72
5.10%, 05/15/2053 150 134
5.35%, 11/01/2039 82 77
NorthWestern Corp
4.18%, 11/15/2044 300 225
NSTAR Electric Co
4.55%, 06/01/2052 185 150
4.95%, 09/15/2052 80 69
Ohio Power Co
1.63%, 01/15/2031 150 114
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 165 150
3.10%, 09/15/2049 430 273
4.15%, 06/01/2032 185 168
4.30%, 05/15/2028
(i)
250 239
4.55%, 09/15/2032 115 106
4.60%, 06/01/2052 185 153
5.25%, 09/30/2040 51 48
Pacific Gas and Electric Co
2.10%, 08/01/2027 885 757
2.50%, 02/01/2031 320 243
3.30%, 08/01/2040 160 102
3.50%, 08/01/2050 1,160 691
4.20%, 06/01/2041 190 133
4.95%, 06/08/2025 455 444
5.90%, 06/15/2032 150 140
6.10%, 01/15/2029 150 146
6.75%, 01/15/2053 150 141
PacifiCorp
2.90%, 06/15/2052 190 105
5.35%, 12/01/2053 155 129
5.50%, 05/15/2054 150 127
6.25%, 10/15/2037 92 91
PECO Energy Co
2.80%, 06/15/2050 425 251
2.85%, 09/15/2051 175 104
4.38%, 08/15/2052 115 92
4.60%, 05/15/2052 55 45
4.90%, 06/15/2033 150 143
PPL Electric Utilities Corp
3.00%, 10/01/2049 80 50
3.95%, 06/01/2047 300 227
5.00%, 05/15/2033 155 148
Progress Energy Inc
7.75%, 03/01/2031 136 148
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Public Service Co of Colorado
1.88%, 06/15/2031 $ 155 $ 119
2.70%, 01/15/2051 495 277
3.70%, 06/15/2028 300 276
4.50%, 06/01/2052 60 47
5.25%, 04/01/2053 110 96
Public Service Co of Oklahoma
5.25%, 01/15/2033 150 143
Public Service Electric and Gas Co
2.05%, 08/01/2050 165 84
2.45%, 01/15/2030 160 134
3.00%, 05/15/2027 400 370
3.15%, 01/01/2050 160 104
3.65%, 09/01/2042 200 149
4.65%, 03/15/2033 155 146
5.45%, 08/01/2053 155 148
Public Service Enterprise Group Inc
0.80%, 08/15/2025 330 301
Puget Sound Energy Inc
2.89%, 09/15/2051 170 99
3.25%, 09/15/2049 60 38
5.80%, 03/15/2040 351 332
San Diego Gas & Electric Co
1.70%, 10/01/2030 170 131
3.32%, 04/15/2050 155 99
3.70%, 03/15/2052 195 135
Sempra
3.40%, 02/01/2028 300 273
3.80%, 02/01/2038 300 233
4.00%, 02/01/2048 400 288
6.00%, 10/15/2039 112 106
Southern California Edison Co
2.25%, 06/01/2030 160 128
2.85%, 08/01/2029 125 108
3.45%, 02/01/2052 200 128
3.65%, 02/01/2050 315 213
4.00%, 04/01/2047 585 423
4.70%, 06/01/2027 365 354
5.30%, 03/01/2028 155 153
5.50%, 03/15/2040 102 93
5.65%, 10/01/2028 150 150
5.70%, 03/01/2053 155 142
5.85%, 11/01/2027 155 156
5.95%, 02/01/2038 367 357
Southern Co/The
1.75%, 03/15/2028
(a)
190 161
3.25%, 07/01/2026 570 534
3.75%, 09/15/2051
(e)
435 379
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(e)
170 157
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
5.15%, 10/06/2025 90 89
5.20%, 06/15/2033 150 142
5.50%, 03/15/2029 150 149
5.70%, 10/15/2032 60 59
Southern Power Co
0.90%, 01/15/2026 40 36
5.25%, 07/15/2043
(a)
200 168
Southwestern Electric Power Co
4.10%, 09/15/2028 400 371
6.20%, 03/15/2040 51 49
Tampa Electric Co
3.45%, 03/15/2051 185 119
4.35%, 05/15/2044 200 156

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Tucson Electric Power Co
1.50%, 08/01/2030 $ 455 $ 346
3.25%, 05/01/2051 195 119
Union Electric Co
2.15%, 03/15/2032 190 146
2.63%, 03/15/2051 165 94
5.45%, 03/15/2053 155 143
Virginia Electric and Power Co
2.30%, 11/15/2031 195 152
2.45%, 12/15/2050 90 48
2.88%, 07/15/2029 90 78
2.95%, 11/15/2051 380 226
3.75%, 05/15/2027 115 109
4.20%, 05/15/2045 300 227
5.45%, 04/01/2053 125 114
6.00%, 05/15/2037 77 76
8.88%, 11/15/2038 10 12
WEC Energy Group Inc
1.38%, 10/15/2027 165 140
2.20%, 12/15/2028 200 170
4.75%, 01/09/2026 150 147
5.00%, 09/27/2025 80 79
Wisconsin Electric Power Co
2.05%, 12/15/2024 65 62
4.75%, 09/30/2032 120 113
Wisconsin Public Service Corp
2.85%, 12/01/2051 195 114
Xcel Energy Inc
1.75%, 03/15/2027 280 246
2.60%, 12/01/2029 115 97
4.60%, 06/01/2032 110 100
$ 43,186
Electrical Components & Equipment - 0 .04%
Emerson Electric Co
0.88%, 10/15/2026 550 483
2.20%, 12/21/2031 400 318
$ 801
Electronics - 0 .09%
Agilent Technologies Inc
2.10%, 06/04/2030 160 128
2.30%, 03/12/2031 195 154
Fortive Corp
3.15%, 06/15/2026 535 500
Honeywell International Inc
1.10%, 03/01/2027 190 167
1.35%, 06/01/2025 75 70
1.75%, 09/01/2031 190 146
1.95%, 06/01/2030 310 251
2.50%, 11/01/2026 50 46
2.70%, 08/15/2029 85 74
2.80%, 06/01/2050
(a)
160 106
4.25%, 01/15/2029 150 143
5.00%, 02/15/2033 155 151
Jabil Inc
1.70%, 04/15/2026 190 171
Tyco Electronics Group SA
7.13%, 10/01/2037 14 15
$ 2,122
Entertainment - 0 .10%
Warnermedia Holdings Inc
3.64%, 03/15/2025 395 381
3.76%, 03/15/2027 395 365
4.05%, 03/15/2029 390 347
4.28%, 03/15/2032 290 246
5.05%, 03/15/2042 395 306
5.14%, 03/15/2052 295 219
5.39%, 03/15/2062 635 469
$ 2,333
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control - 0 .09%
Republic Services Inc
1.75%, 02/15/2032 $ 90 $ 67
2.30%, 03/01/2030 340 280
5.00%, 04/01/2034 305 289
Waste Connections Inc
2.20%, 01/15/2032 385 297
4.20%, 01/15/2033 345 308
Waste Management Inc
0.75%, 11/15/2025 90 82
2.00%, 06/01/2029 195 162
2.50%, 11/15/2050 180 102
4.15%, 04/15/2032
(a)
95 86
4.63%, 02/15/2033 150 140
4.88%, 02/15/2029 305 298
$ 2,111
Federal & Federally Sponsored Credit - 0 .07%
Federal Farm Credit Banks Funding Corp
4.38%, 06/23/2026 445 439
4.50%, 11/18/2024 460 455
4.50%, 08/14/2026 605 599
$ 1,493
Finance - Mortgage Loan/Banker - 0 .56%
Fannie Mae
0.50%, 06/17/2025 370 342
0.50%, 11/07/2025 360 327
0.75%, 10/08/2027 500 428
0.88%, 08/05/2030 680 525
2.13%, 04/24/2026 1,150 1,073
5.63%, 07/15/2037 200 213
6.63%, 11/15/2030 602 666
7.13%, 01/15/2030 199 224
7.25%, 05/15/2030 280 319
Federal Home Loan Banks
0.38%, 09/04/2025 470 430
3.25%, 11/16/2028 2,000 1,870
4.00%, 06/30/2028 295 286
4.50%, 10/03/2024 795 786
4.63%, 06/06/2025 445 441
5.00%, 02/28/2025 460 458
5.50%, 07/15/2036 700 747
Freddie Mac
0.38%, 09/23/2025 3,160 2,881
6.25%, 07/15/2032
(a)
231 256
6.75%, 03/15/2031 577 647
$ 12,919
Food - 0 .31%
Campbell Soup Co
3.95%, 03/15/2025 350 340
4.15%, 03/15/2028 160 150
Conagra Brands Inc
1.38%, 11/01/2027 125 105
4.85%, 11/01/2028 205 196
5.30%, 11/01/2038 120 106
5.40%, 11/01/2048 120 102
General Mills Inc
2.25%, 10/14/2031 170 133
4.00%, 04/17/2025 300 292
4.95%, 03/29/2033 155 145
Hershey Co/The
1.70%, 06/01/2030 160 128
3.38%, 08/15/2046 350 241
J M Smucker Co/The
2.13%, 03/15/2032 195 147
JBS USA LUX SA / JBS USA Food Co / JBS
Luxembourg SARL
6.75%, 03/15/2034
(i)
150 146

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
JBS USA LUX SA / JBS USA Food Co / JBS USA
Finance Inc
5.13%, 02/01/2028 $ 325 $ 309
5.75%, 04/01/2033 325 297
6.50%, 12/01/2052 325 291
Kellanova
2.10%, 06/01/2030 160 127
3.25%, 04/01/2026 500 473
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 30 28
Kroger Co/The
1.70%, 01/15/2031 190 143
3.70%, 08/01/2027 300 281
3.95%, 01/15/2050 175 126
4.45%, 02/01/2047 55 43
5.15%, 08/01/2043 300 254
5.40%, 07/15/2040 25 22
McCormick & Co Inc/MD
0.90%, 02/15/2026 190 170
1.85%, 02/15/2031 190 145
Mondelez International Inc
1.50%, 02/04/2031 105 79
2.63%, 03/17/2027 195 177
2.63%, 09/04/2050 625 361
Sysco Corp
2.40%, 02/15/2030 135 111
2.45%, 12/14/2031 115 90
4.50%, 04/01/2046 300 234
4.85%, 10/01/2045 250 203
5.38%, 09/21/2035 500 473
Tyson Foods Inc
4.55%, 06/02/2047 520 392
$ 7,060
Forest Products & Paper - 0 .03%
Georgia-Pacific LLC
7.75%, 11/15/2029 51 56
International Paper Co
4.80%, 06/15/2044 223 183
Suzano Austria GmbH
2.50%, 09/15/2028 90 75
5.00%, 01/15/2030 300 274
$ 588
Gas - 0 .12%
Atmos Energy Corp
1.50%, 01/15/2031 165 125
3.38%, 09/15/2049 165 110
4.13%, 10/15/2044 400 313
5.75%, 10/15/2052 105 103
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 165 128
4.40%, 07/01/2032 175 158
5.25%, 03/01/2028 150 148
Eastern Energy Gas Holdings LLC
2.50%, 11/15/2024 155 149
NiSource Inc
0.95%, 08/15/2025 330 301
3.49%, 05/15/2027 20 18
3.60%, 05/01/2030 150 131
5.00%, 06/15/2052 355 296
5.25%, 03/30/2028 60 59
5.40%, 06/30/2033 150 144
Southern California Gas Co
2.55%, 02/01/2030 160 132
5.75%, 06/01/2053 150 140
Southern Co Gas Capital Corp
1.75%, 01/15/2031 165 125
3.15%, 09/30/2051 195 115
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas (continued)
Washington Gas Light Co
3.65%, 09/15/2049 $ 95 $ 63
$ 2,758
Hand & Machine Tools - 0 .03%
Stanley Black & Decker Inc
2.30%, 03/15/2030 735 590
2.75%, 11/15/2050 175 95
$ 685
Healthcare - Products - 0 .29%
Abbott Laboratories
1.15%, 01/30/2028 250 213
1.40%, 06/30/2030 330 262
3.75%, 11/30/2026 266 255
4.75%, 11/30/2036 40 38
4.90%, 11/30/2046 500 455
5.30%, 05/27/2040 200 196
Baxter International Inc
1.73%, 04/01/2031 175 131
1.92%, 02/01/2027 395 348
2.27%, 12/01/2028 195 165
Boston Scientific Corp
1.90%, 06/01/2025 160 150
2.65%, 06/01/2030 160 134
4.70%, 03/01/2049 17 14
7.38%, 01/15/2040 51 56
Danaher Corp
2.60%, 10/01/2050 165 97
DH Europe Finance II Sarl
2.60%, 11/15/2029 155 133
3.25%, 11/15/2039 155 116
GE HealthCare Technologies Inc
5.60%, 11/15/2025 155 154
5.65%, 11/15/2027 155 155
5.86%, 03/15/2030 155 154
5.91%, 11/22/2032 155 154
6.38%, 11/22/2052 155 158
Koninklijke Philips NV
5.00%, 03/15/2042 128 108
Medtronic Global Holdings SCA
4.25%, 03/30/2028 155 148
Medtronic Inc
4.38%, 03/15/2035 665 602
Revvity Inc
1.90%, 09/15/2028 155 129
Stryker Corp
3.50%, 03/15/2026 500 477
4.10%, 04/01/2043 200 156
4.63%, 03/15/2046 20 17
Thermo Fisher Scientific Inc
1.22%, 10/18/2024 385 367
2.00%, 10/15/2031 190 147
2.60%, 10/01/2029 160 138
2.80%, 10/15/2041 250 169
4.80%, 11/21/2027 155 153
5.09%, 08/10/2033 350 338
5.40%, 08/10/2043 150 143
Zimmer Biomet Holdings Inc
2.60%, 11/24/2031 165 130
$ 6,760
Healthcare - Services - 0 .63%
Aetna Inc
3.50%, 11/15/2024 300 292
4.13%, 11/15/2042 100 74
6.63%, 06/15/2036 105 108
6.75%, 12/15/2037 112 116
Ascension Health
3.95%, 11/15/2046 500 387

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Baylor Scott & White Holdings
3.97%, 11/15/2046 $ 232 $ 175
Centene Corp
4.63%, 12/15/2029 500 450
Children's Hospital Medical Center/Cincinnati OH
4.27%, 05/15/2044 215 177
CommonSpirit Health
4.35%, 11/01/2042 200 161
Elevance Health Inc
1.50%, 03/15/2026 190 172
2.88%, 09/15/2029 120 103
3.13%, 05/15/2050 600 377
3.60%, 03/15/2051 190 130
3.65%, 12/01/2027 300 278
4.10%, 05/15/2032 170 151
4.38%, 12/01/2047 300 239
4.63%, 05/15/2042 30 25
4.65%, 01/15/2043 115 96
4.75%, 02/15/2033 150 140
6.10%, 10/15/2052 150 151
HCA Inc
2.38%, 07/15/2031 190 145
3.38%, 03/15/2029 390 342
3.50%, 07/15/2051 190 119
4.38%, 03/15/2042 195 149
4.50%, 02/15/2027 800 764
5.20%, 06/01/2028 150 145
5.25%, 06/15/2026 750 734
5.50%, 06/01/2033 150 142
Humana Inc
1.35%, 02/03/2027 190 166
2.15%, 02/03/2032 190 144
3.13%, 08/15/2029 85 74
4.50%, 04/01/2025 160 157
4.95%, 10/01/2044 325 274
5.50%, 03/15/2053 155 141
Kaiser Foundation Hospitals
3.27%, 11/01/2049 230 154
4.15%, 05/01/2047 470 373
Laboratory Corp of America Holdings
2.30%, 12/01/2024 310 297
2.95%, 12/01/2029 310 266
4.70%, 02/01/2045 115 94
Mass General Brigham Inc
3.19%, 07/01/2049 315 207
4.12%, 07/01/2055 300 224
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/2052 200 155
4.20%, 07/01/2055 250 193
Mount Sinai Hospital
3.98%, 07/01/2048 400 300
Quest Diagnostics Inc
2.95%, 06/30/2030 155 130
UnitedHealth Group Inc
1.25%, 01/15/2026 160 146
2.00%, 05/15/2030 160 130
2.30%, 05/15/2031 195 158
2.75%, 05/15/2040 160 109
2.88%, 08/15/2029 175 154
2.90%, 05/15/2050 160 98
3.05%, 05/15/2041 195 138
3.25%, 05/15/2051 120 79
3.45%, 01/15/2027 440 416
3.50%, 08/15/2039 200 154
3.70%, 05/15/2027 185 175
3.70%, 08/15/2049 350 252
4.20%, 05/15/2032 185 169
4.25%, 01/15/2029 305 290
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc   (continued)
4.25%, 06/15/2048 $ 165 $ 132
4.45%, 12/15/2048 120 99
4.63%, 07/15/2035 30 28
4.75%, 07/15/2045 700 608
4.75%, 05/15/2052 185 158
5.20%, 04/15/2063 305 272
5.25%, 02/15/2028 295 295
5.35%, 02/15/2033 295 292
5.88%, 02/15/2053 295 296
6.50%, 06/15/2037 77 82
$ 14,421
Home Builders - 0 .01%
DR Horton Inc
1.30%, 10/15/2026 190 167
1.40%, 10/15/2027 165 140
$ 307
Insurance - 0 .66%
Aflac Inc
1.13%, 03/15/2026 195 175
Allied World Assurance Co Holdings Ltd
4.35%, 10/29/2025 500 478
Allstate Corp/The
0.75%, 12/15/2025 160 144
1.45%, 12/15/2030 160 119
3.28%, 12/15/2026 500 467
5.25%, 03/30/2033 125 118
5.55%, 05/09/2035 200 192
American International Group Inc
4.80%, 07/10/2045 50 42
5.13%, 03/27/2033 450 419
Aon Corp
2.80%, 05/15/2030 160 133
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 245 194
2.85%, 05/28/2027 195 177
2.90%, 08/23/2051 195 115
5.00%, 09/12/2032 90 84
5.35%, 02/28/2033 155 149
Arch Capital Finance LLC
5.03%, 12/15/2046 250 208
Arch Capital Group US Inc
5.14%, 11/01/2043 375 321
Athene Holding Ltd
4.13%, 01/12/2028 500 457
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 165 129
1.85%, 03/12/2030 80 66
2.30%, 03/15/2027 195 179
2.50%, 01/15/2051 190 110
2.85%, 10/15/2050 125 78
2.88%, 03/15/2032 195 164
4.20%, 08/15/2048 285 233
4.25%, 01/15/2049 400 328
4.30%, 05/15/2043 300 254
5.75%, 01/15/2040 115 118
Berkshire Hathaway Inc
3.13%, 03/15/2026 350 334
4.50%, 02/11/2043 25 22
Chubb Corp/The
6.50%, 05/15/2038 10 11
Chubb INA Holdings Inc
1.38%, 09/15/2030 335 255
2.85%, 12/15/2051 100 62
3.35%, 05/03/2026 30 28
4.35%, 11/03/2045 25 21
6.70%, 05/15/2036 250 268

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
CNA Financial Corp
2.05%, 08/15/2030 $ 165 $ 129
Corebridge Financial Inc
3.50%, 04/04/2025 200 192
3.85%, 04/05/2029 200 180
3.90%, 04/05/2032 200 168
6.05%, 09/15/2033
(i)
150 146
Equitable Holdings Inc
4.35%, 04/20/2028 605 563
Hartford Financial Services Group Inc/The
2.90%, 09/15/2051 165 97
3.60%, 08/19/2049 170 116
4.30%, 04/15/2043 250 193
Lincoln National Corp
4.35%, 03/01/2048 55 38
7.00%, 06/15/2040 47 47
Loews Corp
4.13%, 05/15/2043 200 156
Manulife Financial Corp
5.38%, 03/04/2046 250 230
Markel Group Inc
3.45%, 05/07/2052 250 159
Marsh & McLennan Cos Inc
2.38%, 12/15/2031 150 118
4.38%, 03/15/2029 50 47
4.90%, 03/15/2049 400 347
5.40%, 09/15/2033 150 146
5.70%, 09/15/2053 150 145
6.25%, 11/01/2052 150 154
MetLife Inc
3.00%, 03/01/2025 300 289
4.05%, 03/01/2045 400 305
4.60%, 05/13/2046 225 186
4.88%, 11/13/2043 20 17
5.25%, 01/15/2054 150 134
5.38%, 07/15/2033 150 144
5.70%, 06/15/2035 164 161
6.40%, 12/15/2066 288 281
Progressive Corp/The
3.20%, 03/26/2030 160 139
3.70%, 03/15/2052 165 117
4.35%, 04/25/2044 200 160
4.95%, 06/15/2033 150 142
Prudential Financial Inc
2.10%, 03/10/2030
(a)
160 131
3.70%, 10/01/2050
(e)
165 134
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 630 438
3.91%, 12/07/2047 177 128
5.70%, 12/14/2036 25 25
5.70%, 09/15/2048
(e)
400 367
3 Month USD LIBOR + 2.67%
Travelers Cos Inc/The
3.05%, 06/08/2051 270 172
4.00%, 05/30/2047 400 308
5.45%, 05/25/2053 185 176
6.25%, 06/15/2037 12 13
6.75%, 06/20/2036 51 55
Trinity Acquisition PLC
4.40%, 03/15/2026 500 480
W R Berkley Corp
4.00%, 05/12/2050 85 60
Willis North America Inc
2.95%, 09/15/2029 55 47
3.88%, 09/15/2049 165 110
5.35%, 05/15/2033 150 140
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
XL Group Ltd
5.25%, 12/15/2043 $ 400 $ 358
$ 15,240
Internet - 0 .48%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 200 156
3.15%, 02/09/2051 300 170
3.40%, 12/06/2027 325 299
3.60%, 11/28/2024 300 292
4.20%, 12/06/2047 575 402
4.40%, 12/06/2057 305 211
Alphabet Inc
0.80%, 08/15/2027 330 283
1.10%, 08/15/2030 165 128
1.90%, 08/15/2040 165 103
2.00%, 08/15/2026 30 28
2.05%, 08/15/2050 165 90
2.25%, 08/15/2060 165 88
Amazon.com Inc
1.20%, 06/03/2027 465 404
1.50%, 06/03/2030 465 368
1.65%, 05/12/2028 560 482
2.10%, 05/12/2031 365 293
2.88%, 05/12/2041 365 258
3.00%, 04/13/2025 300 290
3.10%, 05/12/2051 365 241
3.15%, 08/22/2027 490 456
3.25%, 05/12/2061 385 247
3.30%, 04/13/2027 380 358
3.60%, 04/13/2032 380 337
3.80%, 12/05/2024 20 20
3.88%, 08/22/2037 340 290
3.95%, 04/13/2052 190 147
4.05%, 08/22/2047 30 24
4.60%, 12/01/2025 280 276
4.65%, 12/01/2029 280 273
4.70%, 12/01/2032 280 267
4.80%, 12/05/2034 30 29
4.95%, 12/05/2044 240 224
Baidu Inc
1.72%, 04/09/2026 200 180
2.38%, 10/09/2030
(a)
200 158
3.08%, 04/07/2025
(a)
200 192
4.13%, 06/30/2025
(a)
500 484
eBay Inc
1.90%, 03/11/2025 160 151
2.60%, 05/10/2031 195 156
4.00%, 07/15/2042 100 73
5.95%, 11/22/2027
(a)
155 157
Expedia Group Inc
2.95%, 03/15/2031 195 157
Meta Platforms Inc
3.50%, 08/15/2027 345 325
3.85%, 08/15/2032 345 306
4.45%, 08/15/2052 300 238
4.60%, 05/15/2028 150 147
4.80%, 05/15/2030 295 287
4.95%, 05/15/2033 150 144
5.60%, 05/15/2053 295 279
$ 10,968
Iron & Steel - 0 .08%
Nucor Corp
2.00%, 06/01/2025 155 145
3.13%, 04/01/2032 195 161
4.30%, 05/23/2027 185 178

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Steel Dynamics Inc
1.65%, 10/15/2027 $ 85 $ 72
2.40%, 06/15/2025 40 38
2.80%, 12/15/2024 500 481
Vale Overseas Ltd
6.13%, 06/12/2033 295 285
6.88%, 11/21/2036 317 319
8.25%, 01/17/2034 38 42
$ 1,721
Lodging - 0 .03%
Marriott International Inc/MD
2.85%, 04/15/2031 195 157
5.00%, 10/15/2027 300 292
5.55%, 10/15/2028 305 302
$ 751
Machinery - Construction & Mining - 0 .08%
Caterpillar Financial Services Corp
0.80%, 11/13/2025 180 163
1.10%, 09/14/2027 335 287
1.15%, 09/14/2026 195 173
3.40%, 05/13/2025 365 353
3.65%, 08/12/2025 175 170
4.35%, 05/15/2026 150 147
4.90%, 01/17/2025 155 154
Caterpillar Inc
2.60%, 04/09/2030 150 128
3.25%, 09/19/2049 160 112
3.80%, 08/15/2042 105 84
6.05%, 08/15/2036 132 139
$ 1,910
Machinery - Diversified - 0 .17%
CNH Industrial Capital LLC
1.45%, 07/15/2026 200 178
1.88%, 01/15/2026 165 151
Deere & Co
2.88%, 09/07/2049 165 110
3.10%, 04/15/2030 160 141
3.90%, 06/09/2042 30 25
5.38%, 10/16/2029 100 101
Dover Corp
5.38%, 03/01/2041 77 71
John Deere Capital Corp
0.70%, 01/15/2026 155 140
1.05%, 06/17/2026 190 170
1.50%, 03/06/2028 190 162
2.00%, 06/17/2031 195 154
2.05%, 01/09/2025 160 153
2.35%, 03/08/2027
(a)
195 177
2.80%, 07/18/2029 185 163
3.40%, 06/06/2025 175 169
4.15%, 09/15/2027 205 197
4.35%, 09/15/2032 120 111
4.55%, 10/11/2024 120 119
4.75%, 06/08/2026 295 291
4.80%, 01/09/2026 150 148
4.95%, 07/14/2028 150 148
5.15%, 03/03/2025 310 309
Otis Worldwide Corp
2.06%, 04/05/2025 160 151
2.57%, 02/15/2030 160 133
3.36%, 02/15/2050 160 107
Rockwell Automation Inc
1.75%, 08/15/2031 135 104
2.80%, 08/15/2061 190 110
$ 3,993
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media - 0 .68%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029 $ 385 $ 314
2.30%, 02/01/2032 145 106
2.80%, 04/01/2031 405 316
3.50%, 06/01/2041 380 240
3.70%, 04/01/2051 405 236
3.85%, 04/01/2061 145 81
3.90%, 06/01/2052 195 117
4.40%, 12/01/2061 95 58
4.80%, 03/01/2050 545 381
4.91%, 07/23/2025 450 440
5.75%, 04/01/2048 605 483
6.48%, 10/23/2045 435 380
Comcast Corp
1.50%, 02/15/2031 165 125
2.35%, 01/15/2027 60 54
2.45%, 08/15/2052 165 89
2.65%, 02/01/2030 125 106
2.65%, 08/15/2062 165 86
2.89%, 11/01/2051 1,247 735
3.15%, 03/01/2026 30 28
3.25%, 11/01/2039 245 179
3.38%, 08/15/2025 525 505
3.40%, 07/15/2046 20 14
3.45%, 02/01/2050 485 328
3.55%, 05/01/2028 125 116
3.75%, 04/01/2040 860 666
3.90%, 03/01/2038 150 122
4.00%, 08/15/2047 30 22
4.00%, 03/01/2048 400 300
4.00%, 11/01/2049 20 15
4.15%, 10/15/2028 500 474
4.25%, 01/15/2033 120 108
4.55%, 01/15/2029 575 552
4.80%, 05/15/2033 575 539
5.25%, 11/07/2025 70 70
5.35%, 05/15/2053 575 524
5.50%, 11/15/2032 120 119
5.65%, 06/15/2035 20 20
7.05%, 03/15/2033 15 16
Discovery Communications LLC
3.63%, 05/15/2030 180 152
3.95%, 06/15/2025 250 241
3.95%, 03/20/2028 250 228
4.00%, 09/15/2055 301 181
Fox Corp
3.05%, 04/07/2025 40 38
5.48%, 01/25/2039 200 173
5.58%, 01/25/2049 500 419
NBCUniversal Media LLC
4.45%, 01/15/2043 10 8
Paramount Global
4.00%, 01/15/2026 300 284
4.20%, 05/19/2032
(a)
200 159
4.38%, 03/15/2043 235 152
4.85%, 07/01/2042 200 135
6.88%, 04/30/2036 181 165
7.88%, 07/30/2030 178 180
Thomson Reuters Corp
5.85%, 04/15/2040 25 23
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033 95 102
Time Warner Cable LLC
5.50%, 09/01/2041 340 266
5.88%, 11/15/2040 20 17
6.55%, 05/01/2037 176 160
6.75%, 06/15/2039 77 70

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Time Warner Cable LLC   (continued)
7.30%, 07/01/2038 $ 300 $ 289
TWDC Enterprises 18 Corp
3.70%, 12/01/2042 100 75
7.00%, 03/01/2032 51 55
Walt Disney Co/The
1.75%, 01/13/2026 315 290
2.00%, 09/01/2029 245 203
2.20%, 01/13/2028 460 408
2.65%, 01/13/2031 395 327
2.75%, 09/01/2049 325 192
3.35%, 03/24/2025 120 116
3.50%, 05/13/2040 160 120
3.60%, 01/13/2051 160 111
3.70%, 03/23/2027 120 114
4.63%, 03/23/2040 240 210
4.75%, 11/15/2046 230 192
4.95%, 10/15/2045 350 303
6.20%, 12/15/2034 154 160
6.40%, 12/15/2035 98 102
$ 15,484
Metal Fabrication & Hardware - 0 .01%
Precision Castparts Corp
3.25%, 06/15/2025 25 24
4.38%, 06/15/2045 250 203
$ 227
Mining - 0 .16%
Barrick North America Finance LLC
5.75%, 05/01/2043 355 342
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 90 89
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 500 409
4.88%, 02/27/2026 155 153
4.90%, 02/28/2033 155 147
5.00%, 09/30/2043 270 243
5.25%, 09/08/2026 150 149
5.25%, 09/08/2030 150 146
5.50%, 09/08/2053 150 143
Newmont Corp
2.25%, 10/01/2030 610 486
2.60%, 07/15/2032 140 110
4.88%, 03/15/2042 20 17
Rio Tinto Alcan Inc
6.13%, 12/15/2033 77 78
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 175 105
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 328 289
5.00%, 03/09/2033 155 149
Southern Copper Corp
5.88%, 04/23/2045 350 326
6.75%, 04/16/2040 258 270
$ 3,651
Miscellaneous Manufacturers - 0 .12%
3M Co
2.00%, 02/14/2025 130 123
2.38%, 08/26/2029 500 418
Eaton Corp
3.10%, 09/15/2027 575 531
4.00%, 11/02/2032 100 90
4.15%, 03/15/2033 150 136
4.15%, 11/02/2042 50 41
Illinois Tool Works Inc
2.65%, 11/15/2026 500 465
Parker-Hannifin Corp
4.25%, 09/15/2027 355 339
4.50%, 09/15/2029 355 336
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers (continued)
Teledyne Technologies Inc
2.25%, 04/01/2028 $ 190 $ 163
$ 2,642
Oil & Gas - 0 .79%
BP Capital Markets America Inc
1.75%, 08/10/2030 460 364
2.72%, 01/12/2032 100 81
2.77%, 11/10/2050 425 250
2.94%, 06/04/2051 190 116
3.00%, 02/24/2050 160 100
3.00%, 03/17/2052 195 120
3.06%, 06/17/2041 385 266
3.54%, 04/06/2027 275 259
3.59%, 04/14/2027 30 28
4.81%, 02/13/2033 150 140
4.89%, 09/11/2033 150 141
BP Capital Markets PLC
3.28%, 09/19/2027 175 163
3.72%, 11/28/2028 40 37
Canadian Natural Resources Ltd
3.85%, 06/01/2027 655 611
4.95%, 06/01/2047 20 17
6.25%, 03/15/2038 250 242
Chevron Corp
1.55%, 05/11/2025 85 80
2.00%, 05/11/2027 160 143
2.24%, 05/11/2030 160 133
2.95%, 05/16/2026 355 336
3.08%, 05/11/2050 160 107
Chevron USA Inc
0.69%, 08/12/2025 330 303
1.02%, 08/12/2027 165 142
2.34%, 08/12/2050 165 93
3.25%, 10/15/2029 325 293
ConocoPhillips Co
2.40%, 03/07/2025 24 23
3.76%, 03/15/2042 402 308
3.80%, 03/15/2052 135 98
4.03%, 03/15/2062 169 121
4.30%, 11/15/2044 420 340
5.05%, 09/15/2033 305 292
5.55%, 03/15/2054 155 147
Devon Energy Corp
5.00%, 06/15/2045 10 8
5.60%, 07/15/2041 425 376
Diamondback Energy Inc
3.25%, 12/01/2026 155 145
EOG Resources Inc
4.15%, 01/15/2026 350 340
Equinor ASA
1.75%, 01/22/2026 160 148
2.88%, 04/06/2025 145 140
3.00%, 04/06/2027 345 320
3.25%, 11/18/2049 450 301
3.63%, 04/06/2040 145 112
5.10%, 08/17/2040 263 246
Exxon Mobil Corp
2.28%, 08/16/2026 500 462
2.44%, 08/16/2029 150 130
2.61%, 10/15/2030 305 258
2.99%, 03/19/2025 305 295
3.00%, 08/16/2039 150 109
3.10%, 08/16/2049 450 298
3.45%, 04/15/2051 405 283
4.23%, 03/19/2040 305 260

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Hess Corp
5.60%, 02/15/2041 $ 51 $ 46
7.13%, 03/15/2033 221 234
7.30%, 08/15/2031 25 26
HF Sinclair Corp
5.88%, 04/01/2026 475 474
Marathon Oil Corp
6.60%, 10/01/2037 223 217
Marathon Petroleum Corp
5.00%, 09/15/2054 200 155
5.13%, 12/15/2026 300 295
Occidental Petroleum Corp
6.45%, 09/15/2036 295 290
6.63%, 09/01/2030 295 299
Phillips 66
1.30%, 02/15/2026 90 81
2.15%, 12/15/2030 410 323
3.85%, 04/09/2025 490 477
5.88%, 05/01/2042 128 125
Phillips 66 Co
4.95%, 12/01/2027 155 152
Pioneer Natural Resources Co
1.13%, 01/15/2026 190 172
1.90%, 08/15/2030 165 129
2.15%, 01/15/2031 190 150
Shell International Finance BV
2.00%, 11/07/2024 155 149
2.38%, 11/07/2029 155 132
2.50%, 09/12/2026 330 306
2.75%, 04/06/2030 400 344
2.88%, 11/26/2041 180 122
3.13%, 11/07/2049 155 100
3.25%, 04/06/2050 400 266
3.63%, 08/21/2042 100 76
4.00%, 05/10/2046 245 190
4.38%, 05/11/2045 490 402
4.55%, 08/12/2043 35 30
5.50%, 03/25/2040 25 24
6.38%, 12/15/2038 43 46
Suncor Energy Inc
3.75%, 03/04/2051 190 127
4.00%, 11/15/2047 90 63
6.50%, 06/15/2038 428 426
6.80%, 05/15/2038 12 12
6.85%, 06/01/2039 5 5
TotalEnergies Capital International SA
2.43%, 01/10/2025 85 82
2.83%, 01/10/2030 85 74
2.99%, 06/29/2041 170 118
3.13%, 05/29/2050 510 332
3.39%, 06/29/2060 370 237
3.46%, 07/12/2049 85 59
Valero Energy Corp
2.80%, 12/01/2031 395 315
4.00%, 06/01/2052 195 134
6.63%, 06/15/2037 234 240
7.50%, 04/15/2032 15 16
$ 18,197
Oil & Gas Services - 0 .06%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
2.06%, 12/15/2026 200 179
3.14%, 11/07/2029 155 135
3.34%, 12/15/2027 165 151
4.08%, 12/15/2047 170 127
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services (continued)
Halliburton Co
3.80%, 11/15/2025 $ 24 $ 23
4.50%, 11/15/2041 51 41
4.85%, 11/15/2035 275 247
7.45%, 09/15/2039 10 11
NOV Inc
3.60%, 12/01/2029 155 136
3.95%, 12/01/2042 200 140
Schlumberger Investment SA
2.65%, 06/26/2030 165 140
$ 1,330
Packaging & Containers - 0 .04%
Amcor Flexibles North America Inc
4.00%, 05/17/2025 365 353
Packaging Corp of America
3.00%, 12/15/2029 310 265
3.05%, 10/01/2051 165 98
4.05%, 12/15/2049 155 113
WRKCo Inc
3.00%, 06/15/2033 80 63
$ 892
Pharmaceuticals - 1 .52%
AbbVie Inc
2.60%, 11/21/2024 465 448
2.95%, 11/21/2026 310 288
3.20%, 05/14/2026 335 316
3.20%, 11/21/2029 775 684
3.80%, 03/15/2025 330 321
4.05%, 11/21/2039 385 315
4.25%, 11/14/2028 220 209
4.25%, 11/21/2049 620 491
4.30%, 05/14/2036 170 149
4.40%, 11/06/2042 200 166
4.45%, 05/14/2046 280 229
4.50%, 05/14/2035 300 271
4.63%, 10/01/2042 100 84
4.70%, 05/14/2045 330 281
4.75%, 03/15/2045 235 202
4.88%, 11/14/2048 210 183
Astrazeneca Finance LLC
1.75%, 05/28/2028 195 167
2.25%, 05/28/2031 190 153
4.88%, 03/03/2028 130 128
4.88%, 03/03/2033 130 125
AstraZeneca PLC
0.70%, 04/08/2026 125 112
1.38%, 08/06/2030 165 128
2.13%, 08/06/2050 85 46
3.00%, 05/28/2051 155 101
3.38%, 11/16/2025 605 580
4.00%, 09/18/2042 125 101
4.38%, 11/16/2045 185 155
4.38%, 08/17/2048 90 75
6.45%, 09/15/2037 164 177
Becton Dickinson & Co
1.96%, 02/11/2031 190 148
2.82%, 05/20/2030 160 135
3.70%, 06/06/2027 600 562
3.73%, 12/15/2024 54 53
4.67%, 06/06/2047 35 29
4.69%, 12/15/2044 196 165
Bristol-Myers Squibb Co
0.75%, 11/13/2025 180 164
1.13%, 11/13/2027 315 269
1.45%, 11/13/2030 180 138
2.55%, 11/13/2050 180 103
2.95%, 03/15/2032 500 417
3.25%, 08/01/2042 300 213

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co   (continued)
3.40%, 07/26/2029 $ 167 $ 151
3.55%, 03/15/2042 500 375
3.70%, 03/15/2052 600 431
3.90%, 02/20/2028 185 175
4.13%, 06/15/2039 230 192
4.25%, 10/26/2049 430 341
4.35%, 11/15/2047 150 121
4.55%, 02/20/2048 144 120
Cardinal Health Inc
3.41%, 06/15/2027 200 185
4.60%, 03/15/2043 100 78
Cigna Group/The
1.25%, 03/15/2026 370 333
2.40%, 03/15/2030 860 706
3.20%, 03/15/2040 160 112
3.40%, 03/15/2051 185 121
4.13%, 11/15/2025 270 261
4.38%, 10/15/2028 750 710
4.80%, 08/15/2038 400 352
4.80%, 07/15/2046 25 21
4.90%, 12/15/2048 360 303
6.13%, 11/15/2041 16 16
CVS Health Corp
1.30%, 08/21/2027 165 140
1.75%, 08/21/2030 165 127
1.88%, 02/28/2031 185 141
2.70%, 08/21/2040 750 473
3.00%, 08/15/2026 375 349
3.25%, 08/15/2029 170 149
4.30%, 03/25/2028 219 207
4.78%, 03/25/2038 485 418
5.00%, 01/30/2029 150 145
5.05%, 03/25/2048 880 731
5.13%, 07/20/2045 370 311
5.25%, 02/21/2033 150 142
5.30%, 06/01/2033 150 142
5.30%, 12/05/2043 25 22
5.63%, 02/21/2053 150 135
5.88%, 06/01/2053 295 273
Eli Lilly & Co
3.95%, 03/15/2049 400 321
4.70%, 02/27/2033 120 116
4.88%, 02/27/2053 115 106
GlaxoSmithKline Capital Inc
3.63%, 05/15/2025 600 584
3.88%, 05/15/2028 545 516
5.38%, 04/15/2034 500 508
Johnson & Johnson
0.55%, 09/01/2025 370 338
0.95%, 09/01/2027 370 318
2.10%, 09/01/2040 370 237
2.45%, 03/01/2026 30 28
3.50%, 01/15/2048 90 68
3.63%, 03/03/2037 20 17
3.70%, 03/01/2046 225 175
3.75%, 03/03/2047 30 24
4.95%, 05/15/2033 201 202
McKesson Corp
0.90%, 12/03/2025 185 167
Mead Johnson Nutrition Co
4.60%, 06/01/2044 250 209
Merck & Co Inc
0.75%, 02/24/2026 80 72
1.45%, 06/24/2030 365 286
1.70%, 06/10/2027 340 301
1.90%, 12/10/2028 190 162
2.15%, 12/10/2031 380 300
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Merck & Co Inc   (continued)
2.35%, 06/24/2040 $ 285 $ 187
2.75%, 02/10/2025 385 372
2.75%, 12/10/2051 235 142
3.60%, 09/15/2042 100 77
3.70%, 02/10/2045 10 8
3.90%, 03/07/2039 115 96
4.00%, 03/07/2049 170 134
4.05%, 05/17/2028 295 284
4.15%, 05/18/2043 200 167
4.50%, 05/17/2033 295 276
5.00%, 05/17/2053 295 268
Novartis Capital Corp
1.75%, 02/14/2025 325 309
2.00%, 02/14/2027 325 294
2.20%, 08/14/2030 160 133
2.75%, 08/14/2050 160 102
3.00%, 11/20/2025 500 477
4.40%, 05/06/2044 350 302
Pfizer Inc
0.80%, 05/28/2025 445 412
1.70%, 05/28/2030 195 156
1.75%, 08/18/2031 155 120
2.55%, 05/28/2040 450 303
2.63%, 04/01/2030 160 137
2.70%, 05/28/2050 190 119
3.45%, 03/15/2029 210 193
4.00%, 03/15/2049 140 111
4.40%, 05/15/2044 30 26
5.60%, 09/15/2040 380 374
7.20%, 03/15/2039 176 203
Pfizer Investment Enterprises Pte Ltd
4.45%, 05/19/2026 295 288
4.45%, 05/19/2028 445 429
4.65%, 05/19/2025 295 291
4.65%, 05/19/2030 295 283
4.75%, 05/19/2033 445 421
5.11%, 05/19/2043 295 271
5.30%, 05/19/2053 445 413
5.34%, 05/19/2063 295 269
Sanofi
3.63%, 06/19/2028 400 377
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026 525 490
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 405 326
3.18%, 07/09/2050 405 256
Utah Acquisition Sub Inc
3.95%, 06/15/2026 595 557
5.25%, 06/15/2046 170 126
Viatris Inc
2.30%, 06/22/2027 120 103
2.70%, 06/22/2030 160 125
3.85%, 06/22/2040 120 78
4.00%, 06/22/2050 160 97
Wyeth LLC
5.95%, 04/01/2037 91 93
6.50%, 02/01/2034 144 155
Zoetis Inc
2.00%, 05/15/2030 350 280
3.00%, 05/15/2050 175 111
3.95%, 09/12/2047 5 4
5.40%, 11/14/2025 110 110
$ 34,880
Pipelines - 0 .83%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 310 275

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Eastern Gas Transmission & Storage Inc
4.80%, 11/01/2043 $ 300 $ 244
Enbridge Energy Partners LP
7.38%, 10/15/2045 100 107
Enbridge Inc
1.60%, 10/04/2026 60 53
2.50%, 01/15/2025 155 148
2.50%, 08/01/2033 390 289
3.13%, 11/15/2029 155 134
3.40%, 08/01/2051 390 243
5.50%, 12/01/2046 30 26
5.70%, 03/08/2033 155 148
Energy Transfer LP
2.90%, 05/15/2025 315 299
3.75%, 05/15/2030 160 139
4.75%, 01/15/2026 50 49
4.95%, 01/15/2043 200 155
5.00%, 05/15/2044 350 274
5.15%, 03/15/2045 400 322
5.25%, 04/15/2029 400 384
5.30%, 04/15/2047 15 12
5.35%, 05/15/2045 15 12
5.75%, 02/15/2033 155 149
6.13%, 12/15/2045 525 467
6.25%, 04/15/2049 500 459
6.50%, 02/01/2042 402 384
Enterprise Products Operating LLC
2.80%, 01/31/2030 120 102
3.30%, 02/15/2053 65 42
3.70%, 02/15/2026 375 359
3.70%, 01/31/2051 250 177
3.75%, 02/15/2025 500 486
4.25%, 02/15/2048 155 121
4.85%, 08/15/2042 300 259
4.85%, 03/15/2044 430 369
4.90%, 05/15/2046 400 341
5.05%, 01/10/2026 150 148
6.13%, 10/15/2039 123 123
6.45%, 09/01/2040 177 180
6.88%, 03/01/2033 15 16
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 200 155
5.00%, 03/01/2043 100 81
5.40%, 09/01/2044 400 337
6.38%, 03/01/2041 128 121
6.50%, 09/01/2039 112 108
6.95%, 01/15/2038 112 115
7.40%, 03/15/2031 177 187
Kinder Morgan Inc
1.75%, 11/15/2026 190 169
2.00%, 02/15/2031 310 237
3.25%, 08/01/2050 310 184
3.60%, 02/15/2051 155 98
4.30%, 06/01/2025 55 54
5.05%, 02/15/2046 15 12
5.20%, 06/01/2033 150 139
5.55%, 06/01/2045 50 43
MPLX LP
1.75%, 03/01/2026 165 150
4.13%, 03/01/2027 425 402
4.25%, 12/01/2027 400 376
4.50%, 04/15/2038 220 178
4.70%, 04/15/2048 185 140
4.88%, 12/01/2024 30 30
4.90%, 04/15/2058 60 45
5.00%, 03/01/2033 150 137
5.20%, 03/01/2047 330 269
5.20%, 12/01/2047 200 161
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
MPLX LP   (continued)
5.50%, 02/15/2049 $ 170 $ 144
ONEOK Inc
2.20%, 09/15/2025 160 149
3.40%, 09/01/2029 100 87
4.45%, 09/01/2049 500 360
5.55%, 11/01/2026 183 182
6.05%, 09/01/2033 305 300
6.63%, 09/01/2053 155 152
Plains All American Pipeline LP / PAA Finance
Corp
4.30%, 01/31/2043 200 142
4.50%, 12/15/2026 300 287
4.65%, 10/15/2025 15 15
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 360 349
5.63%, 03/01/2025 390 388
5.88%, 06/30/2026 345 344
Spectra Energy Partners LP
5.95%, 09/25/2043 200 183
Targa Resources Corp
5.20%, 07/01/2027 355 348
6.13%, 03/15/2033 150 147
Texas Eastern Transmission LP
7.00%, 07/15/2032 100 107
TransCanada PipeLines Ltd
2.50%, 10/12/2031 195 151
4.25%, 05/15/2028 300 281
4.75%, 05/15/2038 300 250
4.88%, 05/15/2048 420 338
5.60%, 03/31/2034 300 280
6.10%, 06/01/2040 25 24
7.25%, 08/15/2038 51 55
Western Midstream Operating LP
6.15%, 04/01/2033 150 145
Williams Cos Inc/The
2.60%, 03/15/2031 590 470
3.50%, 10/15/2051 195 124
3.75%, 06/15/2027 400 372
3.90%, 01/15/2025 350 341
5.10%, 09/15/2045 180 151
5.30%, 08/15/2028 200 196
5.30%, 08/15/2052 175 149
5.65%, 03/15/2033 155 150
6.30%, 04/15/2040 343 336
$ 18,920
Private Equity - 0 .04%
Brookfield Corp
4.00%, 01/15/2025 300 292
Brookfield Finance Inc
2.72%, 04/15/2031 190 151
3.50%, 03/30/2051 165 103
3.90%, 01/25/2028 400 368
Brookfield Finance LLC / Brookfield Finance Inc
3.45%, 04/15/2050 160 97
$ 1,011
Regional Authority - 0 .31%
Province of Alberta Canada
1.00%, 05/20/2025 555 516
1.30%, 07/22/2030 300 236
3.30%, 03/15/2028 270 252
Province of British Columbia Canada
0.90%, 07/20/2026 585 522
1.30%, 01/29/2031
(a)
185 145
4.20%, 07/06/2033 300 281
6.50%, 01/15/2026 18 18

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Regional Authority (continued)
Province of Manitoba Canada
1.50%, 10/25/2028 $ 190 $ 161
4.30%, 07/27/2033
(a)
150 141
Province of Ontario Canada
0.63%, 01/21/2026 495 446
1.05%, 04/14/2026
(a)
380 344
1.13%, 10/07/2030 425 329
2.13%, 01/21/2032 420 339
3.10%, 05/19/2027 910 854
Province of Quebec Canada
0.60%, 07/23/2025 650 598
1.35%, 05/28/2030 760 605
1.50%, 02/11/2025 295 280
2.88%, 10/16/2024 600 583
3.63%, 04/13/2028 300 285
4.50%, 09/08/2033 150 144
7.50%, 09/15/2029 64 72
$ 7,151
REITs - 0 .88%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 250 177
2.75%, 12/15/2029 80 67
2.95%, 03/15/2034 195 148
3.00%, 05/18/2051 190 107
3.38%, 08/15/2031 115 96
4.00%, 02/01/2050 85 59
4.90%, 12/15/2030 80 75
5.15%, 04/15/2053 150 125
American Tower Corp
1.30%, 09/15/2025 80 73
1.60%, 04/15/2026 190 171
1.88%, 10/15/2030 165 125
2.90%, 01/15/2030 160 133
2.95%, 01/15/2051 180 102
3.38%, 10/15/2026 500 466
3.65%, 03/15/2027 200 185
3.70%, 10/15/2049 165 108
5.25%, 07/15/2028 150 145
5.65%, 03/15/2033 155 149
5.90%, 11/15/2033 150 146
AvalonBay Communities Inc
1.90%, 12/01/2028 200 169
2.05%, 01/15/2032 195 151
2.30%, 03/01/2030 160 131
5.00%, 02/15/2033 155 148
Boston Properties LP
2.55%, 04/01/2032 155 112
2.75%, 10/01/2026 550 493
2.90%, 03/15/2030 415 329
Brixmor Operating Partnership LP
3.85%, 02/01/2025 300 289
Corporate Office Properties LP
2.75%, 04/15/2031 195 146
Crown Castle Inc
1.05%, 07/15/2026 380 333
1.35%, 07/15/2025 195 180
2.50%, 07/15/2031 190 148
2.90%, 04/01/2041 190 122
3.10%, 11/15/2029 150 128
3.25%, 01/15/2051 370 225
3.30%, 07/01/2030 155 131
4.00%, 11/15/2049 110 76
5.00%, 01/11/2028 150 145
5.10%, 05/01/2033 145 134
CubeSmart LP
2.00%, 02/15/2031 125 94
2.25%, 12/15/2028 200 167
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Digital Realty Trust LP
4.45%, 07/15/2028 $ 250 $ 234
5.55%, 01/15/2028 120 117
Equinix Inc
1.00%, 09/15/2025 165 150
1.25%, 07/15/2025 160 147
1.80%, 07/15/2027 160 138
2.50%, 05/15/2031 195 152
2.63%, 11/18/2024 155 149
3.20%, 11/18/2029 260 223
3.40%, 02/15/2052 195 123
ERP Operating LP
1.85%, 08/01/2031 385 292
2.50%, 02/15/2030 125 104
Essex Portfolio LP
1.70%, 03/01/2028 190 159
3.00%, 01/15/2030 170 141
4.00%, 03/01/2029 300 273
4.50%, 03/15/2048 300 222
Extra Space Storage LP
2.20%, 10/15/2030 85 66
2.40%, 10/15/2031 195 149
5.50%, 07/01/2030 150 145
Federal Realty OP LP
1.25%, 02/15/2026 170 153
4.50%, 12/01/2044 250 184
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 170 144
5.38%, 04/15/2026 300 291
Healthcare Realty Holdings LP
2.00%, 03/15/2031 170 127
Healthpeak OP LLC
2.13%, 12/01/2028 165 139
3.00%, 01/15/2030 150 127
3.40%, 02/01/2025 19 18
5.25%, 12/15/2032 75 70
6.75%, 02/01/2041 300 297
Kilroy Realty LP
2.50%, 11/15/2032 165 113
Kimco Realty OP LLC
2.25%, 12/01/2031 195 146
2.70%, 10/01/2030 165 133
3.70%, 10/01/2049 330 216
4.60%, 02/01/2033 175 155
Mid-America Apartments LP
1.70%, 02/15/2031 125 96
4.00%, 11/15/2025 500 484
NNN REIT Inc
4.80%, 10/15/2048 200 155
Omega Healthcare Investors Inc
4.50%, 01/15/2025 300 292
Prologis LP
1.25%, 10/15/2030 165 123
1.75%, 07/01/2030 160 124
2.13%, 04/15/2027 145 130
2.25%, 04/15/2030 140 114
2.25%, 01/15/2032 195 151
2.88%, 11/15/2029 75 64
3.00%, 04/15/2050 110 67
3.88%, 09/15/2028 250 232
4.00%, 09/15/2028 400 373
4.63%, 01/15/2033 80 74
4.88%, 06/15/2028 150 146
Public Storage Operating Co
0.88%, 02/15/2026 145 130
1.85%, 05/01/2028 380 325
2.25%, 11/09/2031 200 156
5.10%, 08/01/2033 150 143

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Public Storage Operating Co   (continued)
5.13%, 01/15/2029 $ 150 $ 148
Realty Income Corp
0.75%, 03/15/2026 430 381
2.20%, 06/15/2028 180 154
3.10%, 12/15/2029 375 325
3.25%, 01/15/2031 165 139
4.85%, 03/15/2030 150 141
4.90%, 07/15/2033 150 137
Simon Property Group LP
1.75%, 02/01/2028 190 161
2.45%, 09/13/2029 140 116
2.65%, 02/01/2032 200 156
3.25%, 11/30/2026 500 466
3.25%, 09/13/2049 140 87
3.50%, 09/01/2025 165 158
4.25%, 11/30/2046 130 94
6.75%, 02/01/2040 25 25
Spirit Realty LP
2.10%, 03/15/2028 190 160
UDR Inc
2.10%, 08/01/2032 565 407
3.20%, 01/15/2030 165 141
Ventas Realty LP
3.00%, 01/15/2030 200 166
5.70%, 09/30/2043 300 258
VICI Properties LP
4.38%, 05/15/2025 585 565
Welltower OP LLC
2.75%, 01/15/2032 195 153
4.13%, 03/15/2029 300 274
Weyerhaeuser Co
7.38%, 03/15/2032 85 92
WP Carey Inc
2.40%, 02/01/2031 85 66
$ 20,154
Retail - 0 .71%
AutoZone Inc
1.65%, 01/15/2031 165 124
3.75%, 06/01/2027 250 236
Costco Wholesale Corp
1.38%, 06/20/2027 155 135
1.60%, 04/20/2030 155 124
1.75%, 04/20/2032 155 119
3.00%, 05/18/2027 150 140
Dollar General Corp
4.15%, 11/01/2025 500 482
Dollar Tree Inc
4.20%, 05/15/2028 185 172
Home Depot Inc/The
0.90%, 03/15/2028 190 159
1.88%, 09/15/2031 195 151
2.13%, 09/15/2026 250 229
2.38%, 03/15/2051 190 104
2.70%, 04/15/2025 195 187
2.75%, 09/15/2051 195 116
2.88%, 04/15/2027 195 181
2.95%, 06/15/2029 435 387
3.50%, 09/15/2056 305 207
3.90%, 06/15/2047 30 23
4.00%, 09/15/2025 325 317
4.20%, 04/01/2043 520 426
4.25%, 04/01/2046 340 273
4.40%, 03/15/2045 320 264
4.95%, 09/15/2052
(a)
160 143
5.95%, 04/01/2041 351 359
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Lowe's Cos Inc
1.30%, 04/15/2028 $ 165 $ 138
1.70%, 10/15/2030 165 127
3.00%, 10/15/2050 50 30
3.10%, 05/03/2027 250 230
3.65%, 04/05/2029 250 227
3.70%, 04/15/2046 40 28
3.75%, 04/01/2032 195 169
4.00%, 04/15/2025 160 156
4.05%, 05/03/2047 30 22
4.25%, 04/01/2052 195 144
4.38%, 09/15/2045 500 385
4.40%, 09/08/2025 160 156
4.80%, 04/01/2026 155 152
5.00%, 04/15/2033 160 151
5.00%, 04/15/2040 160 140
5.63%, 04/15/2053 160 145
5.75%, 07/01/2053 155 145
McDonald's Corp
1.45%, 09/01/2025 160 148
2.13%, 03/01/2030 160 131
2.63%, 09/01/2029 415 358
3.38%, 05/26/2025 500 483
3.50%, 07/01/2027 325 304
3.63%, 09/01/2049 115 81
3.70%, 02/15/2042 128 96
4.70%, 12/09/2035 25 23
4.88%, 07/15/2040 9 8
4.88%, 12/09/2045 250 216
4.95%, 08/14/2033 305 291
5.15%, 09/09/2052 325 291
6.30%, 10/15/2037 262 273
O'Reilly Automotive Inc
1.75%, 03/15/2031 85 65
4.35%, 06/01/2028 300 287
Starbucks Corp
2.00%, 03/12/2027
(a)
160 143
3.00%, 02/14/2032 135 112
3.55%, 08/15/2029 500 452
4.45%, 08/15/2049 300 238
4.80%, 02/15/2033
(a)
165 155
Target Corp
1.95%, 01/15/2027
(a)
150 135
2.35%, 02/15/2030 320 267
2.50%, 04/15/2026 500 470
2.95%, 01/15/2052 175 107
4.50%, 09/15/2032 245 228
4.80%, 01/15/2053 150 128
TJX Cos Inc/The
1.60%, 05/15/2031 130 101
Walgreens Boots Alliance Inc
3.45%, 06/01/2026 148 137
Walmart Inc
1.05%, 09/17/2026 185 165
1.50%, 09/22/2028 185 157
1.80%, 09/22/2031 195 153
2.50%, 09/22/2041 195 130
2.65%, 09/22/2051 185 114
2.95%, 09/24/2049 245 162
3.90%, 09/09/2025 160 156
3.90%, 04/15/2028 225 215
3.95%, 06/28/2038 185 159
4.00%, 04/15/2026 95 92
4.00%, 04/15/2030 95 89
4.10%, 04/15/2033 95 87
4.15%, 09/09/2032 660 615
4.50%, 09/09/2052 660 567
$ 16,192

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors - 0 .64%
Analog Devices Inc
2.10%, 10/01/2031 $ 135 $ 107
2.80%, 10/01/2041 195 130
Applied Materials Inc
1.75%, 06/01/2030 160 128
3.30%, 04/01/2027 35 33
3.90%, 10/01/2025 500 486
4.35%, 04/01/2047 40 34
5.10%, 10/01/2035 250 246
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 450 423
Broadcom Inc
1.95%, 02/15/2028
(i)
150 128
2.60%, 02/15/2033
(i)
405 302
3.14%, 11/15/2035
(i)
640 467
3.19%, 11/15/2036
(i)
14 10
3.42%, 04/15/2033
(i)
460 368
3.47%, 04/15/2034
(i)
350 275
3.50%, 02/15/2041
(i)
200 139
3.75%, 02/15/2051
(i)
50 33
4.15%, 11/15/2030 271 240
4.30%, 11/15/2032 185 161
4.75%, 04/15/2029 730 688
Intel Corp
2.00%, 08/12/2031 190 149
2.45%, 11/15/2029 310 263
3.05%, 08/12/2051 190 115
3.15%, 05/11/2027 540 500
3.20%, 08/12/2061 190 111
3.25%, 11/15/2049 315 201
3.40%, 03/25/2025 160 155
3.73%, 12/08/2047 240 171
3.75%, 03/25/2027 160 152
3.75%, 08/05/2027 175 165
4.00%, 08/05/2029 705 658
4.00%, 12/15/2032 200 179
4.15%, 08/05/2032 175 159
4.25%, 12/15/2042 200 159
4.60%, 03/25/2040 160 139
4.80%, 10/01/2041 77 66
4.88%, 02/10/2026 255 252
4.90%, 07/29/2045 25 23
5.20%, 02/10/2033
(a)
130 126
5.63%, 02/10/2043 130 124
5.70%, 02/10/2053 255 239
KLA Corp
4.65%, 11/01/2024 145 143
4.95%, 07/15/2052 355 312
Lam Research Corp
1.90%, 06/15/2030 155 124
2.88%, 06/15/2050 235 146
Marvell Technology Inc
2.45%, 04/15/2028 380 328
4.88%, 06/22/2028 300 287
Micron Technology Inc
2.70%, 04/15/2032 290 221
4.19%, 02/15/2027 115 108
4.66%, 02/15/2030 115 105
NVIDIA Corp
1.55%, 06/15/2028 190 162
2.00%, 06/15/2031 385 308
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031 385 301
3.13%, 02/15/2042 195 127
3.15%, 05/01/2027 80 73
3.25%, 05/11/2041 195 131
4.40%, 06/01/2027 220 209
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
QUALCOMM Inc
1.30%, 05/20/2028 $ 411 $ 346
1.65%, 05/20/2032 340 255
3.25%, 05/20/2027 320 298
4.65%, 05/20/2035 115 108
4.80%, 05/20/2045 425 377
6.00%, 05/20/2053 155 157
Texas Instruments Inc
1.13%, 09/15/2026 195 174
1.38%, 03/12/2025 160 151
1.75%, 05/04/2030 245 198
1.90%, 09/15/2031 195 154
4.15%, 05/15/2048 205 165
4.60%, 02/15/2028 150 147
4.90%, 03/14/2033 150 145
5.00%, 03/14/2053 155 140
TSMC Arizona Corp
3.88%, 04/22/2027 200 190
4.25%, 04/22/2032
(a)
200 186
$ 14,780
Software - 0 .65%
Activision Blizzard Inc
1.35%, 09/15/2030 85 66
2.50%, 09/15/2050 790 470
Adobe Inc
1.90%, 02/01/2025 315 301
2.30%, 02/01/2030 160 135
Electronic Arts Inc
1.85%, 02/15/2031 190 148
Fidelity National Information Services Inc
1.65%, 03/01/2028 180 152
3.10%, 03/01/2041 90 60
4.50%, 07/15/2025 130 127
5.10%, 07/15/2032
(a)
130 123
Fiserv Inc
3.50%, 07/01/2029 310 277
3.85%, 06/01/2025 300 290
5.45%, 03/02/2028 730 724
5.63%, 08/21/2033 155 150
Intuit Inc
5.13%, 09/15/2028 150 148
5.25%, 09/15/2026 305 304
5.50%, 09/15/2053 110 106
Microsoft Corp
2.40%, 08/08/2026 55 51
2.53%, 06/01/2050 792 482
2.68%, 06/01/2060 1,209 710
3.13%, 11/03/2025 700 671
3.30%, 02/06/2027 200 190
3.45%, 08/08/2036 358 302
Oracle Corp
2.30%, 03/25/2028 385 334
2.50%, 04/01/2025 150 143
2.65%, 07/15/2026 700 645
2.80%, 04/01/2027 850 772
2.88%, 03/25/2031 385 314
2.95%, 04/01/2030 150 126
3.60%, 04/01/2040 150 108
3.60%, 04/01/2050 150 97
3.65%, 03/25/2041 385 275
3.80%, 11/15/2037 250 191
3.90%, 05/15/2035 600 490
3.95%, 03/25/2051 385 264
4.00%, 07/15/2046 780 550
4.10%, 03/25/2061 190 127
4.30%, 07/08/2034 615 529
4.38%, 05/15/2055 610 440
4.50%, 05/06/2028 130 124

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Oracle Corp   (continued)
4.65%, 05/06/2030 $ 265 $ 248
5.55%, 02/06/2053 125 109
5.80%, 11/10/2025 235 236
6.15%, 11/09/2029 55 56
6.25%, 11/09/2032 115 116
6.90%, 11/09/2052 115 118
Roper Technologies Inc
1.00%, 09/15/2025 85 78
1.40%, 09/15/2027 165 141
2.95%, 09/15/2029 95 82
Salesforce Inc
1.95%, 07/15/2031 190 150
2.70%, 07/15/2041 385 261
2.90%, 07/15/2051 385 240
ServiceNow Inc
1.40%, 09/01/2030 165 127
Take-Two Interactive Software Inc
3.55%, 04/14/2025 340 328
4.95%, 03/28/2028 150 145
VMware Inc
1.40%, 08/15/2026 570 503
1.80%, 08/15/2028 285 236
2.20%, 08/15/2031 385 291
$ 14,981
Sovereign - 1 .52%
Canada Government International Bond
0.75%, 05/19/2026 390 350
1.63%, 01/22/2025 865 824
2.88%, 04/28/2025 430 414
3.75%, 04/26/2028 540 518
Chile Government International Bond
2.45%, 01/31/2031
(a)
270 222
2.55%, 01/27/2032
(a)
475 384
2.75%, 01/31/2027 200 184
3.10%, 05/07/2041 500 339
3.24%, 02/06/2028 400 367
3.50%, 04/15/2053 200 132
3.86%, 06/21/2047
(a)
300 219
4.00%, 01/31/2052 200 146
4.95%, 01/05/2036 276 253
Export Development Canada
3.38%, 08/26/2025 250 242
3.88%, 02/14/2028 305 294
4.38%, 06/29/2026 445 438
Export-Import Bank of Korea
1.25%, 01/18/2025 200 189
1.38%, 02/09/2031 200 152
2.13%, 01/18/2032 200 156
3.25%, 11/10/2025 500 478
3.25%, 08/12/2026 500 471
4.25%, 09/15/2027 200 192
4.50%, 09/15/2032 200 187
4.88%, 01/11/2026 305 301
5.13%, 09/18/2028 200 198
Indonesia Government International Bond
2.15%, 07/28/2031 400 313
2.85%, 02/14/2030 800 680
3.05%, 03/12/2051 400 258
3.50%, 01/11/2028 200 185
3.70%, 10/30/2049 200 140
4.15%, 09/20/2027 200 191
4.20%, 10/15/2050
(a)
500 383
4.55%, 01/11/2028 200 194
4.65%, 09/20/2032 335 313
4.75%, 02/11/2029 200 192
Israel Government AID Bond
5.50%, 09/18/2033 12 12
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Israel Government International Bond
3.88%, 07/03/2050 $ 400 $ 290
4.50%, 01/30/2043 400 335
Japan Bank for International Cooperation
1.25%, 01/21/2031 400 306
1.88%, 04/15/2031 200 159
2.00%, 10/17/2029 200 168
2.13%, 02/16/2029 400 344
2.25%, 11/04/2026 400 366
2.38%, 04/20/2026 300 279
2.88%, 04/14/2025 400 384
3.88%, 09/16/2025 300 291
4.25%, 04/27/2026 220 214
4.63%, 07/19/2028 200 196
Korea International Bond
1.00%, 09/16/2030 200 154
3.88%, 09/20/2048 500 394
Mexico Government International Bond
2.66%, 05/24/2031 400 316
3.25%, 04/16/2030 200 170
3.50%, 02/12/2034 400 313
3.75%, 01/11/2028 250 231
3.75%, 04/19/2071 400 227
3.77%, 05/24/2061 200 117
3.90%, 04/27/2025 400 390
4.13%, 01/21/2026 500 486
4.50%, 04/22/2029 300 280
4.50%, 01/31/2050 600 432
4.60%, 02/10/2048 700 509
4.75%, 03/08/2044 506 387
5.55%, 01/21/2045
(a)
300 258
6.05%, 01/11/2040 464 428
6.34%, 05/04/2053 200 182
6.35%, 02/09/2035 400 391
Panama Government International Bond
2.25%, 09/29/2032 200 145
3.30%, 01/19/2033 200 156
3.75%, 03/16/2025 800 772
3.87%, 07/23/2060 340 196
3.88%, 03/17/2028 500 459
4.30%, 04/29/2053 400 260
4.50%, 05/15/2047 200 140
4.50%, 04/16/2050 400 272
6.40%, 02/14/2035 200 194
6.70%, 01/26/2036 224 221
6.85%, 03/28/2054 200 186
Peruvian Government International Bond
1.86%, 12/01/2032 405 292
2.78%, 01/23/2031 145 119
2.78%, 12/01/2060 180 96
3.30%, 03/11/2041 340 235
3.55%, 03/10/2051 200 131
5.63%, 11/18/2050 528 488
6.55%, 03/14/2037 126 130
8.75%, 11/21/2033 192 228
Philippine Government International Bond
2.46%, 05/05/2030 500 416
2.65%, 12/10/2045 400 241
2.95%, 05/05/2045 200 126
3.00%, 02/01/2028 300 272
3.20%, 07/06/2046 200 131
3.70%, 03/01/2041 200 151
3.70%, 02/02/2042 230 171
5.00%, 07/17/2033 200 192
5.00%, 01/13/2037 300 278
5.50%, 01/17/2048 200 188
6.38%, 10/23/2034 210 221
9.50%, 02/02/2030 400 485

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Philippine Government International Bond
(continued)
10.63%, 03/16/2025 $ 400 $ 428
Republic of Italy Government International Bond
1.25%, 02/17/2026 400 360
2.38%, 10/17/2024 200 192
2.88%, 10/17/2029 200 171
3.88%, 05/06/2051 600 391
5.38%, 06/15/2033 280 266
Republic of Poland Government International Bond
4.88%, 10/04/2033 300 279
State of Israel
2.50%, 01/15/2030 200 168
3.38%, 01/15/2050 400 265
Svensk Exportkredit AB
0.50%, 08/26/2025 835 763
4.00%, 07/15/2025 295 288
4.13%, 06/14/2028 295 285
4.38%, 02/13/2026 305 299
4.88%, 09/14/2026 305 304
Tennessee Valley Authority
2.88%, 02/01/2027 250 235
3.50%, 12/15/2042 400 307
3.88%, 03/15/2028 230 222
4.25%, 09/15/2065 200 159
4.63%, 09/15/2060 300 260
5.25%, 09/15/2039 251 246
5.38%, 04/01/2056 154 152
5.88%, 04/01/2036 300 320
6.75%, 11/01/2025 102 105
Uruguay Government International Bond
4.13%, 11/20/2045 100 81
4.38%, 10/27/2027 390 385
4.98%, 04/20/2055 210 181
5.10%, 06/18/2050 565 500
5.75%, 10/28/2034
(a)
150 153
$ 34,865
Supranational Bank - 1 .38%
African Development Bank
0.88%, 03/23/2026 345 312
0.88%, 07/22/2026 385 344
4.38%, 03/14/2028 305 300
Asian Development Bank
0.38%, 09/03/2025 325 297
0.50%, 02/04/2026 400 360
1.00%, 04/14/2026 1,280 1,159
1.25%, 06/09/2028 100 85
1.50%, 01/20/2027 400 359
1.50%, 03/04/2031 195 156
1.75%, 09/19/2029 325 276
1.88%, 03/15/2029 390 337
2.13%, 03/19/2025 300 286
2.75%, 01/19/2028 250 230
2.88%, 05/06/2025 340 327
3.13%, 08/20/2027 705 664
3.13%, 04/27/2032 340 301
3.75%, 04/25/2028 300 287
3.88%, 09/28/2032 100 94
3.88%, 06/14/2033 295 275
4.00%, 01/12/2033 150 142
4.25%, 01/09/2026 305 300
4.50%, 08/25/2028 365 361
5.82%, 06/16/2028 15 16
6.38%, 10/01/2028 51 54
Asian Infrastructure Investment Bank/The
3.38%, 06/29/2025 355 343
3.75%, 09/14/2027 325 312
4.88%, 09/14/2026 305 304
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Council Of Europe Development Bank
1.38%, 02/27/2025 $ 320 $ 302
3.63%, 01/26/2028 300 286
3.75%, 05/25/2026 300 291
European Bank for Reconstruction & Development
0.50%, 11/25/2025 385 349
0.50%, 01/28/2026 380 342
4.38%, 03/09/2028 245 241
European Investment Bank
0.38%, 12/15/2025 340 307
0.38%, 03/26/2026 480 429
0.63%, 10/21/2027 285 242
0.75%, 10/26/2026 190 168
1.25%, 02/14/2031 355 280
1.38%, 03/15/2027 400 357
1.63%, 03/14/2025 315 299
1.63%, 05/13/2031 395 319
1.75%, 03/15/2029 200 172
1.88%, 02/10/2025 600 572
2.38%, 05/24/2027 300 276
3.25%, 11/15/2027 325 307
3.63%, 07/15/2030 500 468
3.75%, 02/14/2033 305 283
3.88%, 03/15/2028 605 584
4.50%, 10/16/2028 455 451
Inter-American Development Bank
0.63%, 09/16/2027 340 290
0.88%, 04/20/2026 425 384
1.13%, 07/20/2028 385 325
1.13%, 01/13/2031 385 300
1.50%, 01/13/2027 400 359
1.75%, 03/14/2025 835 793
2.13%, 01/15/2025 500 479
2.38%, 07/07/2027 500 459
3.13%, 09/18/2028 500 464
3.50%, 09/14/2029 320 300
3.50%, 04/12/2033 300 271
4.00%, 01/12/2028 305 296
4.38%, 01/24/2044 50 45
4.50%, 05/15/2026 300 297
4.50%, 09/13/2033 305 298
International Bank for Reconstruction &
Development
0.50%, 10/28/2025 905 824
0.75%, 11/24/2027 365 311
0.75%, 08/26/2030 385 295
0.88%, 07/15/2026
(a)
580 519
1.25%, 02/10/2031 385 302
1.38%, 04/20/2028 480 414
1.63%, 01/15/2025 475 452
1.63%, 11/03/2031 385 307
1.75%, 10/23/2029 680 576
2.50%, 11/25/2024 800 773
2.50%, 07/29/2025 850 810
2.50%, 03/29/2032
(a)
355 300
3.13%, 06/15/2027
(a)
645 608
3.50%, 07/12/2028 450 426
3.63%, 09/21/2029 315 298
3.88%, 02/14/2030 305 290
4.00%, 07/25/2030 595 568
4.63%, 08/01/2028 450 448
International Finance Corp
0.38%, 07/16/2025 1,080 992
3.63%, 09/15/2025 150 146
4.50%, 07/13/2028 120 119

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Nordic Investment Bank
0.38%, 09/11/2025 $ 255 $ 233
0.50%, 01/21/2026 400 361
3.38%, 09/08/2027 325 309
$ 31,647
Telecommunications - 1 .05%
America Movil SAB de CV
4.38%, 04/22/2049
(a)
250 198
6.13%, 03/30/2040 102 101
6.38%, 03/01/2035 200 207
AT&T Inc
1.65%, 02/01/2028 330 279
1.70%, 03/25/2026 135 122
2.25%, 02/01/2032 240 181
2.30%, 06/01/2027 465 412
2.75%, 06/01/2031 310 248
2.95%, 07/15/2026
(a)
20 19
3.10%, 02/01/2043
(a)
240 158
3.50%, 06/01/2041 310 215
3.50%, 09/15/2053 904 559
3.55%, 09/15/2055 1,198 733
3.65%, 06/01/2051 755 487
3.65%, 09/15/2059 1,057 643
3.80%, 02/15/2027 40 38
4.10%, 02/15/2028 81 76
4.25%, 03/01/2027 230 219
4.30%, 12/15/2042 221 170
4.35%, 03/01/2029 500 465
4.35%, 06/15/2045 260 195
4.50%, 03/09/2048 490 371
5.40%, 02/15/2034 295 276
Bell Telephone Co of Canada or Bell Canada
3.65%, 03/17/2051 190 128
British Telecommunications PLC
9.62%, 12/15/2030 577 680
Cisco Systems Inc
2.50%, 09/20/2026 580 538
5.50%, 01/15/2040 600 590
Corning Inc
4.38%, 11/15/2057 300 225
4.75%, 03/15/2042 102 87
Deutsche Telekom International Finance BV
8.75%, 06/15/2030 641 734
Juniper Networks Inc
2.00%, 12/10/2030 185 139
Orange SA
5.38%, 01/13/2042 102 93
Rogers Communications Inc
2.95%, 03/15/2025 195 186
3.20%, 03/15/2027 395 361
3.70%, 11/15/2049 225 145
3.80%, 03/15/2032 195 162
5.00%, 03/15/2044 500 404
Sprint Capital Corp
6.88%, 11/15/2028 295 305
Telefonica Emisiones SA
5.21%, 03/08/2047 530 422
7.05%, 06/20/2036 545 561
TELUS Corp
4.60%, 11/16/2048 300 233
T-Mobile USA Inc
1.50%, 02/15/2026 320 290
2.05%, 02/15/2028 320 275
2.25%, 11/15/2031 350 267
2.40%, 03/15/2029 310 261
2.55%, 02/15/2031 245 195
3.00%, 02/15/2041 170 113
3.30%, 02/15/2051 310 194
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
T-Mobile USA Inc   (continued)
3.40%, 10/15/2052 $ 260 $ 162
3.50%, 04/15/2025 150 145
3.75%, 04/15/2027 295 276
3.88%, 04/15/2030 295 261
4.38%, 04/15/2040 150 121
4.50%, 04/15/2050 295 226
4.80%, 07/15/2028 150 144
4.95%, 03/15/2028 90 87
5.05%, 07/15/2033 150 139
5.20%, 01/15/2033 555 524
5.65%, 01/15/2053 520 475
5.75%, 01/15/2034 150 146
5.75%, 01/15/2054 150 138
6.00%, 06/15/2054 150 143
Verizon Communications Inc
1.45%, 03/20/2026 385 348
1.50%, 09/18/2030 450 341
1.68%, 10/30/2030 748 569
1.75%, 01/20/2031 360 271
2.10%, 03/22/2028 580 498
2.36%, 03/15/2032 180 137
2.55%, 03/21/2031 385 307
2.63%, 08/15/2026 25 23
2.65%, 11/20/2040 135 85
2.88%, 11/20/2050 360 208
2.99%, 10/30/2056 562 312
3.00%, 11/20/2060 80 43
3.38%, 02/15/2025 40 39
3.40%, 03/22/2041 385 273
3.55%, 03/22/2051 385 253
3.70%, 03/22/2061 190 121
3.85%, 11/01/2042 275 203
3.88%, 02/08/2029 400 366
4.13%, 03/16/2027 300 285
4.33%, 09/21/2028 500 470
4.40%, 11/01/2034 750 650
4.50%, 08/10/2033 360 321
4.81%, 03/15/2039 600 517
Vodafone Group PLC
4.25%, 09/17/2050 165 120
5.63%, 02/10/2053 150 133
6.15%, 02/27/2037 201 198
$ 24,038
Toys, Games & Hobbies - 0 .00%
Hasbro Inc
6.35%, 03/15/2040 25 24
Transportation - 0 .53%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 400 253
3.30%, 09/15/2051 200 134
3.55%, 02/15/2050 115 82
4.38%, 09/01/2042 545 451
4.45%, 03/15/2043 20 17
4.45%, 01/15/2053 100 83
4.55%, 09/01/2044 15 13
5.15%, 09/01/2043 350 321
5.20%, 04/15/2054 150 137
Canadian National Railway Co
2.45%, 05/01/2050 65 37
3.20%, 08/02/2046 400 270
3.65%, 02/03/2048 75 55
3.85%, 08/05/2032 175 156
Canadian Pacific Railway Co
1.75%, 12/02/2026 390 348
2.45%, 12/02/2031 190 164
3.00%, 12/02/2041 190 148
3.10%, 12/02/2051 190 119

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Canadian Pacific Railway Co   (continued)
4.70%, 05/01/2048 $ 300 $ 248
4.80%, 09/15/2035 500 457
CSX Corp
2.40%, 02/15/2030 65 54
2.60%, 11/01/2026 300 275
3.25%, 06/01/2027 40 37
3.35%, 11/01/2025 250 239
3.35%, 09/15/2049 70 47
3.80%, 03/01/2028 100 94
3.80%, 11/01/2046 30 22
4.25%, 11/01/2066 400 298
4.30%, 03/01/2048 105 83
4.50%, 11/15/2052 155 126
4.75%, 05/30/2042 277 238
5.20%, 11/15/2033 150 145
FedEx Corp
3.10%, 08/05/2029 550 484
3.88%, 08/01/2042 100 75
4.40%, 01/15/2047 405 313
4.55%, 04/01/2046 400 317
4.75%, 11/15/2045 525 429
Norfolk Southern Corp
2.30%, 05/15/2031 195 156
2.55%, 11/01/2029 155 131
2.90%, 08/25/2051 190 113
3.94%, 11/01/2047 398 296
4.15%, 02/28/2048 200 153
4.45%, 03/01/2033 150 137
4.55%, 06/01/2053 70 56
4.84%, 10/01/2041 100 87
5.35%, 08/01/2054 120 110
Ryder System Inc
2.90%, 12/01/2026 150 137
4.30%, 06/15/2027 55 52
Union Pacific Corp
2.15%, 02/05/2027 230 208
2.38%, 05/20/2031 195 158
2.80%, 02/14/2032 185 153
2.89%, 04/06/2036 210 159
3.20%, 05/20/2041 195 140
3.38%, 02/14/2042 190 139
3.80%, 10/01/2051 577 425
3.80%, 04/06/2071 175 118
3.84%, 03/20/2060 575 403
4.50%, 01/20/2033 160 149
4.95%, 09/09/2052 160 143
United Parcel Service Inc
2.50%, 09/01/2029 125 108
3.40%, 09/01/2049 770 549
3.90%, 04/01/2025 665 649
4.88%, 03/03/2033 110 106
4.88%, 11/15/2040 25 23
5.05%, 03/03/2053 110 101
5.20%, 04/01/2040 125 119
6.20%, 01/15/2038 23 25
$ 12,072
Trucking & Leasing - 0 .01%
GATX Corp
1.90%, 06/01/2031 380 280
Water - 0 .04%
American Water Capital Corp
2.30%, 06/01/2031 195 155
3.25%, 06/01/2051 195 128
3.75%, 09/01/2047 180 132
4.45%, 06/01/2032 110 102
6.59%, 10/15/2037 5 5
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Water (continued)
Essential Utilities Inc
2.40%, 05/01/2031 $ 190 $ 148
5.30%, 05/01/2052 185 159
$ 829
TOTAL BONDS $ 678,924
MUNICIPAL BONDS - 0 .54%
Principal
Amount (000's) Value (000's)
California - 0 .17%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 300 $ 321
6.92%, 04/01/2040 120 131
California State University
2.98%, 11/01/2051 160 102
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 60 61
Los Angeles Department of Water & Power
6.57%, 07/01/2045 150 166
Los Angeles Unified School District/CA
5.75%, 07/01/2034 80 81
5.76%, 07/01/2029 50 50
6.76%, 07/01/2034 530 573
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 250 269
San Diego County Water Authority
6.14%, 05/01/2049 260 273
State of California
3.50%, 04/01/2028 165 155
7.30%, 10/01/2039 375 425
7.35%, 11/01/2039 500 569
7.60%, 11/01/2040 180 213
7.63%, 03/01/2040 280 328
University of California
5.77%, 05/15/2043 200 200
$ 3,917
District of Columbia - 0 .02%
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114 450 383
Georgia - 0 .02%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 145 154
7.06%, 04/01/2057 191 187
$ 341
Illinois - 0 .06%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 195 210
Chicago Transit Authority Sales Tax Receipts Fund
6.20%, 12/01/2040 70 72
County of Cook IL
6.23%, 11/15/2034 102 105
State of Illinois
5.10%, 06/01/2033 1,000 949
7.35%, 07/01/2035 60 63
$ 1,399
Kansas - 0 .00%
State of Kansas Department of Transportation
4.60%, 09/01/2035 115 108
Nevada - 0 .00%
County of Clark Department of Aviation
6.82%, 07/01/2045 25 28
New Jersey - 0 .06%
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
700 739

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028 $ 190 $ 191
6.56%, 12/15/2040 210 223
New Jersey Turnpike Authority
7.10%, 01/01/2041 147 166
Rutgers The State University of New Jersey
5.67%, 05/01/2040 130 128
$ 1,447
New York - 0 .08%
City of New York NY
5.52%, 10/01/2037 25 25
Metropolitan Transportation Authority
6.81%, 11/15/2040 135 139
New York City Municipal Water Finance Authority
5.72%, 06/15/2042 270 268
5.95%, 06/15/2042 125 128
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.51%, 08/01/2037 250 246
New York State Dormitory Authority
5.60%, 03/15/2040 435 425
Port Authority of New York & New Jersey
4.46%, 10/01/2062 400 329
4.96%, 08/01/2046 300 265
6.04%, 12/01/2029 50 52
$ 1,877
Ohio - 0 .01%
American Municipal Power Inc
6.27%, 02/15/2050 64 66
Ohio State University/The
4.91%, 06/01/2040 125 115
$ 181
Pennsylvania - 0 .02%
State Public School Building Authority
5.00%, 09/15/2027 500 491
Texas - 0 .08%
City of San Antonio TX Electric & Gas Systems
Revenue
5.81%, 02/01/2041 135 136
Dallas Area Rapid Transit
5.02%, 12/01/2048 50 46
Dallas Convention Center Hotel Development Corp
7.09%, 01/01/2042 70 75
Dallas County Hospital District
5.62%, 08/15/2044 83 82
Dallas Independent School District (credit support
from Permanent School Fund Guarantee Program )
6.45%, 02/15/2035
(j)
50 50
Grand Parkway Transportation Corp
5.18%, 10/01/2042 300 283
State of Texas
4.68%, 04/01/2040 100 93
5.52%, 04/01/2039 405 402
Texas Transportation Commission State Highway
Fund
5.18%, 04/01/2030 625 618
$ 1,785
Utah - 0 .01%
State of Utah
3.54%, 07/01/2025 140 137
Wisconsin - 0 .01%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(j)
245 247
TOTAL MUNICIPAL BONDS $ 12,341
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 68 .50%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .26%
2.00%, 08/01/2029 $ 149 $ 136
2.00%, 10/01/2031 38 34
2.00%, 03/01/2032 76 68
2.50%, 10/01/2027 31 29
2.50%, 03/01/2028 92 88
2.50%, 06/01/2028 132 125
2.50%, 06/01/2028 56 53
2.50%, 07/01/2028 94 89
2.50%, 10/01/2028 71 67
2.50%, 10/01/2028 45 42
2.50%, 10/01/2029 119 111
2.50%, 12/01/2029 145 135
2.50%, 09/01/2030 262 239
2.50%, 01/01/2031 284 259
2.50%, 01/01/2031 27 25
2.50%, 02/01/2031 31 28
2.50%, 03/01/2031 86 78
2.50%, 12/01/2031 109 98
2.50%, 12/01/2031 97 88
2.50%, 02/01/2032 127 115
2.50%, 03/01/2032 167 151
2.50%, 11/01/2032 324 293
2.50%, 02/01/2033 89 80
2.50%, 03/01/2033 64 58
2.50%, 03/01/2033 218 197
2.50%, 04/01/2033 102 92
2.50%, 05/01/2033 42 38
2.50%, 06/01/2033 69 62
2.50%, 11/01/2036 63 55
2.50%, 02/01/2043 84 68
2.50%, 03/01/2043 66 54
3.00%, 01/01/2027 31 30
3.00%, 03/01/2027 24 23
3.00%, 05/01/2027 27 26
3.00%, 10/01/2028 96 92
3.00%, 07/01/2029 125 117
3.00%, 08/01/2029 55 51
3.00%, 10/01/2029 33 31
3.00%, 11/01/2029 57 53
3.00%, 07/01/2030 129 120
3.00%, 09/01/2030 174 162
3.00%, 11/01/2030 31 29
3.00%, 11/01/2030 51 48
3.00%, 01/01/2031 61 56
3.00%, 04/01/2031 131 123
3.00%, 02/01/2032 29 26
3.00%, 05/01/2032 47 42
3.00%, 12/01/2032 209 193
3.00%, 12/01/2032 203 188
3.00%, 01/01/2033 282 261
3.00%, 02/01/2033 163 151
3.00%, 03/01/2033 101 94
3.00%, 04/01/2033 91 82
3.00%, 04/01/2033 73 66
3.00%, 06/01/2033 57 51
3.00%, 09/01/2033 79 71
3.00%, 09/01/2033 85 77
3.00%, 12/01/2034 21 19
3.00%, 01/01/2035 15 13
3.00%, 02/01/2035 21 19
3.00%, 05/01/2035 172 154
3.00%, 02/01/2036 39 35
3.00%, 09/01/2036 44 39
3.00%, 02/01/2037 53 48
3.00%, 05/01/2037 56 50
3.00%, 06/01/2037 59 53
3.00%, 07/01/2037 89 80
3.00%, 09/01/2037 20 17

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 01/01/2043 $ 135 $ 116
3.00%, 01/01/2043 131 112
3.00%, 02/01/2043 590 505
3.00%, 03/01/2043 339 291
3.00%, 04/01/2043 119 102
3.00%, 05/01/2043 116 99
3.00%, 06/01/2043 217 186
3.00%, 07/01/2043 218 187
3.00%, 07/01/2043 190 163
3.00%, 07/01/2043 334 286
3.00%, 07/01/2043 373 319
3.00%, 08/01/2043 629 539
3.00%, 08/01/2043 62 53
3.00%, 08/01/2043 45 38
3.00%, 08/01/2043 118 101
3.00%, 09/01/2043 237 202
3.00%, 09/01/2043 270 231
3.00%, 09/01/2043 115 98
3.00%, 10/01/2043 96 82
3.00%, 10/01/2043 229 196
3.00%, 03/01/2045 197 167
3.00%, 04/01/2045 71 60
3.00%, 06/01/2045 257 218
3.00%, 07/01/2045 209 177
3.00%, 07/01/2045 151 128
3.00%, 08/01/2045 85 72
3.00%, 08/01/2045 88 75
3.00%, 08/01/2045 294 249
3.00%, 12/01/2045 403 341
3.00%, 03/01/2046 18 15
3.00%, 03/01/2046 177 150
3.00%, 04/01/2046 241 203
3.00%, 04/01/2046 23 19
3.00%, 05/01/2046 63 53
3.00%, 09/01/2046 288 244
3.00%, 10/01/2046 283 239
3.00%, 11/01/2046 327 276
3.00%, 11/01/2046 503 425
3.00%, 11/01/2046 299 253
3.00%, 11/01/2046 50 42
3.00%, 12/01/2046 370 313
3.00%, 12/01/2046 411 348
3.00%, 01/01/2047 564 477
3.00%, 03/01/2047 560 474
3.00%, 03/01/2048 204 172
3.50%, 10/01/2025 20 20
3.50%, 11/01/2025 21 21
3.50%, 12/01/2026 22 21
3.50%, 01/01/2029 50 48
3.50%, 01/01/2032 39 36
3.50%, 02/01/2032 24 22
3.50%, 03/01/2032 29 27
3.50%, 04/01/2032 30 27
3.50%, 08/01/2032 23 21
3.50%, 09/01/2033 79 75
3.50%, 01/01/2034 26 24
3.50%, 01/01/2035 57 52
3.50%, 02/01/2035 46 42
3.50%, 07/01/2035 83 76
3.50%, 09/01/2035 109 100
3.50%, 04/01/2037 31 28
3.50%, 06/01/2037 60 54
3.50%, 05/01/2041 29 25
3.50%, 02/01/2042 114 101
3.50%, 04/01/2042 38 34
3.50%, 06/01/2042 90 80
3.50%, 07/01/2042 135 120
3.50%, 07/01/2042 101 90
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 08/01/2042 $ 60 $ 53
3.50%, 08/01/2042 134 119
3.50%, 02/01/2044 170 150
3.50%, 06/01/2044 174 154
3.50%, 09/01/2044 99 87
3.50%, 02/01/2045 111 98
3.50%, 03/01/2045 160 141
3.50%, 06/01/2045 184 162
3.50%, 07/01/2045 302 265
3.50%, 09/01/2045 156 137
3.50%, 10/01/2045 178 156
3.50%, 11/01/2045 292 257
3.50%, 12/01/2045 29 25
3.50%, 12/01/2045 238 209
3.50%, 12/01/2045 203 178
3.50%, 01/01/2046 82 72
3.50%, 01/01/2046 18 16
3.50%, 03/01/2046 746 655
3.50%, 03/01/2046 146 128
3.50%, 04/01/2046 180 158
3.50%, 05/01/2046 193 171
3.50%, 06/01/2046 228 201
3.50%, 08/01/2046 158 140
3.50%, 04/01/2047 237 208
3.50%, 11/01/2047 171 150
3.50%, 11/01/2047 267 234
3.50%, 05/01/2048 31 27
3.50%, 06/01/2048 107 94
3.50%, 06/01/2048 327 287
3.50%, 09/01/2048 110 96
4.00%, 06/01/2025 10 9
4.00%, 07/01/2025 14 14
4.00%, 12/01/2030 12 11
4.00%, 08/01/2031 12 11
4.00%, 10/01/2031 19 18
4.00%, 11/01/2031 6 5
4.00%, 12/01/2031 10 9
4.00%, 11/01/2033 27 25
4.00%, 01/01/2034 48 45
4.00%, 07/01/2035 18 16
4.00%, 03/01/2037 76 70
4.00%, 05/01/2038 27 25
4.00%, 02/01/2041 64 59
4.00%, 06/01/2042 51 47
4.00%, 06/01/2042 38 35
4.00%, 08/01/2043 329 301
4.00%, 01/01/2044 60 55
4.00%, 02/01/2044 124 114
4.00%, 03/01/2044 47 43
4.00%, 04/01/2044 130 119
4.00%, 05/01/2044 34 31
4.00%, 07/01/2044 70 64
4.00%, 07/01/2044 76 69
4.00%, 10/01/2044 91 83
4.00%, 11/01/2044 206 188
4.00%, 12/01/2044 203 185
4.00%, 01/01/2045 55 50
4.00%, 02/01/2045 59 54
4.00%, 04/01/2045 64 58
4.00%, 05/01/2045 44 40
4.00%, 06/01/2045 79 73
4.00%, 07/01/2045 58 53
4.00%, 08/01/2045 29 26
4.00%, 08/01/2045 33 30
4.00%, 08/01/2045 278 255
4.00%, 09/01/2045 301 275
4.00%, 09/01/2045 83 76
4.00%, 10/01/2045 308 282

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 11/01/2045 $ 198 $ 181
4.00%, 12/01/2045 92 84
4.00%, 03/01/2047 232 213
4.00%, 08/01/2047 241 219
4.00%, 10/01/2047 177 160
4.00%, 12/01/2047 288 262
4.00%, 07/01/2048 158 143
4.00%, 08/01/2048 94 85
4.00%, 09/01/2048 254 230
4.50%, 05/01/2024 3 3
4.50%, 02/01/2030 3 3
4.50%, 08/01/2030 3 3
4.50%, 05/01/2031 4 4
4.50%, 06/01/2031 28 27
4.50%, 06/01/2039 49 46
4.50%, 10/01/2039 35 33
4.50%, 10/01/2040 40 38
4.50%, 03/01/2041 116 109
4.50%, 03/01/2041 106 100
4.50%, 11/01/2041 116 110
4.50%, 09/01/2043 54 51
4.50%, 11/01/2043 58 55
4.50%, 11/01/2043 29 27
4.50%, 01/01/2044 59 55
4.50%, 01/01/2044 51 48
4.50%, 03/01/2044 57 54
4.50%, 05/01/2044 74 70
4.50%, 07/01/2044 35 33
4.50%, 09/01/2044 35 33
4.50%, 10/01/2045 87 82
4.50%, 02/01/2046 112 105
4.50%, 03/01/2047 132 124
4.50%, 03/01/2047 31 29
4.50%, 04/01/2047 31 29
4.50%, 06/01/2047 69 65
4.50%, 09/01/2047 74 69
4.50%, 11/01/2047 21 19
4.50%, 05/01/2048 57 54
4.50%, 07/01/2048 114 106
4.50%, 11/01/2048 62 58
4.50%, 01/01/2049 236 221
4.50%, 05/01/2049 606 568
5.00%, 04/01/2024 1 1
5.00%, 01/01/2025 9 9
5.00%, 12/01/2027 11 10
5.00%, 02/01/2030 2 2
5.00%, 03/01/2030 1 1
5.00%, 04/01/2034 42 41
5.00%, 06/01/2035 50 49
5.00%, 01/01/2038 81 79
5.00%, 11/01/2038 64 63
5.00%, 12/01/2038 76 75
5.00%, 09/01/2039 121 119
5.00%, 01/01/2040 73 72
5.00%, 05/01/2040 30 29
5.00%, 04/01/2041 48 47
5.00%, 06/01/2041 45 43
5.00%, 11/01/2041 59 57
5.00%, 11/01/2041 41 40
5.50%, 01/01/2028 18 18
5.50%, 04/01/2036 44 43
5.50%, 12/01/2036 47 47
5.50%, 12/01/2036 47 47
5.50%, 03/01/2039 71 71
5.50%, 04/01/2039 44 44
5.50%, 02/01/2040 64 64
5.50%, 06/01/2041 97 97
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.00%, 02/01/2027 $ 2 $ 2
$ 29,014
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 19 .87%
1.50%, 12/01/2035 2,196 1,841
1.50%, 03/01/2036 4,373 3,667
1.50%, 05/01/2036 7,004 5,873
1.50%, 11/01/2036 3,310 2,776
1.50%, 11/01/2050 2,154 1,558
1.50%, 01/01/2051 9,859 7,094
1.50%, 06/01/2051 7,160 5,165
2.00%, 09/01/2028 42 39
2.00%, 05/01/2030 94 83
2.00%, 04/01/2032 65 57
2.00%, 02/01/2036 6,002 5,159
2.00%, 02/01/2036 3,661 3,161
2.00%, 03/01/2036 2,693 2,325
2.00%, 04/01/2036 6,569 5,700
2.00%, 05/01/2036 3,381 2,912
2.00%, 06/01/2036 3,123 2,687
2.00%, 06/01/2036 995 857
2.00%, 11/01/2041 6,303 5,044
2.00%, 05/01/2042 3,343 2,665
2.00%, 04/01/2051 8,019 6,208
2.00%, 04/01/2051 4,973 3,836
2.00%, 04/01/2051 8,063 6,185
2.00%, 04/01/2051 28,980 22,352
2.00%, 04/01/2051 13,213 10,138
2.00%, 05/01/2051 16,894 12,962
2.00%, 07/01/2051 7,717 5,895
2.00%, 09/01/2051 9,448 7,218
2.00%, 10/01/2051 2,662 2,055
2.00%, 10/01/2051 6,709 5,113
2.00%, 11/01/2051 7,051 5,434
2.00%, 12/01/2051 8,960 6,866
2.00%, 12/01/2051 11,487 8,794
2.00%, 01/01/2052 8,270 6,336
2.50%, 01/01/2028 41 39
2.50%, 07/01/2028 56 53
2.50%, 08/01/2028 32 30
2.50%, 08/01/2028 55 52
2.50%, 09/01/2028 64 60
2.50%, 07/01/2029 42 39
2.50%, 07/01/2029 17 15
2.50%, 07/01/2029 101 92
2.50%, 09/01/2029 74 68
2.50%, 12/01/2029 56 51
2.50%, 01/01/2030 62 57
2.50%, 04/01/2030 85 77
2.50%, 05/01/2030 170 155
2.50%, 06/01/2030 91 83
2.50%, 08/01/2030 46 42
2.50%, 08/01/2030 213 194
2.50%, 01/01/2031 61 55
2.50%, 01/01/2031 91 82
2.50%, 02/01/2031 128 115
2.50%, 02/01/2031 81 74
2.50%, 05/01/2031 46 41
2.50%, 06/01/2031 88 79
2.50%, 11/01/2031 905 816
2.50%, 12/01/2031 145 131
2.50%, 01/01/2032 175 158
2.50%, 01/01/2032 312 282
2.50%, 02/01/2032 228 206
2.50%, 03/01/2032 92 83
2.50%, 03/01/2032 49 45
2.50%, 11/01/2032 16 14
2.50%, 12/01/2032 46 42

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 01/01/2033 $ 56 $ 50
2.50%, 02/01/2033 213 192
2.50%, 04/01/2033 425 384
2.50%, 07/01/2033 39 34
2.50%, 10/01/2034 469 418
2.50%, 02/01/2035 1,300 1,159
2.50%, 06/01/2035 1,756 1,553
2.50%, 10/01/2036 35 30
2.50%, 10/01/2036 17 14
2.50%, 12/01/2036 78 67
2.50%, 07/01/2037 2,171 1,923
2.50%, 07/01/2040 1,551 1,284
2.50%, 04/01/2042 2,236 1,853
2.50%, 01/01/2043 246 200
2.50%, 08/01/2043 87 71
2.50%, 10/01/2043 151 123
2.50%, 12/01/2046 58 47
2.50%, 07/01/2050 4,187 3,355
2.50%, 08/01/2050 2,162 1,741
2.50%, 09/01/2050 4,829 3,869
2.50%, 10/01/2050 3,310 2,648
2.50%, 02/01/2051 6,601 5,355
2.50%, 02/01/2051 7,156 5,761
2.50%, 07/01/2051 3,105 2,473
2.50%, 07/01/2051 2,000 1,591
2.50%, 08/01/2051 3,493 2,780
2.50%, 09/01/2051 3,356 2,697
2.50%, 09/01/2051 8,364 6,678
2.50%, 09/01/2051 3,024 2,407
2.50%, 10/01/2051 6,062 4,823
2.50%, 11/01/2051 5,834 4,693
2.50%, 11/01/2051 6,860 5,514
2.50%, 02/01/2052 3,851 3,087
2.50%, 02/01/2052 4,766 3,790
2.50%, 02/01/2052 6,262 5,017
2.50%, 03/01/2052 5,914 4,724
2.50%, 03/01/2052 3,380 2,701
2.50%, 04/01/2052 6,349 5,091
2.50%, 04/01/2052 3,503 2,811
2.50%, 04/01/2052 896 716
2.50%, 05/01/2052 2,770 2,220
3.00%, 11/01/2026 28 27
3.00%, 02/01/2027 49 47
3.00%, 04/01/2027 236 228
3.00%, 08/01/2027 36 35
3.00%, 10/01/2028 150 144
3.00%, 11/01/2028 51 48
3.00%, 02/01/2029 38 37
3.00%, 03/01/2029 51 47
3.00%, 03/01/2029 69 65
3.00%, 04/01/2029 59 55
3.00%, 05/01/2029 61 59
3.00%, 06/01/2029 45 42
3.00%, 08/01/2029 24 23
3.00%, 10/01/2029 46 42
3.00%, 10/01/2029 29 27
3.00%, 10/01/2029 31 29
3.00%, 11/01/2029 46 43
3.00%, 01/01/2030 173 161
3.00%, 01/01/2030 159 149
3.00%, 01/01/2030 63 59
3.00%, 03/01/2030 107 100
3.00%, 06/01/2030 75 70
3.00%, 06/01/2030 88 82
3.00%, 09/01/2030 120 112
3.00%, 09/01/2030 35 33
3.00%, 10/01/2030 99 92
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 02/01/2031 $ 40 $ 38
3.00%, 04/01/2032 462 429
3.00%, 05/01/2032 63 57
3.00%, 08/01/2032 94 84
3.00%, 01/01/2033 16 14
3.00%, 02/01/2033 244 226
3.00%, 02/01/2033 896 828
3.00%, 08/01/2033 291 261
3.00%, 05/01/2034 47 42
3.00%, 05/01/2034 66 60
3.00%, 08/01/2034 201 183
3.00%, 10/01/2034 21 19
3.00%, 11/01/2034 59 53
3.00%, 12/01/2034 746 680
3.00%, 02/01/2035 63 56
3.00%, 02/01/2035 61 55
3.00%, 03/01/2035 28 25
3.00%, 04/01/2035 28 25
3.00%, 06/01/2035 76 68
3.00%, 07/01/2035 27 24
3.00%, 11/01/2035 39 35
3.00%, 07/01/2036 58 52
3.00%, 12/01/2036 132 118
3.00%, 12/01/2036 92 82
3.00%, 12/01/2036 198 177
3.00%, 02/01/2037 81 73
3.00%, 02/01/2037 12 11
3.00%, 04/01/2037 64 57
3.00%, 04/01/2037 39 35
3.00%, 07/01/2037 23 21
3.00%, 08/01/2037 37 33
3.00%, 09/01/2037 103 91
3.00%, 06/01/2040 1,221 1,049
3.00%, 04/01/2042 71 61
3.00%, 09/01/2042 34 29
3.00%, 12/01/2042 83 71
3.00%, 02/01/2043 376 322
3.00%, 02/01/2043 187 160
3.00%, 02/01/2043 244 209
3.00%, 04/01/2043 147 126
3.00%, 04/01/2043 144 123
3.00%, 04/01/2043 137 117
3.00%, 04/01/2043 107 92
3.00%, 04/01/2043 393 337
3.00%, 04/01/2043 98 84
3.00%, 04/01/2043 188 161
3.00%, 04/01/2043 205 175
3.00%, 04/01/2043 235 201
3.00%, 05/01/2043 173 148
3.00%, 05/01/2043 95 81
3.00%, 05/01/2043 18 15
3.00%, 05/01/2043 149 127
3.00%, 06/01/2043 130 111
3.00%, 06/01/2043 346 296
3.00%, 06/01/2043 138 118
3.00%, 06/01/2043 191 163
3.00%, 06/01/2043 321 275
3.00%, 07/01/2043 53 45
3.00%, 07/01/2043 242 207
3.00%, 07/01/2043 105 89
3.00%, 08/01/2043 126 108
3.00%, 08/01/2043 67 57
3.00%, 08/01/2043 22 18
3.00%, 08/01/2043 45 38
3.00%, 08/01/2043 228 194
3.00%, 08/01/2043 330 282
3.00%, 09/01/2043 143 122

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 09/01/2043 $ 285 $ 243
3.00%, 10/01/2043 32 27
3.00%, 10/01/2043 342 292
3.00%, 11/01/2043 116 100
3.00%, 11/01/2043 40 34
3.00%, 11/01/2043 64 55
3.00%, 01/01/2044 58 50
3.00%, 01/01/2045 169 143
3.00%, 05/01/2045 235 199
3.00%, 09/01/2045 31 26
3.00%, 10/01/2045 147 124
3.00%, 11/01/2045 35 30
3.00%, 11/01/2045 75 64
3.00%, 12/01/2045 209 176
3.00%, 01/01/2046 137 116
3.00%, 02/01/2046 198 169
3.00%, 02/01/2046 233 197
3.00%, 04/01/2046 43 36
3.00%, 05/01/2046 87 74
3.00%, 05/01/2046 38 32
3.00%, 05/01/2046 134 113
3.00%, 06/01/2046 80 68
3.00%, 08/01/2046 136 115
3.00%, 08/01/2046 152 128
3.00%, 09/01/2046 71 60
3.00%, 09/01/2046 102 86
3.00%, 10/01/2046 503 425
3.00%, 10/01/2046 64 54
3.00%, 11/01/2046 220 186
3.00%, 11/01/2046 49 42
3.00%, 11/01/2046 362 306
3.00%, 11/01/2046 323 272
3.00%, 11/01/2046 38 32
3.00%, 11/01/2046 250 211
3.00%, 12/01/2046 389 329
3.00%, 12/01/2046 694 589
3.00%, 01/01/2047 264 223
3.00%, 01/01/2047 386 326
3.00%, 02/01/2047 289 243
3.00%, 02/01/2047 76 64
3.00%, 05/01/2047 164 138
3.00%, 10/01/2048 19 16
3.00%, 09/01/2049 2,123 1,773
3.00%, 10/01/2049 5,040 4,213
3.00%, 11/01/2049 559 466
3.00%, 11/01/2049 312 260
3.00%, 11/01/2049 1,459 1,222
3.00%, 11/01/2049 1,046 873
3.00%, 12/01/2049 3,736 3,128
3.00%, 03/01/2050 3,391 2,827
3.00%, 03/01/2050 3,132 2,615
3.00%, 06/01/2050 2,849 2,375
3.00%, 07/01/2050 1,228 1,022
3.00%, 07/01/2050 6,140 5,144
3.00%, 10/01/2050 2,077 1,732
3.00%, 03/01/2052 6,002 4,987
3.50%, 10/01/2025 28 28
3.50%, 11/01/2025 44 43
3.50%, 11/01/2025 18 17
3.50%, 01/01/2026 26 25
3.50%, 03/01/2026 40 39
3.50%, 12/01/2026 42 41
3.50%, 02/01/2027 26 25
3.50%, 11/01/2028 55 51
3.50%, 12/01/2028 34 32
3.50%, 03/01/2029 53 50
3.50%, 01/01/2031 3 2
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 04/01/2031 $ 6 $ 5
3.50%, 02/01/2032 23 22
3.50%, 04/01/2032 24 22
3.50%, 05/01/2032 53 49
3.50%, 06/01/2032 110 102
3.50%, 07/01/2032 36 33
3.50%, 09/01/2032 52 48
3.50%, 12/01/2032 1,123 1,055
3.50%, 09/01/2033 29 27
3.50%, 09/01/2033 37 35
3.50%, 10/01/2033 60 55
3.50%, 10/01/2033 142 134
3.50%, 11/01/2033 64 59
3.50%, 01/01/2034 39 36
3.50%, 06/01/2034 68 63
3.50%, 08/01/2034 17 16
3.50%, 11/01/2034 42 39
3.50%, 02/01/2035 658 617
3.50%, 12/01/2035 84 77
3.50%, 07/01/2036 94 86
3.50%, 02/01/2037 65 59
3.50%, 03/01/2037 76 69
3.50%, 05/01/2037 14 12
3.50%, 07/01/2037 29 26
3.50%, 10/01/2037 33 30
3.50%, 01/01/2038 92 82
3.50%, 01/01/2041 333 296
3.50%, 03/01/2041 457 406
3.50%, 10/01/2041 39 34
3.50%, 12/01/2041 135 119
3.50%, 12/01/2041 144 128
3.50%, 01/01/2042 49 44
3.50%, 03/01/2042 128 114
3.50%, 03/01/2042 46 41
3.50%, 03/01/2042 31 28
3.50%, 05/01/2042 39 35
3.50%, 05/01/2042 240 213
3.50%, 07/01/2042 58 51
3.50%, 07/01/2042 34 30
3.50%, 10/01/2042 274 242
3.50%, 04/01/2043 95 84
3.50%, 05/01/2043 83 73
3.50%, 05/01/2043 230 204
3.50%, 05/01/2043 271 240
3.50%, 06/01/2043 229 203
3.50%, 07/01/2043 97 86
3.50%, 07/01/2043 258 229
3.50%, 08/01/2043 182 161
3.50%, 08/01/2043 57 51
3.50%, 09/01/2043 65 57
3.50%, 12/01/2043 56 49
3.50%, 01/01/2044 762 676
3.50%, 02/01/2044 58 51
3.50%, 07/01/2044 366 325
3.50%, 10/01/2044 146 129
3.50%, 10/01/2044 52 46
3.50%, 11/01/2044 151 133
3.50%, 12/01/2044 161 142
3.50%, 12/01/2044 29 26
3.50%, 12/01/2044 112 99
3.50%, 01/01/2045 172 152
3.50%, 04/01/2045 156 137
3.50%, 05/01/2045 59 52
3.50%, 07/01/2045 172 151
3.50%, 07/01/2045 30 26
3.50%, 08/01/2045 149 131
3.50%, 08/01/2045 170 149

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 09/01/2045 $ 179 $ 157
3.50%, 09/01/2045 235 206
3.50%, 09/01/2045 76 66
3.50%, 11/01/2045 73 64
3.50%, 11/01/2045 130 114
3.50%, 12/01/2045 248 217
3.50%, 12/01/2045 177 155
3.50%, 12/01/2045 141 123
3.50%, 01/01/2046 267 235
3.50%, 01/01/2046 215 188
3.50%, 02/01/2046 108 95
3.50%, 02/01/2046 42 37
3.50%, 03/01/2046 152 133
3.50%, 03/01/2046 177 155
3.50%, 05/01/2046 182 160
3.50%, 06/01/2046 51 45
3.50%, 07/01/2046 155 136
3.50%, 09/01/2046 148 130
3.50%, 11/01/2046 324 284
3.50%, 12/01/2046 178 156
3.50%, 01/01/2047 394 346
3.50%, 02/01/2047 291 255
3.50%, 03/01/2047 32 28
3.50%, 09/01/2047 85 74
3.50%, 11/01/2047 340 298
3.50%, 01/01/2048 333 292
3.50%, 02/01/2048 269 236
3.50%, 02/01/2048 31 27
3.50%, 03/01/2048 211 184
3.50%, 04/01/2048 136 119
3.50%, 10/01/2048 45 40
3.50%, 10/01/2048 26 23
3.50%, 04/01/2049 201 177
3.50%, 06/01/2049 473 414
3.50%, 06/01/2049 495 433
3.50%, 06/01/2049 422 370
3.50%, 07/01/2049 649 567
3.50%, 07/01/2049 893 780
3.50%, 08/01/2049 618 539
3.50%, 09/01/2049 649 568
3.50%, 11/01/2049 3,201 2,826
3.50%, 11/01/2049 1,046 916
3.50%, 11/01/2049 1,162 1,015
3.50%, 12/01/2049 1,412 1,245
3.50%, 05/01/2050 1,024 893
3.50%, 09/01/2050 1,641 1,459
3.50%, 04/01/2052 2,784 2,423
3.50%, 05/01/2052 4,481 3,904
3.50%, 06/01/2052 1,850 1,592
3.50%, 08/01/2052 3,769 3,283
4.00%, 07/01/2025 20 19
4.00%, 04/01/2029 1 1
4.00%, 10/01/2030 4 4
4.00%, 12/01/2030 36 34
4.00%, 02/01/2031 12 11
4.00%, 03/01/2031 161 156
4.00%, 07/01/2031 8 8
4.00%, 10/01/2031 34 32
4.00%, 11/01/2031 8 7
4.00%, 12/01/2031 7 6
4.00%, 01/01/2032 10 9
4.00%, 09/01/2033 76 71
4.00%, 01/01/2036 71 65
4.00%, 02/01/2036 52 48
4.00%, 06/01/2036 43 39
4.00%, 01/01/2037 57 52
4.00%, 02/01/2037 127 116
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 07/01/2038 $ 85 $ 77
4.00%, 02/01/2039 24 22
4.00%, 10/01/2039 37 34
4.00%, 01/01/2041 140 128
4.00%, 02/01/2041 93 85
4.00%, 02/01/2041 35 32
4.00%, 09/01/2041 50 45
4.00%, 02/01/2043 49 45
4.00%, 12/01/2043 47 43
4.00%, 01/01/2044 152 140
4.00%, 06/01/2044 119 109
4.00%, 06/01/2044 58 53
4.00%, 07/01/2044 78 71
4.00%, 07/01/2044 87 80
4.00%, 09/01/2044 50 46
4.00%, 10/01/2044 137 123
4.00%, 10/01/2044 81 74
4.00%, 11/01/2044 100 91
4.00%, 12/01/2044 112 103
4.00%, 12/01/2044 27 24
4.00%, 01/01/2045 27 24
4.00%, 02/01/2045 79 72
4.00%, 02/01/2045 55 50
4.00%, 02/01/2045 115 105
4.00%, 07/01/2045 94 85
4.00%, 07/01/2045 66 61
4.00%, 09/01/2045 111 101
4.00%, 10/01/2045 23 21
4.00%, 10/01/2045 100 91
4.00%, 11/01/2045 46 41
4.00%, 11/01/2045 169 154
4.00%, 12/01/2045 46 42
4.00%, 12/01/2045 40 36
4.00%, 01/01/2046 158 144
4.00%, 02/01/2046 34 31
4.00%, 02/01/2046 174 158
4.00%, 03/01/2046 55 50
4.00%, 03/01/2046 34 31
4.00%, 04/01/2046 69 63
4.00%, 07/01/2046 159 145
4.00%, 04/01/2047 230 209
4.00%, 06/01/2047 170 154
4.00%, 08/01/2047 198 179
4.00%, 08/01/2047 35 32
4.00%, 08/01/2047 251 227
4.00%, 08/01/2047 123 112
4.00%, 09/01/2047 228 206
4.00%, 11/01/2047 437 398
4.00%, 01/01/2048 355 322
4.00%, 02/01/2048 162 146
4.00%, 03/01/2048 76 69
4.00%, 03/01/2048 3,293 2,997
4.00%, 05/01/2048 441 403
4.00%, 06/01/2048 129 117
4.00%, 06/01/2048 334 302
4.00%, 07/01/2048 97 88
4.00%, 08/01/2048 46 41
4.00%, 08/01/2048 48 43
4.00%, 09/01/2048 187 170
4.00%, 09/01/2048 117 106
4.00%, 01/01/2049 1,842 1,670
4.00%, 01/01/2049 1,036 935
4.00%, 03/01/2049 143 130
4.00%, 04/01/2049 185 167
4.00%, 04/01/2049 243 220
4.00%, 07/01/2049 862 777
4.00%, 08/01/2049 562 507

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 10/01/2049 $ 420 $ 381
4.00%, 10/01/2049 311 281
4.00%, 11/01/2049 401 362
4.00%, 04/01/2050 1,728 1,559
4.00%, 06/01/2052 2,265 2,043
4.00%, 08/01/2052 6,868 6,135
4.00%, 09/01/2052 4,956 4,444
4.50%, 07/01/2029 1 1
4.50%, 02/01/2030 3 3
4.50%, 04/01/2030 1 1
4.50%, 08/01/2030 24 23
4.50%, 09/01/2030 20 20
4.50%, 01/01/2031 4 4
4.50%, 04/01/2031 2 2
4.50%, 05/01/2031 4 4
4.50%, 07/01/2031 18 17
4.50%, 08/01/2031 9 9
4.50%, 02/01/2035 40 38
4.50%, 08/01/2040 108 102
4.50%, 08/01/2040 32 30
4.50%, 06/01/2041 52 49
4.50%, 09/01/2041 86 81
4.50%, 09/01/2043 39 36
4.50%, 10/01/2043 82 77
4.50%, 01/01/2044 150 140
4.50%, 01/01/2044 183 171
4.50%, 02/01/2044 103 97
4.50%, 03/01/2044 52 48
4.50%, 03/01/2044 57 53
4.50%, 05/01/2044 40 38
4.50%, 05/01/2044 172 161
4.50%, 05/01/2044 52 49
4.50%, 06/01/2044 95 89
4.50%, 08/01/2044 69 65
4.50%, 08/01/2044 70 66
4.50%, 12/01/2044 221 207
4.50%, 04/01/2046 63 58
4.50%, 08/01/2046 53 50
4.50%, 01/01/2047 49 46
4.50%, 02/01/2047 86 80
4.50%, 02/01/2047 27 26
4.50%, 03/01/2047 64 60
4.50%, 10/01/2047 56 52
4.50%, 11/01/2047 121 114
4.50%, 02/01/2048 88 82
4.50%, 04/01/2048 254 238
4.50%, 05/01/2048 152 141
4.50%, 07/01/2048 1,751 1,632
4.50%, 08/01/2048 41 38
4.50%, 08/01/2048 43 40
4.50%, 10/01/2048 197 184
4.50%, 10/01/2048 306 287
4.50%, 12/01/2048 929 877
4.50%, 03/01/2049 1,944 1,817
4.50%, 04/01/2049 167 156
4.50%, 05/01/2049 1,364 1,274
4.50%, 07/01/2049 526 491
4.50%, 07/01/2049 296 277
4.50%, 09/01/2049 298 278
4.50%, 09/01/2049 1,984 1,854
4.50%, 09/01/2052 2,307 2,139
4.50%, 10/01/2052 2,356 2,176
4.50%, 10/01/2052 1,884 1,738
4.50%, 05/01/2053 2,551 2,348
5.00%, 04/01/2029 2 2
5.00%, 09/01/2029 38 37
5.00%, 03/01/2030 5 4
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.00%, 08/01/2030 $ 6 $ 6
5.00%, 07/01/2035 64 62
5.00%, 04/01/2037 90 88
5.00%, 01/01/2039 120 117
5.00%, 07/01/2039 50 49
5.00%, 07/01/2039 55 54
5.00%, 02/01/2041 95 93
5.00%, 02/01/2041 51 50
5.00%, 05/01/2042 134 131
5.00%, 03/01/2044 46 44
5.00%, 03/01/2044 77 74
5.00%, 05/01/2044 44 42
5.00%, 11/01/2044 89 86
5.00%, 04/01/2048 66 62
5.00%, 09/01/2048 475 453
5.00%, 05/01/2049 40 38
5.00%, 06/01/2049 350 336
5.00%, 07/01/2049 201 192
5.00%, 08/01/2049 216 207
5.00%, 08/01/2052 2,187 2,078
5.00%, 11/01/2052 4,352 4,110
5.00%, 05/01/2053 5,520 5,243
5.00%, 06/01/2053 2,938 2,786
5.00%, 10/01/2053
(k)
3,500 3,302
5.50%, 02/01/2026 9 9
5.50%, 03/01/2027 12 12
5.50%, 06/01/2028 1 1
5.50%, 09/01/2028 1 1
5.50%, 01/01/2029 1 1
5.50%, 01/01/2029 4 4
5.50%, 12/01/2029 5 4
5.50%, 11/01/2035 96 96
5.50%, 12/01/2036 45 45
5.50%, 03/01/2037 69 68
5.50%, 08/01/2037 47 46
5.50%, 08/01/2037 59 59
5.50%, 08/01/2037 44 44
5.50%, 05/01/2038 79 79
5.50%, 06/01/2038 36 36
5.50%, 03/01/2053 3,538 3,437
5.50%, 07/01/2053 2,874 2,820
5.50%, 08/01/2053 6,334 6,130
5.50%, 10/01/2053
(k)
5,500 5,315
6.00%, 05/01/2041 78 80
6.00%, 01/01/2053 4,657 4,667
6.00%, 05/01/2053 1,458 1,449
6.00%, 10/01/2053
(k)
3,750 3,701
6.50%, 01/01/2038 36 37
6.50%, 10/01/2053
(k)
3,000 3,014
$ 455,569
Government National Mortgage Association (GNMA) - 6 .17%
2.00%, 08/20/2050 6,231 4,954
2.00%, 01/20/2051 7,137 5,658
2.00%, 02/20/2051 18,132 14,374
2.00%, 05/20/2051 4,910 3,895
2.50%, 03/20/2028 26 25
2.50%, 07/20/2028 29 28
2.50%, 03/20/2031 39 35
2.50%, 05/20/2032 48 43
2.50%, 07/20/2043 83 69
2.50%, 06/20/2045 48 40
2.50%, 12/20/2046 97 81
2.50%, 01/20/2047 145 120
2.50%, 06/20/2050 12,252 10,075
2.50%, 05/20/2051 8,248 6,753
2.50%, 07/20/2051 4,593 3,757
2.50%, 09/20/2051 11,082 9,064

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 07/20/2030 $ 61 $ 57
3.00%, 01/20/2031 39 37
3.00%, 07/20/2032 45 42
3.00%, 01/20/2033 22 20
3.00%, 09/20/2042 511 441
3.00%, 10/15/2042 70 61
3.00%, 12/20/2042 144 124
3.00%, 01/20/2043 201 173
3.00%, 03/20/2043 103 90
3.00%, 03/20/2043 268 231
3.00%, 04/20/2043 345 298
3.00%, 06/15/2043 125 109
3.00%, 06/20/2043 75 65
3.00%, 07/15/2043 34 29
3.00%, 08/15/2043 62 54
3.00%, 08/15/2043 54 47
3.00%, 08/20/2043 36 31
3.00%, 09/20/2043 137 118
3.00%, 10/20/2043 73 63
3.00%, 11/20/2043 54 47
3.00%, 03/20/2044 114 98
3.00%, 08/20/2044 404 348
3.00%, 11/15/2044 195 167
3.00%, 11/20/2044 133 114
3.00%, 12/20/2044 131 113
3.00%, 02/15/2045 133 114
3.00%, 05/20/2045 114 99
3.00%, 07/15/2045 57 49
3.00%, 07/20/2045 900 770
3.00%, 08/15/2045 142 122
3.00%, 08/20/2045 287 245
3.00%, 10/20/2045 250 215
3.00%, 11/20/2045 147 127
3.00%, 12/20/2045 205 176
3.00%, 01/20/2046 50 43
3.00%, 02/20/2046 68 58
3.00%, 03/20/2046 319 274
3.00%, 04/20/2046 207 177
3.00%, 05/20/2046 190 163
3.00%, 06/20/2046 287 247
3.00%, 07/20/2046 858 741
3.00%, 08/20/2046 589 507
3.00%, 09/20/2046 343 296
3.00%, 10/20/2046 227 196
3.00%, 11/20/2046 349 300
3.00%, 11/20/2046 167 143
3.00%, 12/20/2046 428 369
3.00%, 01/20/2047 282 243
3.00%, 07/20/2047 13 11
3.00%, 10/20/2047 290 249
3.00%, 11/20/2047 138 118
3.00%, 12/20/2047 456 391
3.00%, 01/20/2048 195 168
3.00%, 02/20/2048 207 178
3.00%, 03/20/2048 190 163
3.00%, 11/20/2049 7,172 6,099
3.00%, 09/20/2051 8,184 6,958
3.50%, 09/20/2028 36 35
3.50%, 04/20/2042 332 297
3.50%, 05/20/2042 351 314
3.50%, 06/20/2042 98 88
3.50%, 07/20/2042 391 350
3.50%, 10/20/2042 237 212
3.50%, 01/15/2043 93 84
3.50%, 01/20/2043 128 115
3.50%, 02/20/2043 387 346
3.50%, 03/20/2043 364 326
3.50%, 03/20/2043 171 151
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 04/15/2043 $ 47 $ 43
3.50%, 04/20/2043 249 220
3.50%, 04/20/2043 353 316
3.50%, 07/20/2043 423 379
3.50%, 08/15/2043 34 31
3.50%, 08/20/2043 322 288
3.50%, 09/20/2043 215 192
3.50%, 07/20/2044 228 203
3.50%, 08/20/2044 242 215
3.50%, 09/20/2044 90 80
3.50%, 10/20/2044 97 86
3.50%, 11/20/2044 102 91
3.50%, 12/20/2044 114 102
3.50%, 02/20/2045 112 100
3.50%, 05/20/2045 146 130
3.50%, 06/20/2045 31 27
3.50%, 07/20/2045 218 194
3.50%, 08/20/2045 102 91
3.50%, 09/20/2045 54 48
3.50%, 10/20/2045 402 358
3.50%, 11/20/2045 332 295
3.50%, 12/20/2045 210 187
3.50%, 01/20/2046 523 466
3.50%, 02/20/2046 28 25
3.50%, 03/20/2046 2,660 2,367
3.50%, 04/20/2046 206 184
3.50%, 05/20/2046 279 249
3.50%, 06/20/2046 1,210 1,079
3.50%, 07/15/2046 31 28
3.50%, 07/20/2046 144 128
3.50%, 08/20/2046 647 576
3.50%, 09/20/2046 268 238
3.50%, 10/20/2046 320 285
3.50%, 11/20/2046 243 217
3.50%, 12/20/2046 273 243
3.50%, 01/20/2047 271 241
3.50%, 02/20/2047 160 142
3.50%, 03/20/2047 212 188
3.50%, 04/20/2047 510 453
3.50%, 05/20/2047 153 136
3.50%, 06/20/2047 233 207
3.50%, 07/20/2047 3,308 2,938
3.50%, 08/20/2047 673 597
3.50%, 09/20/2047 49 43
3.50%, 10/20/2047 165 146
3.50%, 11/20/2047 215 191
3.50%, 12/20/2047 245 218
3.50%, 01/20/2048 343 305
3.50%, 02/20/2048 54 48
3.50%, 07/20/2048 106 94
4.00%, 08/15/2040 29 27
4.00%, 12/20/2040 16 15
4.00%, 08/15/2041 26 24
4.00%, 11/15/2041 43 40
4.00%, 03/15/2042 27 25
4.00%, 03/20/2042 69 64
4.00%, 04/20/2042 60 56
4.00%, 05/15/2042 88 81
4.00%, 10/20/2043 32 30
4.00%, 11/20/2043 75 69
4.00%, 02/20/2044 180 166
4.00%, 03/15/2044 57 53
4.00%, 05/20/2044 116 107
4.00%, 06/20/2044 87 80
4.00%, 07/20/2044 351 324
4.00%, 08/20/2044 252 232
4.00%, 09/20/2044 230 212
4.00%, 10/20/2044 299 275

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 11/20/2044 $ 132 $ 122
4.00%, 12/20/2044 244 225
4.00%, 01/20/2045 206 190
4.00%, 04/20/2045 128 118
4.00%, 05/15/2045 87 79
4.00%, 07/20/2045 48 44
4.00%, 08/20/2045 122 113
4.00%, 09/20/2045 173 159
4.00%, 10/20/2045 93 85
4.00%, 11/20/2045 34 31
4.00%, 12/15/2045 35 32
4.00%, 12/20/2045 87 79
4.00%, 01/20/2046 53 49
4.00%, 02/20/2046 79 72
4.00%, 04/20/2046 128 117
4.00%, 05/20/2046 63 58
4.00%, 07/20/2046 132 121
4.00%, 01/20/2047 254 233
4.00%, 02/20/2047 199 182
4.00%, 03/20/2047 181 166
4.00%, 05/20/2047 242 222
4.00%, 06/20/2047 243 223
4.00%, 07/20/2047 584 535
4.00%, 08/20/2047 29 26
4.00%, 09/20/2047 1,839 1,690
4.00%, 10/20/2047 135 123
4.00%, 11/20/2047 1,114 1,020
4.00%, 04/20/2052 4,850 4,371
4.50%, 02/15/2039 66 63
4.50%, 05/15/2039 47 45
4.50%, 11/15/2039 164 157
4.50%, 04/15/2040 122 117
4.50%, 01/20/2041 18 17
4.50%, 02/20/2041 18 17
4.50%, 03/20/2041 14 13
4.50%, 07/15/2041 41 39
4.50%, 05/20/2043 59 56
4.50%, 06/20/2043 64 61
4.50%, 10/20/2043 51 49
4.50%, 11/20/2043 167 158
4.50%, 03/20/2044 240 229
4.50%, 04/20/2044 11 10
4.50%, 05/20/2044 174 165
4.50%, 07/20/2044 91 86
4.50%, 12/20/2044 38 36
4.50%, 02/20/2045 98 93
4.50%, 03/20/2045 42 40
4.50%, 04/20/2045 52 49
4.50%, 06/20/2046 50 47
4.50%, 12/20/2046 151 144
4.50%, 02/20/2047 87 82
4.50%, 04/20/2047 58 55
4.50%, 06/15/2047 44 43
4.50%, 08/20/2047 121 114
4.50%, 10/20/2047 57 53
4.50%, 02/20/2048 914 858
4.50%, 05/20/2048 650 609
4.50%, 08/20/2048 165 154
4.50%, 10/20/2048 99 93
4.50%, 11/20/2048 151 141
4.50%, 12/20/2048 44 41
4.50%, 02/20/2049 2,806 2,629
4.50%, 09/20/2052 3,293 3,046
5.00%, 07/15/2035 39 38
5.00%, 04/15/2041 96 92
5.00%, 08/20/2041 39 38
5.00%, 04/20/2042 31 30
5.00%, 12/20/2042 89 87
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.00%, 07/20/2043 $ 55 $ 53
5.00%, 02/20/2044 55 54
5.00%, 03/20/2044 34 34
5.00%, 12/20/2045 50 49
5.00%, 03/20/2048 39 38
5.00%, 06/20/2048 739 710
5.00%, 10/20/2048 50 48
5.00%, 01/20/2053 6,725 6,378
5.50%, 01/15/2040 44 43
5.50%, 06/20/2040 24 24
5.50%, 01/20/2041 101 102
5.50%, 10/20/2042 37 37
5.50%, 09/20/2043 42 43
5.50%, 10/20/2053
(k)
6,250 6,065
6.00%, 04/15/2035 6 6
6.00%, 10/20/2053
(k)
4,025 3,988
6.50%, 10/20/2053
(k)
1,475 1,483
$ 141,397
U.S. Treasury - 41 .20%
0.25%, 05/31/2025 7,480 6,897
0.25%, 06/30/2025 7,425 6,824
0.25%, 07/31/2025 10,330 9,458
0.25%, 08/31/2025 9,680 8,833
0.25%, 09/30/2025 895 814
0.25%, 10/31/2025 4,740 4,298
0.38%, 04/30/2025 8,200 7,602
0.38%, 11/30/2025 4,675 4,236
0.38%, 01/31/2026 2,475 2,228
0.38%, 07/31/2027 8,175 6,945
0.38%, 09/30/2027 4,020 3,393
0.50%, 02/28/2026 9,780 8,805
0.50%, 04/30/2027 2,100 1,811
0.50%, 05/31/2027 3,290 2,827
0.50%, 06/30/2027 4,645 3,979
0.50%, 08/31/2027 5,260 4,477
0.50%, 10/31/2027 5,060 4,280
0.63%, 10/15/2024 10,345 9,846
0.63%, 07/31/2026 4,210 3,747
0.63%, 03/31/2027 5,975 5,191
0.63%, 11/30/2027 4,645 3,939
0.63%, 12/31/2027 8,210 6,942
0.63%, 05/15/2030 11,285 8,733
0.63%, 08/15/2030 17,245 13,235
0.75%, 11/15/2024 7,445 7,072
0.75%, 03/31/2026 7,970 7,207
0.75%, 04/30/2026 2,800 2,522
0.75%, 05/31/2026 10,275 9,228
0.75%, 08/31/2026 23,085 20,557
0.75%, 01/31/2028 10,270 8,708
0.88%, 06/30/2026 4,900 4,409
0.88%, 09/30/2026 7,660 6,835
0.88%, 11/15/2030 8,185 6,368
1.00%, 07/31/2028 5,825 4,914
1.13%, 02/28/2025 8,950 8,448
1.13%, 10/31/2026 3,635 3,257
1.13%, 02/28/2027 2,670 2,370
1.13%, 02/29/2028 9,595 8,255
1.13%, 08/31/2028 4,775 4,044
1.13%, 02/15/2031 10,685 8,428
1.13%, 05/15/2040 7,875 4,520
1.13%, 08/15/2040 7,895 4,488
1.25%, 11/30/2026 3,775 3,387
1.25%, 12/31/2026 3,175 2,844
1.25%, 03/31/2028 7,125 6,150
1.25%, 04/30/2028 7,750 6,672
1.25%, 05/31/2028 3,825 3,285
1.25%, 06/30/2028 4,550 3,896
1.25%, 09/30/2028 8,870 7,538

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.25%, 08/15/2031 $ 11,020 $ 8,613
1.25%, 05/15/2050 4,300 2,029
1.38%, 08/31/2026 3,400 3,085
1.38%, 10/31/2028 5,855 4,995
1.38%, 12/31/2028 7,840 6,659
1.38%, 11/15/2031 12,865 10,084
1.38%, 11/15/2040 5,485 3,246
1.38%, 08/15/2050 5,055 2,467
1.50%, 10/31/2024 5,650 5,419
1.50%, 08/15/2026 3,015 2,748
1.50%, 01/31/2027 5,200 4,682
1.50%, 11/30/2028 6,695 5,737
1.50%, 02/15/2030 5,265 4,364
1.63%, 02/15/2026 3,315 3,071
1.63%, 05/15/2026 6,570 6,048
1.63%, 09/30/2026 1,265 1,155
1.63%, 11/30/2026 2,215 2,011
1.63%, 08/15/2029 4,600 3,904
1.63%, 05/15/2031 10,330 8,387
1.63%, 11/15/2050 6,050 3,169
1.75%, 12/31/2024 5,620 5,377
1.75%, 12/31/2026 5,855 5,329
1.75%, 01/31/2029 10,665 9,218
1.75%, 11/15/2029 4,160 3,538
1.75%, 08/15/2041 4,630 2,883
1.88%, 07/31/2026 4,170 3,847
1.88%, 02/28/2027 3,220 2,931
1.88%, 02/28/2029 3,080 2,675
1.88%, 02/15/2032 11,840 9,618
1.88%, 02/15/2041 7,345 4,738
1.88%, 02/15/2051 7,680 4,304
1.88%, 11/15/2051 9,405 5,242
2.00%, 02/15/2025 8,570 8,197
2.00%, 08/15/2025 4,850 4,583
2.00%, 11/15/2026 9,295 8,550
2.00%, 11/15/2041 5,650 3,667
2.00%, 02/15/2050 5,410 3,157
2.00%, 08/15/2051 9,705 5,600
2.13%, 11/30/2024 3,690 3,555
2.13%, 05/15/2025 2,880 2,743
2.13%, 05/31/2026 2,520 2,349
2.25%, 11/15/2024 8,963 8,658
2.25%, 12/31/2024 3,000 2,889
2.25%, 11/15/2025 4,080 3,855
2.25%, 03/31/2026 5,000 4,692
2.25%, 02/15/2027 8,160 7,530
2.25%, 11/15/2027 8,485 7,717
2.25%, 05/15/2041 7,245 4,971
2.25%, 08/15/2046 3,195 2,026
2.25%, 08/15/2049 4,425 2,755
2.25%, 02/15/2052 6,580 4,038
2.38%, 05/15/2027 6,155 5,676
2.38%, 03/31/2029 12,000 10,684
2.38%, 05/15/2029 4,695 4,172
2.38%, 02/15/2042 1,865 1,289
2.38%, 11/15/2049 3,860 2,471
2.38%, 05/15/2051 6,250 3,964
2.50%, 01/31/2025 3,300 3,181
2.50%, 02/28/2026 5,190 4,907
2.50%, 03/31/2027 4,305 3,999
2.50%, 02/15/2045 3,350 2,275
2.50%, 02/15/2046 2,925 1,963
2.50%, 05/15/2046 2,520 1,688
2.63%, 03/31/2025 1,805 1,737
2.63%, 04/15/2025 3,075 2,957
2.63%, 12/31/2025 5,000 4,752
2.63%, 01/31/2026 3,380 3,208
2.63%, 05/31/2027 3,330 3,096
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.63%, 02/15/2029 $ 8,305 $ 7,513
2.63%, 07/31/2029 2,225 1,996
2.75%, 02/28/2025 6,930 6,692
2.75%, 05/15/2025 2,500 2,405
2.75%, 06/30/2025 1,280 1,229
2.75%, 08/31/2025 5,225 5,002
2.75%, 04/30/2027 3,660 3,423
2.75%, 02/15/2028 5,775 5,341
2.75%, 05/31/2029 7,280 6,595
2.75%, 08/15/2032 10,490 9,084
2.75%, 08/15/2042 1,591 1,166
2.75%, 11/15/2042 2,610 1,905
2.75%, 08/15/2047 3,060 2,136
2.75%, 11/15/2047 3,405 2,374
2.88%, 04/30/2025 9,505 9,168
2.88%, 05/31/2025 4,120 3,968
2.88%, 06/15/2025 15,005 14,446
2.88%, 07/31/2025 2,000 1,922
2.88%, 11/30/2025 3,435 3,286
2.88%, 05/15/2028 4,400 4,078
2.88%, 08/15/2028 6,030 5,568
2.88%, 04/30/2029 7,835 7,155
2.88%, 05/15/2032 11,940 10,481
2.88%, 05/15/2043 2,333 1,728
2.88%, 08/15/2045 2,145 1,554
2.88%, 11/15/2046 1,465 1,052
2.88%, 05/15/2049 4,615 3,292
2.88%, 05/15/2052 5,525 3,917
3.00%, 07/15/2025 100 96
3.00%, 09/30/2025 2,775 2,667
3.00%, 10/31/2025 4,600 4,417
3.00%, 05/15/2042 1,200 918
3.00%, 11/15/2044 2,475 1,847
3.00%, 05/15/2045 1,845 1,370
3.00%, 11/15/2045 1,320 976
3.00%, 02/15/2047 3,115 2,287
3.00%, 05/15/2047 2,050 1,504
3.00%, 02/15/2048 2,990 2,188
3.00%, 08/15/2048 3,620 2,646
3.00%, 02/15/2049 4,115 3,008
3.00%, 08/15/2052 3,500 2,550
3.13%, 08/15/2025 100 97
3.13%, 08/31/2027 6,040 5,701
3.13%, 11/15/2028 8,255 7,687
3.13%, 08/31/2029 3,985 3,672
3.13%, 11/15/2041 1,700 1,337
3.13%, 02/15/2042 805 631
3.13%, 02/15/2043 2,660 2,059
3.13%, 08/15/2044 3,045 2,327
3.13%, 05/15/2048 4,020 3,010
3.25%, 06/30/2029 2,055 1,910
3.25%, 05/15/2042 3,650 2,909
3.38%, 05/15/2033 7,870 7,137
3.38%, 08/15/2042 3,540 2,868
3.38%, 05/15/2044 3,425 2,733
3.38%, 11/15/2048 4,715 3,698
3.50%, 04/30/2028 5,785 5,514
3.50%, 01/31/2030 2,375 2,226
3.50%, 02/15/2033 6,095 5,592
3.50%, 02/15/2039 1,070 924
3.63%, 08/15/2043 1,880 1,569
3.63%, 02/15/2044 1,755 1,459
3.63%, 02/15/2053 7,390 6,112
3.63%, 05/15/2053 3,440 2,848
3.75%, 06/30/2030 3,040 2,885
3.75%, 08/15/2041 940 814
3.75%, 11/15/2043 1,935 1,643
3.88%, 04/30/2025 11,025 10,801

Schedule of Investments
Bond Market Index Account
September 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.88%, 01/15/2026 $ 5,055 $ 4,936
3.88%, 09/30/2029 470 451
3.88%, 11/30/2029 4,885 4,682
3.88%, 08/15/2033 1,315 1,243
3.88%, 08/15/2040 1,569 1,393
3.88%, 02/15/2043 4,275 3,721
4.00%, 10/31/2029 7,165 6,918
4.00%, 11/15/2042 2,365 2,099
4.00%, 11/15/2052 4,335 3,842
4.13%, 09/30/2027 360 353
4.13%, 10/31/2027 4,930 4,825
4.13%, 11/15/2032 8,220 7,928
4.13%, 08/15/2053 860 781
4.25%, 05/15/2039 715 674
4.25%, 11/15/2040 1,035 963
4.38%, 10/31/2024 10,790 10,669
4.38%, 02/15/2038 890 862
4.38%, 11/15/2039 2,540 2,417
4.38%, 05/15/2040 1,489 1,412
4.38%, 05/15/2041 1,010 952
4.50%, 02/15/2036 1,340 1,336
4.50%, 05/15/2038 710 694
4.50%, 08/15/2039 685 663
4.63%, 06/30/2025 12,110 12,006
4.63%, 02/15/2040 900 882
4.75%, 02/15/2037 660 671
4.75%, 02/15/2041 3,110 3,076
5.00%, 08/31/2025 1,370 1,367
5.00%, 05/15/2037 1,130 1,173
5.25%, 02/15/2029 2,890 2,969
5.38%, 02/15/2031 3,616 3,791
6.00%, 02/15/2026 2,000 2,045
6.13%, 11/15/2027 2,225 2,344
6.13%, 08/15/2029 900 967
6.25%, 05/15/2030 1,500 1,637
6.38%, 08/15/2027 1,830 1,935
6.88%, 08/15/2025 1,000 1,031
$ 944,687
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,570,667
Total Investments $ 2,318,000
Other Assets and Liabilities -  (1.09)% (24,924)
TOTAL NET ASSETS - 100.00% $ 2,293,076
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $16,557 or 0.72% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $17,026 or
0.74% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security purchased on a when-issued basis.
(g) Non-income producing security
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,522 or 0.15% of net assets.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.
Portfolio Summary
Sector Percent
Government 45 .04%
Mortgage Securities 28 .47%
Financial 8 .43%
Consumer, Non-cyclical 4 .52%
Communications 2 .24%
Money Market Funds 2 .09%
Utilities 2 .04%
Technology 1 .89%
Industrial 1 .84%
Energy 1 .71%
Consumer, Cyclical 1 .31%
Basic Materials 0 .62%
Exchange-Traded Funds 0 .35%
Revenue Bonds 0 .30%
General Obligation Unlimited 0 .20%
Insured 0 .04%
General Obligation Limited 0 .00%
Other Assets and Liabilities
( 1 .09 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales September 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.26% $ 65,730 $ 576,889 $ 599,269 $ 43,350
$ 65,730 $ 576,889 $ 599,269 $ 43,350
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.26% $ 1,773 $ — $ — $ —
$ 1,773 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Core Plus Bond Account
September 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .07 % Shares Held Value (000's)
Money Market Funds - 4 .07%
BlackRock Liquidity FedFund - Institutional Class
5.24%
(a),(b)
1,439,997 $ 1,440
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(c)
6,223,779 6,224
$ 7,664
TOTAL INVESTMENT COMPANIES $ 7,664
BONDS - 59 .21%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 2 .05%
Boeing Co/The
1.95%, 02/01/2024 $ 1,370 $ 1,351
2.20%, 02/04/2026 985 905
3.10%, 05/01/2026 190 177
3.75%, 02/01/2050 200 136
4.88%, 05/01/2025 175 172
Bombardier Inc
7.13%, 06/15/2026
(d)
32 31
L3Harris Technologies Inc
5.40%, 01/15/2027 225 223
RTX Corp
4.13%, 11/16/2028 600 560
TransDigm Inc
4.88%, 05/01/2029
(e)
30 26
6.25%, 03/15/2026
(d)
25 25
7.50%, 03/15/2027 91 91
Triumph Group Inc
9.00%, 03/15/2028
(d)
155 153
$ 3,850
Agriculture - 0 .24%
BAT Capital Corp
4.54%, 08/15/2047 120 83
BAT International Finance PLC
5.93%, 02/02/2029 150 147
Cargill Inc
4.88%, 10/10/2025
(d)
75 74
Reynolds American Inc
5.70%, 08/15/2035 165 148
$ 452
Airlines - 0 .28%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 5 4
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(d)
10 9
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
190 185
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(d)
75 67
Southwest Airlines Co
5.25%, 05/04/2025 255 252
United Airlines Inc
4.38%, 04/15/2026
(d)
20 19
$ 536
Automobile Asset Backed Securities - 7 .24%
Ally Auto Receivables Trust 2022-2
4.62%, 10/15/2025 538 536
Ally Auto Receivables Trust 2023-1
5.46%, 05/15/2028 470 469
AmeriCredit Automobile Receivables Trust 2022-2
6.46%, 12/18/2025 338 339
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
Americredit Automobile Receivables Trust 2023-1
5.84%, 10/19/2026 631 630
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 585 585
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Capital One Prime Auto Receivables Trust 2022-1
2.71%, 06/16/2025 $ 188 $ 186
Carmax Auto Owner Trust 2020-1
1.89%, 12/16/2024 13 13
Carmax Auto Owner Trust 2023-2
5.50%, 06/15/2026 425 424
Ford Credit Auto Owner Trust 2022-C
5.83%, 04/15/2025 333 333
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
Ford Credit Auto Owner Trust 2023-A
5.14%, 03/15/2026 624 621
GM Financial Automobile Leasing Trust 2023-1
5.27%, 06/20/2025 272 272
GM Financial Automobile Leasing Trust 2023-3
5.38%, 11/20/2026 710 707
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.19%, 03/16/2026 249 248
GM Financial Consumer Automobile Receivables
Trust 2023-2
5.10%, 05/18/2026 380 378
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.45%, 06/16/2028 270 270
Hyundai Auto Lease Securitization Trust 2022-B
5.93%, 10/15/2024
(d)
76 76
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.62%
Hyundai Auto Receivables Trust 2023-A
5.19%, 12/15/2025 425 423
Nissan Auto Lease Trust 2023-B
5.69%, 07/15/2026 570 569
Nissan Auto Receivables 2022-B Owner Trust
4.50%, 08/15/2025 372 370
Santander Drive Auto Receivables Trust 2022-6
4.37%, 05/15/2025 47 47
Santander Drive Auto Receivables Trust 2022-7
5.81%, 01/15/2026 202 202
Santander Drive Auto Receivables Trust 2023-1
5.36%, 05/15/2026 386 386
Santander Drive Auto Receivables Trust 2023-3
5.61%, 10/15/2027 1,210 1,204
Santander Drive Auto Receivables Trust 2023-4
5.73%, 04/17/2028 1,040 1,038
6.18%, 02/16/2027 860 861
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(d)
775 758
Toyota Auto Receivables 2022-B Owner Trust
5.80%, 01/15/2025 93 93
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.49%
Volkswagen Auto Lease Trust 2023-A
5.87%, 01/20/2026 600 600
World Omni Auto Receivables Trust 2021-A
0.30%, 01/15/2026 167 163
World Omni Auto Receivables Trust 2023-C
5.15%, 11/15/2028 820 814
$ 13,615
Automobile Manufacturers - 0 .63%
BMW US Capital LLC
5.30%, 08/11/2025
(d),(e)
200 199
Ford Motor Credit Co LLC
3.38%, 11/13/2025 320 297
General Motors Financial Co Inc
1.20%, 10/15/2024 170 161
1.25%, 01/08/2026 375 335

Schedule of Investments
Core Plus Bond Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2028
(d)
$ 200 $ 194
$ 1,186
Automobile Parts & Equipment - 0 .05%
Dana Inc
5.38%, 11/15/2027 55 51
Tenneco Inc
8.00%, 11/17/2028
(d)
60 49
$ 100
Banks - 9 .46%
Bank of America Corp
1.66%, 03/11/2027
(f)
350 314
Secured Overnight Financing Rate + 0.91%
1.73%, 07/22/2027
(f)
525 465
Secured Overnight Financing Rate + 0.96%
2.48%, 09/21/2036
(f)
900 655
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.68%, 06/19/2041
(f)
680 435
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(f)
5 4
Secured Overnight Financing Rate + 1.32%
3.85%, 03/08/2037
(f)
50 41
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.18%, 11/25/2027 350 325
4.20%, 08/26/2024 220 216
4.83%, 07/22/2026
(f)
250 244
Secured Overnight Financing Rate + 1.75%
Bank of Montreal
5.72%, 09/25/2028 200 198
Bank of New York Mellon Corp/The
4.97%, 04/26/2034
(f)
275 254
Secured Overnight Financing Rate + 1.61%
Barclays PLC
2.28%, 11/24/2027
(f)
200 176
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.85%, 05/07/2026
(f)
600 566
Secured Overnight Financing Rate + 2.71%
6.50%, 09/13/2027
(f)
200 200
Secured Overnight Financing Rate + 1.88%
BNP Paribas SA
2.22%, 06/09/2026
(d),(f)
400 373
Secured Overnight Financing Rate + 2.07%
Canadian Imperial Bank of Commerce
6.09%, 10/03/2033
(g)
100 99
Citigroup Inc
3.11%, 04/08/2026
(f)
495 472
Secured Overnight Financing Rate + 2.84%
3.79%, 03/17/2033
(f)
415 346
Secured Overnight Financing Rate + 1.94%
5.61%, 09/29/2026
(f)
380 376
Secured Overnight Financing Rate + 1.55%
6.27%, 11/17/2033
(f)
350 349
Secured Overnight Financing Rate + 2.34%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 665 632
DBS Group Holdings Ltd
4.52%, 12/11/2028
(d),(f)
315 314
USD Swap Rate NY 5 Year + 1.59%
Goldman Sachs Group Inc/The
3.10%, 02/24/2033
(f)
360 288
Secured Overnight Financing Rate + 1.41%
3.63%, 02/20/2024 250 248
3.85%, 01/26/2027 160 150
5.70%, 11/01/2024 75 75
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The   (continued)
5.80%, 08/10/2026
(f)
$ 175 $ 174
Secured Overnight Financing Rate + 1.08%
HSBC Holdings PLC
4.25%, 03/14/2024 435 431
JPMorgan Chase & Co
2.08%, 04/22/2026
(f)
335 314
Secured Overnight Financing Rate + 1.85%
4.60%, 02/01/2025
(f),(h)
125 117
CME Term Secured Overnight Financing
Rate 3 Month + 3.13%
4.91%, 07/25/2033
(f)
705 649
Secured Overnight Financing Rate + 2.08%
5.35%, 06/01/2034
(f)
150 142
Secured Overnight Financing Rate + 1.85%
KeyBank NA/Cleveland OH
4.15%, 08/08/2025 500 471
Lloyds Banking Group PLC
3.87%, 07/09/2025
(f)
850 833
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Morgan Stanley
0.99%, 12/10/2026
(f)
2,211 1,973
Secured Overnight Financing Rate + 0.72%
2.48%, 09/16/2036
(f)
225 163
Secured Overnight Financing Rate + 1.36%
4.35%, 09/08/2026 1,150 1,097
5.00%, 11/24/2025 230 225
Santander UK Group Holdings PLC
1.09%, 03/15/2025
(f)
345 336
Secured Overnight Financing Rate + 0.79%
Standard Chartered PLC
2.82%, 01/30/2026
(d),(f)
535 509
3 Month USD LIBOR + 1.21%
State Street Corp
4.82%, 01/26/2034
(f)
80 73
Secured Overnight Financing Rate + 1.57%
Toronto-Dominion Bank/The
4.69%, 09/15/2027 250 240
Truist Financial Corp
5.90%, 10/28/2026
(f)
180 178
Secured Overnight Financing Rate + 1.63%
UBS Group AG
2.19%, 06/05/2026
(d),(f)
250 233
Secured Overnight Financing Rate + 2.04%
4.75%, 05/12/2028
(d),(f)
235 222
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
UniCredit SpA
1.98%, 06/03/2027
(d),(f)
200 177
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
Wells Fargo & Co
3.75%, 01/24/2024 330 328
4.61%, 04/25/2053
(f)
320 251
Secured Overnight Financing Rate + 2.13%
5.56%, 07/25/2034
(f)
200 189
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(f)
110 107
Secured Overnight Financing Rate + 1.74%
Westpac Banking Corp
4.11%, 07/24/2034
(f)
85 73
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 615 468
$ 17,788

Schedule of Investments
Core Plus Bond Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages - 0 .92%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
3.65%, 02/01/2026 $ 115 $ 110
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 190 165
4.60%, 04/15/2048 104 88
5.45%, 01/23/2039 225 217
Central American Bottling Corp / CBC Bottling
Holdco SL / Beliv Holdco SL
5.25%, 04/27/2029
(d)
70 63
Cia Cervecerias Unidas SA
3.35%, 01/19/2032
(d)
250 205
Constellation Brands Inc
3.60%, 02/15/2028 350 322
4.75%, 05/09/2032 285 264
PepsiCo Inc
1.95%, 10/21/2031 100 79
3.90%, 07/18/2032 100 91
4.20%, 07/18/2052 45 37
4.45%, 02/15/2033
(e)
100 96
$ 1,737
Biotechnology - 0 .29%
Amgen Inc
5.15%, 03/02/2028 175 172
5.25%, 03/02/2030 150 147
5.60%, 03/02/2043 85 79
CSL Finance PLC
4.75%, 04/27/2052
(d)
175 148
$ 546
Building Materials - 0 .59%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(d),(g)
95 94
Builders FirstSource Inc
4.25%, 02/01/2032
(d)
145 119
Cemex SAB de CV
3.88%, 07/11/2031
(d),(e)
325 272
9.13%, 03/14/2028
(d),(f),(h)
200 208
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.16%
GCC SAB de CV
3.61%, 04/20/2032
(d)
200 164
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(d)
283 261
$ 1,118
Chemicals - 0 .99%
Braskem Netherlands Finance BV
7.25%, 02/13/2033
(d)
200 184
Consolidated Energy Finance SA
5.63%, 10/15/2028
(d)
260 215
6.50%, 05/15/2026
(d)
150 139
Element Solutions Inc
3.88%, 09/01/2028
(d)
111 96
Olympus Water US Holding Corp
4.25%, 10/01/2028
(d)
275 224
Orbia Advance Corp SAB de CV
2.88%, 05/11/2031
(d)
350 272
SABIC Capital II BV
4.00%, 10/10/2023
(d)
200 200
Sasol Financing USA LLC
8.75%, 05/03/2029
(d)
325 313
Westlake Corp
2.88%, 08/15/2041 358 221
$ 1,864
Commercial Mortgage Backed Securities - 2 .79%
Benchmark 2019-B15 Mortgage Trust
3.56%, 12/15/2072 250 184
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 $ 150 $ 114
CAMB Commercial Mortgage Trust 2019-LIFE
6.45%, 12/15/2037
(d)
900 896
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.12%
Citigroup Commercial Mortgage Trust 2015-GC27
3.57%, 02/10/2048 900 855
Citigroup Commercial Mortgage Trust 2016-GC37
3.58%, 04/10/2049 350 323
GS Mortgage Securities Trust 2011-GC5
0.09%, 08/10/2044
(d),(i),(j)
1,093 —
GS Mortgage Securities Trust 2014-GC26
1.06%, 11/10/2047
(i),(j)
3,169 22
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 375 352
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 350 266
JP Morgan Chase Commercial Mortgage Securities
Trust 2016-JP3
3.14%, 08/15/2049 500 424
JPMBB Commercial Mortgage Securities Trust
2014-C24
4.53%, 11/15/2047
(j)
500 375
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14
1.04%, 02/15/2047
(i),(j)
2,521 —
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
1.03%, 06/15/2047
(i),(j)
2,542 4
SMRT 2022-MINI
6.33%, 01/15/2039
(d)
600 584
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.00%
SREIT Trust 2021-MFP
6.18%, 11/15/2038
(d)
350 343
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
TPGI Trust 2021-DGWD
6.15%, 06/15/2026
(d)
516 507
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
$ 5,249
Commercial Services - 0 .60%
DP World Ltd/United Arab Emirates
6.85%, 07/02/2037 100 103
Garda World Security Corp
4.63%, 02/15/2027
(d)
40 37
PayPal Holdings Inc
3.25%, 06/01/2050 300 197
3.90%, 06/01/2027
(e)
300 287
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(d)
34 30
6.25%, 01/15/2028
(d)
62 57
United Rentals North America Inc
3.88%, 02/15/2031 45 37
4.88%, 01/15/2028 99 92
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(d)
155 145
Williams Scotsman International Inc
6.13%, 06/15/2025
(d)
72 71
ZipRecruiter Inc
5.00%, 01/15/2030
(d)
95 75
$ 1,131

Schedule of Investments
Core Plus Bond Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers - 0 .52%
Apple Inc
4.65%, 02/23/2046 $ 300 $ 267
Dell International LLC / EMC Corp
3.38%, 12/15/2041
(d)
100 67
6.10%, 07/15/2027 435 441
NCR Corp
5.13%, 04/15/2029
(d)
115 101
Seagate HDD Cayman
8.50%, 07/15/2031
(d)
5 5
9.63%, 12/01/2032
(d)
94 101
$ 982
Consumer Products - 0 .07%
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(d)
140 128
Credit Card Asset Backed Securities - 4 .09%
American Express Credit Account Master Trust
0.90%, 11/15/2026 3,197 3,028
BA Credit Card Trust
0.34%, 05/15/2026 685 678
Barclays Dryrock Issuance Trust
0.63%, 07/15/2027 185 176
3.07%, 02/15/2028 1,400 1,345
Capital One Multi-Asset Execution Trust
1.04%, 11/15/2026 875 830
Discover Card Execution Note Trust
1.96%, 02/15/2027 1,725 1,640
$ 7,697
Diversified Financial Services - 2 .29%
AerCap Holdings NV
5.88%, 10/10/2079
(f)
150 146
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.45%, 10/29/2026 395 354
3.00%, 10/29/2028 470 403
3.15%, 02/15/2024 1,000 989
6.10%, 01/15/2027 150 149
Air Lease Corp
1.88%, 08/15/2026 465 413
2.88%, 01/15/2026 220 205
Ally Financial Inc
5.80%, 05/01/2025 210 206
Aviation Capital Group LLC
1.95%, 09/20/2026
(d)
650 567
Charles Schwab Corp/The
5.88%, 08/24/2026 150 149
Credit Acceptance Corp
5.13%, 12/31/2024
(d)
75 73
6.63%, 03/15/2026
(e)
121 117
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(d),(j),(k)
115 110
ILFC E-Capital Trust II
7.46%, 12/21/2065
(d),(j)
100 75
Macquarie Airfinance Holdings Ltd
8.13%, 03/30/2029
(d)
25 25
8.38%, 05/01/2028
(d)
70 71
OneMain Finance Corp
3.50%, 01/15/2027 10 9
4.00%, 09/15/2030 25 19
6.63%, 01/15/2028 7 6
6.88%, 03/15/2025 154 153
SLM Corp
3.13%, 11/02/2026 90 78
$ 4,317
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 4 .08%
Ameren Illinois Co
3.85%, 09/01/2032 $ 46 $ 40
Avangrid Inc
3.20%, 04/15/2025 490 468
CenterPoint Energy Inc
5.25%, 08/10/2026
(e)
350 345
Clearway Energy Operating LLC
3.75%, 02/15/2031
(d)
70 55
3.75%, 01/15/2032
(d)
70 54
4.75%, 03/15/2028
(d)
55 49
CMS Energy Corp
3.00%, 05/15/2026 75 70
4.70%, 03/31/2043 120 97
Colbun SA
3.15%, 03/06/2030
(d)
200 167
Commonwealth Edison Co
4.00%, 03/01/2049 225 169
Dominion Energy Inc
3.07%, 08/15/2024
(j)
200 195
DTE Electric Co
3.95%, 03/01/2049 60 45
DTE Energy Co
4.22%, 11/01/2024
(j)
250 245
Duke Energy Carolinas LLC
3.55%, 03/15/2052 75 51
3.75%, 06/01/2045 150 108
Edison International
4.70%, 08/15/2025 138 134
Enel Chile SA
4.88%, 06/12/2028 130 124
Eversource Energy
5.45%, 03/01/2028 200 198
FirstEnergy Corp
2.25%, 09/01/2030 358 277
Florida Power & Light Co
4.05%, 10/01/2044 75 59
ITC Holdings Corp
4.95%, 09/22/2027
(d)
150 146
Korea Electric Power Corp
5.38%, 04/06/2026
(d)
200 199
Louisville Gas and Electric Co
5.45%, 04/15/2033 96 94
Monongahela Power Co
3.55%, 05/15/2027
(d)
215 199
National Rural Utilities Cooperative Finance Corp
5.45%, 10/30/2025 115 115
NextEra Energy Capital Holdings Inc
3.50%, 04/01/2029 300 269
5.75%, 09/01/2025 165 165
6.05%, 03/01/2025 45 45
NRG Energy Inc
3.88%, 02/15/2032
(d)
110 83
Oncor Electric Delivery Co LLC
4.95%, 09/15/2052 50 44
Oryx Funding Ltd
5.80%, 02/03/2031 200 190
Pacific Gas and Electric Co
1.70%, 11/15/2023 50 50
4.20%, 06/01/2041 185 130
PECO Energy Co
4.38%, 08/15/2052 70 56
Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara
3.88%, 07/17/2029
(d)
200 178
PPL Electric Utilities Corp
3.95%, 06/01/2047 85 64
Public Service Co of Colorado
4.50%, 06/01/2052 43 34

Schedule of Investments
Core Plus Bond Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Public Service Enterprise Group Inc
5.85%, 11/15/2027 $ 225 $ 226
San Diego Gas & Electric Co
4.95%, 08/15/2028 150 146
Southern California Edison Co
3.65%, 02/01/2050 280 189
4.20%, 03/01/2029 125 116
4.88%, 03/01/2049 150 123
5.65%, 10/01/2028 150 150
Southern Co/The
4.85%, 06/15/2028 500 483
5.50%, 03/15/2029 175 174
State Grid Overseas Investment BVI Ltd
3.50%, 05/04/2027 200 189
Tucson Electric Power Co
4.85%, 12/01/2048 25 20
Vistra Corp
7.00%, 12/15/2026
(d),(f),(h)
45 41
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(d)
115 99
WEC Energy Group Inc
4.75%, 01/09/2026 100 98
5.00%, 09/27/2025 100 98
5.15%, 10/01/2027 134 132
5.60%, 09/12/2026 130 130
Xcel Energy Inc
4.60%, 06/01/2032 269 244
$ 7,669
Electrical Components & Equipment - 0 .11%
WESCO Distribution Inc
7.13%, 06/15/2025
(d)
75 75
7.25%, 06/15/2028
(d)
128 129
$ 204
Electronics - 0 .06%
Sensata Technologies BV
5.00%, 10/01/2025
(d)
60 58
Sensata Technologies Inc
3.75%, 02/15/2031
(d)
51 42
4.38%, 02/15/2030
(d)
6 5
$ 105
Engineering & Construction - 0 .21%
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(d)
265 219
Sitios Latinoamerica SAB de CV
5.38%, 04/04/2032
(d)
200 172
$ 391
Entertainment - 0 .56%
Boyne USA Inc
4.75%, 05/15/2029
(d)
105 92
Caesars Entertainment Inc
6.25%, 07/01/2025
(d)
105 103
CCM Merger Inc
6.38%, 05/01/2026
(d)
85 81
CDI Escrow Issuer Inc
5.75%, 04/01/2030
(d)
165 149
Cinemark USA Inc
5.25%, 07/15/2028
(d)
115 102
8.75%, 05/01/2025
(d)
33 33
Warnermedia Holdings Inc
3.76%, 03/15/2027 350 323
5.05%, 03/15/2042 160 124
5.14%, 03/15/2052 60 45
$ 1,052
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control - 0 .29%
Madison IAQ LLC
4.13%, 06/30/2028
(d)
$ 130 $ 112
Waste Connections Inc
2.20%, 01/15/2032 175 135
4.20%, 01/15/2033 130 116
Waste Management Inc
4.63%, 02/15/2030 200 191
$ 554
Food - 1 .68%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.50%, 03/15/2029
(d)
90 77
4.63%, 01/15/2027
(d)
100 94
B&G Foods Inc
5.25%, 04/01/2025 40 39
Cencosud SA
4.38%, 07/17/2027
(d)
200 184
JBS USA LUX SA / JBS USA Food Co / JBS USA
Finance Inc
3.63%, 01/15/2032 200 159
4.38%, 02/02/2052 526 350
5.13%, 02/01/2028 325 309
Kraft Heinz Foods Co
3.75%, 04/01/2030 57 51
4.88%, 10/01/2049 285 238
Mars Inc
4.55%, 04/20/2028
(d)
175 170
4.75%, 04/20/2033
(d)
275 260
Nestle Holdings Inc
4.13%, 10/01/2027
(d)
250 241
Pilgrim's Pride Corp
3.50%, 03/01/2032 60 46
4.25%, 04/15/2031 805 672
Post Holdings Inc
4.50%, 09/15/2031
(d)
110 92
Sysco Corp
3.15%, 12/14/2051 20 12
3.30%, 07/15/2026 167 157
$ 3,151
Gas - 0 .22%
NiSource Inc
0.95%, 08/15/2025 400 365
5.25%, 03/30/2028 55 54
$ 419
Healthcare - Products - 0 .16%
Abbott Laboratories
1.40%, 06/30/2030 75 59
Boston Scientific Corp
3.45%, 03/01/2024 127 126
4.55%, 03/01/2039 128 110
$ 295
Healthcare - Services - 0 .88%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(d)
90 81
Centene Corp
2.63%, 08/01/2031 805 616
4.25%, 12/15/2027 165 152
CHS/Community Health Systems Inc
8.00%, 03/15/2026
(d)
50 48
HCA Inc
3.13%, 03/15/2027 350 318
3.50%, 07/15/2051 195 122
Tenet Healthcare Corp
6.13%, 06/15/2030 95 89
6.75%, 05/15/2031
(d)
30 29

Schedule of Investments
Core Plus Bond Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc
4.75%, 05/15/2052 $ 235 $ 200
$ 1,655
Home Builders - 0 .17%
Adams Homes Inc
9.25%, 10/15/2028
(d),(g)
60 60
Beazer Homes USA Inc
6.75%, 03/15/2025 40 40
Forestar Group Inc
3.85%, 05/15/2026
(d)
35 31
5.00%, 03/01/2028
(d)
100 90
Lennar Corp
4.75%, 05/30/2025 100 98
$ 319
Home Equity Asset Backed Securities - 0 .03%
Saxon Asset Securities Trust 2004-1
2.02%, 03/25/2035 93 49
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.81%
Insurance - 0 .95%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(d)
110 92
7.00%, 11/15/2025
(d)
80 78
American International Group Inc
3.90%, 04/01/2026 34 32
Arch Capital Finance LLC
4.01%, 12/15/2026 125 118
Arch Capital Group Ltd
3.64%, 06/30/2050 275 185
Arthur J Gallagher & Co
3.50%, 05/20/2051 275 178
5.50%, 03/02/2033 45 43
Chubb INA Holdings Inc
3.35%, 05/03/2026 164 156
Corebridge Financial Inc
4.40%, 04/05/2052 195 143
Markel Group Inc
3.35%, 09/17/2029 265 233
4.30%, 11/01/2047 95 70
MassMutual Global Funding II
4.15%, 08/26/2025
(d)
380 370
MetLife Inc
5.00%, 07/15/2052 110 95
$ 1,793
Internet - 0 .44%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 200 156
Amazon.com Inc
3.10%, 05/12/2051 220 145
Baidu Inc
1.72%, 04/09/2026 200 180
Meta Platforms Inc
4.45%, 08/15/2052 125 99
Netflix Inc
4.88%, 04/15/2028 45 44
5.88%, 11/15/2028 35 35
Prosus NV
4.19%, 01/19/2032
(d)
200 160
$ 819
Investment Companies - 0 .20%
Blackstone Private Credit Fund
4.70%, 03/24/2025
(e)
215 209
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(d)
110 96
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Investment Companies (continued)
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 $ 30 $ 24
4.75%, 09/15/2024 55 53
$ 382
Iron & Steel - 0 .13%
Nucor Corp
3.85%, 04/01/2052 70 50
Vale Overseas Ltd
6.13%, 06/12/2033 200 193
$ 243
Leisure Products & Services - 0 .16%
Carnival Holdings Bermuda Ltd
10.38%, 05/01/2028
(d)
25 27
Life Time Inc
5.75%, 01/15/2026
(d)
150 145
NCL Corp Ltd
5.88%, 02/15/2027
(d)
40 38
NCL Finance Ltd
6.13%, 03/15/2028
(d)
70 62
Royal Caribbean Cruises Ltd
5.38%, 07/15/2027
(d)
40 37
$ 309
Lodging - 0 .67%
Marriott International Inc/MD
2.75%, 10/15/2033 425 321
3.60%, 04/15/2024 300 296
5.00%, 10/15/2027 100 97
Sands China Ltd
4.30%, 01/08/2026 200 187
5.38%, 08/08/2025 200 194
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(d)
175 163
$ 1,258
Machinery - Diversified - 0 .28%
Ingersoll Rand Inc
5.40%, 08/14/2028 300 295
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(d)
100 97
Westinghouse Air Brake Technologies Corp
3.20%, 06/15/2025 150 143
$ 535
Media - 0 .80%
AMC Networks Inc
4.75%, 08/01/2025 139 128
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(d)
145 119
4.75%, 03/01/2030
(d)
46 39
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 375 237
Comcast Corp
5.50%, 11/15/2032 400 395
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(d)
11 10
DISH DBS Corp
5.25%, 12/01/2026
(d)
16 14
7.38%, 07/01/2028 56 35
DISH Network Corp
11.75%, 11/15/2027
(d)
111 112
Paramount Global
4.75%, 05/15/2025 46 45
Sirius XM Radio Inc
4.00%, 07/15/2028
(d)
129 110

Schedule of Investments
Core Plus Bond Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
UPC Holding BV
5.50%, 01/15/2028
(d)
$ 300 $ 266
$ 1,510
Mining - 0 .23%
Glencore Funding LLC
6.13%, 10/06/2028
(d),(g)
200 200
Hudbay Minerals Inc
4.50%, 04/01/2026
(d)
70 65
6.13%, 04/01/2029
(d)
30 28
IAMGOLD Corp
5.75%, 10/15/2028
(d)
57 45
New Gold Inc
7.50%, 07/15/2027
(d)
45 42
Novelis Corp
4.75%, 01/30/2030
(d)
16 14
Taseko Mines Ltd
7.00%, 02/15/2026
(d)
40 37
$ 431
Miscellaneous Manufacturers - 0 .06%
Parker-Hannifin Corp
4.25%, 09/15/2027 115 110
Mortgage Backed Securities - 1 .70%
Fannie Mae REMIC Trust 2005-W2
5.41%, 05/25/2035 2 2
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.31%
Fannie Mae REMICS
0.57%, 10/25/2040
(i)
2,676 198
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.62%, 08/25/2049
(i)
2,341 201
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.67%, 02/25/2043
(i)
122 10
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
0.67%, 08/25/2043
(i)
429 38
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
0.67%, 09/25/2046
(i)
128 9
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
0.72%, 12/25/2042
(i)
1,648 154
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
0.72%, 01/25/2048
(i)
578 60
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
3.00%, 04/25/2027
(i)
50 2
3.00%, 09/25/2050
(i)
889 134
3.50%, 11/25/2027
(i)
33 1
3.50%, 07/25/2028
(i)
62 2
Freddie Mac REMICS
0.62%, 10/15/2046
(i)
1,022 76
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.72%, 06/25/2050
(i)
866 81
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
3.00%, 05/15/2027
(i)
33 1
3.00%, 10/15/2027
(i)
23 1
5.88%, 05/15/2049 906 874
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae
0.06%, 05/20/2042
(i)
$ 498 $ 32
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.39%
0.60%, 12/16/2043
(i)
923 67
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
0.66%, 11/20/2041
(i)
142 12
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
0.66%, 06/20/2046
(i)
303 27
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
0.70%, 12/20/2043
(i)
153 12
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.03%
0.76%, 10/20/2045
(i)
352 34
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.76%, 08/20/2047
(i)
867 75
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.76%, 11/20/2047
(i)
250 24
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.81%, 06/20/2045
(i)
453 44
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%
0.86%, 08/20/2050
(i)
920 98
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.86%, 09/20/2050
(i)
969 102
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.86%, 11/20/2050
(i)
630 68
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.86%, 08/20/2051
(i)
607 62
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.11%, 04/20/2041
(i)
544 51
(1.10) x CME Term Secured Overnight
Financing Rate 1 Month + 6.97%
1.21%, 02/20/2042
(i)
90 10
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.54%
2.50%, 12/20/2050
(i)
1,014 153
3.00%, 07/20/2050
(i)
252 36
3.00%, 11/20/2050
(i)
532 79
3.00%, 11/20/2050
(i)
868 126
3.00%, 11/20/2050
(i)
1,072 174
3.50%, 10/20/2049
(i)
385 62
$ 3,192
Oil & Gas - 1 .04%
Aethon United BR LP / Aethon United Finance Corp
8.25%, 02/15/2026
(d)
245 243
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(d)
90 88
Comstock Resources Inc
5.88%, 01/15/2030
(d)
140 121
CrownRock LP / CrownRock Finance Inc
5.63%, 10/15/2025
(d)
85 84
Earthstone Energy Holdings LLC
8.00%, 04/15/2027
(d)
40 41
Ecopetrol SA
8.88%, 01/13/2033 245 239

Schedule of Investments
Core Plus Bond Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
MEG Energy Corp
7.13%, 02/01/2027
(d)
$ 90 $ 91
Occidental Petroleum Corp
5.55%, 03/15/2026 330 326
5.88%, 09/01/2025 425 423
Petrobras Global Finance BV
5.50%, 06/10/2051 110 84
Petroleos Mexicanos
6.70%, 02/16/2032 217 161
Southwestern Energy Co
4.75%, 02/01/2032 75 64
$ 1,965
Oil & Gas Services - 0 .08%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(d)
155 144
Other Asset Backed Securities - 0 .19%
HPEFS Equipment Trust 2022-2
3.15%, 09/20/2029
(d)
353 350
Verizon Owner Trust 2020-B
0.47%, 02/20/2025 3 3
$ 353
Packaging & Containers - 0 .26%
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(d)
200 184
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(d)
70 65
8.75%, 04/15/2030
(d)
50 43
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 77 78
Graphic Packaging International LLC
4.13%, 08/15/2024 40 39
LABL Inc
6.75%, 07/15/2026
(d)
40 39
Mauser Packaging Solutions Holding Co
7.88%, 08/15/2026
(d)
40 39
$ 487
Pharmaceuticals - 1 .22%
AbbVie Inc
2.60%, 11/21/2024 65 63
4.05%, 11/21/2039 350 286
AdaptHealth LLC
5.13%, 03/01/2030
(d),(e)
120 93
Bausch Health Cos Inc
5.50%, 11/01/2025
(d)
45 40
Becton Dickinson & Co
4.69%, 02/13/2028 435 422
BellRing Brands Inc
7.00%, 03/15/2030
(d)
90 89
Bristol-Myers Squibb Co
4.13%, 06/15/2039 120 100
Cigna Group/The
4.90%, 12/15/2048 35 29
CVS Health Corp
4.30%, 03/25/2028 31 29
4.88%, 07/20/2035 190 170
5.13%, 02/21/2030 200 192
Eli Lilly & Co
4.70%, 02/27/2033 130 125
Jazz Securities DAC
4.38%, 01/15/2029
(d)
95 83
Pfizer Investment Enterprises Pte Ltd
5.11%, 05/19/2043 150 138
Zoetis Inc
3.00%, 09/12/2027 160 147
4.45%, 08/20/2048 345 280
$ 2,286
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 2 .21%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(d)
$ 105 $ 96
5.75%, 03/01/2027
(d)
90 86
CNX Midstream Partners LP
4.75%, 04/15/2030
(d)
115 96
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(d)
370 368
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(d)
123 118
Energy Transfer LP
3.75%, 05/15/2030 505 440
4.50%, 04/15/2024 165 163
5.15%, 03/15/2045 300 242
5.55%, 02/15/2028 352 346
Enterprise Products Operating LLC
3.13%, 07/31/2029 150 132
4.20%, 01/31/2050 180 139
EQM Midstream Partners LP
6.00%, 07/01/2025
(d)
27 26
7.50%, 06/01/2027
(d)
50 50
Hess Midstream Operations LP
4.25%, 02/15/2030
(d)
140 118
5.63%, 02/15/2026
(d)
110 106
Kinder Morgan Inc
1.75%, 11/15/2026 440 391
Kinetik Holdings LP
5.88%, 06/15/2030
(d)
80 75
NuStar Logistics LP
5.75%, 10/01/2025 50 49
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 175 170
5.75%, 05/15/2024 100 100
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033
(d)
125 97
Venture Global LNG Inc
8.38%, 06/01/2031
(d)
40 39
Williams Cos Inc/The
4.55%, 06/24/2024 550 544
5.40%, 03/02/2026 165 164
$ 4,155
REITs - 0 .95%
American Tower Corp
1.30%, 09/15/2025 185 169
5.50%, 03/15/2028 115 113
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(d)
120 106
3.75%, 09/15/2030
(d)
90 69
Invitation Homes Operating Partnership LP
2.30%, 11/15/2028 375 314
Kimco Realty OP LLC
3.20%, 04/01/2032 140 113
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(d)
113 91
Mid-America Apartments LP
2.88%, 09/15/2051 229 132
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
7.50%, 06/01/2025
(d)
50 50
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(d)
50 48
4.13%, 08/15/2030
(d)
555 472

Schedule of Investments
Core Plus Bond Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
XHR LP
4.88%, 06/01/2029
(d)
$ 80 $ 68
6.38%, 08/15/2025
(d)
50 49
$ 1,794
Retail - 0 .34%
Abercrombie & Fitch Management Co
8.75%, 07/15/2025
(d)
45 46
Bath & Body Works Inc
5.25%, 02/01/2028 115 106
6.63%, 10/01/2030
(d)
64 60
9.38%, 07/01/2025
(d)
16 16
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(d)
105 89
LSF9 Atlantis Holdings LLC / Victra Finance Corp
7.75%, 02/15/2026
(d)
100 91
Patrick Industries Inc
4.75%, 05/01/2029
(d)
60 50
7.50%, 10/15/2027
(d)
105 101
Walmart Inc
4.50%, 04/15/2053 100 86
$ 645
Semiconductors - 0 .58%
Broadcom Inc
3.14%, 11/15/2035
(d)
34 25
3.42%, 04/15/2033
(d)
732 585
NXP BV / NXP Funding LLC
5.35%, 03/01/2026 300 295
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 60 57
3.15%, 05/01/2027 60 55
Skyworks Solutions Inc
1.80%, 06/01/2026 85 76
$ 1,093
Software - 1 .80%
Fidelity National Information Services Inc
4.50%, 07/15/2025 400 390
Fiserv Inc
3.20%, 07/01/2026 200 187
4.40%, 07/01/2049 190 145
Intuit Inc
5.50%, 09/15/2053 100 96
Microsoft Corp
2.53%, 06/01/2050 250 152
Open Text Corp
3.88%, 02/15/2028
(d)
50 44
3.88%, 12/01/2029
(d)
80 66
Oracle Corp
2.50%, 04/01/2025 255 243
2.80%, 04/01/2027 240 218
2.95%, 05/15/2025 100 96
3.95%, 03/25/2051 105 72
6.15%, 11/09/2029 115 117
Salesforce Inc
3.70%, 04/11/2028 230 217
Take-Two Interactive Software Inc
3.55%, 04/14/2025 340 328
4.00%, 04/14/2032 145 126
4.95%, 03/28/2028 50 48
VMware Inc
1.40%, 08/15/2026 535 472
1.80%, 08/15/2028 440 365
$ 3,382
Sovereign - 1 .27%
Bahrain Government International Bond
7.75%, 04/18/2035
(d)
200 200
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Brazilian Government International Bond
3.88%, 06/12/2030
(e)
$ 205 $ 178
Chile Government International Bond
4.95%, 01/05/2036 325 298
Dominican Republic International Bond
4.88%, 09/23/2032
(d)
200 162
Egypt Government International Bond
7.63%, 05/29/2032 200 115
Mexico Government International Bond
4.75%, 03/08/2044 160 123
6.35%, 02/09/2035 200 196
Morocco Government International Bond
5.95%, 03/08/2028
(d)
300 295
Republic of Poland Government International Bond
5.50%, 04/04/2053 60 54
Romanian Government International Bond
3.63%, 03/27/2032 90 73
Saudi Government International Bond
4.50%, 10/26/2046 250 197
Turkey Government International Bond
9.38%, 01/19/2033 375 381
UAE International Government Bond
3.25%, 10/19/2061
(d)
200 126
$ 2,398
Telecommunications - 1 .60%
AT&T Inc
1.65%, 02/01/2028 285 241
2.30%, 06/01/2027 155 137
2.55%, 12/01/2033 199 146
3.50%, 09/15/2053 749 463
CT Trust
5.13%, 02/03/2032
(d)
200 156
Level 3 Financing Inc
10.50%, 05/15/2030
(d)
70 70
T-Mobile USA Inc
2.40%, 03/15/2029 340 286
2.55%, 02/15/2031 60 48
2.63%, 04/15/2026 200 185
3.50%, 04/15/2025 315 304
3.50%, 04/15/2031 560 473
6.00%, 06/15/2054 90 86
Verizon Communications Inc
2.55%, 03/21/2031 276 220
2.88%, 11/20/2050 190 110
Viavi Solutions Inc
3.75%, 10/01/2029
(d)
110 89
$ 3,014
Transportation - 0 .32%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053 60 50
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(l),(m)
121 —
Forward Air Corp
9.50%, 10/15/2031
(g)
5 5
Norfolk Southern Corp
5.35%, 08/01/2054 130 119
Union Pacific Corp
3.50%, 02/14/2053 280 194
United Parcel Service Inc
4.88%, 03/03/2033 175 168
XPO Escrow Sub LLC
7.50%, 11/15/2027
(d)
60 61
$ 597

Schedule of Investments
Core Plus Bond Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Trucking & Leasing - 0 .13%
Penske Truck Leasing Co Lp / PTL Finance Corp
5.75%, 05/24/2026
(d)
$ 200 $ 197
6.20%, 06/15/2030
(d)
45 44
$ 241
Water - 0 .05%
Essential Utilities Inc
2.70%, 04/15/2030 115 95
TOTAL BONDS $ 111,390
SENIOR FLOATING RATE INTERESTS
- 0 .76%
Principal
Amount (000's) Value (000's)
Airlines - 0 .08%
AAdvantage Loyalty IP Ltd
10.34%, 04/20/2028
(n)
$ 100 $ 103
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
United Airlines Inc
9.29%, 04/21/2028
(n)
57 56
3 Month USD LIBOR + 3.75%
$ 159
Automobile Parts & Equipment - 0 .01%
Tenneco Inc
10.48%, 11/17/2028
(n)
20 17
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Commercial Services - 0 .08%
Garda World Security Corp
9.75%, 10/30/2026
(n)
90 90
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
GTCR W Merger Sub LLC
0.00%, 09/20/2030
(n),(o)
65 65
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 155
Computers - 0 .05%
Virtusa Corp
9.34%, 02/11/2028
(n)
94 93
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Diversified Financial Services - 0 .09%
Russell Investments US Institutional Holdco Inc
8.92%, 05/30/2025
(n)
187 177
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Entertainment - 0 .03%
Lions Gate Capital Holdings LLC
7.12%, 03/24/2025
(n)
47 47
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Environmental Control - 0 .01%
Madison IAQ LLC
8.58%, 06/21/2028
(n)
28 27
3 Month USD LIBOR + 3.25%
Healthcare - Products - 0 .11%
Medline Borrower LP
8.68%, 09/30/2028
(n)
204 203
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Lodging - 0 .03%
Fertitta Entertainment LLC/NV
9.32%, 01/13/2029
(n)
60 60
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media - 0 .08%
CSC Holdings LLC
7.95%, 04/15/2027
(n)
$ 48 $ 44
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Directv Financing LLC
10.43%, 08/02/2027
(n)
102 99
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
$ 143
Mining - 0 .05%
Arsenal AIC Parent LLC
9.88%, 07/26/2030
(n)
100 100
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Packaging & Containers - 0 .02%
Valcour Packaging LLC
9.40%, 09/30/2028
(n)
44 35
1 Month USD LIBOR + 3.75%
Pharmaceuticals - 0 .05%
Jazz Financing Lux Sarl
8.93%, 05/05/2028
(n)
84 84
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Retail - 0 .07%
IRB Holding Corp
7.86%, 12/15/2027
(n)
134 134
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
TOTAL SENIOR FLOATING RATE INTERESTS $ 1,434
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 44 .84%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .41%
3.00%, 10/01/2042 $ 24 $ 20
3.00%, 11/01/2042 140 120
3.00%, 11/01/2042 25 21
3.00%, 03/01/2043 689 590
3.00%, 12/01/2046 50 43
3.50%, 10/01/2041 13 12
3.50%, 04/01/2042 47 41
3.50%, 04/01/2042 17 16
3.50%, 10/01/2045 357 314
3.50%, 03/01/2048 52 46
4.00%, 02/01/2045 6 5
4.00%, 02/01/2046 115 105
4.00%, 02/01/2046 30 27
4.00%, 06/01/2046 21 19
4.00%, 04/01/2047 109 99
4.00%, 11/01/2047 149 134
4.50%, 07/01/2024 1 1
4.50%, 10/01/2041 14 13
4.50%, 12/01/2043 317 297
4.50%, 03/01/2046 141 132
5.00%, 06/01/2031 32 31
5.00%, 10/01/2035 12 11
5.00%, 06/01/2041 469 458
6.00%, 06/01/2032 10 10
6.00%, 10/01/2032 5 5
6.00%, 01/01/2038 24 25
6.50%, 03/01/2029 1 1
6.50%, 05/01/2029 2 2
6.50%, 04/01/2031 1 1
6.50%, 02/01/2032 2 2
6.50%, 05/01/2032 2 2
6.50%, 04/01/2035 4 4
7.00%, 12/01/2029 5 5
7.00%, 06/01/2030 2 2
7.00%, 01/01/2031 1 1
7.00%, 12/01/2031 11 11

Schedule of Investments
Core Plus Bond Account
September 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
7.50%, 03/01/2031 $ 4 $ 4
8.00%, 09/01/2030 23 24
$ 2,654
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 21 .80%
2.00%, 12/01/2035 409 353
2.00%, 03/01/2036 579 500
2.00%, 07/01/2050 1,302 997
2.00%, 01/01/2051 1,057 828
2.00%, 02/01/2051 3,609 2,799
2.00%, 03/01/2051 1,326 1,036
2.00%, 03/01/2051 1,188 918
2.00%, 11/01/2051 1,135 874
2.00%, 12/01/2051 504 393
2.00%, 12/01/2051 1,767 1,353
2.00%, 05/01/2052 553 428
2.50%, 06/01/2035 909 804
2.50%, 08/01/2035 1,016 905
2.50%, 11/01/2050 345 277
2.50%, 02/01/2051 1,443 1,170
2.50%, 07/01/2051 1,059 849
2.50%, 09/01/2051 421 338
2.50%, 09/01/2051 709 568
2.50%, 11/01/2051 624 502
2.50%, 01/01/2052 669 541
2.50%, 02/01/2052 537 430
2.50%, 02/01/2052 1,517 1,206
2.50%, 04/01/2052 544 436
2.50%, 04/01/2052 1,501 1,199
3.00%, 03/01/2034 103 92
3.00%, 03/01/2042 34 29
3.00%, 03/01/2042 31 27
3.00%, 05/01/2042 19 16
3.00%, 06/01/2042 31 27
3.00%, 06/01/2042 15 13
3.00%, 05/01/2043 86 73
3.00%, 07/01/2050 472 396
3.00%, 11/01/2050 404 340
3.00%, 04/01/2052 1,279 1,070
3.00%, 06/01/2052 402 333
3.00%, 08/01/2052 2,053 1,711
3.50%, 04/01/2030 112 106
3.50%, 05/01/2034 534 502
3.50%, 08/01/2034 113 104
3.50%, 12/01/2040 26 23
3.50%, 01/01/2041 12 11
3.50%, 12/01/2041 7 6
3.50%, 03/01/2042 14 12
3.50%, 04/01/2042 29 26
3.50%, 11/01/2042 392 348
3.50%, 07/01/2043 415 368
3.50%, 01/01/2044 121 107
3.50%, 11/01/2044 572 506
3.50%, 06/01/2045 42 37
3.50%, 05/01/2046 11 10
3.50%, 10/01/2047 734 648
3.50%, 11/01/2047 297 261
3.50%, 03/01/2048 427 375
3.50%, 08/01/2050 1,318 1,158
3.50%, 06/01/2051 208 181
4.00%, 03/01/2034 164 152
4.00%, 09/01/2040 33 30
4.00%, 05/01/2041 72 66
4.00%, 10/01/2041 22 20
4.00%, 10/01/2041 9 9
4.00%, 11/01/2041 16 14
4.00%, 04/01/2042 12 11
4.00%, 11/01/2043 43 39
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 02/01/2044 $ 49 $ 45
4.00%, 06/01/2044 98 90
4.00%, 09/01/2044 8 7
4.00%, 09/01/2045 43 39
4.00%, 12/01/2045 194 177
4.00%, 01/01/2047 16 15
4.00%, 11/01/2047 639 580
4.00%, 05/01/2048 27 25
4.00%, 10/01/2048 131 119
4.00%, 01/01/2049 62 56
4.00%, 03/01/2053 1,555 1,389
4.00%, 05/01/2053 389 348
4.50%, 07/01/2025 4 4
4.50%, 08/01/2040 17 16
4.50%, 11/01/2040 326 308
4.50%, 08/01/2041 12 11
4.50%, 09/01/2041 128 121
4.50%, 05/01/2044 14 13
4.50%, 12/01/2044 20 19
4.50%, 06/01/2046 10 10
4.50%, 05/01/2047 8 8
4.50%, 05/01/2047 17 16
4.50%, 05/01/2049 75 70
4.50%, 09/01/2052 277 257
4.50%, 05/01/2053 592 545
4.50%, 07/01/2053 894 826
5.00%, 10/01/2041 66 64
5.00%, 06/01/2048 142 137
5.00%, 06/01/2053 858 812
5.00%, 10/01/2053
(p)
700 660
5.50%, 07/01/2033 79 79
5.50%, 04/01/2035 10 9
5.50%, 08/01/2036 227 226
5.50%, 02/01/2037 1 1
5.50%, 05/01/2040 8 7
5.50%, 10/01/2053
(p)
2,600 2,512
6.00%, 05/01/2031 1 1
6.00%, 07/01/2035 63 64
6.00%, 02/01/2037 19 19
6.00%, 02/01/2038 22 22
6.00%, 01/01/2053 1,425 1,429
6.00%, 10/01/2053
(p)
800 789
6.50%, 03/01/2032 1 1
6.50%, 07/01/2037 4 4
6.50%, 07/01/2037 16 16
6.50%, 02/01/2038 20 20
6.50%, 09/01/2038 57 60
$ 41,007
Government National Mortgage Association (GNMA) - 10 .47%
2.00%, 07/20/2051 2,426 1,922
2.50%, 06/20/2050 694 571
2.50%, 04/20/2051 531 435
2.50%, 05/20/2051 957 784
2.50%, 09/20/2051 598 489
3.00%, 02/15/2043 146 127
3.00%, 07/20/2044 169 146
3.00%, 01/20/2046 107 92
3.00%, 07/20/2046 161 139
3.00%, 12/20/2046 465 401
3.00%, 02/20/2050 414 352
3.00%, 09/20/2051 1,400 1,190
3.50%, 04/20/2046 98 88
3.50%, 10/20/2046 107 96
3.50%, 07/20/2047 445 395
3.50%, 04/20/2052 1,519 1,331
4.00%, 02/15/2042 53 49
4.00%, 06/20/2046 15 13

Schedule of Investments
Core Plus Bond Account
September 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 01/20/2048 $ 635 $ 581
4.00%, 04/20/2052 595 536
4.50%, 09/15/2039 296 283
4.50%, 11/15/2040 45 43
4.50%, 06/20/2048 3 3
4.50%, 09/20/2052 955 883
5.00%, 02/15/2034 90 87
5.00%, 10/15/2034 32 31
5.00%, 10/20/2039 15 15
5.00%, 02/15/2042 38 37
5.00%, 10/20/2053
(p)
1,750 1,658
5.50%, 12/20/2033 44 44
5.50%, 05/20/2035 5 5
5.50%, 12/20/2048 98 96
5.50%, 10/20/2053
(p)
1,800 1,747
6.00%, 01/20/2029 7 7
6.00%, 07/20/2029 1 1
6.00%, 12/15/2033 7 7
6.00%, 12/20/2036 28 28
6.00%, 10/20/2053
(p)
2,700 2,675
6.50%, 03/20/2028 1 1
6.50%, 05/20/2029 1 1
6.50%, 12/15/2032 172 174
6.50%, 10/20/2053
(p)
2,125 2,137
8.00%, 12/15/2030 3 3
$ 19,703
U.S. Treasury - 10 .06%
0.75%, 12/31/2023 155 153
1.38%, 11/15/2031 3,500 2,743
1.63%, 08/15/2029 1,100 933
1.75%, 08/15/2041 680 424
1.88%, 11/15/2051 375 209
2.00%, 08/15/2051
(q)
2,900 1,673
2.25%, 11/15/2027 2,000 1,819
2.25%, 02/15/2052 3,000 1,841
2.63%, 12/31/2023 170 169
2.88%, 08/15/2028 1,750 1,616
3.00%, 05/15/2045 1,140 847
3.00%, 11/15/2045
(r)
2,750 2,034
3.13%, 05/15/2048 3,210 2,404
4.00%, 11/15/2052 675 598
4.75%, 02/15/2037 1,435 1,460
$ 18,923
U.S. Treasury Bill - 1 .10%
4.35%, 11/30/2023
(s)
2,085 2,066
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 84,353
Total Investments $ 204,841
Other Assets and Liabilities -  (8.88)% (16,712)
TOTAL NET ASSETS - 100.00% $ 188,129
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,440 or
0.77% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $24,115 or 12.82% of net assets.
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,394 or 0.74% of net assets.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Security purchased on a when-issued basis.
(h) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(i) Security is an Interest Only Strip.
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(l) Non-income producing security
(m) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after September 30, 2023, at which time the interest rate will be determined.
(p) Security was purchased in a "to-be-announced" ("TBA") transaction.
(q) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $577 or 0.31% of net assets.
(r) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$526 or 0.28% of net assets.
(s) Rate shown is the discount rate of the original purchase.
Portfolio Summary
Sector Percent
Mortgage Securities 38 .17%
Financial 13 .94%
Government 12 .43%
Asset Backed Securities 11 .55%
Consumer, Non-cyclical 6 .30%
Industrial 4 .39%
Utilities 4 .35%
Money Market Funds 4 .07%
Energy 3 .33%
Consumer, Cyclical 3 .08%
Technology 2 .95%
Communications 2 .92%
Basic Materials 1 .40%
Other Assets and Liabilities
( 8 .88 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Plus Bond Account
September 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales September 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.26% $ 2,395 $ 96,455 $ 92,626 $ 6,224
$ 2,395 $ 96,455 $ 92,626 $ 6,224
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.26% $ 184 $ — $ — $ —
$ 184 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; December 2023 Long 24 $ 2,594 $ (49)
US 5 Year Note; December 2023 Long 156 16,436 (75)
US Long Bond; December 2023 Long 55 6,258 (350)
Total $ (474)
Amounts in thousands except contracts.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
September 30,
2023
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.HY.41 N/A (5.00)% Quarterly 12/20/2028 $ 4,700 $ (39) $ (5) $ (44)
Total $ (39) $ (5) $ (44)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Diversified Balanced Account
September 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15 .05%
International Equity Index Fund
(a)
4,733,947 $ 49,281
MidCap S&P 400 Index Fund
(a)
1,400,938 28,691
SmallCap S&P 600 Index Fund
(a)
1,223,472 28,739
$ 106,711
Principal Variable Contracts Funds, Inc.  Class 1 - 84 .97%
Bond Market Index Account
(a)
40,160,603 353,815
LargeCap S&P 500 Index Account
(a)
12,759,250 248,422
$ 602,237
TOTAL INVESTMENT COMPANIES $ 708,948
Total Investments $ 708,948
Other Assets and Liabilities -  (0.02)% (176)
TOTAL NET ASSETS - 100.00% $ 708,772
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 49 .92%
Domestic Equity Funds 43 .15%
International Equity Funds 6 .95%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales September 30, 2023
Value Cost Proceeds Value
Bond Market Index Account $ 369,391 $ 51,766 $ 54,443 $ 353,815
International Equity Index Fund 52,548 4,668 11,620 49,281
LargeCap S&P 500 Index Account 262,622 20,656 53,848 248,422
MidCap S&P 400 Index Fund 31,886 4,126 9,001 28,691
SmallCap S&P 600 Index Fund 32,665 4,582 9,242 28,739
$ 749,112 $ 85,798 $ 138,154 $ 708,948
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 8,818 $ (1,030) $ — $ (11,869)
International Equity Index Fund — 388 — 3,297
LargeCap S&P 500 Index Account 3,584 9,738 10,526 9,254
MidCap S&P 400 Index Fund — 681 — 999
SmallCap S&P 600 Index Fund — 498 — 236
$ 12,402 $ 10,275 $ 10,526 $ 1,917
Amounts in thousands.

Schedule of Investments
Diversified Balanced Managed Volatility Account
September 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15 .05%
International Equity Index Fund
(a)
873,537 $ 9,094
MidCap S&P 400 Index Fund
(a)
258,517 5,294
SmallCap S&P 600 Index Fund
(a)
225,769 5,303
$ 19,691
Principal Variable Contracts Funds, Inc.  Class 1 - 84 .98%
Bond Market Index Account
(a)
7,410,731 65,289
LargeCap S&P 500 Managed Volatility Index
Account
(a)
3,177,620 45,885
$ 111,174
TOTAL INVESTMENT COMPANIES $ 130,865
Total Investments $ 130,865
Other Assets and Liabilities -  (0.03)% (35)
TOTAL NET ASSETS - 100.00% $ 130,830
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 49 .91%
Domestic Equity Funds 43 .17%
International Equity Funds 6 .95%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales September 30, 2023
Value Cost Proceeds Value
Bond Market Index Account $ 69,757 $ 10,371 $ 12,489 $ 65,289
International Equity Index Fund 9,923 1,076 2,609 9,094
LargeCap S&P 500 Managed Volatility Index Account 49,566 5,113 11,147 45,885
MidCap S&P 400 Index Fund 6,021 895 1,945 5,294
SmallCap S&P 600 Index Fund 6,168 971 1,982 5,303
$ 141,435 $ 18,426 $ 30,172 $ 130,865
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 1,633 $ (315) $ — $ (2,035)
International Equity Index Fund — 42 — 662
LargeCap S&P 500 Managed Volatility Index Account 598 1,396 2,798 957
MidCap S&P 400 Index Fund — 118 — 205
SmallCap S&P 600 Index Fund — 95 — 51
$ 2,231 $ 1,336 $ 2,798 $ (160)
Amounts in thousands.

Schedule of Investments
Diversified Balanced Volatility Control Account
September 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .99 % Shares Held Value (000's)
Exchange-Traded Funds - 19 .93%
iShares Core S&P 500 ETF 103,022 $ 44,241
Money Market Funds - 0 .04%
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(b)
98,032 98
Principal Funds, Inc. Class R-6 - 15 .06%
International Equity Index Fund
(a)
1,483,748 15,446
MidCap S&P 400 Index Fund
(a)
439,035 8,991
SmallCap S&P 600 Index Fund
(a)
383,409 9,006
$ 33,443
Principal Variable Contracts Funds, Inc.  Class 1 - 64 .96%
Bond Market Index Account
(a)
12,587,196 110,893
LargeCap S&P 500 Index Account
(a)
1,713,787 33,368
$ 144,261
TOTAL INVESTMENT COMPANIES $ 222,043
Total Investments $ 222,043
Other Assets and Liabilities -  0.01% 32
TOTAL NET ASSETS - 100.00% $ 222,075
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 49 .93%
Domestic Equity Funds 23 .14%
Exchange-Traded Funds 19 .93%
International Equity Funds 6 .95%
Money Market Funds 0 .04%
Other Assets and Liabilities
0 .01%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales September 30, 2023
Value Cost Proceeds Value
Bond Market Index Account $ 102,255 $ 23,235 $ 10,317 $ 110,893
International Equity Index Fund 14,545 2,580 2,652 15,446
LargeCap S&P 500 Index Account 31,155 5,317 5,231 33,368
MidCap S&P 400 Index Fund 8,823 1,894 2,187 8,991
Principal Government Money Market Fund - Class R-6 5.26% 21,849 47,628 69,379 98
SmallCap S&P 600 Index Fund 9,037 2,029 2,243 9,006
$ 187,664 $ 82,683 $ 92,009 $ 177,802
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 2,729 $ (6) $ — $ (4,274)
International Equity Index Fund — 6 — 967
LargeCap S&P 500 Index Account 475 34 1,396 2,093
MidCap S&P 400 Index Fund — 13 — 448
Principal Government Money Market Fund - Class R-6 5.26% 122 — — —
SmallCap S&P 600 Index Fund — 12 — 171
$ 3,326 $ 59 $ 1,396 $ (595)
Amounts in thousands.

Schedule of Investments
Diversified Growth Account
September 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20 .05%
International Equity Index Fund
(a)
27,882,775 $ 290,259
MidCap S&P 400 Index Fund
(a)
7,220,011 147,866
SmallCap S&P 600 Index Fund
(a)
6,305,362 148,113
$ 586,238
Principal Variable Contracts Funds, Inc.  Class 1 - 79 .98%
Bond Market Index Account
(a)
115,906,590 1,021,137
LargeCap S&P 500 Index Account
(a)
67,636,542 1,316,884
$ 2,338,021
TOTAL INVESTMENT COMPANIES $ 2,924,259
Total Investments $ 2,924,259
Other Assets and Liabilities -  (0.03)% (760)
TOTAL NET ASSETS - 100.00% $ 2,923,499
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 55 .17%
Fixed Income Funds 34 .93%
International Equity Funds 9 .93%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales September 30, 2023
Value Cost Proceeds Value
Bond Market Index Account $ 1,047,547 $ 180,985 $ 169,445 $ 1,021,137
International Equity Index Fund 304,134 25,338 60,206 290,259
LargeCap S&P 500 Index Account 1,368,029 93,267 242,455 1,316,884
MidCap S&P 400 Index Fund 161,537 19,088 41,175 147,866
SmallCap S&P 600 Index Fund 165,508 23,333 44,325 148,113
$ 3,046,755 $ 342,011 $ 557,606 $ 2,924,259
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 25,479 $ (1,948) $ — $ (36,002)
International Equity Index Fund — 432 — 20,561
LargeCap S&P 500 Index Account 19,020 30,019 55,863 68,024
MidCap S&P 400 Index Fund — 2,634 — 5,782
SmallCap S&P 600 Index Fund — 2,370 — 1,227
$ 44,499 $ 33,507 $ 55,863 $ 59,592
Amounts in thousands.

Schedule of Investments
Diversified Growth Managed Volatility Account
September 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20 .05%
International Equity Index Fund
(a)
2,664,774 $ 27,740
MidCap S&P 400 Index Fund
(a)
690,019 14,132
SmallCap S&P 600 Index Fund
(a)
602,600 14,155
$ 56,027
Principal Variable Contracts Funds, Inc.  Class 1 - 79 .98%
Bond Market Index Account
(a)
11,077,349 97,592
LargeCap S&P 500 Managed Volatility Index
Account
(a)
8,724,107 125,976
$ 223,568
TOTAL INVESTMENT COMPANIES $ 279,595
Total Investments $ 279,595
Other Assets and Liabilities -  (0.03)% (74)
TOTAL NET ASSETS - 100.00% $ 279,521
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 55 .19%
Fixed Income Funds 34 .91%
International Equity Funds 9 .93%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales September 30, 2023
Value Cost Proceeds Value
Bond Market Index Account $ 100,780 $ 17,537 $ 17,122 $ 97,592
International Equity Index Fund 29,261 2,881 6,437 27,740
LargeCap S&P 500 Managed Volatility Index Account 131,541 12,581 24,224 125,976
MidCap S&P 400 Index Fund 15,544 2,096 4,323 14,132
SmallCap S&P 600 Index Fund 15,926 2,431 4,554 14,155
$ 293,052 $ 37,526 $ 56,660 $ 279,595
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 2,439 $ (301) $ — $ (3,302)
International Equity Index Fund — 74 — 1,961
LargeCap S&P 500 Managed Volatility Index Account 1,642 2,742 7,678 3,336
MidCap S&P 400 Index Fund — 259 — 556
SmallCap S&P 600 Index Fund — 205 — 147
$ 4,081 $ 2,979 $ 7,678 $ 2,698
Amounts in thousands.

Schedule of Investments
Diversified Growth Volatility Control Account
September 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .97 % Shares Held Value (000's)
Exchange-Traded Funds - 19 .93%
iShares Core S&P 500 ETF 604,129 $ 259,431
Money Market Funds - 0 .03%
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(b)
435,210 435
Principal Funds, Inc. Class R-6 - 20 .05%
International Equity Index Fund
(a)
12,417,539 129,267
MidCap S&P 400 Index Fund
(a)
3,215,158 65,846
SmallCap S&P 600 Index Fund
(a)
2,807,817 65,956
$ 261,069
Principal Variable Contracts Funds, Inc.  Class 1 - 59 .96%
Bond Market Index Account
(a)
51,617,544 454,750
LargeCap S&P 500 Index Account
(a)
16,733,619 325,804
$ 780,554
TOTAL INVESTMENT COMPANIES $ 1,301,489
Total Investments $ 1,301,489
Other Assets and Liabilities -  0.03% 409
TOTAL NET ASSETS - 100.00% $ 1,301,898
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 35 .15%
Fixed Income Funds 34 .93%
Exchange-Traded Funds 19 .93%
International Equity Funds 9 .93%
Money Market Funds 0 .03%
Other Assets and Liabilities
0 .03%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales September 30, 2023
Value Cost Proceeds Value
Bond Market Index Account $ 411,838 $ 96,560 $ 35,863 $ 454,750
International Equity Index Fund 119,559 17,503 15,687 129,267
LargeCap S&P 500 Index Account 298,782 39,461 32,633 325,804
MidCap S&P 400 Index Fund 63,475 11,462 12,313 65,846
Principal Government Money Market Fund - Class R-6 5.26% 164,296 298,687 462,548 435
SmallCap S&P 600 Index Fund 65,024 13,179 13,434 65,956
$ 1,122,974 $ 476,852 $ 572,478 $ 1,042,058
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 11,247 $ (91) $ — $ (17,694)
International Equity Index Fund — 14 — 7,878
LargeCap S&P 500 Index Account 4,663 151 13,697 20,043
MidCap S&P 400 Index Fund — 79 — 3,143
Principal Government Money Market Fund - Class R-6 5.26% 947 — — —
SmallCap S&P 600 Index Fund — 75 — 1,112
$ 16,857 $ 228 $ 13,697 $ 14,482
Amounts in thousands.

Schedule of Investments
Diversified Income Account
September 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 10 .06%
International Equity Index Fund
(a)
921,000 $ 9,588
MidCap S&P 400 Index Fund
(a)
357,731 7,326
SmallCap S&P 600 Index Fund
(a)
312,415 7,339
$ 24,253
Principal Variable Contracts Funds, Inc.  Class 1 - 89 .97%
Bond Market Index Account
(a)
17,775,687 156,604
LargeCap S&P 500 Index Account
(a)
3,102,947 60,414
$ 217,018
TOTAL INVESTMENT COMPANIES $ 241,271
Total Investments $ 241,271
Other Assets and Liabilities -  (0.03)% (64)
TOTAL NET ASSETS - 100.00% $ 241,207
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 64 .92%
Domestic Equity Funds 31 .13%
International Equity Funds 3 .98%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales September 30, 2023
Value Cost Proceeds Value
Bond Market Index Account $ 163,738 $ 21,606 $ 23,046 $ 156,604
International Equity Index Fund 10,237 1,214 2,584 9,588
LargeCap S&P 500 Index Account 63,955 7,399 15,517 60,414
MidCap S&P 400 Index Fund 8,149 1,319 2,578 7,326
SmallCap S&P 600 Index Fund 8,346 1,398 2,602 7,339
$ 254,425 $ 32,936 $ 46,327 $ 241,271
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 3,904 $ (247) $ — $ (5,447)
International Equity Index Fund — 52 — 669
LargeCap S&P 500 Index Account 872 1,481 2,560 3,096
MidCap S&P 400 Index Fund — 162 — 274
SmallCap S&P 600 Index Fund — 139 — 58
$ 4,776 $ 1,587 $ 2,560 $ (1,350)
Amounts in thousands.

Schedule of Investments
Diversified International Account
September 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .82 % Shares Held Value (000's)
Money Market Funds - 3 .82%
BlackRock Liquidity FedFund - Institutional Class
5.24%
(a),(b)
3,443,782 $ 3,444
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(c)
5,582,182 5,582
$ 9,026
TOTAL INVESTMENT COMPANIES $ 9,026
COMMON STOCKS - 97 .27 % Shares Held Value (000's)
Aerospace & Defense - 0 .73%
BAE Systems PLC 142,298 $ 1,729
Apparel - 2 .53%
Burberry Group PLC 26,434 613
Hermes International SCA 771 1,405
LVMH Moet Hennessy Louis Vuitton SE 5,247 3,961
$ 5,979
Automobile Manufacturers - 2 .35%
Ferrari NV 4,515 1,331
Kia Corp 16,075 968
Toyota Motor Corp 181,400 3,254
$ 5,553
Automobile Parts & Equipment - 1 .22%
Bridgestone Corp 31,200 1,216
Toyota Industries Corp 21,300 1,676
$ 2,892
Banks - 12 .73%
AIB Group PLC 280,100 1,255
Banco do Brasil SA 148,600 1,397
Bank Leumi Le-Israel BM 126,533 1,048
Bank Negara Indonesia Persero Tbk PT 2,179,300 1,454
Bank of Ireland Group PLC 136,067 1,330
Bank Rakyat Indonesia Persero Tbk PT 8,019,808 2,709
Credicorp Ltd 5,746 735
DBS Group Holdings Ltd 98,000 2,407
FinecoBank Banca Fineco SpA 50,395 609
Grupo Financiero Banorte SAB de CV 166,359 1,394
HDFC Bank Ltd ADR 20,296 1,198
HSBC Holdings PLC 270,927 2,120
ICICI Bank Ltd ADR 148,865 3,442
Kotak Mahindra Bank Ltd 65,269 1,360
National Bank of Greece SA
(d)
119,075 670
Nordea Bank Abp 180,195 1,976
PT Bank Central Asia Tbk 1,710,900 975
Societe Generale SA 52,321 1,266
Swedbank AB 51,158 940
UniCredit SpA 75,423 1,797
$ 30,082
Beverages - 2 .12%
Arca Continental SAB de CV 69,900 637
Diageo PLC 37,313 1,376
Kweichow Moutai Co Ltd 4,799 1,191
Varun Beverages Ltd 158,207 1,796
$ 5,000
Biotechnology - 0 .36%
Genmab A/S
(d)
2,371 839
Building Materials - 2 .22%
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
244,900 902
Cemex SAB de CV ADR
(d)
274,948 1,787
CRH PLC 46,835 2,563
$ 5,252
Chemicals - 0 .62%
Shin-Etsu Chemical Co Ltd 50,500 1,467
Commercial Services - 1 .57%
Localiza Rent a Car SA 120,455 1,407
Localiza Rent a Car SA - Rights
(d)
882 3
Secom Co Ltd 17,700 1,201
TOPPAN Holdings Inc 45,500 1,088
$ 3,699
COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care - 2 .82%
L'Oreal SA 7,598 $ 3,149
Unilever PLC 71,178 3,521
$ 6,670
Distribution & Wholesale - 1 .37%
ITOCHU Corp
(e)
55,100 1,990
Rexel SA 55,329 1,240
$ 3,230
Diversified Financial Services - 2 .27%
Bajaj Finance Ltd 11,117 1,043
Banco BTG Pactual SA 170,600 1,053
Brookfield Asset Management Ltd 20,267 676
Deutsche Boerse AG 7,043 1,216
London Stock Exchange Group PLC 13,762 1,379
$ 5,367
Electric - 1 .39%
Iberdrola SA 205,292 2,296
SSE PLC 50,779 995
$ 3,291
Electrical Components & Equipment - 0 .86%
Schneider Electric SE 12,269 2,022
Electronics - 1 .42%
E Ink Holdings Inc 118,000 658
Halma PLC 25,690 605
Hoya Corp 14,796 1,516
Shimadzu Corp 22,100 586
$ 3,365
Engineering & Construction - 1 .17%
Kajima Corp 51,400 837
Vinci SA 17,521 1,938
$ 2,775
Food - 2 .52%
Ajinomoto Co Inc 23,800 917
Danone SA 21,135 1,166
Nestle SA 34,275 3,880
$ 5,963
Food Service - 0 .55%
Compass Group PLC 53,721 1,308
Healthcare - Products - 0 .75%
Alcon Inc 13,535 1,045
Smith & Nephew PLC 58,126 721
$ 1,766
Healthcare - Services - 1 .01%
ICON PLC
(d)
5,810 1,431
Lonza Group AG 2,063 954
$ 2,385
Home Builders - 0 .94%
Sumitomo Forestry Co Ltd 26,400 670
Taylor Wimpey PLC 1,086,338 1,549
$ 2,219
Insurance - 6 .51%
AIA Group Ltd 298,400 2,413
ASR Nederland NV 11,567 433
AXA SA 62,056 1,841
Fairfax Financial Holdings Ltd 2,900 2,367
Hannover Rueck SE 4,123 905
MS&AD Insurance Group Holdings Inc 58,000 2,122
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
6,925 2,697
Prudential PLC 91,342 982
Sompo Holdings Inc 22,200 951
Tryg A/S 36,155 662
$ 15,373
Internet - 0 .42%
MercadoLibre Inc
(d)
777 985
Investment Companies - 0 .46%
EXOR NV 12,323 1,090

Schedule of Investments
Diversified International Account
September 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel - 0 .56%
Nippon Steel Corp
(e)
56,200 $ 1,317
Machinery - Construction & Mining - 1 .40%
Mitsubishi Electric Corp 163,200 2,016
Weir Group PLC/The 55,890 1,292
$ 3,308
Machinery - Diversified - 2 .66%
Atlas Copco AB - A Shares 206,207 2,769
Keyence Corp 5,100 1,886
NARI Technology Co Ltd 242,493 739
THK Co Ltd 48,600 887
$ 6,281
Metal Fabrication & Hardware - 0 .61%
APL Apollo Tubes Ltd 73,165 1,429
Mining - 2 .16%
BHP Group Ltd 88,475 2,486
Franco-Nevada Corp 16,063 2,144
Sandfire Resources Ltd
(d)
122,199 476
$ 5,106
Miscellaneous Manufacturers - 0 .74%
Siemens AG 12,241 1,749
Oil & Gas - 4 .80%
BP PLC 435,889 2,810
Noble Corp PLC 17,880 905
Shell PLC 135,416 4,292
Suncor Energy Inc 47,100 1,620
Tourmaline Oil Corp 34,300 1,726
$ 11,353
Oil & Gas Services - 0 .90%
Schlumberger NV 36,334 2,118
Pharmaceuticals - 7 .68%
AstraZeneca PLC 35,227 4,751
Merck KGaA 5,349 892
Novo Nordisk A/S 67,766 6,170
Roche Holding AG 10,363 2,829
Sanofi 32,632 3,504
$ 18,146
Private Equity - 3 .11%
3i Group PLC 193,707 4,876
Brookfield Corp 78,869 2,466
$ 7,342
Retail - 6 .56%
ABC-Mart Inc 28,200 507
Alimentation Couche-Tard Inc 65,246 3,314
Dollarama Inc 26,500 1,826
Industria de Diseno Textil SA 31,912 1,187
JD Sports Fashion PLC 856,209 1,555
Li Ning Co Ltd 116,000 484
MatsukiyoCocokara & Co 60,000 1,075
Shimamura Co Ltd 4,800 474
Swatch Group AG/The - BR 2,602 666
Wal-Mart de Mexico SAB de CV 671,522 2,535
Yum China Holdings Inc 33,702 1,878
$ 15,501
Semiconductors - 9 .91%
ASM International NV 2,036 850
ASML Holding NV 7,444 4,383
Renesas Electronics Corp
(d)
128,800 1,967
Rohm Co Ltd 34,800 654
Samsung Electronics Co Ltd 125,151 6,327
Sanken Electric Co Ltd 6,100 369
SK Hynix Inc 20,271 1,716
Socionext Inc 13,400 1,321
Taiwan Semiconductor Manufacturing Co Ltd 358,140 5,840
$ 23,427
COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 0 .93%
Dassault Systemes SE 26,905 $ 999
Nemetschek SE 8,729 531
Nexon Co Ltd 37,800 676
$ 2,206
Telecommunications - 1 .01%
Nippon Telegraph & Telephone Corp 2,025,000 2,397
Toys, Games & Hobbies - 1 .25%
Nintendo Co Ltd 71,200 2,959
Transportation - 2 .08%
Canadian National Railway Co 19,328 2,093
Canadian Pacific Kansas City Ltd 32,800 2,438
Keisei Electric Railway Co Ltd 10,800 374
$ 4,905
TOTAL COMMON STOCKS $ 229,845
Total Investments $ 238,871
Other Assets and Liabilities -  (1.09)% (2,582)
TOTAL NET ASSETS - 100.00% $ 236,289
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,444 or
1.46% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,273 or 1.39% of net assets.
Portfolio Summary
Location Percent
Japan 16 .23%
United Kingdom 15 .02%
France 9 .52%
Canada 8 .75%
United States 5 .10%
India 4 .35%
Switzerland 3 .96%
Korea, Republic Of 3 .82%
Germany 3 .37%
Denmark 3 .25%
Netherlands 2 .86%
Ireland 2 .78%
Taiwan 2 .75%
Mexico 2 .69%
China 2 .21%
Indonesia 2 .17%
Brazil 1 .64%
Italy 1 .58%
Sweden 1 .57%
Spain 1 .47%
Hong Kong 1 .44%
Australia 1 .25%
Singapore 1 .02%
Finland 0 .84%
Israel 0 .44%
Uruguay 0 .42%
Peru 0 .31%
Greece 0 .28%
Other Assets and Liabilities
( 1 .09 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Diversified International Account
September 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales September 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.26% $ 637 $ 55,596 $ 50,651 $ 5,582
$ 637 $ 55,596 $ 50,651 $ 5,582
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.26% $ 64 $ — $ — $ —
$ 64 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Account
September 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .29 % Shares Held Value (000's)
Money Market Funds - 2 .29%
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(b)
13,971,024 $ 13,971
TOTAL INVESTMENT COMPANIES $ 13,971
COMMON STOCKS - 97 .60 % Shares Held Value (000's)
Advertising - 1 .31%
Omnicom Group Inc 107,012 $ 7,970
Apparel - 0 .53%
NIKE Inc 33,419 3,195
Automobile Manufacturers - 3 .86%
Cummins Inc 46,854 10,704
PACCAR Inc 150,929 12,832
$ 23,536
Automobile Parts & Equipment - 2 .16%
Magna International Inc 245,953 13,186
Banks - 9 .77%
Bank of America Corp 382,418 10,471
JPMorgan Chase & Co 136,672 19,820
Morgan Stanley 209,707 17,127
PNC Financial Services Group Inc/The 98,941 12,147
$ 59,565
Beverages - 1 .81%
Coca-Cola Co/The 197,135 11,036
Biotechnology - 1 .73%
Corteva Inc 206,110 10,545
Building Materials - 2 .86%
Carrier Global Corp 110,573 6,104
Trane Technologies PLC 55,852 11,333
$ 17,437
Chemicals - 2 .47%
Air Products and Chemicals Inc 40,760 11,551
PPG Industries Inc 27,065 3,513
$ 15,064
Computers - 1 .85%
Apple Inc 66,017 11,303
Cosmetics & Personal Care - 1 .44%
Procter & Gamble Co/The 59,957 8,745
Diversified Financial Services - 3 .38%
BlackRock Inc 22,675 14,659
Discover Financial Services 68,691 5,951
$ 20,610
Electric - 4 .87%
NextEra Energy Inc 166,812 9,557
Sempra 75,442 5,132
WEC Energy Group Inc 94,885 7,643
Xcel Energy Inc 128,865 7,374
$ 29,706
Electronics - 0 .67%
TE Connectivity Ltd 32,928 4,068
Food - 1 .63%
Hormel Foods Corp 260,754 9,916
Healthcare - Products - 4 .78%
Abbott Laboratories 123,493 11,960
Medtronic PLC 93,551 7,331
STERIS PLC 44,938 9,860
$ 29,151
Healthcare - Services - 1 .06%
UnitedHealth Group Inc 12,832 6,470
Home Builders - 1 .25%
DR Horton Inc 70,885 7,618
Insurance - 3 .95%
Chubb Ltd 63,638 13,248
Fidelity National Financial Inc 262,830 10,855
$ 24,103
Machinery - Diversified - 2 .36%
Deere & Co 38,101 14,379
COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 1 .95%
Comcast Corp - Class A 268,347 $ 11,898
Miscellaneous Manufacturers - 2 .58%
Parker-Hannifin Corp 40,373 15,726
Oil & Gas - 7 .03%
Chevron Corp 62,298 10,505
EOG Resources Inc 106,089 13,448
Marathon Petroleum Corp 125,044 18,924
$ 42,877
Pharmaceuticals - 10 .13%
Becton Dickinson & Co 56,470 14,599
Eli Lilly & Co 1,967 1,056
Merck & Co Inc 134,760 13,874
Novartis AG ADR 139,317 14,191
Pfizer Inc 204,215 6,774
Roche Holding AG ADR 331,369 11,243
$ 61,737
Pipelines - 2 .12%
Enterprise Products Partners LP 472,340 12,928
Private Equity - 2 .71%
KKR & Co Inc 267,854 16,500
REITs - 3 .39%
Alexandria Real Estate Equities Inc 96,104 9,620
Prologis Inc 52,064 5,842
Realty Income Corp 104,246 5,206
$ 20,668
Retail - 4 .14%
Costco Wholesale Corp 26,199 14,802
Starbucks Corp 82,747 7,552
Target Corp 26,029 2,878
$ 25,232
Semiconductors - 3 .51%
Microchip Technology Inc 152,946 11,937
Taiwan Semiconductor Manufacturing Co Ltd ADR 108,983 9,471
$ 21,408
Software - 2 .78%
Fidelity National Information Services Inc 65,809 3,637
Microsoft Corp 28,761 9,081
SAP SE ADR 32,508 4,204
$ 16,922
Telecommunications - 2 .31%
BCE Inc 208,202 7,947
T-Mobile US Inc 43,793 6,133
$ 14,080
Transportation - 1 .21%
Expeditors International of Washington Inc 64,522 7,396
TOTAL COMMON STOCKS $ 594,975
Total Investments $ 608,946
Other Assets and Liabilities -  0.11% 679
TOTAL NET ASSETS - 100.00% $ 609,625
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
Equity Income Account
September 30, 2023 (unaudited)
See accompanying notes.

Portfolio Summary
Sector Percent
Financial 23 .20%
Consumer, Non-cyclical 22 .58%
Consumer, Cyclical 11 .94%
Industrial 9 .68%
Energy 9 .15%
Technology 8 .14%
Communications 5 .57%
Utilities 4 .87%
Basic Materials 2 .47%
Money Market Funds 2 .29%
Other Assets and Liabilities
0 .11%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales September 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.26% $ 18,363 $ 156,084 $ 160,476 $ 13,971
$ 18,363 $ 156,084 $ 160,476 $ 13,971
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.26% $ 450 $ — $ — $ —
$ 450 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Global Emerging Markets Account
September 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .53 % Shares Held Value (000's)
Money Market Funds - 3 .53%
BlackRock Liquidity FedFund - Institutional Class
5.24%
(a),(b)
565,202 $ 565
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(c)
1,706,177 1,706
$ 2,271
TOTAL INVESTMENT COMPANIES $ 2,271
COMMON STOCKS - 95 .60 % Shares Held Value (000's)
Aerospace & Defense - 0 .72%
LIG Nex1 Co Ltd 7,176 $ 467
Agriculture - 0 .28%
Muyuan Foods Co Ltd 35,000 182
Apparel - 1 .09%
Fila Holdings Corp 9,192 246
Youngone Corp 12,673 453
$ 699
Automobile Manufacturers - 2 .58%
BYD Co Ltd 19,500 601
Kia Corp 8,915 537
Maruti Suzuki India Ltd 4,113 524
$ 1,662
Automobile Parts & Equipment - 0 .75%
Fuyao Glass Industry Group Co Ltd
(d)
54,400 249
Weichai Power Co Ltd 171,000 232
$ 481
Banks - 9 .45%
Bank of Jiangsu Co Ltd 203,190 200
Bank Rakyat Indonesia Persero Tbk PT 1,846,876 624
Grupo Financiero Banorte SAB de CV 73,700 618
HDFC Bank Ltd 37,060 680
Hong Leong Bank Bhd 47,200 196
ICICI Bank Ltd 100,632 1,153
Kasikornbank PCL 71,600 247
Kotak Mahindra Bank Ltd 17,586 367
National Bank of Greece SA
(e)
41,908 236
PT Bank Central Asia Tbk 952,000 542
Saudi National Bank/The 115,709 1,012
Vietnam Technological & Commercial Joint Stock
Bank
(e)
142,800 211
$ 6,086
Beverages - 2 .79%
Arca Continental SAB de CV 53,700 489
China Resources Beer Holdings Co Ltd 56,000 306
Kweichow Moutai Co Ltd 1,600 397
Tsingtao Brewery Co Ltd 34,000 277
Varun Beverages Ltd 29,122 331
$ 1,800
Building Materials - 2 .15%
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
66,971 247
Cemex SAB de CV
(e)
982,714 640
China National Building Material Co Ltd 258,000 135
Voltas Ltd 35,033 363
$ 1,385
Chemicals - 0 .35%
Orbia Advance Corp SAB de CV 107,400 223
Coal - 0 .41%
Exxaro Resources Ltd
(f)
29,161 265
Commercial Services - 2 .68%
Bidvest Group Ltd/The
(f)
19,463 280
Humansoft Holding Co KSC 24,659 249
Localiza Rent a Car SA 37,948 443
Localiza Rent a Car SA - Rights
(e)
278 1
MegaStudyEdu Co Ltd 5,829 219
Network International Holdings PLC
(d),(e)
57,646 274
Santos Brasil Participacoes SA 151,610 259
$ 1,725
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 0 .97%
CI&T Inc
(e)
11,295 $ 74
Globant SA
(e)
1,321 261
Quanta Computer Inc 39,000 292
$ 627
Distribution & Wholesale - 0 .81%
AKR Corporindo Tbk PT 2,927,000 292
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA
117,088 227
$ 519
Diversified Financial Services - 4 .97%
Bajaj Finance Ltd 4,845 454
Banco BTG Pactual SA 77,512 478
CreditAccess Grameen Ltd
(e)
25,580 405
Fubon Financial Holding Co Ltd 344,779 649
Hong Kong Exchanges & Clearing Ltd 5,700 212
Intercorp Financial Services Inc 7,236 163
Jio Financial Services Ltd
(e)
30,637 85
KB Financial Group Inc 18,450 753
$ 3,199
Electric - 0 .88%
China Longyuan Power Group Corp Ltd 222,000 193
Emirates Central Cooling Systems Corp 726,653 373
$ 566
Electrical Components & Equipment - 1 .08%
Delta Electronics Inc 42,000 423
Riyadh Cables Group Co 14,882 274
$ 697
Electronics - 1 .38%
Avalon Technologies Ltd
(d),(e)
21,175 141
Gold Circuit Electronics Ltd 29,000 198
Lotes Co Ltd 6,233 159
Voltronic Power Technology Corp 8,000 394
$ 892
Energy - Alternate Sources - 0 .63%
Sao Martinho S/A 51,782 403
Engineering & Construction - 0 .95%
Grupo Aeroportuario del Centro Norte SAB de CV 12,554 137
L&T Technology Services Ltd
(d)
5,088 279
Samsung Engineering Co Ltd
(e)
8,633 193
$ 609
Food - 2 .90%
Bid Corp Ltd 17,925 399
Dino Polska SA
(d),(e)
1,513 123
Indofood Sukses Makmur Tbk PT 495,300 212
LT Foods Ltd 154,709 309
Nestle India Ltd 1,079 292
SM Investments Corp 18,125 270
Want Want China Holdings Ltd 407,000 265
$ 1,870
Gas - 0 .38%
ENN Natural Gas Co Ltd 103,593 248
Healthcare - Products - 0 .46%
Shenzhen Mindray Bio-Medical Electronics Co Ltd 7,900 294
Healthcare - Services - 0 .91%
Bangkok Dusit Medical Services PCL 452,300 331
WuXi AppTec Co Ltd
(d)
21,500 257
$ 588
Home Furnishings - 0 .59%
Gree Electric Appliances Inc of Zhuhai 75,800 378
Insurance - 4 .11%
AIA Group Ltd 59,600 482
China Pacific Insurance Group Co Ltd 154,200 384
ICICI Lombard General Insurance Co Ltd
(d)
16,850 265
ICICI Prudential Life Insurance Co Ltd
(d)
35,601 242
PICC Property & Casualty Co Ltd 576,000 738
Qualitas Controladora SAB de CV 71,500 538
$ 2,649

Schedule of Investments
Global Emerging Markets Account
September 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 14 .13%
Alibaba Group Holding Ltd
(e)
194,492 $ 2,109
Baidu Inc
(e)
41,650 701
IndiaMart InterMesh Ltd
(d)
9,902 342
Meituan
(d),(e)
31,120 451
MercadoLibre Inc
(e)
117 148
Naspers Ltd 3,921 627
PDD Holdings Inc ADR
(e)
11,258 1,104
Tencent Holdings Ltd 75,800 2,938
Tongcheng Travel Holdings Ltd
(e)
128,400 281
Trip.com Group Ltd ADR
(e)
11,377 398
$ 9,099
Investment Companies - 0 .21%
VEF AB
(e)
687,023 137
Iron & Steel - 0 .78%
Gerdau SA ADR 59,238 282
Hunan Valin Steel Co Ltd 268,996 221
Severstal PAO
(e)
9,865 —
$ 503
Leisure Products & Services - 1 .05%
Bajaj Auto Ltd 5,799 353
Yadea Group Holdings Ltd
(d)
174,000 322
$ 675
Lodging - 0 .42%
Galaxy Entertainment Group Ltd 45,000 269
Machinery - Diversified - 1 .10%
NARI Technology Co Ltd 113,030 344
WEG SA 50,700 367
$ 711
Metal Fabrication & Hardware - 0 .63%
APL Apollo Tubes Ltd 20,651 403
Mining - 1 .33%
Anglo American PLC 8,874 244
Gold Fields Ltd 26,071 282
Polyus PJSC 108 —
Shandong Gold Mining Co Ltd
(d)
176,250 332
$ 858
Miscellaneous Manufacturers - 0 .98%
Airtac International Group 9,000 273
Elite Material Co Ltd 11,000 146
Zhuzhou CRRC Times Electric Co Ltd 60,700 210
$ 629
Oil & Gas - 4 .62%
PRIO SA/Brazil
(e)
41,600 389
Reliance Industries Ltd 30,637 863
Saudi Arabian Oil Co
(d)
131,799 1,228
S-Oil Corp 5,063 296
Thai Oil PCL 146,900 202
$ 2,978
Pharmaceuticals - 1 .64%
Caplin Point Laboratories Ltd 18,857 234
Grand Pharmaceutical Group Ltd 326,000 174
Hansoh Pharmaceutical Group Co Ltd
(d)
142,000 193
Richter Gedeon Nyrt 9,417 228
Simcere Pharmaceutical Group Ltd
(d)
276,000 225
$ 1,054
Real Estate - 1 .14%
China Overseas Land & Investment Ltd 119,000 246
China Resources Land Ltd 70,000 278
Multiplan Empreendimentos Imobiliarios SA 43,100 211
$ 735
Retail - 3 .30%
El Puerto de Liverpool SAB de CV 36,411 191
Jumbo SA 17,323 476
Mitra Adiperkasa Tbk PT 2,491,600 293
Wal-Mart de Mexico SAB de CV 169,700 641
Yum China Holdings Inc 9,350 523
$ 2,124
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 16 .80%
Alchip Technologies Ltd 3,000 $ 252
ASML Holding NV - NY Reg Shares 663 390
ASPEED Technology Inc 2,000 172
Hana Materials Inc 4,593 169
MediaTek Inc 20,000 457
Novatek Microelectronics Corp 16,400 215
Parade Technologies Ltd 6,000 184
Samsung Electronics Co Ltd 70,709 3,575
SK Hynix Inc 8,178 692
Taiwan Semiconductor Manufacturing Co Ltd 289,164 4,715
$ 10,821
Shipbuilding - 0 .64%
Yangzijiang Shipbuilding Holdings Ltd 340,900 413
Software - 1 .18%
NetEase Inc 37,900 760
Telecommunications - 0 .85%
Accton Technology Corp 18,000 276
ZTE Corp 89,800 270
$ 546
Textiles - 0 .29%
SLC Agricola SA 24,178 189
Transportation - 0 .24%
Container Corp Of India Ltd 17,839 153
TOTAL COMMON STOCKS $ 61,571
PREFERRED STOCKS - 1 .53 % Shares Held Value (000's)
Automobile Manufacturers - 0 .43%
Hyundai Motor Co 7,600.00% 3,509 $ 275
Diversified Financial Services - 0 .02%
Fubon Financial Holding Co Ltd 1.80% 6,701 12
Oil & Gas - 1 .08%
Petroleo Brasileiro SA 2.30% 102,100 700
TOTAL PREFERRED STOCKS $ 987
Total Investments $ 64,829
Other Assets and Liabilities -  (0.66)% (426)
TOTAL NET ASSETS - 100.00% $ 64,403
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $565 or
0.88% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,923 or 7.64% of net assets.
(e) Non-income producing security
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $539 or 0.84% of net assets.

Schedule of Investments
Global Emerging Markets Account
September 30, 2023 (unaudited)
See accompanying notes.

Portfolio Summary
Location Percent
China 24 .39%
Taiwan 13 .40%
India 12 .79%
Korea, Republic Of 12 .23%
Brazil 6 .23%
Mexico 5 .41%
Saudi Arabia 3 .90%
United States 3 .82%
Hong Kong 3 .46%
Indonesia 3 .05%
South Africa 2 .87%
Ireland 1 .71%
Thailand 1 .20%
Greece 1 .11%
United Arab Emirates 1 .01%
Uruguay 0 .64%
Netherlands 0 .61%
Philippines 0 .42%
Kuwait 0 .39%
United Kingdom 0 .38%
Hungary 0 .36%
Vietnam 0 .33%
Malaysia 0 .30%
Peru 0 .25%
Sweden 0 .21%
Poland 0 .19%
Russian Federation 0 .00%
Other Assets and Liabilities
( 0 .66 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales September 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.26% $ 2,443 $ 16,660 $ 17,397 $ 1,706
$ 2,443 $ 16,660 $ 17,397 $ 1,706
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.26% $ 55 $ — $ — $ —
$ 55 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Account
September 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .95 % Shares Held Value (000's)
Money Market Funds - 0 .95%
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(b)
1,131,019 $ 1,131
TOTAL INVESTMENT COMPANIES $ 1,131
BONDS - 19 .95%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 8 .85%
Ally Auto Receivables Trust 2023-1
5.76%, 11/15/2026 $ 1,075 $ 1,074
AmeriCredit Automobile Receivables Trust 2022-2
6.46%, 12/18/2025 368 369
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
Americredit Automobile Receivables Trust 2023-1
5.84%, 10/19/2026 541 540
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 975 975
GM Financial Automobile Leasing Trust 2023-3
5.76%, 01/20/2026 1,065 1,066
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.45%
Santander Drive Auto Receivables Trust 2022-5
4.11%, 08/17/2026 1,073 1,065
Santander Drive Auto Receivables Trust 2022-7
5.75%, 04/15/2027 1,000 996
5.81%, 01/15/2026 414 413
Santander Drive Auto Receivables Trust 2023-2
5.87%, 03/16/2026 1,785 1,784
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(c)
1,250 1,223
Toyota Auto Receivables 2023-C Owner Trust
5.60%, 08/17/2026 1,065 1,063
$ 10,568
Commercial Mortgage Backed Securities - 0 .06%
Ginnie Mae
0.58%, 03/16/2060
(d),(e)
1,793 68
Credit Card Asset Backed Securities - 3 .02%
American Express Credit Account Master Trust
0.90%, 11/15/2026 2,014 1,908
BA Credit Card Trust
0.34%, 05/15/2026 1,710 1,692
$ 3,600
Mortgage Backed Securities - 7 .48%
EverBank Mortgage Loan Trust 18-1
3.50%, 02/25/2048
(c),(e)
99 84
Fannie Mae Grantor Trust 2005-T1
5.41%, 05/25/2035 106 102
1.00 x 1 Month USD LIBOR + 0.35%
Fannie Mae Interest Strip
3.50%, 12/25/2043
(d),(e)
565 79
Fannie Mae REMICS
0.00%, 06/25/2045
(d),(f)
1,136 44
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.00%
0.62%, 09/25/2049
(d)
972 90
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
3.00%, 10/25/2040
(d)
278 9
3.00%, 04/25/2042 105 100
3.00%, 05/25/2048 80 67
3.00%, 01/25/2051
(d)
1,852 305
4.50%, 04/25/2045
(d)
1,103 235
7.00%, 04/25/2032 49 50
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Freddie Mac REMICS
0.00%, 05/15/2038
(d),(f)
$ 1,062 $ 36
1.00 x 12 Month Treasury Average Index +
0.00%
0.62%, 11/25/2049
(d)
1,093 104
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.50%, 04/15/2028 253 237
3.00%, 11/15/2035 54 54
3.00%, 04/15/2046 98 86
Ginnie Mae
0.66%, 06/20/2046
(d)
303 27
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
0.70%, 12/20/2043
(d)
692 53
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.03%
0.76%, 10/20/2045
(d)
821 80
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.76%, 11/20/2047
(d)
592 56
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.86%, 08/20/2050
(d)
2,146 229
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.86%, 11/20/2050
(d)
1,297 140
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.86%, 07/20/2051
(d)
1,449 152
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.86%, 08/20/2051
(d)
1,674 172
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
3.00%, 07/20/2050
(d)
1,127 160
3.00%, 09/20/2050
(d)
2,022 298
3.00%, 10/20/2050
(d)
1,542 234
3.00%, 11/20/2050
(d)
1,883 279
3.00%, 11/20/2050
(d)
3,081 448
3.00%, 12/20/2050
(d)
1,213 186
3.50%, 10/20/2049
(d)
1,789 288
4.00%, 02/20/2044
(d)
683 44
4.00%, 04/20/2044
(d)
467 36
4.00%, 01/20/2046
(d)
291 18
J.P. Morgan Mortgage Trust 2023-8
6.00%, 02/25/2054
(c),(e)
1,950 1,918
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(c),(e)
119 104
JP Morgan Mortgage Trust 2017-3
3.76%, 08/25/2047
(c),(e)
475 410
New Residential Mortgage Loan Trust 2014-1
5.00%, 01/25/2054
(c),(e)
843 804
New Residential Mortgage Loan Trust 2015-2
5.36%, 08/25/2055
(c),(e)
703 659
Sequoia Mortgage Trust 2013-2
3.63%, 02/25/2043
(e)
120 112
Sequoia Mortgage Trust 2017-3
3.75%, 04/25/2047
(c),(e)
387 337
$ 8,926
Other Asset Backed Securities - 0 .54%
Chase Funding Trust Series 2004-1
5.89%, 12/25/2033 67 64
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.57%

Schedule of Investments
Government & High Quality Bond Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
HPEFS Equipment Trust 2022-2
3.15%, 09/20/2029
(c)
$ 585 $ 580
$ 644
TOTAL BONDS $ 23,806
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 90 .84%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 5 .01%
2.00%, 10/01/2031 $ 249 $ 221
3.00%, 02/01/2027 51 49
3.00%, 01/01/2031 184 172
3.00%, 01/01/2033 365 340
3.00%, 03/01/2037 143 128
3.00%, 08/01/2042 249 213
3.00%, 10/01/2042 236 202
3.00%, 05/01/2043 345 295
3.00%, 10/01/2046 388 329
3.50%, 02/01/2032 371 346
3.50%, 07/01/2042 866 770
3.50%, 02/01/2044 315 278
4.00%, 07/01/2042 399 367
4.00%, 01/01/2043 388 355
4.00%, 06/01/2043 382 350
4.00%, 10/01/2045 516 472
4.50%, 11/01/2043 394 371
5.00%, 10/01/2025 18 18
5.00%, 02/01/2033 49 48
5.00%, 06/01/2033 89 85
5.00%, 01/01/2034 173 170
5.00%, 07/01/2035 39 39
5.00%, 07/01/2035 9 8
5.00%, 07/01/2035 3 3
5.00%, 10/01/2035 14 14
5.50%, 03/01/2033 41 41
5.50%, 04/01/2038 2 2
5.50%, 05/01/2038 10 10
6.00%, 05/01/2031 5 5
6.00%, 12/01/2031 4 5
6.00%, 11/01/2033 18 18
6.00%, 09/01/2034 19 19
6.00%, 02/01/2035 9 9
6.00%, 10/01/2036 18 18
6.00%, 03/01/2037 20 20
6.00%, 01/01/2038 34 35
6.00%, 04/01/2038 16 15
6.23%, 09/01/2032 4 4
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.23%
6.50%, 05/01/2026 1 1
6.50%, 01/01/2028 1 1
6.50%, 03/01/2028 1 1
6.50%, 10/01/2028 5 5
6.50%, 11/01/2028 1 1
6.50%, 12/01/2028 3 3
6.50%, 03/01/2029 1 1
6.50%, 07/01/2031 14 14
6.50%, 08/01/2031 3 3
6.50%, 10/01/2031 6 6
6.50%, 10/01/2031 3 3
6.50%, 12/01/2031 5 5
6.50%, 02/01/2032 5 5
6.50%, 05/01/2032 13 13
6.50%, 04/01/2035 3 3
7.00%, 09/01/2027 1 1
7.00%, 01/01/2028 8 8
7.00%, 04/01/2028 5 5
7.00%, 05/01/2028 1 1
7.00%, 10/01/2031 2 2
7.00%, 10/01/2031 5 5
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
7.00%, 04/01/2032 $ 19 $ 20
7.50%, 10/01/2030 3 3
7.50%, 02/01/2031 3 3
7.50%, 02/01/2031 1 1
8.00%, 10/01/2030 4 5
8.50%, 07/01/2029 11 11
$ 5,974
Federal National Mortgage Association (FNMA) - 0 .44%
3.00%, 04/01/2043 420 356
3.93%, 12/01/2033 22 22
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.68%
4.02%, 12/01/2032 7 7
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
5.50%, 05/01/2033 9 9
6.00%, 05/01/2037 103 103
6.50%, 08/01/2025 5 5
6.50%, 11/01/2032 9 9
7.00%, 08/01/2028 5 5
7.00%, 12/01/2028 5 5
$ 521
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 55 .60%
2.00%, 02/01/2032 166 146
2.00%, 11/01/2035 1,171 1,011
2.00%, 10/01/2050 787 604
2.00%, 03/01/2051 1,831 1,417
2.00%, 05/01/2051 4,445 3,428
2.00%, 11/01/2051 2,729 2,078
2.00%, 11/01/2051 1,502 1,152
2.00%, 11/01/2051 1,763 1,358
2.00%, 12/01/2051 2,648 2,039
2.00%, 12/01/2051 2,691 2,075
2.00%, 01/01/2052 1,804 1,382
2.00%, 02/01/2052 2,085 1,601
2.50%, 06/01/2027 242 231
2.50%, 08/01/2028 198 188
2.50%, 12/01/2031 329 297
2.50%, 09/01/2032 231 208
2.50%, 08/01/2035 1,016 905
2.50%, 02/01/2051 2,680 2,174
2.50%, 07/01/2051 3,421 2,742
2.50%, 12/01/2051 2,234 1,812
2.50%, 12/01/2051 2,458 1,986
2.50%, 04/01/2052 1,276 1,026
2.50%, 04/01/2052 4,889 3,958
3.00%, 05/01/2029 242 225
3.00%, 08/01/2031 527 490
3.00%, 12/01/2034 395 359
3.00%, 10/01/2036 289 258
3.00%, 10/01/2042 752 643
3.00%, 10/01/2046 507 428
3.00%, 11/01/2046 929 785
3.00%, 08/01/2049 234 196
3.00%, 10/01/2049 576 482
3.00%, 01/01/2050 937 783
3.00%, 07/01/2050 882 734
3.00%, 08/01/2050 667 555
3.00%, 09/01/2050 1,122 935
3.00%, 06/01/2052 1,937 1,604
3.50%, 08/01/2031 295 277
3.50%, 06/01/2039 201 180
3.50%, 11/01/2042 579 514
3.50%, 02/01/2043 259 230
3.50%, 03/01/2045 267 235
3.50%, 03/01/2045 514 453
3.50%, 09/01/2045 383 338

Schedule of Investments
Government & High Quality Bond Account
September 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 11/01/2048 $ 1,080 $ 956
3.50%, 03/01/2050 1,290 1,148
3.50%, 08/01/2050 939 825
3.50%, 06/01/2052 964 830
4.00%, 01/01/2034 189 175
4.00%, 10/01/2037 278 254
4.00%, 02/01/2041 579 528
4.00%, 02/01/2042 362 332
4.00%, 10/01/2043 118 108
4.00%, 08/01/2044 258 236
4.00%, 10/01/2044 725 665
4.00%, 11/01/2044 246 226
4.00%, 08/01/2045 372 341
4.00%, 08/01/2046 620 564
4.00%, 07/01/2047 506 465
4.00%, 10/01/2047 410 376
4.50%, 08/01/2039 699 661
4.50%, 09/01/2043 720 680
4.50%, 10/01/2043 431 402
4.50%, 11/01/2043 401 375
4.50%, 09/01/2045 295 276
4.50%, 10/01/2045 424 398
4.50%, 11/01/2045 658 617
5.00%, 05/01/2033 473 460
5.00%, 04/01/2035 41 39
5.00%, 04/01/2035 45 44
5.00%, 07/01/2035 2 2
5.00%, 02/01/2038 190 187
5.00%, 02/01/2040 561 554
5.00%, 07/01/2041 421 412
5.00%, 10/01/2053
(g)
2,000 1,887
5.50%, 06/01/2033 26 26
5.50%, 02/01/2037 1 1
5.50%, 03/01/2038 42 42
5.50%, 10/01/2053
(g)
4,200 4,059
6.00%, 11/01/2028 8 8
6.00%, 12/01/2031 2 2
6.00%, 01/01/2033 21 21
6.00%, 07/01/2037 46 47
6.00%, 11/01/2037 3 3
6.00%, 12/01/2037 5 5
6.00%, 03/01/2038 31 31
6.00%, 10/01/2053
(g)
2,500 2,468
6.50%, 07/01/2025 3 3
6.50%, 05/01/2026 1 1
6.50%, 03/01/2029 3 3
6.50%, 06/01/2031 7 7
6.50%, 01/01/2032 3 3
6.50%, 08/01/2032 4 4
6.50%, 02/01/2033 5 5
6.50%, 12/01/2036 9 9
6.50%, 07/01/2037 12 12
6.50%, 07/01/2037 3 3
6.50%, 02/01/2038 15 16
7.00%, 10/01/2029 4 4
7.00%, 05/01/2031 3 3
7.00%, 11/01/2031 8 8
8.00%, 06/01/2030 1 1
$ 66,340
Government National Mortgage Association (GNMA) - 21 .79%
2.00%, 08/20/2050 1,246 991
2.00%, 01/20/2051 1,499 1,188
2.00%, 02/20/2051 3,264 2,587
2.50%, 06/20/2050 2,573 2,116
2.50%, 05/20/2051 2,504 2,050
3.00%, 11/15/2042 302 263
3.00%, 12/15/2042 680 592
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 02/15/2043 $ 735 $ 640
3.00%, 05/15/2043 863 751
3.00%, 07/20/2045 443 379
3.00%, 07/20/2046 232 200
3.00%, 08/20/2046 510 439
3.00%, 09/20/2046 620 535
3.00%, 12/20/2046 318 274
3.00%, 02/20/2047 406 349
3.00%, 08/20/2047 241 207
3.50%, 01/15/2043 535 481
3.50%, 05/15/2043 563 506
3.50%, 06/20/2043 356 315
3.50%, 04/20/2045 256 228
3.50%, 06/20/2046 42 38
3.50%, 02/20/2047 446 397
3.50%, 05/20/2047 454 414
3.50%, 11/20/2047 298 272
4.00%, 08/15/2041 320 296
4.00%, 07/20/2047 317 298
4.00%, 01/20/2048 1,074 983
4.00%, 04/20/2052 869 783
4.50%, 07/15/2040 176 168
4.50%, 08/20/2048 1,014 949
5.00%, 09/15/2033 2 2
5.00%, 02/15/2034 116 113
5.00%, 09/15/2039 15 14
5.50%, 11/15/2033 17 17
5.50%, 05/20/2035 48 48
5.50%, 10/20/2053
(g)
2,750 2,669
6.00%, 04/20/2026 1 1
6.00%, 05/20/2026 1 1
6.00%, 03/20/2028 1 1
6.00%, 06/20/2028 5 5
6.00%, 07/20/2028 2 2
6.00%, 02/20/2029 2 2
6.00%, 03/20/2029 5 5
6.00%, 07/20/2029 5 5
6.00%, 07/20/2033 47 49
6.00%, 10/20/2053
(g)
3,300 3,271
6.50%, 12/20/2025 1 1
6.50%, 02/20/2026 1 1
6.50%, 03/20/2031 4 4
6.50%, 04/20/2031 4 4
7.00%, 01/15/2028 2 2
7.00%, 01/15/2028 1 1
7.00%, 03/15/2028 33 34
7.00%, 01/15/2029 7 7
7.00%, 03/15/2029 2 2
7.00%, 05/15/2031 3 3
7.00%, 09/15/2031 18 18
7.00%, 06/15/2032 31 30
$ 26,001
U.S. Treasury - 4 .82%
0.75%, 12/31/2023 4,475 4,424
1.38%, 11/15/2031 250 196
1.88%, 11/15/2051 250 140
4.50%, 02/15/2036 1,000 997
$ 5,757
U.S. Treasury Bill - 3 .18%
4.32%, 12/28/2023
(h)
2,350 2,320
4.35%, 11/30/2023
(h)
1,492 1,479
$ 3,799
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 108,392
Total Investments $ 133,329
Other Assets and Liabilities -  (11.74)% (14,008)
TOTAL NET ASSETS - 100.00% $ 119,321

Schedule of Investments
Government & High Quality Bond Account
September 30, 2023 (unaudited)
See accompanying notes.

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $6,119 or 5.13% of net assets.
(d) Security is an Interest Only Strip.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Non-income producing security
(g) Security was purchased in a "to-be-announced" ("TBA") transaction.
(h) Rate shown is the discount rate of the original purchase.
Portfolio Summary
Sector Percent
Mortgage Securities 90 .38%
Asset Backed Securities 12 .41%
Government 8 .00%
Money Market Funds 0 .95%
Other Assets and Liabilities
( 11 .74 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales September 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.26% $ 5,397 $ 63,722 $ 67,988 $ 1,131
$ 5,397 $ 63,722 $ 67,988 $ 1,131
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.26% $ 138 $ — $ — $ —
$ 138 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; December 2023 Long 15 $ 1,621 $ (30)
US 5 Year Note; December 2023 Short 25 2,634 22
US Long Bond; December 2023 Long 56 6,372 (354)
Total $ (362)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Growth Account I
September 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .95 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .24%
iShares Russell 1000 Growth ETF 4,700 $ 1,250
Money Market Funds - 2 .71%
BlackRock Liquidity FedFund - Institutional Class
5.24%
(a),(b)
13,497 13
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(c)
13,864,380 13,865
$ 13,878
TOTAL INVESTMENT COMPANIES $ 15,128
CONVERTIBLE PREFERRED STOCKS
- 0 .10 % Shares Held Value (000's)
Automobile Manufacturers - 0 .02%
Waymo LLC Series A-2 0.00%
(d),(e),(f)
2,489 $ 113
Chemicals - 0 .02%
Sila Nano Series F 0.00%
(d),(e),(f)
4,929 100
Software - 0 .06%
Nuro - Series C 0.00%
(d),(e),(f)
17,442 108
Rappi Inc - Series E 0.00%
(d),(e),(f)
5,133 185
$ 293
TOTAL CONVERTIBLE PREFERRED STOCKS $ 506
COMMON STOCKS - 96 .93 % Shares Held Value (000's)
Advertising - 0 .10%
Trade Desk Inc/The
(d)
6,503 $ 508
Aerospace & Defense - 0 .07%
Boeing Co/The
(d)
208 40
HEICO Corp 117 19
HEICO Corp - Class A 195 25
Lockheed Martin Corp 625 256
Northrop Grumman Corp 24 10
Spirit AeroSystems Holdings Inc
(d)
35 1
TransDigm Group Inc
(d)
26 22
$ 373
Airlines - 0 .00%
American Airlines Group Inc
(d)
728 9
Delta Air Lines Inc 107 4
$ 13
Apparel - 0 .04%
Crocs Inc
(d)
176 16
Deckers Outdoor Corp
(d)
71 36
NIKE Inc 1,750 167
Skechers USA Inc
(d)
32 2
Tapestry Inc 50 1
$ 222
Automobile Manufacturers - 0 .61%
Rivian Automotive Inc
(d)
51,159 1,242
Tesla Inc
(d)
7,634 1,910
$ 3,152
Automobile Parts & Equipment - 0 .04%
Allison Transmission Holdings Inc 29 2
Aurora Innovation Inc
(d)
88,737 208
$ 210
Banks - 0 .01%
First Citizens BancShares Inc/NC 2 3
NU Holdings Ltd/Cayman Islands
(d)
4,274 31
$ 34
Beverages - 0 .67%
Boston Beer Co Inc/The
(d)
27 10
Brown-Forman Corp - A Shares 114 7
Brown-Forman Corp - B Shares 400 23
Celsius Holdings Inc
(d)
131 22
Coca-Cola Co/The 5,341 299
Constellation Brands Inc 46 12
Monster Beverage Corp
(d)
48,970 2,593
PepsiCo Inc 2,633 446
$ 3,412
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 0 .75%
Alnylam Pharmaceuticals Inc
(d)
273 $ 48
Amgen Inc 1,003 270
Apellis Pharmaceuticals Inc
(d)
293 11
BioMarin Pharmaceutical Inc
(d)
71 6
Certara Inc
(d)
141 2
Exelixis Inc
(d)
683 15
Horizon Therapeutics Plc
(d)
544 63
Illumina Inc
(d)
137 19
Incyte Corp
(d)
375 22
Ionis Pharmaceuticals Inc
(d)
359 16
Karuna Therapeutics Inc
(d)
92 16
Legend Biotech Corp ADR
(d)
14,221 955
Maravai LifeSciences Holdings Inc
(d)
207 2
Regeneron Pharmaceuticals Inc
(d)
21 17
Roivant Sciences Ltd
(d)
963 11
Sarepta Therapeutics Inc
(d)
244 30
Seagen Inc
(d)
384 81
Ultragenyx Pharmaceutical Inc
(d)
199 7
Vertex Pharmaceuticals Inc
(d)
6,449 2,243
$ 3,834
Building Materials - 0 .02%
Armstrong World Industries Inc 43 3
Eagle Materials Inc 68 11
Trane Technologies PLC 183 37
Trex Co Inc
(d)
300 19
Vulcan Materials Co 85 17
$ 87
Chemicals - 0 .06%
Axalta Coating Systems Ltd
(d)
77 2
Ecolab Inc 532 90
FMC Corp 61 4
Linde PLC 126 47
PPG Industries Inc 161 21
RPM International Inc 78 7
Sherwin-Williams Co/The 545 139
Valvoline Inc 147 5
$ 315
Commercial Services - 4 .82%
Affirm Holdings Inc
(d)
23,513 500
Automatic Data Processing Inc 979 236
Avis Budget Group Inc
(d)
22 4
Block Inc
(d)
555 25
Booz Allen Hamilton Holding Corp 357 39
Bright Horizons Family Solutions Inc
(d)
24 2
Cintas Corp 13,365 6,428
CoStar Group Inc
(d)
75,909 5,837
Equifax Inc 230 42
Euronet Worldwide Inc
(d)
77 6
FleetCor Technologies Inc
(d)
182 46
FTI Consulting Inc
(d)
21 4
Gartner Inc
(d)
211 73
Global Payments Inc 23,434 2,704
Grand Canyon Education Inc
(d)
27 3
H&R Block Inc 301 13
MarketAxess Holdings Inc 99 21
Moody's Corp 398 126
Morningstar Inc 74 17
Paylocity Holding Corp
(d)
6,980 1,269
PayPal Holdings Inc
(d)
2,809 164
Quanta Services Inc 102 19
RB Global Inc 380 24
Rollins Inc 703 26
S&P Global Inc 18,857 6,890
Service Corp International/US 157 9
Shift4 Payments Inc
(d)
160 9
Toast Inc
(d)
957 18
U-Haul Holding Co
(d)
11 1
U-Haul Holding Co - Series N 100 5
United Rentals Inc 43 19

Schedule of Investments
LargeCap Growth Account I
September 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Verisk Analytics Inc 393 $ 93
WEX Inc
(d)
58 11
WillScot Mobile Mini Holdings Corp
(d)
146 6
$ 24,689
Computers - 5 .44%
Accenture PLC - Class A 1,746 536
Apple Inc 157,561 26,976
Crowdstrike Holdings Inc
(d)
580 97
EPAM Systems Inc
(d)
152 39
Fortinet Inc
(d)
1,813 106
Genpact Ltd 146 5
Globant SA
(d)
112 22
HP Inc 514 13
KBR Inc 145 9
NetApp Inc 233 18
Pure Storage Inc
(d)
604 22
Zscaler Inc
(d)
239 37
$ 27,880
Consumer Products - 0 .04%
Avery Dennison Corp 78 14
Church & Dwight Co Inc 601 55
Clorox Co/The 339 44
Kimberly-Clark Corp 874 106
$ 219
Cosmetics & Personal Care - 1 .09%
Estee Lauder Cos Inc/The 37,084 5,361
Kenvue Inc 1,618 32
Procter & Gamble Co/The 1,222 178
$ 5,571
Distribution & Wholesale - 0 .06%
Copart Inc
(d)
2,368 102
Fastenal Co 1,180 65
Ferguson PLC 36 6
Pool Corp 102 36
SiteOne Landscape Supply Inc
(d)
42 7
Watsco Inc 25 9
WW Grainger Inc 123 85
$ 310
Diversified Financial Services - 4 .91%
American Express Co 534 80
Ameriprise Financial Inc 289 95
Apollo Global Management Inc 1,439 129
Blue Owl Capital Inc 217 3
Houlihan Lokey Inc 11 1
LPL Financial Holdings Inc 213 51
Mastercard Inc 41,601 16,470
Rocket Cos Inc
(d),(g)
146 1
SLM Corp 260 4
TPG Inc 60 2
Tradeweb Markets Inc 21,547 1,728
UWM Holdings Corp
(g)
108 1
Visa Inc 28,738 6,610
Western Union Co/The 179 2
XP Inc 89 2
$ 25,179
Electric - 0 .01%
AES Corp/The 1,098 17
Vistra Corp 315 10
$ 27
Electrical Components & Equipment - 0 .94%
ChargePoint Holdings Inc
(d),(g)
908 5
Generac Holdings Inc
(d)
44,284 4,825
Universal Display Corp 62 10
$ 4,840
Electronics - 0 .74%
Agilent Technologies Inc 661 74
Allegion plc 221 23
Amphenol Corp 41,643 3,498
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Honeywell International Inc 236 $ 44
Hubbell Inc 70 22
Jabil Inc 223 28
Keysight Technologies Inc
(d)
132 17
Mettler-Toledo International Inc
(d)
60 66
National Instruments Corp 280 17
Vontier Corp 171 5
$ 3,794
Energy - Alternate Sources - 0 .01%
Enphase Energy Inc
(d)
364 44
Engineering & Construction - 0 .00%
EMCOR Group Inc 48 10
TopBuild Corp
(d)
7 2
$ 12
Entertainment - 0 .02%
Caesars Entertainment Inc
(d)
246 11
Churchill Downs Inc 194 22
DraftKings Inc
(d)
1,148 34
Live Nation Entertainment Inc
(d)
104 9
TKO Group Holdings Inc 128 11
Vail Resorts Inc 13 3
$ 90
Environmental Control - 0 .03%
Tetra Tech Inc 32 5
Waste Management Inc 1,008 154
$ 159
Food - 0 .04%
Albertsons Cos Inc 116 3
Hershey Co/The 299 60
Lamb Weston Holdings Inc 378 35
Performance Food Group Co
(d)
200 12
Sysco Corp 1,401 92
$ 202
Hand & Machine Tools - 0 .01%
Lincoln Electric Holdings Inc 142 26
MSA Safety Inc 21 3
$ 29
Healthcare - Products - 7 .84%
10X Genomics Inc
(d)
268 11
Abbott Laboratories 299 29
Align Technology Inc
(d)
17,639 5,386
Bio-Techne Corp 404 28
Bruker Corp 290 18
Edwards Lifesciences Corp
(d)
80,042 5,545
Exact Sciences Corp
(d)
180 12
GE HealthCare Technologies Inc 96 7
Globus Medical Inc
(d)
103 5
IDEXX Laboratories Inc
(d)
227 99
Inspire Medical Systems Inc
(d)
83 16
Insulet Corp
(d)
1,664 265
Intuitive Surgical Inc
(d)
48,645 14,219
Masimo Corp
(d)
127 11
Natera Inc
(d)
302 13
Novocure Ltd
(d)
332 5
Penumbra Inc
(d)
3,313 802
Repligen Corp
(d)
75 12
ResMed Inc 399 59
Shockwave Medical Inc
(d)
105 21
Stryker Corp 17,202 4,700
Tandem Diabetes Care Inc
(d)
29 1
Thermo Fisher Scientific Inc 17,357 8,786
Waters Corp
(d)
159 44
West Pharmaceutical Services Inc 203 76
$ 40,170
Healthcare - Services - 2 .54%
agilon health Inc
(d)
727 13
Chemed Corp 30 16
DaVita Inc
(d)
157 15

Schedule of Investments
LargeCap Growth Account I
September 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Elevance Health Inc 86 $ 37
Encompass Health Corp 21 1
Ginkgo Bioworks Holdings Inc
(d),(g)
587 1
HCA Healthcare Inc 114 28
Humana Inc 4,472 2,176
ICON PLC
(d)
36 9
IQVIA Holdings Inc
(d)
470 92
Medpace Holdings Inc
(d)
65 16
Molina Healthcare Inc
(d)
85 28
Sotera Health Co
(d)
226 3
UnitedHealth Group Inc 20,993 10,585
$ 13,020
Home Builders - 0 .00%
NVR Inc
(d)
1 6
Home Furnishings - 0 .00%
Tempur Sealy International Inc 110 5
Housewares - 0 .00%
Scotts Miracle-Gro Co/The 122 6
Insurance - 1 .46%
Arch Capital Group Ltd
(d)
140 11
Arthur J Gallagher & Co 35 8
Brighthouse Financial Inc
(d)
22 1
Brown & Brown Inc 253 18
Equitable Holdings Inc 978 28
Everest Group Ltd 17 6
Kinsale Capital Group Inc 59 25
Lincoln National Corp 52 1
Marsh & McLennan Cos Inc 1,095 208
Primerica Inc 67 13
Progressive Corp/The 51,176 7,129
RenaissanceRe Holdings Ltd 37 7
RLI Corp 28 4
Ryan Specialty Holdings Inc
(d)
271 13
Willis Towers Watson PLC 39 8
$ 7,480
Internet - 18 .00%
Airbnb Inc
(d)
1,118 153
Alphabet Inc - A Shares
(d)
145,461 19,035
Alphabet Inc - C Shares
(d)
84,602 11,155
Amazon.com Inc
(d)
223,663 28,432
Booking Holdings Inc
(d)
1,263 3,895
CDW Corp/DE 350 71
Chewy Inc
(d)
123,048 2,247
Coupang Inc
(d)
76,213 1,296
DoorDash Inc - Class A
(d)
650 52
eBay Inc 108 5
Etsy Inc
(d)
201 13
Expedia Group Inc
(d)
288 30
Gen Digital Inc 281 5
GoDaddy Inc
(d)
255 19
Lyft Inc
(d)
957 10
Match Group Inc
(d)
105,233 4,122
Meta Platforms Inc
(d)
35,899 10,777
Netflix Inc
(d)
7,924 2,992
Okta Inc
(d)
32 3
Palo Alto Networks Inc
(d)
832 195
Pinterest Inc
(d)
1,625 44
Roku Inc
(d)
50 4
Snap Inc Class A
(d)
50,628 451
Spotify Technology SA
(d)
10,523 1,627
Uber Technologies Inc
(d)
121,917 5,606
VeriSign Inc
(d)
16 3
Wayfair Inc
(d)
85 5
$ 92,247
Leisure Products & Services - 0 .09%
Brunswick Corp/DE 19 1
Norwegian Cruise Line Holdings Ltd
(d)
331 5
Peloton Interactive Inc
(d)
80,940 409
COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services (continued)
Planet Fitness Inc
(d)
120 $ 6
Polaris Inc 16 2
Royal Caribbean Cruises Ltd
(d)
193 18
YETI Holdings Inc
(d)
261 13
$ 454
Lodging - 0 .05%
Choice Hotels International Inc 90 11
Hilton Worldwide Holdings Inc 323 49
Las Vegas Sands Corp 849 39
Marriott International Inc/MD 685 135
Travel + Leisure Co 110 4
Wyndham Hotels & Resorts Inc 20 1
Wynn Resorts Ltd 21 2
$ 241
Machinery - Construction & Mining - 0 .06%
BWX Technologies Inc 51 4
Caterpillar Inc 1,070 292
Vertiv Holdings Co 77 3
$ 299
Machinery - Diversified - 1 .75%
Deere & Co 697 263
Graco Inc 200 15
IDEX Corp 27,176 5,653
Ingersoll Rand Inc 45,561 2,903
Otis Worldwide Corp 72 6
Rockwell Automation Inc 316 90
Toro Co/The 284 24
Xylem Inc/NY 83 7
$ 8,961
Media - 0 .04%
Cable One Inc 1 1
Charter Communications Inc
(d)
282 124
FactSet Research Systems Inc 105 46
Liberty Broadband Corp - A Shares
(d)
12 1
Liberty Broadband Corp - C Shares
(d)
71 7
Nexstar Media Group Inc 38 5
$ 184
Metal Fabrication & Hardware - 0 .00%
Advanced Drainage Systems Inc 186 21
Valmont Industries Inc 5 1
$ 22
Mining - 0 .00%
Southern Copper Corp 233 18
Miscellaneous Manufacturers - 0 .04%
A O Smith Corp 43 3
Axon Enterprise Inc
(d)
190 37
Donaldson Co Inc 148 9
Illinois Tool Works Inc 681 157
$ 206
Office & Business Equipment - 0 .00%
Zebra Technologies Corp
(d)
30 7
Oil & Gas - 0 .03%
APA Corp 757 31
Hess Corp 427 65
Ovintiv Inc 330 16
Texas Pacific Land Corp 16 29
$ 141
Oil & Gas Services - 0 .27%
Halliburton Co 497 20
Schlumberger NV 23,160 1,350
$ 1,370
Packaging & Containers - 0 .00%
Ardagh Metal Packaging SA 433 1
Graphic Packaging Holding Co 470 11
Sealed Air Corp 234 8
$ 20

Schedule of Investments
LargeCap Growth Account I
September 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals - 5 .10%
AbbVie Inc 4,882 $ 728
Becton Dickinson & Co 12,026 3,109
Cardinal Health Inc 362 31
Cencora Inc 444 80
Cigna Group/The 23,019 6,585
Dexcom Inc
(d)
29,176 2,721
Eli Lilly & Co 11,130 5,978
Jazz Pharmaceuticals PLC
(d)
91 12
McKesson Corp 142 62
Merck & Co Inc 1,290 133
Neurocrine Biosciences Inc
(d)
264 30
Zoetis Inc 38,295 6,663
$ 26,132
Pipelines - 0 .03%
Antero Midstream Corp 368 4
Cheniere Energy Inc 667 111
New Fortress Energy Inc 196 6
ONEOK Inc 80 5
Targa Resources Corp 616 53
$ 179
Private Equity - 0 .05%
Ares Management Corp 440 45
Blackstone Inc 1,970 211
KKR & Co Inc 436 27
$ 283
REITs - 1 .28%
American Tower Corp 1,287 212
Crown Castle Inc 134 12
Equinix Inc 130 95
Equity LifeStyle Properties Inc 178 11
Iron Mountain Inc 395 24
Lamar Advertising Co 195 16
Public Storage 250 66
SBA Communications Corp 30,373 6,080
Simon Property Group Inc 194 21
Sun Communities Inc 79 9
UDR Inc 59 2
$ 6,548
Retail - 4 .82%
AutoZone Inc
(d)
42 107
Best Buy Co Inc 87 6
BJ's Wholesale Club Holdings Inc
(d)
135 10
Burlington Stores Inc
(d)
177 24
CarMax Inc
(d)
29 2
Casey's General Stores Inc 17 5
Cava Group Inc
(d),(g)
36 1
Chipotle Mexican Grill Inc
(d)
1,159 2,123
Costco Wholesale Corp 16,644 9,403
Darden Restaurants Inc 154 22
Dick's Sporting Goods Inc 14 2
Dollar General Corp 603 64
Domino's Pizza Inc 96 36
Five Below Inc
(d)
148 24
Floor & Decor Holdings Inc
(d)
284 26
Freshpet Inc
(d)
41 3
Home Depot Inc/The 2,801 846
Lowe's Cos Inc 1,189 247
Lululemon Athletica Inc
(d)
17,010 6,559
McDonald's Corp 832 219
Murphy USA Inc 52 18
Ollie's Bargain Outlet Holdings Inc
(d)
64 5
O'Reilly Automotive Inc
(d)
140 127
RH
(d)
9 2
Ross Stores Inc 34,428 3,888
Starbucks Corp 3,118 285
Target Corp 1,269 140
Texas Roadhouse Inc 181 17
TJX Cos Inc/The 3,183 283
Tractor Supply Co 299 61
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Ulta Beauty Inc
(d)
137 $ 55
Victoria's Secret & Co
(d)
114 2
Wendy's Co/The 525 11
Williams-Sonoma Inc
(g)
28 4
Wingstop Inc 86 15
Yum! Brands Inc 677 85
$ 24,727
Semiconductors - 7 .73%
Advanced Micro Devices Inc
(d)
16,668 1,714
Allegro MicroSystems Inc
(d)
223 7
Applied Materials Inc 1,971 273
ASML Holding NV - NY Reg Shares 4,821 2,838
Broadcom Inc 1,118 929
Entegris Inc 26 2
KLA Corp 379 174
Lam Research Corp 351 220
Lattice Semiconductor Corp
(d)
374 32
Marvell Technology Inc 8,390 454
Microchip Technology Inc 1,058 83
Monolithic Power Systems Inc 125 58
NVIDIA Corp 60,752 26,426
NXP Semiconductors NV 29,639 5,925
QUALCOMM Inc 2,688 298
Teradyne Inc 358 36
Texas Instruments Inc 1,023 163
$ 39,632
Software - 24 .63%
Adobe Inc
(d)
22,054 11,245
Alteryx Inc
(d)
180 7
ANSYS Inc
(d)
197 59
AppLovin Corp
(d)
159 6
Atlassian Corp
(d)
38,308 7,719
Autodesk Inc
(d)
31,898 6,600
Bentley Systems Inc 490 25
Broadridge Financial Solutions Inc 269 48
Cadence Design Systems Inc
(d)
13,669 3,202
Ceridian HCM Holding Inc
(d)
42 3
Cloudflare Inc
(d)
792 50
Confluent Inc
(d)
540 16
Datadog Inc
(d)
753 69
DocuSign Inc
(d)
557 23
DoubleVerify Holdings Inc
(d)
365 10
Doximity Inc
(d)
155 3
Dropbox Inc - A Shares
(d)
630 17
Dynatrace Inc
(d)
36,248 1,694
Elastic NV
(d)
226 18
Fair Isaac Corp
(d)
66 57
Fiserv Inc
(d)
57,540 6,499
Five9 Inc
(d)
207 13
Gitlab Inc
(d)
257 12
HashiCorp Inc
(d)
206 5
HubSpot Inc
(d)
125 62
Informatica Inc
(d)
28 1
Intuit Inc 36,617 18,710
Jack Henry & Associates Inc 70 11
Magic Leap Inc
(d),(e),(f)
371 7
Manhattan Associates Inc
(d)
167 33
Microsoft Corp 146,434 46,237
MongoDB Inc
(d)
1,863 644
MSCI Inc 106 54
nCino Inc
(d),(g)
19 1
New Relic Inc
(d)
166 14
Nutanix Inc
(d)
164 6
Oracle Corp 1,726 183
Palantir Technologies Inc
(d)
5,163 83
Paychex Inc 888 102
Paycom Software Inc 141 37
Paycor HCM Inc
(d)
82 2
Pegasystems Inc 137 6

Schedule of Investments
LargeCap Growth Account I
September 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Playtika Holding Corp
(d)
65 $ 1
Procore Technologies Inc
(d)
229 15
PTC Inc
(d)
166 23
RingCentral Inc
(d)
251 7
ROBLOX Corp
(d)
1,256 36
Salesforce Inc
(d)
8,015 1,626
SentinelOne Inc
(d)
82 1
ServiceNow Inc
(d)
25,476 14,239
Smartsheet Inc
(d)
365 15
Snowflake Inc - Class A
(d)
855 131
Splunk Inc
(d)
421 62
Stripe Inc - Class B
(d),(e),(f)
5,754 126
Synopsys Inc
(d)
419 192
Teradata Corp
(d)
297 13
Twilio Inc
(d)
91 5
Tyler Technologies Inc
(d)
86 33
UiPath Inc
(d)
821 14
Unity Software Inc
(d)
348 11
Veeva Systems Inc
(d)
28,791 5,858
VMware Inc
(d)
592 99
Workday Inc
(d)
544 117
ZoomInfo Technologies Inc
(d)
473 8
$ 126,225
Telecommunications - 0 .51%
Arista Networks Inc
(d)
691 127
Iridium Communications Inc 340 15
Motorola Solutions Inc 418 114
T-Mobile US Inc 16,897 2,366
Ubiquiti Inc 11 2
$ 2,624
Transportation - 0 .08%
CH Robinson Worldwide Inc 245 21
CSX Corp 619 19
Expeditors International of Washington Inc 61 7
JB Hunt Transport Services Inc 48 9
Landstar System Inc 83 15
Old Dominion Freight Line Inc 253 103
Saia Inc
(d)
9 4
Union Pacific Corp 720 147
United Parcel Service Inc 553 86
$ 411
TOTAL COMMON STOCKS $ 496,823
Total Investments $ 512,457
Other Assets and Liabilities -  0.02% 113
TOTAL NET ASSETS - 100.00% $ 512,570
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $13 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $13 or 0.00% of net assets.
Portfolio Summary
Sector Percent
Technology 37 .86%
Consumer, Non-cyclical 22 .89%
Communications 18 .65%
Financial 7 .71%
Consumer, Cyclical 5 .75%
Industrial 3 .74%
Money Market Funds 2 .71%
Energy 0 .34%
Exchange-Traded Funds 0 .24%
Basic Materials 0 .08%
Utilities 0 .01%
Other Assets and Liabilities
0 .02%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales September 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.26% $ 11,974 $ 100,644 $ 98,753 $ 13,865
$ 11,974 $ 100,644 $ 98,753 $ 13,865
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.26% $ 438 $ — $ — $ —
$ 438 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Account I
September 30, 2023 (unaudited)
See accompanying notes.

Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Magic Leap Inc 01/20/2016-10/12/2017 $ 182 $ 7 0.00%
Nuro - Series C   0.00% 10/30/2020 228 108 0.02%
Rappi Inc - Series E   0.00% 09/08/2020 306 185 0.04%
Sila Nano Series F   0.00% 01/07/2021 204 100 0.02%
Stripe Inc - Class B 12/17/2019 90 126 0.03%
Waymo LLC Series A-2   0.00% 05/08/2020 214 113 0.02%
Total $ 639 0.13%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2023 Long 17 $ 3,677 $ (18)
Total $ (18)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .55 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .25%
iShares Core S&P 500 ETF 15,016 $ 6,448
Money Market Funds - 1 .30%
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(b)
33,727,322 33,727
TOTAL INVESTMENT COMPANIES $ 40,175
COMMON STOCKS - 98 .45 % Shares Held Value (000's)
Advertising - 0 .07%
Interpublic Group of Cos Inc/The 27,406 $ 785
Omnicom Group Inc 14,066 1,048
$ 1,833
Aerospace & Defense - 1 .41%
Boeing Co/The
(c)
40,369 7,738
General Dynamics Corp 16,133 3,565
Howmet Aerospace Inc 27,878 1,289
L3Harris Technologies Inc 13,466 2,345
Lockheed Martin Corp 15,957 6,526
Northrop Grumman Corp 10,126 4,457
RTX Corp 103,624 7,458
TransDigm Group Inc
(c)
3,927 3,311
$ 36,689
Agriculture - 0 .75%
Altria Group Inc 126,342 5,313
Archer-Daniels-Midland Co 38,168 2,878
Bunge Ltd 10,725 1,161
Philip Morris International Inc 110,518 10,232
$ 19,584
Airlines - 0 .18%
Alaska Air Group Inc
(c)
9,058 336
American Airlines Group Inc
(c)
46,516 596
Delta Air Lines Inc 45,808 1,695
Southwest Airlines Co 42,406 1,148
United Airlines Holdings Inc
(c)
23,351 987
$ 4,762
Apparel - 0 .37%
NIKE Inc 87,219 8,340
Ralph Lauren Corp 2,876 334
Tapestry Inc 16,503 474
VF Corp 23,533 416
$ 9,564
Automobile Manufacturers - 2 .36%
Cummins Inc 10,085 2,304
Ford Motor Co 279,890 3,476
General Motors Co 97,956 3,230
PACCAR Inc 37,221 3,164
Tesla Inc
(c)
196,591 49,191
$ 61,365
Automobile Parts & Equipment - 0 .10%
Aptiv PLC
(c)
20,134 1,985
BorgWarner Inc 16,732 675
$ 2,660
Banks - 3 .73%
Bank of America Corp 492,188 13,476
Bank of New York Mellon Corp/The 55,444 2,365
Citigroup Inc 137,099 5,639
Citizens Financial Group Inc 33,625 901
Comerica Inc 9,382 390
Fifth Third Bancorp 48,476 1,228
Goldman Sachs Group Inc/The 23,471 7,595
Huntington Bancshares Inc/OH 103,069 1,072
JPMorgan Chase & Co 206,896 30,004
KeyCorp 66,633 717
M&T Bank Corp 11,811 1,493
Morgan Stanley 90,834 7,418
Northern Trust Corp 14,738 1,024
PNC Financial Services Group Inc/The 28,354 3,481
Regions Financial Corp 66,808 1,149
State Street Corp 22,686 1,519
Truist Financial Corp 94,829 2,713
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
US Bancorp 110,845 $ 3,665
Wells Fargo & Co 260,484 10,643
Zions Bancorp NA 10,548 368
$ 96,860
Beverages - 1 .60%
Brown-Forman Corp - B Shares 13,027 752
Coca-Cola Co/The 277,080 15,511
Constellation Brands Inc 11,485 2,886
Keurig Dr Pepper Inc 71,622 2,261
Molson Coors Beverage Co 13,215 840
Monster Beverage Corp
(c)
52,951 2,804
PepsiCo Inc 98,005 16,606
$ 41,660
Biotechnology - 1 .54%
Amgen Inc 38,083 10,235
Biogen Inc
(c)
10,311 2,650
Bio-Rad Laboratories Inc
(c)
1,487 533
Corteva Inc 50,532 2,585
Gilead Sciences Inc 88,710 6,648
Illumina Inc
(c)
11,271 1,547
Incyte Corp
(c)
13,240 765
Moderna Inc
(c)
23,572 2,435
Regeneron Pharmaceuticals Inc
(c)
7,600 6,254
Vertex Pharmaceuticals Inc
(c)
18,375 6,390
$ 40,042
Building Materials - 0 .54%
Carrier Global Corp 59,633 3,292
Johnson Controls International plc 48,436 2,577
Martin Marietta Materials Inc 4,401 1,807
Masco Corp 16,014 856
Mohawk Industries Inc
(c)
3,764 323
Trane Technologies PLC 16,261 3,299
Vulcan Materials Co 9,460 1,911
$ 14,065
Chemicals - 1 .56%
Air Products and Chemicals Inc 15,816 4,482
Albemarle Corp 8,355 1,421
Celanese Corp 7,126 894
CF Industries Holdings Inc 13,737 1,178
Dow Inc 50,056 2,581
DuPont de Nemours Inc 32,683 2,438
Eastman Chemical Co 8,441 648
Ecolab Inc 18,059 3,059
FMC Corp 8,881 595
International Flavors & Fragrances Inc 18,173 1,239
Linde PLC 34,740 12,935
LyondellBasell Industries NV 18,233 1,727
Mosaic Co/The 23,657 842
PPG Industries Inc 16,768 2,176
Sherwin-Williams Co/The 16,841 4,295
$ 40,510
Commercial Services - 1 .70%
Automatic Data Processing Inc 29,332 7,057
Cintas Corp 6,157 2,962
CoStar Group Inc
(c)
29,072 2,235
Equifax Inc 8,737 1,600
FleetCor Technologies Inc
(c)
5,266 1,345
Gartner Inc
(c)
5,612 1,928
Global Payments Inc 18,511 2,136
MarketAxess Holdings Inc 2,683 573
Moody's Corp 11,236 3,553
PayPal Holdings Inc
(c)
78,175 4,570
Quanta Services Inc 10,338 1,934
Robert Half Inc 7,624 559
Rollins Inc 17,191 642
S&P Global Inc 23,167 8,465
United Rentals Inc 4,862 2,162
Verisk Analytics Inc 10,326 2,439
$ 44,160

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 8 .30%
Accenture PLC - Class A 44,909 $ 13,792
Apple Inc 1,046,277 179,133
Cognizant Technology Solutions Corp 35,957 2,436
DXC Technology Co
(c)
14,608 304
EPAM Systems Inc
(c)
4,127 1,055
Fortinet Inc
(c)
46,407 2,723
Hewlett Packard Enterprise Co 91,949 1,597
HP Inc 61,772 1,588
International Business Machines Corp 64,857 9,100
Leidos Holdings Inc 9,779 901
NetApp Inc 15,009 1,139
Seagate Technology Holdings PLC 13,732 906
Western Digital Corp
(c)
22,778 1,039
$ 215,713
Consumer Products - 0 .26%
Avery Dennison Corp 5,738 1,048
Church & Dwight Co Inc 17,516 1,605
Clorox Co/The 8,816 1,155
Kimberly-Clark Corp 24,077 2,910
$ 6,718
Cosmetics & Personal Care - 1 .29%
Colgate-Palmolive Co 58,856 4,185
Estee Lauder Cos Inc/The 16,508 2,386
Kenvue Inc 122,696 2,464
Procter & Gamble Co/The
(d)
167,827 24,479
$ 33,514
Distribution & Wholesale - 0 .35%
Copart Inc
(c)
61,862 2,666
Fastenal Co 40,676 2,223
LKQ Corp 19,047 943
Pool Corp 2,781 990
WW Grainger Inc 3,169 2,192
$ 9,014
Diversified Financial Services - 3 .53%
American Express Co 41,422 6,180
Ameriprise Financial Inc 7,307 2,409
BlackRock Inc 9,992 6,460
Capital One Financial Corp 27,157 2,635
Cboe Global Markets Inc 7,513 1,173
Charles Schwab Corp/The 105,865 5,812
CME Group Inc 25,612 5,128
Discover Financial Services 17,795 1,541
Franklin Resources Inc 20,249 498
Intercontinental Exchange Inc 40,746 4,483
Invesco Ltd 31,940 464
Mastercard Inc 59,235 23,452
Nasdaq Inc 24,136 1,173
Raymond James Financial Inc 13,382 1,344
Synchrony Financial 29,773 910
T Rowe Price Group Inc 15,969 1,675
Visa Inc 114,394 26,312
$ 91,649
Electric - 2 .24%
AES Corp/The 47,674 725
Alliant Energy Corp 17,991 872
Ameren Corp 18,707 1,400
American Electric Power Co Inc 36,678 2,759
CenterPoint Energy Inc 44,937 1,207
CMS Energy Corp 20,770 1,103
Consolidated Edison Inc 24,557 2,100
Constellation Energy Corp 22,896 2,498
Dominion Energy Inc 59,574 2,661
DTE Energy Co 14,679 1,457
Duke Energy Corp 54,871 4,843
Edison International 27,289 1,727
Entergy Corp 15,055 1,393
Evergy Inc 16,354 829
Eversource Energy 24,854 1,445
Exelon Corp 70,855 2,678
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
FirstEnergy Corp 36,739 $ 1,256
NextEra Energy Inc 144,077 8,254
NRG Energy Inc 16,312 628
PG&E Corp
(c)
148,882 2,401
Pinnacle West Capital Corp 8,068 594
PPL Corp 52,477 1,236
Public Service Enterprise Group Inc 35,534 2,022
Sempra 44,804 3,048
Southern Co/The 77,641 5,025
WEC Energy Group Inc 22,458 1,809
Xcel Energy Inc 39,267 2,247
$ 58,217
Electrical Components & Equipment - 0 .26%
AMETEK Inc 16,426 2,427
Emerson Electric Co 40,688 3,929
Generac Holdings Inc
(c)
4,432 483
$ 6,839
Electronics - 0 .98%
Agilent Technologies Inc 21,030 2,352
Allegion plc 6,250 651
Amphenol Corp 42,465 3,567
Fortive Corp 25,063 1,859
Garmin Ltd 10,905 1,147
Honeywell International Inc 47,271 8,733
Keysight Technologies Inc
(c)
12,699 1,680
Mettler-Toledo International Inc
(c)
1,557 1,725
TE Connectivity Ltd 22,351 2,761
Trimble Inc
(c)
17,680 952
$ 25,427
Energy - Alternate Sources - 0 .11%
Enphase Energy Inc
(c)
9,708 1,166
First Solar Inc
(c)
7,604 1,229
SolarEdge Technologies Inc
(c)
4,025 521
$ 2,916
Engineering & Construction - 0 .05%
Jacobs Solutions Inc 8,965 1,224
Entertainment - 0 .06%
Caesars Entertainment Inc
(c)
15,328 711
Live Nation Entertainment Inc
(c)
10,094 838
$ 1,549
Environmental Control - 0 .26%
Pentair PLC 11,756 761
Republic Services Inc 14,639 2,086
Waste Management Inc 26,243 4,001
$ 6,848
Food - 0 .98%
Campbell Soup Co 14,007 575
Conagra Brands Inc 34,022 933
General Mills Inc 41,662 2,666
Hershey Co/The 10,667 2,134
Hormel Foods Corp 20,613 784
J M Smucker Co/The 7,270 894
Kellanova 18,766 1,117
Kraft Heinz Co/The 56,842 1,912
Kroger Co/The 47,010 2,104
Lamb Weston Holdings Inc 10,381 960
McCormick & Co Inc/MD 17,877 1,352
Mondelez International Inc 96,854 6,722
Sysco Corp 35,962 2,375
Tyson Foods Inc 20,330 1,026
$ 25,554
Forest Products & Paper - 0 .03%
International Paper Co 24,634 874
Gas - 0 .07%
Atmos Energy Corp 10,568 1,120
NiSource Inc 29,422 726
$ 1,846

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Hand & Machine Tools - 0 .07%
Snap-on Inc 3,768 $ 961
Stanley Black & Decker Inc 10,910 912
$ 1,873
Healthcare - Products - 3 .41%
Abbott Laboratories 123,548 11,966
Align Technology Inc
(c)
5,068 1,547
Baxter International Inc 36,054 1,361
Bio-Techne Corp 11,209 763
Boston Scientific Corp
(c)
104,242 5,504
Cooper Cos Inc/The 3,525 1,121
Danaher Corp 46,785 11,607
DENTSPLY SIRONA Inc 15,074 515
Edwards Lifesciences Corp
(c)
43,282 2,999
GE HealthCare Technologies Inc 27,849 1,895
Hologic Inc
(c)
17,439 1,210
IDEXX Laboratories Inc
(c)
5,911 2,585
Insulet Corp
(c)
4,971 793
Intuitive Surgical Inc
(c)
25,015 7,312
Medtronic PLC 94,771 7,426
ResMed Inc 10,461 1,547
Revvity Inc 8,838 978
STERIS PLC 7,024 1,541
Stryker Corp 24,064 6,576
Teleflex Inc 3,346 657
Thermo Fisher Scientific Inc 27,478 13,908
Waters Corp
(c)
4,208 1,154
West Pharmaceutical Services Inc 5,259 1,973
Zimmer Biomet Holdings Inc 14,878 1,670
$ 88,608
Healthcare - Services - 2 .29%
Catalent Inc
(c)
12,835 584
Centene Corp
(c)
38,551 2,656
Charles River Laboratories International Inc
(c)
3,651 716
DaVita Inc
(c)
3,834 363
Elevance Health Inc 16,777 7,305
HCA Healthcare Inc 14,330 3,525
Humana Inc 8,822 4,292
IQVIA Holdings Inc
(c)
13,038 2,565
Laboratory Corp of America Holdings 6,308 1,268
Molina Healthcare Inc
(c)
4,151 1,361
Quest Diagnostics Inc 7,991 974
UnitedHealth Group Inc 65,948 33,250
Universal Health Services Inc 4,425 556
$ 59,415
Home Builders - 0 .26%
DR Horton Inc 21,677 2,330
Lennar Corp - A Shares 17,979 2,018
NVR Inc
(c)
231 1,377
PulteGroup Inc 15,624 1,157
$ 6,882
Home Furnishings - 0 .02%
Whirlpool Corp 3,903 522
Insurance - 3 .89%
Aflac Inc 38,488 2,954
Allstate Corp/The 18,623 2,075
American International Group Inc 50,684 3,071
Aon PLC 14,444 4,683
Arch Capital Group Ltd
(c)
26,553 2,117
Arthur J Gallagher & Co 15,341 3,497
Assurant Inc 3,775 542
Berkshire Hathaway Inc - Class B
(c)
129,834 45,481
Brown & Brown Inc 16,760 1,171
Chubb Ltd 29,243 6,088
Cincinnati Financial Corp 11,168 1,142
Everest Group Ltd 3,089 1,148
Globe Life Inc 6,191 673
Hartford Financial Services Group Inc/The 21,773 1,544
Loews Corp 13,166 834
Marsh & McLennan Cos Inc 35,167 6,692
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
MetLife Inc 44,974 $ 2,829
Principal Financial Group Inc 15,833 1,141
Progressive Corp/The 41,673 5,805
Prudential Financial Inc 25,844 2,452
Travelers Cos Inc/The 16,300 2,662
W R Berkley Corp 14,483 920
Willis Towers Watson PLC 7,463 1,559
$ 101,080
Internet - 10 .39%
Airbnb Inc
(c)
30,353 4,165
Alphabet Inc - A Shares
(c)
422,394 55,274
Alphabet Inc - C Shares
(c)
359,307 47,375
Amazon.com Inc
(c)
646,411 82,172
Booking Holdings Inc
(c)
2,542 7,839
CDW Corp/DE 9,544 1,926
eBay Inc 37,887 1,670
Etsy Inc
(c)
8,758 566
Expedia Group Inc
(c)
9,814 1,012
F5 Inc
(c)
4,223 680
Gen Digital Inc 40,062 708
Match Group Inc
(c)
19,799 776
Meta Platforms Inc
(c)
158,233 47,503
Netflix Inc
(c)
31,550 11,913
Palo Alto Networks Inc
(c)
21,774 5,105
VeriSign Inc
(c)
6,389 1,294
$ 269,978
Iron & Steel - 0 .15%
Nucor Corp 17,708 2,769
Steel Dynamics Inc 11,086 1,188
$ 3,957
Leisure Products & Services - 0 .12%
Carnival Corp
(c)
71,710 984
Norwegian Cruise Line Holdings Ltd
(c)
30,283 499
Royal Caribbean Cruises Ltd
(c)
16,778 1,546
$ 3,029
Lodging - 0 .34%
Hilton Worldwide Holdings Inc 18,619 2,796
Las Vegas Sands Corp 23,403 1,073
Marriott International Inc/MD 17,836 3,506
MGM Resorts International 19,986 735
Wynn Resorts Ltd 6,895 637
$ 8,747
Machinery - Construction & Mining - 0 .38%
Caterpillar Inc 36,320 9,915
Machinery - Diversified - 0 .78%
Deere & Co 19,411 7,325
Dover Corp 9,959 1,389
IDEX Corp 5,383 1,120
Ingersoll Rand Inc 28,792 1,835
Nordson Corp 3,853 860
Otis Worldwide Corp 29,314 2,354
Rockwell Automation Inc 8,178 2,338
Westinghouse Air Brake Technologies Corp 12,754 1,355
Xylem Inc/NY 17,144 1,561
$ 20,137
Media - 1 .22%
Charter Communications Inc
(c)
7,246 3,187
Comcast Corp - Class A 293,012 12,992
FactSet Research Systems Inc 2,716 1,188
Fox Corp - A Shares 18,061 563
Fox Corp - B Shares 9,393 271
News Corp - A Shares 27,122 544
News Corp - B Shares 8,224 172
Paramount Global - Class B 34,332 443
Walt Disney Co/The
(c)
130,270 10,558
Warner Bros Discovery Inc
(c)
157,910 1,715
$ 31,633

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 0 .23%
Freeport-McMoRan Inc 102,067 $ 3,806
Newmont Corp 56,581 2,091
$ 5,897
Miscellaneous Manufacturers - 1 .17%
3M Co 39,298 3,679
A O Smith Corp 8,870 587
Axon Enterprise Inc
(c)
5,004 996
Eaton Corp PLC 28,407 6,059
General Electric Co 77,487 8,566
Illinois Tool Works Inc 19,591 4,512
Parker-Hannifin Corp 9,134 3,558
Teledyne Technologies Inc
(c)
3,352 1,369
Textron Inc 14,102 1,102
$ 30,428
Office & Business Equipment - 0 .03%
Zebra Technologies Corp
(c)
3,655 865
Oil & Gas - 3 .87%
APA Corp 21,876 899
Chevron Corp 126,317 21,300
ConocoPhillips 85,255 10,213
Coterra Energy Inc 53,927 1,459
Devon Energy Corp 45,615 2,176
Diamondback Energy Inc 12,731 1,972
EOG Resources Inc 41,454 5,255
EQT Corp 25,749 1,045
Exxon Mobil Corp 285,003 33,511
Hess Corp 19,675 3,010
Marathon Oil Corp 43,122 1,153
Marathon Petroleum Corp 28,467 4,308
Occidental Petroleum Corp 47,239 3,065
Phillips 66 31,703 3,809
Pioneer Natural Resources Co 16,599 3,810
Valero Energy Corp 25,142 3,563
$ 100,548
Oil & Gas Services - 0 .42%
Baker Hughes Co 71,882 2,539
Halliburton Co 63,972 2,591
Schlumberger NV 101,180 5,899
$ 11,029
Packaging & Containers - 0 .16%
Amcor PLC 104,758 959
Ball Corp 22,431 1,117
Packaging Corp of America 6,402 983
Sealed Air Corp 10,280 338
Westrock Co 18,246 653
$ 4,050
Pharmaceuticals - 5 .86%
AbbVie Inc 125,661 18,731
Becton Dickinson & Co 20,653 5,339
Bristol-Myers Squibb Co 148,732 8,632
Cardinal Health Inc 18,127 1,574
Cencora Inc 11,867 2,136
Cigna Group/The 21,073 6,028
CVS Health Corp 91,442 6,385
Dexcom Inc
(c)
27,615 2,576
Eli Lilly & Co 56,770 30,493
Henry Schein Inc
(c)
9,297 690
Johnson & Johnson 171,437 26,701
McKesson Corp 9,605 4,177
Merck & Co Inc 180,656 18,599
Organon & Co 18,196 316
Pfizer Inc 401,958 13,333
Viatris Inc 85,400 842
Zoetis Inc 32,773 5,702
$ 152,254
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .35%
Kinder Morgan Inc 138,010 $ 2,288
ONEOK Inc 41,456 2,630
Targa Resources Corp 15,928 1,365
Williams Cos Inc/The 86,603 2,918
$ 9,201
Private Equity - 0 .21%
Blackstone Inc 50,529 5,414
Real Estate - 0 .06%
CBRE Group Inc
(c)
22,059 1,629
REITs - 2 .19%
Alexandria Real Estate Equities Inc 11,087 1,110
American Tower Corp 33,188 5,458
AvalonBay Communities Inc 10,111 1,736
Boston Properties Inc 10,273 611
Camden Property Trust 7,602 719
Crown Castle Inc 30,876 2,842
Digital Realty Trust Inc 21,550 2,608
Equinix Inc 6,662 4,838
Equity Residential 24,555 1,442
Essex Property Trust Inc 4,570 969
Extra Space Storage Inc 15,042 1,829
Federal Realty Investment Trust 5,224 473
Healthpeak Properties Inc 38,948 715
Host Hotels & Resorts Inc 50,663 814
Invitation Homes Inc 40,954 1,298
Iron Mountain Inc 20,779 1,235
Kimco Realty Corp 44,133 776
Mid-America Apartment Communities Inc 8,307 1,069
Prologis Inc 65,774 7,380
Public Storage 11,267 2,969
Realty Income Corp 50,460 2,520
Regency Centers Corp 11,697 695
SBA Communications Corp 7,717 1,545
Simon Property Group Inc 23,295 2,517
UDR Inc 21,581 770
Ventas Inc 28,646 1,207
VICI Properties Inc 72,149 2,100
Welltower Inc 36,929 3,025
Weyerhaeuser Co 52,026 1,595
$ 56,865
Retail - 4 .84%
AutoZone Inc
(c)
1,293 3,284
Bath & Body Works Inc 16,298 551
Best Buy Co Inc 13,827 961
CarMax Inc
(c)
11,264 797
Chipotle Mexican Grill Inc
(c)
1,965 3,600
Costco Wholesale Corp 31,550 17,824
Darden Restaurants Inc 8,606 1,233
Dollar General Corp 15,616 1,652
Dollar Tree Inc
(c)
14,904 1,586
Domino's Pizza Inc 2,499 947
Genuine Parts Co 9,999 1,444
Home Depot Inc/The 71,578 21,628
Lowe's Cos Inc 41,719 8,671
McDonald's Corp 51,884 13,668
O'Reilly Automotive Inc
(c)
4,301 3,909
Ross Stores Inc 24,253 2,739
Starbucks Corp 81,547 7,443
Target Corp 32,861 3,633
TJX Cos Inc/The 81,820 7,272
Tractor Supply Co 7,747 1,573
Ulta Beauty Inc
(c)
3,546 1,416
Walgreens Boots Alliance Inc 51,012 1,134
Walmart Inc 101,607 16,250
Yum! Brands Inc 19,950 2,493
$ 125,708

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 7 .18%
Advanced Micro Devices Inc
(c)
115,024 $ 11,827
Analog Devices Inc 35,699 6,250
Applied Materials Inc 59,786 8,277
Broadcom Inc 29,381 24,403
Intel Corp 298,158 10,599
KLA Corp 9,734 4,465
Lam Research Corp 9,491 5,949
Microchip Technology Inc 38,754 3,025
Micron Technology Inc 77,980 5,305
Monolithic Power Systems Inc 3,400 1,571
NVIDIA Corp 175,850 76,493
NXP Semiconductors NV 18,355 3,669
ON Semiconductor Corp
(c)
30,723 2,856
Qorvo Inc
(c)
6,971 665
QUALCOMM Inc 79,454 8,824
Skyworks Solutions Inc 11,348 1,119
Teradyne Inc 10,965 1,102
Texas Instruments Inc 64,643 10,279
$ 186,678
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 2,839 581
Software - 10 .63%
Activision Blizzard Inc 50,932 4,769
Adobe Inc
(c)
32,450 16,546
Akamai Technologies Inc
(c)
10,822 1,153
ANSYS Inc
(c)
6,180 1,839
Autodesk Inc
(c)
15,217 3,148
Broadridge Financial Solutions Inc 8,410 1,506
Cadence Design Systems Inc
(c)
19,350 4,534
Ceridian HCM Holding Inc
(c)
11,077 752
Electronic Arts Inc 17,552 2,113
Fair Isaac Corp
(c)
1,770 1,537
Fidelity National Information Services Inc 42,181 2,331
Fiserv Inc
(c)
43,402 4,903
Intuit Inc 19,939 10,188
Jack Henry & Associates Inc 5,189 784
Microsoft Corp 528,954 167,017
MSCI Inc 5,631 2,889
Oracle Corp 112,077 11,871
Paychex Inc 22,846 2,635
Paycom Software Inc 3,505 909
PTC Inc
(c)
8,459 1,198
Roper Technologies Inc 7,598 3,680
Salesforce Inc
(c)
69,344 14,062
ServiceNow Inc
(c)
14,524 8,118
Synopsys Inc
(c)
10,833 4,972
Take-Two Interactive Software Inc
(c)
11,245 1,579
Tyler Technologies Inc
(c)
2,994 1,156
$ 276,189
Telecommunications - 1 .81%
Arista Networks Inc
(c)
17,851 3,283
AT&T Inc 508,965 7,645
Cisco Systems Inc 290,119 15,597
Corning Inc 54,653 1,665
Juniper Networks Inc 22,880 636
Motorola Solutions Inc 11,891 3,237
T-Mobile US Inc 36,854 5,162
Verizon Communications Inc 299,302 9,700
$ 46,925
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 9,285 614
Transportation - 1 .33%
CH Robinson Worldwide Inc 8,290 714
CSX Corp 142,839 4,392
Expeditors International of Washington Inc 10,530 1,207
FedEx Corp 16,474 4,364
JB Hunt Transport Services Inc 5,813 1,096
Norfolk Southern Corp 16,163 3,183
Old Dominion Freight Line Inc 6,380 2,610
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Union Pacific Corp 43,390 $ 8,836
United Parcel Service Inc 51,494 8,027
$ 34,429
Water - 0 .07%
American Water Works Co Inc 13,860 1,716
TOTAL COMMON STOCKS $ 2,558,452
Total Investments $ 2,598,627
Other Assets and Liabilities -  0.00% 59
TOTAL NET ASSETS - 100.00% $ 2,598,686
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$9,021 or 0.35% of net assets.
Portfolio Summary
Sector Percent
Technology 26 .14%
Consumer, Non-cyclical 19 .68%
Financial 13 .61%
Communications 13 .49%
Consumer, Cyclical 9 .02%
Industrial 7 .41%
Energy 4 .75%
Utilities 2 .38%
Basic Materials 1 .97%
Money Market Funds 1 .30%
Exchange-Traded Funds 0 .25%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales September 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.26% $ 88,905 $ 288,278 $ 343,456 $ 33,727
$ 88,905 $ 288,278 $ 343,456 $ 33,727
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.26% $ 1,683 $ — $ — $ —
$ 1,683 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2023 Long 156 $ 33,739 $ (1,344)
Total $ (1,344)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6 .21 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .32%
iShares Core S&P 500 ETF 1,316 $ 565
Money Market Funds - 5 .89%
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(b)
10,114,884 10,115
TOTAL INVESTMENT COMPANIES $ 10,680
COMMON STOCKS - 92 .81 % Shares Held Value (000's)
Advertising - 0 .07%
Interpublic Group of Cos Inc/The 1,709 $ 49
Omnicom Group Inc 877 65
$ 114
Aerospace & Defense - 1 .33%
Boeing Co/The
(c)
2,516 482
General Dynamics Corp 1,004 222
Howmet Aerospace Inc 1,736 80
L3Harris Technologies Inc 840 146
Lockheed Martin Corp 995 407
Northrop Grumman Corp 632 278
RTX Corp 6,459 465
TransDigm Group Inc
(c)
244 206
$ 2,286
Agriculture - 0 .71%
Altria Group Inc 7,874 331
Archer-Daniels-Midland Co 2,379 180
Bunge Ltd 668 72
Philip Morris International Inc 6,889 638
$ 1,221
Airlines - 0 .17%
Alaska Air Group Inc
(c)
564 21
American Airlines Group Inc
(c)
2,903 37
Delta Air Lines Inc 2,856 106
Southwest Airlines Co 2,647 71
United Airlines Holdings Inc
(c)
1,458 62
$ 297
Apparel - 0 .35%
NIKE Inc 5,437 520
Ralph Lauren Corp 180 21
Tapestry Inc 1,030 29
VF Corp 1,465 26
$ 596
Automobile Manufacturers - 2 .23%
Cummins Inc 629 144
Ford Motor Co 17,444 217
General Motors Co 6,106 201
PACCAR Inc 2,320 197
Tesla Inc
(c)
12,251 3,065
$ 3,824
Automobile Parts & Equipment - 0 .10%
Aptiv PLC
(c)
1,254 124
BorgWarner Inc 1,041 42
$ 166
Banks - 3 .51%
Bank of America Corp 30,674 840
Bank of New York Mellon Corp/The 3,454 147
Citigroup Inc 8,545 352
Citizens Financial Group Inc 2,096 56
Comerica Inc 584 24
Fifth Third Bancorp 3,022 77
Goldman Sachs Group Inc/The 1,463 473
Huntington Bancshares Inc/OH 6,424 67
JPMorgan Chase & Co 12,895 1,870
KeyCorp 4,160 45
M&T Bank Corp 736 93
Morgan Stanley 5,662 462
Northern Trust Corp 919 64
PNC Financial Services Group Inc/The 1,768 217
Regions Financial Corp 4,165 72
State Street Corp 1,414 95
Truist Financial Corp 5,911 169
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
US Bancorp 6,907 $ 228
Wells Fargo & Co 16,234 663
Zions Bancorp NA 658 23
$ 6,037
Beverages - 1 .51%
Brown-Forman Corp - B Shares 811 47
Coca-Cola Co/The 17,269 967
Constellation Brands Inc 716 180
Keurig Dr Pepper Inc 4,463 141
Molson Coors Beverage Co 824 52
Monster Beverage Corp
(c)
3,301 175
PepsiCo Inc 6,109 1,035
$ 2,597
Biotechnology - 1 .45%
Amgen Inc 2,374 638
Biogen Inc
(c)
643 165
Bio-Rad Laboratories Inc
(c)
93 33
Corteva Inc 3,150 161
Gilead Sciences Inc 5,530 414
Illumina Inc
(c)
701 96
Incyte Corp
(c)
824 48
Moderna Inc
(c)
1,468 152
Regeneron Pharmaceuticals Inc
(c)
474 390
Vertex Pharmaceuticals Inc
(c)
1,146 399
$ 2,496
Building Materials - 0 .51%
Carrier Global Corp 3,714 205
Johnson Controls International plc 3,019 161
Martin Marietta Materials Inc 275 113
Masco Corp 999 53
Mohawk Industries Inc
(c)
233 20
Trane Technologies PLC 1,013 206
Vulcan Materials Co 590 119
$ 877
Chemicals - 1 .47%
Air Products and Chemicals Inc 985 279
Albemarle Corp 520 88
Celanese Corp 443 56
CF Industries Holdings Inc 857 73
Dow Inc 3,120 161
DuPont de Nemours Inc 2,038 152
Eastman Chemical Co 528 41
Ecolab Inc 1,124 190
FMC Corp 555 37
International Flavors & Fragrances Inc 1,133 77
Linde PLC 2,166 807
LyondellBasell Industries NV 1,135 107
Mosaic Co/The 1,477 53
PPG Industries Inc 1,046 136
Sherwin-Williams Co/The 1,048 267
$ 2,524
Commercial Services - 1 .60%
Automatic Data Processing Inc 1,829 440
Cintas Corp 384 185
CoStar Group Inc
(c)
1,812 139
Equifax Inc 544 100
FleetCor Technologies Inc
(c)
328 84
Gartner Inc
(c)
350 120
Global Payments Inc 1,154 133
MarketAxess Holdings Inc 168 36
Moody's Corp 701 221
PayPal Holdings Inc
(c)
4,873 285
Quanta Services Inc 643 120
Robert Half Inc 476 35
Rollins Inc 1,070 40
S&P Global Inc 1,444 528
United Rentals Inc 304 135
Verisk Analytics Inc 643 152
$ 2,753

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 7 .82%
Accenture PLC - Class A 2,799 $ 860
Apple Inc 65,210 11,165
Cognizant Technology Solutions Corp 2,242 152
DXC Technology Co
(c)
911 19
EPAM Systems Inc
(c)
256 65
Fortinet Inc
(c)
2,893 170
Hewlett Packard Enterprise Co 5,732 99
HP Inc 3,851 99
International Business Machines Corp 4,041 567
Leidos Holdings Inc 609 56
NetApp Inc 936 71
Seagate Technology Holdings PLC 855 56
Western Digital Corp
(c)
1,422 65
$ 13,444
Consumer Products - 0 .24%
Avery Dennison Corp 358 65
Church & Dwight Co Inc 1,090 100
Clorox Co/The 548 72
Kimberly-Clark Corp 1,499 181
$ 418
Cosmetics & Personal Care - 1 .22%
Colgate-Palmolive Co 3,669 261
Estee Lauder Cos Inc/The 1,029 149
Kenvue Inc 7,647 153
Procter & Gamble Co/The 10,460 1,526
$ 2,089
Distribution & Wholesale - 0 .33%
Copart Inc
(c)
3,854 166
Fastenal Co 2,536 138
LKQ Corp 1,186 59
Pool Corp 174 62
WW Grainger Inc 198 137
$ 562
Diversified Financial Services - 3 .33%
American Express Co 2,582 385
Ameriprise Financial Inc 456 151
BlackRock Inc 623 403
Capital One Financial Corp 1,693 164
Cboe Global Markets Inc 468 73
Charles Schwab Corp/The 6,599 362
CME Group Inc 1,597 320
Discover Financial Services 1,110 96
Franklin Resources Inc 1,263 31
Intercontinental Exchange Inc 2,538 279
Invesco Ltd 1,991 29
Mastercard Inc 3,693 1,462
Nasdaq Inc 1,504 73
Raymond James Financial Inc 835 84
Synchrony Financial 1,856 57
T Rowe Price Group Inc 996 105
Visa Inc 7,131 1,640
$ 5,714
Electric - 2 .11%
AES Corp/The 2,971 45
Alliant Energy Corp 1,120 54
Ameren Corp 1,166 87
American Electric Power Co Inc 2,288 172
CenterPoint Energy Inc 2,801 75
CMS Energy Corp 1,296 69
Consolidated Edison Inc 1,531 131
Constellation Energy Corp 1,428 156
Dominion Energy Inc 3,714 166
DTE Energy Co 915 91
Duke Energy Corp 3,420 302
Edison International 1,701 108
Entergy Corp 940 87
Evergy Inc 1,020 52
Eversource Energy 1,550 90
Exelon Corp 4,417 167
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
FirstEnergy Corp 2,290 $ 78
NextEra Energy Inc 8,980 514
NRG Energy Inc 1,017 39
PG&E Corp
(c)
9,277 150
Pinnacle West Capital Corp 501 37
PPL Corp 3,271 77
Public Service Enterprise Group Inc 2,215 126
Sempra 2,793 190
Southern Co/The 4,840 313
WEC Energy Group Inc 1,401 113
Xcel Energy Inc 2,448 140
$ 3,629
Electrical Components & Equipment - 0 .25%
AMETEK Inc 1,023 151
Emerson Electric Co 2,537 245
Generac Holdings Inc
(c)
275 30
$ 426
Electronics - 0 .92%
Agilent Technologies Inc 1,310 147
Allegion plc 389 41
Amphenol Corp 2,648 222
Fortive Corp 1,563 116
Garmin Ltd 679 71
Honeywell International Inc 2,947 544
Keysight Technologies Inc
(c)
790 105
Mettler-Toledo International Inc
(c)
97 108
TE Connectivity Ltd 1,394 172
Trimble Inc
(c)
1,102 59
$ 1,585
Energy - Alternate Sources - 0 .11%
Enphase Energy Inc
(c)
606 73
First Solar Inc
(c)
473 77
SolarEdge Technologies Inc
(c)
250 32
$ 182
Engineering & Construction - 0 .04%
Jacobs Solutions Inc 559 76
Entertainment - 0 .06%
Caesars Entertainment Inc
(c)
956 44
Live Nation Entertainment Inc
(c)
630 53
$ 97
Environmental Control - 0 .25%
Pentair PLC 733 48
Republic Services Inc 912 130
Waste Management Inc 1,636 249
$ 427
Food - 0 .93%
Campbell Soup Co 874 36
Conagra Brands Inc 2,120 58
General Mills Inc 2,597 166
Hershey Co/The 663 133
Hormel Foods Corp 1,286 49
J M Smucker Co/The 454 56
Kellanova 1,168 69
Kraft Heinz Co/The 3,543 119
Kroger Co/The 2,929 131
Lamb Weston Holdings Inc 646 60
McCormick & Co Inc/MD 1,114 84
Mondelez International Inc 6,037 419
Sysco Corp 2,242 148
Tyson Foods Inc 1,269 64
$ 1,592
Forest Products & Paper - 0 .03%
International Paper Co 1,536 54
Gas - 0 .07%
Atmos Energy Corp 657 70
NiSource Inc 1,837 45
$ 115

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Hand & Machine Tools - 0 .07%
Snap-on Inc 235 $ 60
Stanley Black & Decker Inc 680 57
$ 117
Healthcare - Products - 3 .21%
Abbott Laboratories 7,700 746
Align Technology Inc
(c)
316 97
Baxter International Inc 2,250 85
Bio-Techne Corp 698 48
Boston Scientific Corp
(c)
6,496 343
Cooper Cos Inc/The 220 70
Danaher Corp 2,917 724
DENTSPLY SIRONA Inc 940 32
Edwards Lifesciences Corp
(c)
2,697 187
GE HealthCare Technologies Inc 1,736 118
Hologic Inc
(c)
1,087 75
IDEXX Laboratories Inc
(c)
369 161
Insulet Corp
(c)
310 49
Intuitive Surgical Inc
(c)
1,560 456
Medtronic PLC 5,907 463
ResMed Inc 652 96
Revvity Inc 551 61
STERIS PLC 438 96
Stryker Corp 1,500 410
Teleflex Inc 208 41
Thermo Fisher Scientific Inc 1,713 867
Waters Corp
(c)
263 72
West Pharmaceutical Services Inc 328 123
Zimmer Biomet Holdings Inc 928 104
$ 5,524
Healthcare - Services - 2 .16%
Catalent Inc
(c)
798 36
Centene Corp
(c)
2,403 165
Charles River Laboratories International Inc
(c)
226 44
DaVita Inc
(c)
239 23
Elevance Health Inc 1,046 455
HCA Healthcare Inc 894 220
Humana Inc 550 268
IQVIA Holdings Inc
(c)
813 160
Laboratory Corp of America Holdings 392 79
Molina Healthcare Inc
(c)
259 85
Quest Diagnostics Inc 497 60
UnitedHealth Group Inc 4,111 2,073
Universal Health Services Inc 276 35
$ 3,703
Home Builders - 0 .25%
DR Horton Inc 1,352 145
Lennar Corp - A Shares 1,121 126
NVR Inc
(c)
14 84
PulteGroup Inc 974 72
$ 427
Home Furnishings - 0 .02%
Whirlpool Corp 242 32
Insurance - 3 .67%
Aflac Inc 2,398 184
Allstate Corp/The 1,161 129
American International Group Inc 3,160 192
Aon PLC 901 292
Arch Capital Group Ltd
(c)
1,655 132
Arthur J Gallagher & Co 955 218
Assurant Inc 234 34
Berkshire Hathaway Inc - Class B
(c)
8,091 2,834
Brown & Brown Inc 1,045 73
Chubb Ltd 1,823 380
Cincinnati Financial Corp 697 71
Everest Group Ltd 193 72
Globe Life Inc 386 42
Hartford Financial Services Group Inc/The 1,358 96
Loews Corp 821 52
Marsh & McLennan Cos Inc 2,192 417
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
MetLife Inc 2,804 $ 176
Principal Financial Group Inc 987 71
Progressive Corp/The 2,598 362
Prudential Financial Inc 1,611 153
Travelers Cos Inc/The 1,016 166
W R Berkley Corp 901 57
Willis Towers Watson PLC 466 97
$ 6,300
Internet - 9 .79%
Airbnb Inc
(c)
1,890 259
Alphabet Inc - A Shares
(c)
26,325 3,445
Alphabet Inc - C Shares
(c)
22,393 2,953
Amazon.com Inc
(c)
40,286 5,121
Booking Holdings Inc
(c)
159 490
CDW Corp/DE 595 120
eBay Inc 2,362 104
Etsy Inc
(c)
546 35
Expedia Group Inc
(c)
612 63
F5 Inc
(c)
264 43
Gen Digital Inc 2,497 44
Match Group Inc
(c)
1,235 49
Meta Platforms Inc
(c)
9,861 2,960
Netflix Inc
(c)
1,967 743
Palo Alto Networks Inc
(c)
1,356 318
VeriSign Inc
(c)
399 81
$ 16,828
Iron & Steel - 0 .14%
Nucor Corp 1,104 173
Steel Dynamics Inc 691 74
$ 247
Leisure Products & Services - 0 .11%
Carnival Corp
(c)
4,470 62
Norwegian Cruise Line Holdings Ltd
(c)
1,887 31
Royal Caribbean Cruises Ltd
(c)
1,044 96
$ 189
Lodging - 0 .32%
Hilton Worldwide Holdings Inc 1,161 174
Las Vegas Sands Corp 1,461 67
Marriott International Inc/MD 1,112 218
MGM Resorts International 1,246 46
Wynn Resorts Ltd 430 40
$ 545
Machinery - Construction & Mining - 0 .36%
Caterpillar Inc 2,264 618
Machinery - Diversified - 0 .73%
Deere & Co 1,208 456
Dover Corp 620 87
IDEX Corp 334 69
Ingersoll Rand Inc 1,795 114
Nordson Corp 239 53
Otis Worldwide Corp 1,828 147
Rockwell Automation Inc 510 146
Westinghouse Air Brake Technologies Corp 795 85
Xylem Inc/NY 1,067 97
$ 1,254
Media - 1 .15%
Charter Communications Inc
(c)
452 199
Comcast Corp - Class A 18,262 810
FactSet Research Systems Inc 170 74
Fox Corp - A Shares 1,126 35
Fox Corp - B Shares 586 17
News Corp - A Shares 1,691 34
News Corp - B Shares 513 11
Paramount Global - Class B 2,140 27
Walt Disney Co/The
(c)
8,119 658
Warner Bros Discovery Inc
(c)
9,842 107
$ 1,972

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 0 .21%
Freeport-McMoRan Inc 6,362 $ 237
Newmont Corp 3,527 131
$ 368
Miscellaneous Manufacturers - 1 .10%
3M Co 2,449 229
A O Smith Corp 553 37
Axon Enterprise Inc
(c)
311 62
Eaton Corp PLC 1,771 378
General Electric Co 4,830 534
Illinois Tool Works Inc 1,222 281
Parker-Hannifin Corp 570 222
Teledyne Technologies Inc
(c)
209 85
Textron Inc 879 69
$ 1,897
Office & Business Equipment - 0 .03%
Zebra Technologies Corp
(c)
228 54
Oil & Gas - 3 .65%
APA Corp 1,364 56
Chevron Corp 7,873 1,327
ConocoPhillips 5,314 637
Coterra Energy Inc 3,362 91
Devon Energy Corp 2,844 136
Diamondback Energy Inc 794 123
EOG Resources Inc 2,584 327
EQT Corp 1,605 65
Exxon Mobil Corp
(d)
17,763 2,089
Hess Corp 1,227 188
Marathon Oil Corp 2,688 72
Marathon Petroleum Corp 1,775 269
Occidental Petroleum Corp 2,945 191
Phillips 66 1,976 237
Pioneer Natural Resources Co 1,035 238
Valero Energy Corp 1,568 222
$ 6,268
Oil & Gas Services - 0 .40%
Baker Hughes Co 4,481 158
Halliburton Co 3,988 161
Schlumberger NV 6,307 368
$ 687
Packaging & Containers - 0 .15%
Amcor PLC 6,529 60
Ball Corp 1,398 69
Packaging Corp of America 398 61
Sealed Air Corp 639 21
Westrock Co 1,138 41
$ 252
Pharmaceuticals - 5 .52%
AbbVie Inc 7,832 1,167
Becton Dickinson & Co 1,286 332
Bristol-Myers Squibb Co 9,270 538
Cardinal Health Inc 1,131 98
Cencora Inc 738 133
Cigna Group/The 1,314 376
CVS Health Corp 5,700 398
Dexcom Inc
(c)
1,722 161
Eli Lilly & Co 3,538 1,900
Henry Schein Inc
(c)
580 43
Johnson & Johnson 10,685 1,664
McKesson Corp 599 261
Merck & Co Inc 11,260 1,159
Organon & Co 1,132 20
Pfizer Inc 25,051 831
Viatris Inc 5,323 53
Zoetis Inc 2,043 355
$ 9,489
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .33%
Kinder Morgan Inc 8,602 $ 142
ONEOK Inc 2,583 164
Targa Resources Corp 993 85
Williams Cos Inc/The 5,398 182
$ 573
Private Equity - 0 .20%
Blackstone Inc 3,148 337
Real Estate - 0 .06%
CBRE Group Inc
(c)
1,375 102
REITs - 2 .06%
Alexandria Real Estate Equities Inc 691 69
American Tower Corp 2,069 340
AvalonBay Communities Inc 631 108
Boston Properties Inc 639 38
Camden Property Trust 474 45
Crown Castle Inc 1,925 177
Digital Realty Trust Inc 1,342 162
Equinix Inc 416 302
Equity Residential 1,529 90
Essex Property Trust Inc 285 61
Extra Space Storage Inc 938 114
Federal Realty Investment Trust 324 29
Healthpeak Properties Inc 2,432 45
Host Hotels & Resorts Inc 3,158 51
Invitation Homes Inc 2,553 81
Iron Mountain Inc 1,296 77
Kimco Realty Corp 2,751 48
Mid-America Apartment Communities Inc 517 67
Prologis Inc 4,100 460
Public Storage 703 185
Realty Income Corp 3,144 157
Regency Centers Corp 728 43
SBA Communications Corp 480 96
Simon Property Group Inc 1,452 157
UDR Inc 1,346 48
Ventas Inc 1,784 75
VICI Properties Inc 4,496 131
Welltower Inc 2,300 189
Weyerhaeuser Co 3,243 100
$ 3,545
Retail - 4 .56%
AutoZone Inc
(c)
81 206
Bath & Body Works Inc 1,016 34
Best Buy Co Inc 862 60
CarMax Inc
(c)
702 50
Chipotle Mexican Grill Inc
(c)
122 223
Costco Wholesale Corp 1,967 1,111
Darden Restaurants Inc 537 77
Dollar General Corp 974 103
Dollar Tree Inc
(c)
928 99
Domino's Pizza Inc 156 59
Genuine Parts Co 623 90
Home Depot Inc/The 4,462 1,348
Lowe's Cos Inc 2,601 541
McDonald's Corp 3,234 852
O'Reilly Automotive Inc
(c)
268 244
Ross Stores Inc 1,512 171
Starbucks Corp 5,083 464
Target Corp 2,049 226
TJX Cos Inc/The 5,100 453
Tractor Supply Co 483 98
Ulta Beauty Inc
(c)
221 88
Walgreens Boots Alliance Inc 3,180 71
Walmart Inc 6,332 1,013
Yum! Brands Inc 1,244 155
$ 7,836

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 6 .77%
Advanced Micro Devices Inc
(c)
7,168 $ 737
Analog Devices Inc 2,226 390
Applied Materials Inc 3,727 516
Broadcom Inc 1,832 1,522
Intel Corp 18,581 660
KLA Corp 607 278
Lam Research Corp 592 371
Microchip Technology Inc 2,416 189
Micron Technology Inc 4,861 331
Monolithic Power Systems Inc 211 97
NVIDIA Corp 10,960 4,767
NXP Semiconductors NV 1,144 229
ON Semiconductor Corp
(c)
1,915 178
Qorvo Inc
(c)
435 41
QUALCOMM Inc 4,953 550
Skyworks Solutions Inc 706 70
Teradyne Inc 684 69
Texas Instruments Inc 4,030 641
$ 11,636
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 175 36
Software - 10 .02%
Activision Blizzard Inc 3,174 297
Adobe Inc
(c)
2,022 1,031
Akamai Technologies Inc
(c)
674 72
ANSYS Inc
(c)
386 115
Autodesk Inc
(c)
949 196
Broadridge Financial Solutions Inc 523 94
Cadence Design Systems Inc
(c)
1,207 283
Ceridian HCM Holding Inc
(c)
689 47
Electronic Arts Inc 1,094 132
Fair Isaac Corp
(c)
111 96
Fidelity National Information Services Inc 2,630 145
Fiserv Inc
(c)
2,706 306
Intuit Inc 1,243 635
Jack Henry & Associates Inc 322 49
Microsoft Corp
(d)
32,968 10,410
MSCI Inc 351 180
Oracle Corp 6,984 740
Paychex Inc 1,424 164
Paycom Software Inc 218 56
PTC Inc
(c)
526 75
Roper Technologies Inc 474 230
Salesforce Inc
(c)
4,323 877
ServiceNow Inc
(c)
906 506
Synopsys Inc
(c)
676 310
Take-Two Interactive Software Inc
(c)
701 98
Tyler Technologies Inc
(c)
187 72
$ 17,216
Telecommunications - 1 .70%
Arista Networks Inc
(c)
1,111 204
AT&T Inc 31,720 476
Cisco Systems Inc 18,081 972
Corning Inc 3,404 104
Juniper Networks Inc 1,430 40
Motorola Solutions Inc 742 202
T-Mobile US Inc 2,298 322
Verizon Communications Inc 18,654 605
$ 2,925
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 578 38
Transportation - 1 .25%
CH Robinson Worldwide Inc 517 45
CSX Corp 8,903 274
Expeditors International of Washington Inc 657 75
FedEx Corp 1,027 272
JB Hunt Transport Services Inc 363 68
Norfolk Southern Corp 1,008 199
Old Dominion Freight Line Inc 398 163
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Union Pacific Corp 2,705 $ 551
United Parcel Service Inc 3,210 500
$ 2,147
Water - 0 .06%
American Water Works Co Inc 864 107
TOTAL COMMON STOCKS $ 159,467
TOTAL PURCHASED OPTIONS - 0.53% $ 907
Total Investments $ 171,054
Other Assets and Liabilities -  0.45% 775
TOTAL NET ASSETS - 100.00% $ 171,829
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$3,020 or 1.76% of net assets.
Portfolio Summary
Sector Percent
Technology 24 .64%
Consumer, Non-cyclical 18 .55%
Financial 12 .83%
Communications 12 .71%
Consumer, Cyclical 8 .52%
Industrial 6 .98%
Money Market Funds 5 .89%
Energy 4 .49%
Utilities 2 .24%
Basic Materials 1 .85%
Purchased Options 0 .53%
Exchange-Traded Funds 0 .32%
Other Assets and Liabilities
0 .45%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales September 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.26% $ 10,782 $ 51,735 $ 52,402 $ 10,115
$ 10,782 $ 51,735 $ 52,402 $ 10,115
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.26% $ 387 $ — $ — $ —
$ 387 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Index N/A 50 $ 5 $ 4,550 .00 10/23/2023 $ 198 $ 5 $ (193)
Put - S&P 500 Index N/A 200 20 $ 4,250 .00 10/23/2023 1,159 902 (257)
Total $ 1,357 $ 907 $ (450)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Index N/A 50 $ 5 $ 4,600 .00 10/23/2023 $ (125) $ (2) $ 123
Put - S&P 500 Index N/A 200 20 $ 4,150 .00 10/23/2023 (804) (443) 361
Total $ (929) $ (445) $ 484
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2023 Long 13 $ 2,812 $ (117)
Total $ (117)
Amounts in thousands except contracts.

Schedule of Investments
MidCap Account
September 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .37 % Shares Held Value (000's)
Money Market Funds - 0 .37%
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(b)
2,006,338 $ 2,006
TOTAL INVESTMENT COMPANIES $ 2,006
COMMON STOCKS - 99 .60 % Shares Held Value (000's)
Aerospace & Defense - 9 .87%
HEICO Corp - Class A 187,635 $ 24,246
TransDigm Group Inc
(c)
35,558 29,980
$ 54,226
Beverages - 0 .06%
Brown-Forman Corp - A Shares 227 13
Brown-Forman Corp - B Shares 5,153 297
$ 310
Building Materials - 5 .07%
Martin Marietta Materials Inc 18,893 7,755
Summit Materials Inc
(c)
69,937 2,178
Vulcan Materials Co 88,637 17,907
$ 27,840
Chemicals - 0 .72%
Air Products and Chemicals Inc 3,462 981
Perimeter Solutions SA
(c)
231,473 1,051
Perimeter Solutions SA - Warrants
(c)
97,671 2
Sherwin-Williams Co/The 7,490 1,910
$ 3,944
Commercial Services - 8 .96%
CoStar Group Inc
(c)
312,878 24,057
Gartner Inc
(c)
31,868 10,950
Moody's Corp 18,915 5,981
TransUnion 33,543 2,408
Verisk Analytics Inc 24,652 5,824
$ 49,220
Distribution & Wholesale - 6 .93%
Copart Inc
(c)
691,226 29,785
Fastenal Co 151,705 8,289
$ 38,074
Diversified Financial Services - 0 .91%
Brookfield Asset Management Ltd 145,302 4,845
Brookfield Reinsurance Ltd 4,484 141
$ 4,986
Electric - 3 .04%
Brookfield Infrastructure Partners LP 400,061 11,762
Brookfield Renewable Corp 61,196 1,465
Brookfield Renewable Partners LP 160,231 3,483
$ 16,710
Electronics - 1 .88%
Agilent Technologies Inc 63,885 7,144
Mettler-Toledo International Inc
(c)
2,858 3,167
$ 10,311
Entertainment - 3 .67%
Atlanta Braves Holdings Inc - C shares
(c)
3,562 127
Liberty Media Corp-Liberty Live - A Shares
(c)
623 20
Liberty Media Corp-Liberty Live - C Shares
(c)
4,607 148
Live Nation Entertainment Inc
(c)
148,936 12,368
Vail Resorts Inc 33,892 7,520
$ 20,183
Healthcare - Products - 1 .19%
Enovis Corp
(c)
13,934 735
IDEXX Laboratories Inc
(c)
9,473 4,142
Waters Corp
(c)
5,987 1,642
$ 6,519
Home Builders - 2 .01%
Lennar Corp - A Shares 35,267 3,958
Lennar Corp - B Shares 1,121 115
NVR Inc
(c)
1,168 6,965
$ 11,038
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 10 .82%
Aon PLC 14,070 $ 4,562
Arch Capital Group Ltd
(c)
123,198 9,820
Brown & Brown Inc 252,058 17,604
F&G Annuities & Life Inc 1,807 51
Fidelity National Financial Inc 608 25
Markel Group Inc
(c)
12,154 17,897
Progressive Corp/The 68,066 9,481
$ 59,440
Internet - 2 .13%
VeriSign Inc
(c)
48,529 9,828
Wix.com Ltd
(c)
20,780 1,908
$ 11,736
Lodging - 5 .01%
Hilton Worldwide Holdings Inc 149,352 22,430
Hyatt Hotels Corp 48,229 5,116
$ 27,546
Machinery - Diversified - 0 .22%
Cognex Corp 27,658 1,174
Esab Corp 705 49
$ 1,223
Media - 1 .38%
Liberty Broadband Corp - A Shares
(c)
816 74
Liberty Broadband Corp - C Shares
(c)
810 74
Liberty Media Corp-Liberty Formula One - A
Shares
(c)
14,567 824
Liberty Media Corp-Liberty Formula One - C
Shares
(c)
106,564 6,639
$ 7,611
Private Equity - 9 .12%
Ares Management Corp 33,574 3,454
Brookfield Corp 825,715 25,820
KKR & Co Inc 338,367 20,843
$ 50,117
Real Estate - 2 .48%
CBRE Group Inc
(c)
138,838 10,254
Howard Hughes Holdings Inc
(c)
45,308 3,359
$ 13,613
REITs - 2 .00%
SBA Communications Corp 54,865 10,982
Retail - 9 .84%
CarMax Inc
(c)
181,008 12,803
Domino's Pizza Inc 34,664 13,130
O'Reilly Automotive Inc
(c)
28,524 25,924
Ross Stores Inc 19,372 2,188
$ 54,045
Semiconductors - 1 .75%
Microchip Technology Inc 123,009 9,601
Software - 10 .54%
ANSYS Inc
(c)
10,313 3,069
Autodesk Inc
(c)
41,767 8,642
Constellation Software Inc/Canada 4,560 9,409
Constellation Software Inc/Canada - Warrants
(c),(d)
4,165 —
Fair Isaac Corp
(c)
3,512 3,050
Lumine Group Inc
(c)
10,483 155
MSCI Inc 13,996 7,181
Roper Technologies Inc 34,614 16,763
Tyler Technologies Inc
(c)
24,919 9,622
$ 57,891
TOTAL COMMON STOCKS $ 547,166
Total Investments $ 549,172
Other Assets and Liabilities -  0.03% 183
TOTAL NET ASSETS - 100.00% $ 549,355

Schedule of Investments
MidCap Account
September 30, 2023 (unaudited)
See accompanying notes.

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary
Sector Percent
Consumer, Cyclical 27 .46%
Financial 25 .33%
Industrial 17 .04%
Technology 12 .29%
Consumer, Non-cyclical 10 .21%
Communications 3 .51%
Utilities 3 .04%
Basic Materials 0 .72%
Money Market Funds 0 .37%
Other Assets and Liabilities
0 .03%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales September 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.26% $ 1,497 $ 24,930 $ 24,421 $ 2,006
$ 1,497 $ 24,930 $ 24,421 $ 2,006
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.26% $ 12 $ — $ — $ —
$ 12 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Capital Appreciation Account
September 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .17 % Shares Held Value (000's)
Money Market Funds - 1 .17%
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(b)
1,939,527 $ 1,940
TOTAL INVESTMENT COMPANIES $ 1,940
COMMON STOCKS - 98 .79 % Shares Held Value (000's)
Aerospace & Defense - 0 .31%
RTX Corp 7,192 $ 518
Apparel - 1 .35%
Deckers Outdoor Corp
(c)
3,866 1,987
NIKE Inc 2,683 257
$ 2,244
Automobile Manufacturers - 3 .33%
Cummins Inc 7,402 1,691
PACCAR Inc 24,543 2,086
Tesla Inc
(c)
6,969 1,744
$ 5,521
Banks - 4 .38%
JPMorgan Chase & Co 25,921 3,759
Morgan Stanley 21,306 1,740
PNC Financial Services Group Inc/The 14,309 1,757
$ 7,256
Beverages - 2 .13%
Keurig Dr Pepper Inc 67,367 2,127
Monster Beverage Corp
(c)
26,520 1,404
$ 3,531
Biotechnology - 0 .13%
Recursion Pharmaceuticals Inc
(c)
28,013 214
Building Materials - 1 .80%
CRH PLC 19,237 1,053
Trane Technologies PLC 9,527 1,933
$ 2,986
Chemicals - 1 .29%
Air Products and Chemicals Inc 2,808 796
Albemarle Corp 1,719 292
Linde PLC 2,815 1,048
$ 2,136
Computers - 6 .51%
Amdocs Ltd 16,392 1,385
Apple Inc 54,983 9,414
$ 10,799
Consumer Products - 1 .66%
Avery Dennison Corp 8,316 1,519
Church & Dwight Co Inc 13,495 1,237
$ 2,756
Diversified Financial Services - 6 .25%
Ameriprise Financial Inc 6,162 2,032
BlackRock Inc 1,476 954
Discover Financial Services 1,941 168
Nasdaq Inc 37,715 1,833
Visa Inc 23,400 5,382
$ 10,369
Electric - 2 .94%
Constellation Energy Corp 27,143 2,961
NextEra Energy Inc 18,678 1,070
Xcel Energy Inc 14,793 846
$ 4,877
Energy - Alternate Sources - 0 .31%
Enphase Energy Inc
(c)
4,212 506
Environmental Control - 1 .28%
Republic Services Inc 14,899 2,123
Food - 1 .02%
Simply Good Foods Co/The
(c)
49,020 1,692
Healthcare - Products - 3 .99%
Abbott Laboratories 20,437 1,979
GE HealthCare Technologies Inc 21,704 1,477
Medtronic PLC 12,229 958
Thermo Fisher Scientific Inc 4,362 2,208
$ 6,622
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 2 .84%
HCA Healthcare Inc 8,006 $ 1,969
UnitedHealth Group Inc 5,419 2,732
$ 4,701
Insurance - 3 .30%
Berkshire Hathaway Inc - Class B
(c)
5,986 2,097
Marsh & McLennan Cos Inc 11,162 2,124
Progressive Corp/The 8,942 1,246
$ 5,467
Internet - 9 .63%
Airbnb Inc
(c)
9,941 1,364
Alphabet Inc - A Shares
(c)
50,760 6,642
Amazon.com Inc
(c)
32,111 4,082
Meta Platforms Inc
(c)
11,453 3,438
Shopify Inc
(c)
8,090 442
$ 15,968
Leisure Products & Services - 0 .35%
YETI Holdings Inc
(c)
12,201 588
Machinery - Construction & Mining - 1 .09%
Caterpillar Inc 3,524 962
Epiroc AB - A Shares 44,289 841
$ 1,803
Machinery - Diversified - 0 .92%
Deere & Co 4,025 1,519
Media - 2 .70%
Charter Communications Inc
(c)
3,681 1,619
Comcast Corp - Class A 64,490 2,859
$ 4,478
Miscellaneous Manufacturers - 1 .19%
Parker-Hannifin Corp 5,078 1,978
Oil & Gas - 5 .45%
Chevron Corp 11,275 1,901
Coterra Energy Inc 31,533 853
EOG Resources Inc 15,280 1,937
Exxon Mobil Corp 14,687 1,727
Marathon Petroleum Corp 17,274 2,614
$ 9,032
Oil & Gas Services - 0 .24%
Schlumberger NV 6,849 399
Pharmaceuticals - 5 .59%
Bristol-Myers Squibb Co 11,282 655
CVS Health Corp 13,359 933
Eli Lilly & Co 4,035 2,167
Merck & Co Inc 12,584 1,295
Novartis AG ADR 19,155 1,951
Pfizer Inc 37,563 1,246
Roche Holding AG ADR 30,115 1,022
$ 9,269
REITs - 1 .21%
American Tower Corp 1,923 316
Extra Space Storage Inc 3,388 412
Prologis Inc 11,362 1,275
$ 2,003
Retail - 5 .75%
Chipotle Mexican Grill Inc
(c)
455 833
Costco Wholesale Corp 5,383 3,041
Home Depot Inc/The 4,481 1,354
Lululemon Athletica Inc
(c)
1,794 692
O'Reilly Automotive Inc
(c)
1,769 1,608
Starbucks Corp 4,786 437
Tractor Supply Co 7,750 1,574
$ 9,539
Semiconductors - 6 .58%
Broadcom Inc 4,621 3,838
Lam Research Corp 2,829 1,773
Microchip Technology Inc 18,861 1,472
NVIDIA Corp 8,785 3,822
$ 10,905

Schedule of Investments
Principal Capital Appreciation Account
September 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 10 .48%
Adobe Inc
(c)
5,267 $ 2,686
Fair Isaac Corp
(c)
2,465 2,141
Microsoft Corp 31,400 9,915
Roper Technologies Inc 2,267 1,098
Salesforce Inc
(c)
4,115 834
ServiceNow Inc
(c)
1,260 704
$ 17,378
Telecommunications - 1 .35%
T-Mobile US Inc 15,950 2,234
Transportation - 1 .44%
Expeditors International of Washington Inc 9,828 1,127
Union Pacific Corp 6,203 1,263
$ 2,390
TOTAL COMMON STOCKS $ 163,801
Total Investments $ 165,741
Other Assets and Liabilities -  0.04% 71
TOTAL NET ASSETS - 100.00% $ 165,812
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Sector Percent
Technology 23 .57%
Consumer, Non-cyclical 17 .36%
Financial 15 .14%
Communications 13 .68%
Consumer, Cyclical 10 .78%
Industrial 8 .03%
Energy 6 .00%
Utilities 2 .94%
Basic Materials 1 .29%
Money Market Funds 1 .17%
Other Assets and Liabilities
0 .04%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales September 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.26% $ 1,401 $ 33,496 $ 32,957 $ 1,940
$ 1,401 $ 33,496 $ 32,957 $ 1,940
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.26% $ 112 $ — $ — $ —
$ 112 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2020 Account
September 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .82%
Blue Chip Fund
(a),(b)
200,507 $ 6,737
Core Fixed Income Fund
(a)
5,629,577 45,825
Diversified International Fund
(a)
772,907 9,383
Diversified Real Asset Fund
(a)
320,159 3,330
International Small Company Fund
(a)
158,574 1,479
LargeCap Growth Fund I
(a),(b)
418,042 6,755
MidCap Fund
(a),(b)
30,881 1,058
MidCap Value Fund I
(a)
259,627 4,035
Origin Emerging Markets Fund
(a)
261,636 2,407
SmallCap Growth Fund I
(a),(b)
97,800 1,241
SmallCap Value Fund II
(a)
116,465 1,279
$ 83,529
Principal Funds, Inc. Institutional Class - 42 .18%
Equity Income Fund
(a)
175,116 6,017
High Income Fund
(a)
1,074,476 8,478
Inflation Protection Fund
(a)
1,031,985 7,843
LargeCap S&P 500 Index Fund
(a)
300,406 6,534
LargeCap Value Fund III
(a)
352,415 6,012
MidCap Growth Fund III
(a),(b)
273,611 2,980
Overseas Fund
(a)
503,514 5,231
Short-Term Income Fund
(a)
1,539,865 17,847
$ 60,942
TOTAL INVESTMENT COMPANIES $ 144,471
Total Investments $ 144,471
Other Assets and Liabilities -  0.00% 2
TOTAL NET ASSETS - 100.00% $ 144,473
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 55 .37%
Domestic Equity Funds 29 .52%
International Equity Funds 12 .80%
Specialty Funds 2 .31%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Account
September 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales September 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 6,417 $ 487 $ 1,312 $ 6,737
Core Fixed Income Fund 50,242 4,338 7,228 45,825
Diversified International Fund 9,272 1,545 2,051 9,383
Diversified Real Asset Fund 3,769 295 546 3,330
Equity Income Fund 6,821 586 1,297 6,017
High Income Fund 8,573 1,078 1,242 8,478
Inflation Protection Fund 8,517 628 1,241 7,843
International Small Company Fund 1,735 111 429 1,479
LargeCap Growth Fund I 6,226 487 1,313 6,755
LargeCap S&P 500 Index Fund 6,542 471 1,284 6,534
LargeCap Value Fund III 6,788 473 1,293 6,012
MidCap Fund 1,116 122 282 1,058
MidCap Growth Fund III 3,098 302 622 2,980
MidCap Value Fund I 4,481 416 888 4,035
Origin Emerging Markets Fund 2,256 602 522 2,407
Overseas Fund 4,846 777 987 5,231
Short-Term Income Fund 18,211 2,142 2,616 17,847
SmallCap Growth Fund I 1,288 201 307 1,241
SmallCap Value Fund II 1,358 203 341 1,279
$ 151,556 $ 15,264 $ 25,801 $ 144,471
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 414 $ — $ 731
Core Fixed Income Fund 1,192 (302) — (1,225)
Diversified International Fund — 30 — 587
Diversified Real Asset Fund 69 (2) — (186)
Equity Income Fund 113 231 — (324)
High Income Fund 450 (28) — 97
Inflation Protection Fund — 5 — (66)
International Small Company Fund — 3 — 59
LargeCap Growth Fund I — 44 — 1,311
LargeCap S&P 500 Index Fund — (56) — 861
LargeCap Value Fund III — 44 — —
MidCap Fund — 90 — 12
MidCap Growth Fund III — 36 — 166
MidCap Value Fund I — — — 26
Origin Emerging Markets Fund — 4 — 67
Overseas Fund — 10 — 585
Short-Term Income Fund 416 2 — 108
SmallCap Growth Fund I — 70 — (11)
SmallCap Value Fund II — 23 — 36
$ 2,240 $ 618 $ — $ 2,834
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Account
September 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 69 .53%
Blue Chip Fund
(a),(b)
488,922 $ 16,428
Core Fixed Income Fund
(a)
10,431,352 84,911
Diversified International Fund
(a)
1,895,888 23,016
International Small Company Fund
(a)
407,308 3,800
LargeCap Growth Fund I
(a),(b)
1,018,916 16,465
MidCap Fund
(a),(b)
78,587 2,692
MidCap Value Fund I
(a)
631,134 9,808
Origin Emerging Markets Fund
(a)
638,369 5,873
Real Estate Securities Fund
(a)
231,852 5,618
SmallCap Growth Fund I
(a),(b)
231,989 2,944
SmallCap Value Fund II
(a)
287,951 3,162
$ 174,717
Principal Funds, Inc. Institutional Class - 30 .47%
Equity Income Fund
(a)
429,739 14,766
High Income Fund
(a)
1,512,428 11,933
LargeCap S&P 500 Index Fund
(a)
718,167 15,620
LargeCap Value Fund III
(a)
865,608 14,767
MidCap Growth Fund III
(a),(b)
656,529 7,150
Overseas Fund
(a)
1,187,950 12,343
$ 76,579
TOTAL INVESTMENT COMPANIES $ 251,296
Total Investments $ 251,296
Other Assets and Liabilities -  0.00% 2
TOTAL NET ASSETS - 100.00% $ 251,298
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 43 .54%
Fixed Income Funds 38 .54%
International Equity Funds 17 .92%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales September 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 13,707 $ 2,152 $ 1,942 $ 16,428
Core Fixed Income Fund 79,204 15,197 6,477 84,911
Diversified International Fund 19,883 5,146 3,254 23,016
Equity Income Fund 14,552 2,373 1,906 14,766
High Income Fund 10,594 2,136 862 11,933
International Small Company Fund 3,716 553 578 3,800
LargeCap Growth Fund I 13,303 2,151 1,944 16,465
LargeCap S&P 500 Index Fund 13,939 2,111 2,155 15,620
LargeCap Value Fund III 14,463 2,113 1,895 14,767
MidCap Fund 2,318 497 337 2,692
MidCap Growth Fund III 6,507 1,206 954 7,150
MidCap Value Fund I 9,368 1,696 1,282 9,808
Origin Emerging Markets Fund 4,743 1,785 771 5,873
Overseas Fund 10,149 2,441 1,476 12,343
Real Estate Securities Fund 5,401 921 461 5,618
SmallCap Growth Fund I 2,836 538 553 2,944
SmallCap Value Fund II 2,986 522 484 3,162
$ 227,669 $ 43,538 $ 27,331 $ 251,296
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (29) $ — $ 2,540
Core Fixed Income Fund 2,043 (2) — (3,011)
Diversified International Fund — (1) — 1,242
Equity Income Fund 261 (2) — (251)
High Income Fund 595 — — 65
International Small Company Fund — (1) — 110
LargeCap Growth Fund I — 12 — 2,943
LargeCap S&P 500 Index Fund — (11) — 1,736
LargeCap Value Fund III — (3) — 89
MidCap Fund — 1 — 213
MidCap Growth Fund III — 31 — 360
MidCap Value Fund I — (1) — 27
Origin Emerging Markets Fund — 1 — 115
Overseas Fund — (1) — 1,230
Real Estate Securities Fund 130 — — (243)
SmallCap Growth Fund I — 11 — 112
SmallCap Value Fund II — (1) — 139
$ 3,029 $ 4 $ — $ 7,416
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Account
September 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 62 .56%
Blue Chip Fund
(a),(b)
352,053 $ 11,829
Core Fixed Income Fund
(a)
2,467,125 20,082
Diversified International Fund
(a)
1,375,386 16,697
International Small Company Fund
(a)
291,802 2,723
LargeCap Growth Fund I
(a),(b)
733,811 11,858
MidCap Fund
(a),(b)
68,317 2,341
MidCap Value Fund I
(a)
455,464 7,078
Origin Emerging Markets Fund
(a)
464,643 4,275
Real Estate Securities Fund
(a)
124,323 3,012
SmallCap Growth Fund I
(a),(b)
169,288 2,148
SmallCap Value Fund II
(a)
206,010 2,262
$ 84,305
Principal Funds, Inc. Institutional Class - 37 .44%
Equity Income Fund
(a)
309,188 10,624
High Income Fund
(a)
514,491 4,059
LargeCap S&P 500 Index Fund
(a)
528,018 11,485
LargeCap Value Fund III
(a)
623,462 10,636
MidCap Growth Fund III
(a),(b)
439,763 4,789
Overseas Fund
(a)
852,863 8,861
$ 50,454
TOTAL INVESTMENT COMPANIES $ 134,759
Total Investments $ 134,759
Other Assets and Liabilities -  0.00% 2
TOTAL NET ASSETS - 100.00% $ 134,761
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 57 .93%
International Equity Funds 24 .16%
Fixed Income Funds 17 .91%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales September 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 9,742 $ 2,246 $ 1,937 $ 11,829
Core Fixed Income Fund 17,811 5,567 2,578 20,082
Diversified International Fund 14,115 4,823 3,105 16,697
Equity Income Fund 10,321 2,410 1,911 10,624
High Income Fund 3,467 1,070 497 4,059
International Small Company Fund 2,597 604 551 2,723
LargeCap Growth Fund I 9,456 2,246 1,939 11,858
LargeCap S&P 500 Index Fund 9,896 2,213 1,848 11,485
LargeCap Value Fund III 10,269 2,223 1,903 10,636
MidCap Fund 2,024 536 401 2,341
MidCap Growth Fund III 4,200 1,208 860 4,789
MidCap Value Fund I 6,628 1,728 1,284 7,078
Origin Emerging Markets Fund 3,386 1,563 748 4,275
Overseas Fund 7,181 2,233 1,422 8,861
Real Estate Securities Fund 2,850 712 413 3,012
SmallCap Growth Fund I 2,006 557 496 2,148
SmallCap Value Fund II 2,110 557 493 2,262
$ 118,059 $ 32,496 $ 22,386 $ 134,759
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 16 $ — $ 1,762
Core Fixed Income Fund 472 2 — (720)
Diversified International Fund — (12) — 876
Equity Income Fund 187 (4) — (192)
High Income Fund 199 — — 19
International Small Company Fund — (1) — 74
LargeCap Growth Fund I — (3) — 2,098
LargeCap S&P 500 Index Fund — (12) — 1,236
LargeCap Value Fund III — 1 — 46
MidCap Fund — 11 — 171
MidCap Growth Fund III — — — 241
MidCap Value Fund I — (1) — 7
Origin Emerging Markets Fund — — — 74
Overseas Fund — — — 869
Real Estate Securities Fund 69 1 — (138)
SmallCap Growth Fund I — (2) — 83
SmallCap Value Fund II — — — 88
$ 927 $ (4) $ — $ 6,594
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Account
September 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .57%
Blue Chip Fund
(a),(b)
189,325 $ 6,361
Core Fixed Income Fund
(a)
228,771 1,862
Diversified International Fund
(a)
735,571 8,930
International Small Company Fund
(a)
153,084 1,428
LargeCap Growth Fund I
(a),(b)
395,047 6,384
MidCap Fund
(a),(b)
36,885 1,264
MidCap Value Fund I
(a)
244,096 3,793
Origin Emerging Markets Fund
(a)
249,718 2,298
Real Estate Securities Fund
(a)
56,590 1,371
SmallCap Growth Fund I
(a),(b)
89,974 1,142
SmallCap Value Fund II
(a)
109,758 1,205
$ 36,038
Principal Funds, Inc. Institutional Class - 41 .43%
Equity Income Fund
(a)
165,597 5,690
High Income Fund
(a)
81,900 646
LargeCap S&P 500 Index Fund
(a)
282,118 6,136
LargeCap Value Fund III
(a)
332,886 5,679
MidCap Growth Fund III
(a),(b)
233,998 2,548
Overseas Fund
(a)
460,881 4,789
$ 25,488
TOTAL INVESTMENT COMPANIES $ 61,526
Total Investments $ 61,526
Other Assets and Liabilities -  0.00% 2
TOTAL NET ASSETS - 100.00% $ 61,528
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 67 .57%
International Equity Funds 28 .35%
Fixed Income Funds 4 .08%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales September 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 5,494 $ 1,107 $ 1,264 $ 6,361
Core Fixed Income Fund 1,874 411 357 1,862
Diversified International Fund 7,961 2,494 2,041 8,930
Equity Income Fund 5,835 1,199 1,249 5,690
High Income Fund 606 151 115 646
International Small Company Fund 1,452 294 363 1,428
LargeCap Growth Fund I 5,333 1,107 1,265 6,384
LargeCap S&P 500 Index Fund 5,581 1,103 1,260 6,136
LargeCap Value Fund III 5,789 1,095 1,244 5,679
MidCap Fund 1,144 273 261 1,264
MidCap Growth Fund III 2,372 613 588 2,548
MidCap Value Fund I 3,741 877 839 3,793
Origin Emerging Markets Fund 1,924 824 501 2,298
Overseas Fund 4,047 1,166 923 4,789
Real Estate Securities Fund 1,391 300 262 1,371
SmallCap Growth Fund I 1,117 306 331 1,142
SmallCap Value Fund II 1,174 307 332 1,205
$ 56,835 $ 13,627 $ 13,195 $ 61,526
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 20 $ — $ 1,004
Core Fixed Income Fund 47 (1) — (65)
Diversified International Fund — (10) — 526
Equity Income Fund 104 (2) — (93)
High Income Fund 34 — — 4
International Small Company Fund — — — 45
LargeCap Growth Fund I — 2 — 1,207
LargeCap S&P 500 Index Fund — 13 — 699
LargeCap Value Fund III — (3) — 42
MidCap Fund — 5 — 103
MidCap Growth Fund III — 1 — 150
MidCap Value Fund I — — — 14
Origin Emerging Markets Fund — 1 — 50
Overseas Fund — (1) — 500
Real Estate Securities Fund 33 — — (58)
SmallCap Growth Fund I — 5 — 45
SmallCap Value Fund II — 1 — 55
$ 218 $ 31 $ — $ 4,228
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Account
September 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .61%
Blue Chip Fund
(a),(b)
54,281 $ 1,824
Core Fixed Income Fund
(a)
67,380 549
Diversified International Fund
(a)
213,089 2,587
International Small Company Fund
(a)
45,055 420
LargeCap Growth Fund I
(a),(b)
113,263 1,830
MidCap Fund
(a),(b)
10,584 363
MidCap Value Fund I
(a)
70,774 1,100
Origin Emerging Markets Fund
(a)
72,108 663
Real Estate Securities Fund
(a)
16,416 398
SmallCap Growth Fund I
(a),(b)
26,639 338
SmallCap Value Fund II
(a)
32,357 355
$ 10,427
Principal Funds, Inc. Institutional Class - 41 .39%
Equity Income Fund
(a)
48,099 1,653
High Income Fund
(a)
23,992 189
LargeCap S&P 500 Index Fund
(a)
81,202 1,766
LargeCap Value Fund III
(a)
96,522 1,647
MidCap Growth Fund III
(a),(b)
68,013 741
Overseas Fund
(a)
131,510 1,366
$ 7,362
TOTAL INVESTMENT COMPANIES $ 17,789
Total Investments $ 17,789
Other Assets and Liabilities -  0.00% —
TOTAL NET ASSETS - 100.00% $ 17,789
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 67 .54%
International Equity Funds 28 .31%
Fixed Income Funds 4 .15%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales September 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 1,461 $ 413 $ 314 $ 1,824
Core Fixed Income Fund 503 151 86 549
Diversified International Fund 2,118 847 508 2,587
Equity Income Fund 1,556 437 310 1,653
High Income Fund 163 54 29 189
International Small Company Fund 388 112 92 420
LargeCap Growth Fund I 1,419 413 315 1,830
LargeCap S&P 500 Index Fund 1,484 412 314 1,766
LargeCap Value Fund III 1,539 409 309 1,647
MidCap Fund 304 96 64 363
MidCap Growth Fund III 632 217 146 741
MidCap Value Fund I 996 310 208 1,100
Origin Emerging Markets Fund 513 262 125 663
Overseas Fund 1,077 389 230 1,366
Real Estate Securities Fund 368 111 64 398
SmallCap Growth Fund I 299 108 81 338
SmallCap Value Fund II 314 108 82 355
$ 15,134 $ 4,849 $ 3,277 $ 17,789
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 2 $ — $ 262
Core Fixed Income Fund 13 — — (19)
Diversified International Fund — 1 — 129
Equity Income Fund 28 — — (30)
High Income Fund 9 — — 1
International Small Company Fund — — — 12
LargeCap Growth Fund I — 1 — 312
LargeCap S&P 500 Index Fund — — — 184
LargeCap Value Fund III — — — 8
MidCap Fund — — — 27
MidCap Growth Fund III — — — 38
MidCap Value Fund I — — — 2
Origin Emerging Markets Fund — — — 13
Overseas Fund — — — 130
Real Estate Securities Fund 9 — — (17)
SmallCap Growth Fund I — — — 12
SmallCap Value Fund II — — — 15
$ 59 $ 4 $ — $ 1,079
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Account
September 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .99 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 55 .00%
Blue Chip Fund
(a),(b)
58,463 $ 1,965
Core Fixed Income Fund
(a)
2,265,857 18,444
Diversified International Fund
(a)
224,137 2,721
Diversified Real Asset Fund
(a)
122,919 1,278
International Small Company Fund
(a)
48,376 451
LargeCap Growth Fund I
(a),(b)
121,825 1,969
MidCap Fund
(a),(b)
9,226 316
MidCap Value Fund I
(a)
75,686 1,176
Origin Emerging Markets Fund
(a)
78,031 718
SmallCap Growth Fund I
(a),(b)
28,013 356
SmallCap Value Fund II
(a)
34,362 377
$ 29,771
Principal Funds, Inc. Institutional Class - 44 .99%
Equity Income Fund
(a)
51,256 1,761
High Income Fund
(a)
465,964 3,676
Inflation Protection Fund
(a)
447,663 3,402
LargeCap S&P 500 Index Fund
(a)
87,417 1,901
LargeCap Value Fund III
(a)
102,744 1,753
MidCap Growth Fund III
(a),(b)
78,954 860
Overseas Fund
(a)
144,758 1,504
Short-Term Income Fund
(a)
819,573 9,499
$ 24,356
TOTAL INVESTMENT COMPANIES $ 54,127
Total Investments $ 54,127
Other Assets and Liabilities -  0.01% 3
TOTAL NET ASSETS - 100.00% $ 54,130
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 64 .69%
Domestic Equity Funds 22 .97%
International Equity Funds 9 .97%
Specialty Funds 2 .36%
Other Assets and Liabilities
0 .01%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime Strategic Income Account
September 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales September 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 777 $ 855 $ 305 $ 1,965
Core Fixed Income Fund 8,556 14,945 2,413 18,444
Diversified International Fund 1,117 2,493 501 2,721
Diversified Real Asset Fund 623 897 170 1,278
Equity Income Fund 831 949 302 1,761
High Income Fund 1,589 2,984 450 3,676
Inflation Protection Fund 1,579 2,594 448 3,402
International Small Company Fund 216 343 90 451
LargeCap Growth Fund I 753 1,702 306 1,969
LargeCap S&P 500 Index Fund 791 1,033 305 1,901
LargeCap Value Fund III 822 1,264 300 1,753
MidCap Fund 136 119 60 316
MidCap Growth Fund III 375 565 149 860
MidCap Value Fund I 545 776 205 1,176
Origin Emerging Markets Fund 277 703 124 718
Overseas Fund 584 886 230 1,504
Short-Term Income Fund 4,237 6,683 1,176 9,499
SmallCap Growth Fund I 160 191 72 356
SmallCap Value Fund II 169 204 71 377
$ 24,137 $ 40,186 $ 7,677 $ 54,127
Income
1
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (51) $ — $ 689
Core Fixed Income Fund 360 (69) — (2,575)
Diversified International Fund — 4 — (392)
Diversified Real Asset Fund 22 — — (72)
Equity Income Fund 27 (1) — 284
High Income Fund 146 (25) — (422)
Inflation Protection Fund — 2 — (325)
International Small Company Fund — (1) — (17)
LargeCap Growth Fund I — 15 — (195)
LargeCap S&P 500 Index Fund — (13) — 395
LargeCap Value Fund III — (3) — (30)
MidCap Fund — (12) — 133
MidCap Growth Fund III — 9 — 60
MidCap Value Fund I — 1 — 59
Origin Emerging Markets Fund — — — (138)
Overseas Fund — 2 — 262
Short-Term Income Fund 169 3 — (248)
SmallCap Growth Fund I — (5) — 82
SmallCap Value Fund II — 2 — 73
$ 724 $ (142) $ — $ (2,377)
Amounts in thousands.

Schedule of Investments
Real Estate Securities Account
September 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .54 % Shares Held Value (000's)
Money Market Funds - 0 .54%
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(b)
729,139 $ 729
TOTAL INVESTMENT COMPANIES $ 729
COMMON STOCKS - 99 .06 % Shares Held Value (000's)
Entertainment - 0 .83%
Marriott Vacations Worldwide Corp 11,255 $ 1,133
REITs - 98 .23%
Agree Realty Corp 27,357 1,511
Alexandria Real Estate Equities Inc 41,349 4,139
American Homes 4 Rent 149,744 5,045
American Tower Corp 29,602 4,868
Apartment Income REIT Corp 77,946 2,393
Apple Hospitality REIT Inc 88,653 1,360
AvalonBay Communities Inc 39,537 6,790
Boston Properties Inc 16,290 969
Broadstone Net Lease Inc 126,898 1,815
Cousins Properties Inc 71,384 1,454
CubeSmart 24,384 930
DiamondRock Hospitality Co 110,724 889
Digital Realty Trust Inc 48,975 5,927
Equinix Inc 11,254 8,173
Equity LifeStyle Properties Inc 35,434 2,258
Equity Residential 20,695 1,215
Essex Property Trust Inc 23,944 5,078
Extra Space Storage Inc 51,532 6,265
First Industrial Realty Trust Inc 54,361 2,587
Gaming and Leisure Properties Inc 70,297 3,202
Healthcare Realty Trust Inc 87,413 1,335
InvenTrust Properties Corp 32,430 772
Invitation Homes Inc 166,030 5,261
Kilroy Realty Corp 47,602 1,505
National Health Investors Inc 22,898 1,176
NETSTREIT Corp 51,820 807
Prologis Inc 89,507 10,044
Public Storage 11,065 2,916
Regency Centers Corp 66,336 3,943
Rexford Industrial Realty Inc 93,968 4,637
Sabra Health Care REIT Inc 180,174 2,512
Saul Centers Inc 15,647 552
Simon Property Group Inc 17,656 1,907
Sun Communities Inc 41,876 4,956
Terreno Realty Corp 42,173 2,395
Ventas Inc 171,987 7,246
VICI Properties Inc 212,716 6,190
Welltower Inc 106,283 8,707
$ 133,729
TOTAL COMMON STOCKS $ 134,862
Total Investments $ 135,591
Other Assets and Liabilities -  0.40% 549
TOTAL NET ASSETS - 100.00% $ 136,140
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Portfolio Summary
Sector Percent
Financial 98 .23%
Consumer, Cyclical 0 .83%
Money Market Funds 0 .54%
Other Assets and Liabilities
0 .40%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales September 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.26% $ 1,325 $ 28,320 $ 28,916 $ 729
$ 1,325 $ 28,320 $ 28,916 $ 729
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.26% $ 39 $ — $ — $ —
$ 39 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
September 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Money Market Funds - 1 .14%
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(b)
6,293,675 $ 6,294
Principal Exchange-Traded Funds - 10 .47%
Principal U.S. Mega-Cap ETF
(a)
1,099,807 47,116
Principal U.S. Small-Cap ETF
(a)
266,600 10,903
$ 58,019
Principal Funds, Inc. Class R-6 - 46 .28%
Blue Chip Fund
(a),(c)
1,451,046 48,755
Core Fixed Income Fund
(a)
9,881,474 80,435
Diversified International Fund
(a)
1,692,581 20,548
Diversified Real Asset Fund
(a)
1,545,266 16,071
High Yield Fund
(a)
3,311,058 21,025
International Equity Index Fund
(a)
507,669 5,285
International Small Company Fund
(a)
592,502 5,528
LargeCap Growth Fund I
(a),(c)
1,155,096 18,666
Origin Emerging Markets Fund
(a)
1,347,771 12,400
Small-MidCap Dividend Income Fund
(a)
694,371 10,846
Spectrum Preferred and Capital Securities Income
Fund
(a)
1,988,656 16,884
$ 256,443
Principal Funds, Inc. Institutional Class - 30 .90%
Bond Market Index Fund
(a)
5,815,561 48,211
Finisterre Emerging Markets Total Return Bond
Fund
(a)
868,560 7,331
Inflation Protection Fund
(a)
1,265,933 9,621
LargeCap S&P 500 Index Fund
(a)
536,237 11,663
LargeCap Value Fund III
(a)
1,207,961 20,608
Overseas Fund
(a)
1,298,005 13,486
Principal Capital Appreciation Fund
(a)
703,957 43,406
Short-Term Income Fund
(a)
1,456,260 16,878
$ 171,204
Principal Variable Contracts Funds, Inc.  Class 1 - 11 .23%
Equity Income Account
(a)
1,587,424 39,416
Government & High Quality Bond Account
(a)
991,131 7,780
MidCap Account
(a)
176,366 9,677
Real Estate Securities Account
(a)
341,018 5,347
$ 62,220
TOTAL INVESTMENT COMPANIES $ 554,180
Total Investments $ 554,180
Other Assets and Liabilities -  (0.02)% (107)
TOTAL NET ASSETS - 100.00% $ 554,073
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 48 .09%
Fixed Income Funds 37 .56%
International Equity Funds 10 .33%
Specialty Funds 2 .90%
Money Market Funds 1 .14%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
September 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales September 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 64,772 $ 1,410 $ 28,034 $ 48,755
Bond Market Index Fund 49,940 515 1,753 48,211
Core Fixed Income Fund 62,270 23,638 2,231 80,435
Diversified International Fund 27,877 108 9,395 20,548
Diversified Real Asset Fund 25,869 412 9,132 16,071
Equity Income Account 59,894 2,934 21,203 39,416
Finisterre Emerging Markets Total Return Bond Fund 7,568 360 541 7,331
Global Real Estate Securities Fund 2,661 — 2,794 —
Government & High Quality Bond Account 14,369 234 6,689 7,780
High Yield Fund 15,431 8,105 2,586 21,025
Inflation Protection Fund 11,848 56 2,234 9,621
International Equity Index Fund — 5,747 233 5,285
International Small Company Fund 6,116 2 797 5,528
LargeCap Growth Fund I 9,405 9,839 3,700 18,666
LargeCap S&P 500 Index Fund — 11,599 635 11,663
LargeCap Value Fund III 17,483 10,478 7,695 20,608
MidCap Account 24,449 325 16,607 9,677
Origin Emerging Markets Fund 20,740 1,603 10,832 12,400
Overseas Fund 9,765 3,572 1,092 13,486
Principal Capital Appreciation Fund 45,157 231 7,070 43,406
Principal Government Money Market Fund - Class R-6 5.26% 5,699 13,643 13,048 6,294
Principal U.S. Mega-Cap ETF 34,286 6,003 — 47,116
Principal U.S. Small-Cap ETF 7,373 5,172 1,698 10,903
Real Estate Securities Account — 6,193 — 5,347
Short-Term Income Fund 17,438 535 1,202 16,878
Small-MidCap Dividend Income Fund — 11,947 822 10,846
Spectrum Preferred and Capital Securities Income Fund 27,757 843 11,124 16,884
$ 568,167 $ 125,504 $ 163,147 $ 554,180
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 5,204 $ — $ 5,403
Bond Market Index Fund — (74) — (417)
Core Fixed Income Fund 2,020 (276) — (2,966)
Diversified International Fund — (519) — 2,477
Diversified Real Asset Fund 369 (1,603) — 525
Equity Income Account 934 2,553 1,851 (4,762)
Finisterre Emerging Markets Total Return Bond Fund 327 (110) — 54
Global Real Estate Securities Fund — 579 — (446)
Government & High Quality Bond Account 187 (558) — 424
High Yield Fund 771 (279) — 354
Inflation Protection Fund — (259) — 210
International Equity Index Fund — (1) — (228)
International Small Company Fund — (73) — 280
LargeCap Growth Fund I — (1,190) — 4,312
LargeCap S&P 500 Index Fund — 49 — 650
LargeCap Value Fund III — (910) — 1,252
MidCap Account — (4,065) 248 5,575
Origin Emerging Markets Fund — (3,573) — 4,462
Overseas Fund — (47) — 1,288
Principal Capital Appreciation Fund — (1,210) — 6,298
Principal Government Money Market Fund - Class R-6 5.26% 274 — — —
Principal U.S. Mega-Cap ETF 313 — — 6,827
Principal U.S. Small-Cap ETF 21 658 — (602)
Real Estate Securities Account 114 — 210 (846)
Short-Term Income Fund 397 (56) — 163
Small-MidCap Dividend Income Fund 143 (13) — (266)
Spectrum Preferred and Capital Securities Income Fund 819 (1,911) — 1,319
$ 6,689 $ (7,684) $ 2,309 $ 31,340
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
September 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Money Market Funds - 0 .63%
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(b)
988,272 $ 988
Principal Exchange-Traded Funds - 6 .15%
Principal U.S. Mega-Cap ETF
(a)
186,030 7,970
Principal U.S. Small-Cap ETF
(a)
41,200 1,685
$ 9,655
Principal Funds, Inc. Class R-6 - 48 .75%
Blue Chip Fund
(a),(c)
269,078 9,041
Core Fixed Income Fund
(a)
4,719,069 38,413
Diversified International Fund
(a)
318,007 3,861
Diversified Real Asset Fund
(a)
356,798 3,711
High Yield Fund
(a)
1,073,906 6,819
International Equity Index Fund
(a)
123,619 1,287
International Small Company Fund
(a)
99,379 927
LargeCap Growth Fund I
(a),(c)
118,181 1,910
Origin Emerging Markets Fund
(a)
234,070 2,154
Small-MidCap Dividend Income Fund
(a)
136,628 2,134
Spectrum Preferred and Capital Securities Income
Fund
(a)
741,133 6,292
$ 76,549
Principal Funds, Inc. Institutional Class - 34 .29%
Bond Market Index Fund
(a)
2,841,209 23,554
Finisterre Emerging Markets Total Return Bond
Fund
(a)
425,061 3,587
Inflation Protection Fund
(a)
659,871 5,015
LargeCap S&P 500 Index Fund
(a)
110,557 2,405
LargeCap Value Fund III
(a)
112,323 1,916
Overseas Fund
(a)
152,342 1,583
Principal Capital Appreciation Fund
(a)
133,162 8,211
Short-Term Income Fund
(a)
654,390 7,584
$ 53,855
Principal Variable Contracts Funds, Inc.  Class 1 - 10 .20%
Equity Income Account
(a)
385,462 9,571
Government & High Quality Bond Account
(a)
490,590 3,851
MidCap Account
(a)
28,207 1,548
Real Estate Securities Account
(a)
66,809 1,047
$ 16,017
TOTAL INVESTMENT COMPANIES $ 157,064
Total Investments $ 157,064
Other Assets and Liabilities -  (0.02)% (30)
TOTAL NET ASSETS - 100.00% $ 157,034
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 60 .56%
Domestic Equity Funds 30 .22%
International Equity Funds 6 .25%
Specialty Funds 2 .36%
Money Market Funds 0 .63%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
September 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales September 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 13,398 $ 339 $ 6,771 $ 9,041
Bond Market Index Fund 24,448 1,557 2,216 23,554
Core Fixed Income Fund 31,863 11,217 3,150 38,413
Diversified International Fund 4,875 165 1,483 3,861
Diversified Real Asset Fund 4,550 265 883 3,711
Equity Income Account 15,148 1,128 6,174 9,571
Finisterre Emerging Markets Total Return Bond Fund 4,004 447 839 3,587
Global Real Estate Securities Fund 884 — 927 —
Government & High Quality Bond Account 7,854 337 4,259 3,851
High Yield Fund 4,795 3,039 1,036 6,819
Inflation Protection Fund 5,541 280 770 5,015
International Equity Index Fund — 1,406 63 1,287
International Small Company Fund 1,027 41 174 927
LargeCap Growth Fund I — 2,024 310 1,910
LargeCap S&P 500 Index Fund — 2,505 253 2,405
LargeCap Value Fund III — 2,038 138 1,916
MidCap Account 4,398 146 3,264 1,548
Origin Emerging Markets Fund 3,684 617 2,301 2,154
Overseas Fund 1,169 515 273 1,583
Principal Capital Appreciation Fund 8,776 448 1,988 8,211
Principal Government Money Market Fund - Class R-6 5.26% 1,465 2,692 3,169 988
Principal U.S. Mega-Cap ETF 6,103 886 232 7,970
Principal U.S. Small-Cap ETF 1,376 385 121 1,685
Real Estate Securities Account — 1,213 — 1,047
Short-Term Income Fund 7,608 705 775 7,584
Small-MidCap Dividend Income Fund — 2,326 138 2,134
Spectrum Preferred and Capital Securities Income Fund 10,339 640 4,465 6,292
$ 163,305 $ 37,361 $ 46,172 $ 157,064
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 383 $ — $ 1,692
Bond Market Index Fund — (106) — (129)
Core Fixed Income Fund 979 (464) — (1,053)
Diversified International Fund — (227) — 531
Diversified Real Asset Fund 79 (130) — (91)
Equity Income Account 230 (525) 456 (6)
Finisterre Emerging Markets Total Return Bond Fund 158 (174) — 149
Global Real Estate Securities Fund — 202 — (159)
Government & High Quality Bond Account 93 (413) — 332
High Yield Fund 237 (73) — 94
Inflation Protection Fund — (89) — 53
International Equity Index Fund — (1) — (55)
International Small Company Fund — (5) — 38
LargeCap Growth Fund I — 28 — 168
LargeCap S&P 500 Index Fund — 18 — 135
LargeCap Value Fund III — 3 — 13
MidCap Account — (696) 41 964
Origin Emerging Markets Fund — (738) — 892
Overseas Fund — (6) — 178
Principal Capital Appreciation Fund — (168) — 1,143
Principal Government Money Market Fund - Class R-6 5.26% 42 — — —
Principal U.S. Mega-Cap ETF 55 23 — 1,190
Principal U.S. Small-Cap ETF 5 47 — (2)
Real Estate Securities Account 22 — 41 (166)
Short-Term Income Fund 177 (36) — 82
Small-MidCap Dividend Income Fund 26 (9) — (45)
Spectrum Preferred and Capital Securities Income Fund 300 (788) — 566
$ 2,403 $ (3,944) $ 538 $ 6,514
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
September 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Money Market Funds - 1 .13%
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(b)
4,020,007 $ 4,020
Principal Exchange-Traded Funds - 13 .06%
Principal U.S. Mega-Cap ETF
(a)
889,311 38,098
Principal U.S. Small-Cap ETF
(a)
202,400 8,278
$ 46,376
Principal Funds, Inc. Class R-6 - 43 .49%
Blue Chip Fund
(a),(c)
1,286,562 43,228
Core Fixed Income Fund
(a)
2,716,913 22,116
Diversified International Fund
(a)
1,676,481 20,353
Diversified Real Asset Fund
(a)
979,757 10,189
High Yield Fund
(a)
860,786 5,466
International Equity Index Fund
(a)
659,484 6,865
International Small Company Fund
(a)
537,894 5,019
LargeCap Growth Fund I
(a),(c)
964,376 15,584
Origin Emerging Markets Fund
(a)
1,157,149 10,646
Small-MidCap Dividend Income Fund
(a)
653,964 10,215
Spectrum Preferred and Capital Securities Income
Fund
(a)
556,432 4,724
$ 154,405
Principal Funds, Inc. Institutional Class - 27 .56%
Bond Market Index Fund
(a)
1,576,765 13,071
Finisterre Emerging Markets Total Return Bond
Fund
(a)
333,196 2,812
Inflation Protection Fund
(a)
311,631 2,368
LargeCap S&P 500 Index Fund
(a)
428,264 9,315
LargeCap Value Fund III
(a)
1,067,286 18,208
Overseas Fund
(a)
847,215 8,803
Principal Capital Appreciation Fund
(a)
633,508 39,062
Short-Term Income Fund
(a)
365,462 4,236
$ 97,875
Principal Variable Contracts Funds, Inc.  Class 1 - 14 .78%
Equity Income Account
(a)
1,501,909 37,292
Government & High Quality Bond Account
(a)
289,517 2,273
MidCap Account
(a)
141,576 7,768
Real Estate Securities Account
(a)
327,656 5,138
$ 52,471
TOTAL INVESTMENT COMPANIES $ 355,147
Total Investments $ 355,147
Other Assets and Liabilities -  (0.02)% (85)
TOTAL NET ASSETS - 100.00% $ 355,062
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 65 .40%
Fixed Income Funds 16 .07%
International Equity Funds 14 .55%
Specialty Funds 2 .87%
Money Market Funds 1 .13%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
September 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales September 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 52,252 $ 658 $ 18,515 $ 43,228
Bond Market Index Fund 12,833 696 311 13,071
Core Fixed Income Fund 17,121 6,267 399 22,116
Diversified International Fund 23,851 348 5,447 20,353
Diversified Real Asset Fund 16,613 463 6,165 10,189
Equity Income Account 48,403 3,299 12,188 37,292
Finisterre Emerging Markets Total Return Bond Fund 2,849 159 173 2,812
Global Real Estate Securities Fund 1,595 — 1,675 —
Government & High Quality Bond Account 3,539 166 1,370 2,273
High Yield Fund 3,942 2,182 677 5,466
Inflation Protection Fund 2,364 96 70 2,368
International Equity Index Fund — 7,253 91 6,865
International Small Company Fund 4,990 128 253 5,019
LargeCap Growth Fund I 8,562 6,637 2,232 15,584
LargeCap S&P 500 Index Fund — 9,106 334 9,315
LargeCap Value Fund III 14,700 7,358 4,096 18,208
MidCap Account 21,660 387 15,609 7,768
Origin Emerging Markets Fund 16,935 1,965 8,961 10,646
Overseas Fund 6,698 1,750 573 8,803
Principal Capital Appreciation Fund 38,060 664 4,019 39,062
Principal Government Money Market Fund - Class R-6 5.26% 2,766 12,529 11,275 4,020
Principal U.S. Mega-Cap ETF 27,994 4,552 — 38,098
Principal U.S. Small-Cap ETF 6,974 3,479 2,303 8,278
Real Estate Securities Account — 5,951 — 5,138
Short-Term Income Fund 3,958 402 148 4,236
Small-MidCap Dividend Income Fund — 10,781 324 10,215
Spectrum Preferred and Capital Securities Income Fund 7,046 295 2,452 4,724
$ 345,705 $ 87,571 $ 99,660 $ 355,147
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 22 $ — $ 8,811
Bond Market Index Fund — (10) — (137)
Core Fixed Income Fund 543 (62) — (811)
Diversified International Fund — (289) — 1,890
Diversified Real Asset Fund 236 (1,156) — 434
Equity Income Account 881 (688) 1,744 (1,534)
Finisterre Emerging Markets Total Return Bond Fund 124 (35) — 12
Global Real Estate Securities Fund — 63 — 17
Government & High Quality Bond Account 55 (124) — 62
High Yield Fund 198 (82) — 101
Inflation Protection Fund — (5) — (17)
International Equity Index Fund — — — (297)
International Small Company Fund — (45) — 199
LargeCap Growth Fund I — (696) — 3,313
LargeCap S&P 500 Index Fund — 26 — 517
LargeCap Value Fund III — (503) — 749
MidCap Account — (3,723) 199 5,053
Origin Emerging Markets Fund — (3,092) — 3,799
Overseas Fund — (40) — 968
Principal Capital Appreciation Fund — (682) — 5,039
Principal Government Money Market Fund - Class R-6 5.26% 238 — — —
Principal U.S. Mega-Cap ETF 254 — — 5,552
Principal U.S. Small-Cap ETF 17 883 — (755)
Real Estate Securities Account 109 — 202 (813)
Short-Term Income Fund 95 (7) — 31
Small-MidCap Dividend Income Fund 131 (13) — (229)
Spectrum Preferred and Capital Securities Income Fund 223 (444) — 279
$ 3,104 $ (10,702) $ 2,145 $ 32,233
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
September 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Money Market Funds - 0 .68%
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(b)
910,290 $ 910
Principal Exchange-Traded Funds - 5 .65%
Principal Active High Yield ETF
(a)
121,116 2,186
Principal U.S. Mega-Cap ETF
(a)
124,407 5,330
$ 7,516
Principal Funds, Inc. Class R-6 - 45 .15%
Blue Chip Fund
(a),(c)
71,683 2,409
Core Fixed Income Fund
(a)
4,791,728 39,005
Diversified International Fund
(a)
277,526 3,369
Global Real Estate Securities Fund
(a)
78,857 650
High Yield Fund
(a)
736,116 4,674
LargeCap Growth Fund I
(a),(c)
77,010 1,244
Origin Emerging Markets Fund
(a)
69,058 635
Small-MidCap Dividend Income Fund
(a)
164,802 2,574
Spectrum Preferred and Capital Securities Income
Fund
(a)
649,675 5,516
$ 60,076
Principal Funds, Inc. Institutional Class - 40 .49%
Bond Market Index Fund
(a)
3,507,931 29,081
Finisterre Emerging Markets Total Return Bond
Fund
(a)
351,202 2,964
Inflation Protection Fund
(a)
817,276 6,211
LargeCap S&P 500 Index Fund
(a)
61,225 1,332
LargeCap Value Fund III
(a)
75,211 1,283
Principal Capital Appreciation Fund
(a)
74,240 4,578
Short-Term Income Fund
(a)
727,045 8,426
$ 53,875
Principal Variable Contracts Funds, Inc.  Class 1 - 8 .05%
Equity Income Account
(a)
168,143 4,175
Government & High Quality Bond Account
(a)
751,935 5,903
Real Estate Securities Account
(a)
40,667 638
$ 10,716
TOTAL INVESTMENT COMPANIES $ 133,093
Total Investments $ 133,093
Other Assets and Liabilities -  (0.02)% (26)
TOTAL NET ASSETS - 100.00% $ 133,067
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 78 .13%
Domestic Equity Funds 17 .71%
International Equity Funds 3 .50%
Money Market Funds 0 .68%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
September 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales September 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 5,608 $ 40 $ 4,004 $ 2,409
Bond Market Index Fund 29,785 2,173 2,562 29,081
Core Fixed Income Fund 37,696 7,086 4,335 39,005
Diversified International Fund 3,148 651 630 3,369
Equity Income Account 9,180 380 5,210 4,175
Finisterre Emerging Markets Total Return Bond Fund 2,946 318 275 2,964
Global Real Estate Securities Fund 868 — 197 650
Government & High Quality Bond Account 9,306 344 3,546 5,903
High Yield Fund 1,989 2,827 128 4,674
Inflation Protection Fund 7,092 175 1,014 6,211
LargeCap Growth Fund I — 1,453 351 1,244
LargeCap S&P 500 Index Fund — 1,451 211 1,332
LargeCap Value Fund III — 1,465 194 1,283
Origin Emerging Markets Fund 1,054 150 615 635
Principal Active High Yield ETF 3,054 — 914 2,186
Principal Capital Appreciation Fund 5,292 127 1,429 4,578
Principal Government Money Market Fund - Class R-6 5.26% 1,277 1,473 1,840 910
Principal U.S. Mega-Cap ETF 3,729 846 — 5,330
Real Estate Securities Account — 739 — 638
Short-Term Income Fund 8,599 560 786 8,426
Small-MidCap Dividend Income Fund 1,656 1,367 471 2,574
Spectrum Preferred and Capital Securities Income Fund 10,745 403 5,463 5,516
$ 143,024 $ 24,028 $ 34,175 $ 133,093
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 75 $ — $ 690
Bond Market Index Fund — (119) — (196)
Core Fixed Income Fund 1,020 (753) — (689)
Diversified International Fund — (19) — 219
Equity Income Account 100 (485) 199 310
Finisterre Emerging Markets Total Return Bond Fund 131 (57) — 32
Global Real Estate Securities Fund — 40 — (61)
Government & High Quality Bond Account 143 (404) — 203
High Yield Fund 140 (7) — (7)
Inflation Protection Fund — (119) — 77
LargeCap Growth Fund I — 32 — 110
LargeCap S&P 500 Index Fund — 16 — 76
LargeCap Value Fund III — 4 — 8
Origin Emerging Markets Fund — (299) — 345
Principal Active High Yield ETF 96 (20) — 66
Principal Capital Appreciation Fund — (104) — 692
Principal Government Money Market Fund - Class R-6 5.26% 47 — — —
Principal U.S. Mega-Cap ETF 35 — — 755
Real Estate Securities Account 13 — 25 (101)
Short-Term Income Fund 198 (36) — 89
Small-MidCap Dividend Income Fund 35 (33) — 55
Spectrum Preferred and Capital Securities Income Fund 283 (913) — 744
$ 2,241 $ (3,201) $ 224 $ 3,417
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
September 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 0 .60%
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(b)
2,152,353 $ 2,152
Principal Exchange-Traded Funds - 14 .21%
Principal U.S. Mega-Cap ETF
(a)
975,000 41,769
Principal U.S. Small-Cap ETF
(a)
231,100 9,452
$ 51,221
Principal Funds, Inc. Class R-6 - 41 .18%
Blue Chip Fund
(a),(c)
1,553,767 52,207
Diversified International Fund
(a)
1,769,128 21,477
Diversified Real Asset Fund
(a)
911,521 9,480
International Equity Index Fund
(a)
874,536 9,104
International Small Company Fund
(a)
925,537 8,635
LargeCap Growth Fund I
(a),(c)
1,141,670 18,449
Origin Emerging Markets Fund
(a)
1,600,094 14,721
Small-MidCap Dividend Income Fund
(a)
922,353 14,407
$ 148,480
Principal Funds, Inc. Institutional Class - 29 .77%
Bond Market Index Fund
(a)
949,001 7,867
LargeCap S&P 500 Index Fund
(a)
515,565 11,214
LargeCap Value Fund III
(a)
1,274,879 21,749
Overseas Fund
(a)
1,718,353 17,854
Principal Capital Appreciation Fund
(a)
788,880 48,642
$ 107,326
Principal Variable Contracts Funds, Inc.  Class 1 - 14 .27%
Equity Income Account
(a)
1,716,419 42,618
MidCap Account
(a)
129,720 7,118
Real Estate Securities Account
(a)
110,381 1,731
$ 51,467
TOTAL INVESTMENT COMPANIES $ 360,646
Total Investments $ 360,646
Other Assets and Liabilities -  (0.03)% (96)
TOTAL NET ASSETS - 100.00% $ 360,550
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 74 .72%
International Equity Funds 19 .90%
Specialty Funds 2 .63%
Fixed Income Funds 2 .18%
Money Market Funds 0 .60%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Strategic Growth Portfolio
September 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales September 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 57,590 $ 2,474 $ 17,797 $ 52,207
Bond Market Index Fund 9,733 534 2,392 7,867
Diversified International Fund 25,055 479 5,698 21,477
Diversified Real Asset Fund 9,023 1,092 105 9,480
Equity Income Account 53,712 3,898 12,427 42,618
International Equity Index Fund — 9,683 186 9,104
International Small Company Fund 8,507 324 453 8,635
LargeCap Growth Fund I 10,225 7,615 2,485 18,449
LargeCap S&P 500 Index Fund — 10,980 409 11,214
LargeCap Value Fund III 17,244 8,594 4,366 21,749
MidCap Account 23,458 458 18,216 7,118
Origin Emerging Markets Fund 22,470 2,075 10,750 14,721
Overseas Fund 14,696 2,339 1,112 17,854
Principal Capital Appreciation Fund 44,659 1,369 2,475 48,642
Principal Government Money Market Fund - Class R-6 5.26% 2,373 6,882 7,103 2,152
Principal U.S. Mega-Cap ETF 31,084 4,553 — 41,769
Principal U.S. Small-Cap ETF 9,035 3,305 3,111 9,452
Real Estate Securities Account — 2,005 — 1,731
Small-MidCap Dividend Income Fund — 15,294 554 14,407
$ 338,864 $ 83,953 $ 89,639 $ 360,646
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (1,473) $ — $ 11,413
Bond Market Index Fund — (65) — 57
Diversified International Fund — (649) — 2,290
Diversified Real Asset Fund 184 (14) — (516)
Equity Income Account 1,002 (1,249) 1,985 (1,316)
International Equity Index Fund — (2) — (391)
International Small Company Fund — (126) — 383
LargeCap Growth Fund I — 26 — 3,068
LargeCap S&P 500 Index Fund — 22 — 621
LargeCap Value Fund III — 101 — 176
MidCap Account — (3,104) 182 4,522
Origin Emerging Markets Fund — (537) — 1,463
Overseas Fund — (84) — 2,015
Principal Capital Appreciation Fund — (485) — 5,574
Principal Government Money Market Fund - Class R-6 5.26% 141 — — —
Principal U.S. Mega-Cap ETF 281 — — 6,132
Principal U.S. Small-Cap ETF 21 1,188 — (965)
Real Estate Securities Account 37 — 68 (274)
Small-MidCap Dividend Income Fund 182 (17) — (316)
$ 1,848 $ (6,468) $ 2,235 $ 33,936
Amounts in thousands.

Schedule of Investments
Short-Term Income Account
September 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .01 % Shares Held Value (000's)
Money Market Funds - 3 .01%
BlackRock Liquidity FedFund - Institutional Class
5.24%
(a),(b)
487,000 $ 487
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(c)
3,653,983 3,654
$ 4,141
TOTAL INVESTMENT COMPANIES $ 4,141
BONDS - 88 .10%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0 .18%
RTX Corp
3.20%, 03/15/2024 $ 250 $ 247
Agriculture - 0 .07%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 100 92
Airlines - 0 .39%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(d)
382 367
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
171 166
$ 533
Automobile Asset Backed Securities - 7 .46%
Americredit Automobile Receivables Trust 2022-1
2.05%, 01/20/2026 73 73
BMW Vehicle Owner Trust 2023-A
5.72%, 04/27/2026 400 399
CPS Auto Receivables Trust 2022-B
2.88%, 06/15/2026
(d)
500 495
CPS Auto Receivables Trust 2023-C
6.13%, 09/15/2026
(d)
354 354
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030
(d)
300 298
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(d)
475 432
Ford Credit Auto Owner Trust 2021-REV1
1.37%, 10/17/2033
(d)
250 224
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.19%, 03/16/2026 267 266
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.74%, 09/16/2026 400 400
Honda Auto Receivables 2023-2 Owner Trust
5.41%, 04/15/2026 500 498
Mercedes-Benz Auto Receivables Trust 2023-1
5.09%, 01/15/2026 166 166
Navistar Financial Dealer Note Master Owner Trust
II
6.56%, 05/25/2027
(d)
800 801
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.25%
Nissan Auto Receivables 2023-A Owner Trust
5.34%, 02/17/2026 400 399
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(d)
750 728
OneMain Direct Auto Receivables Trust 2021-1
0.87%, 07/14/2028
(d)
750 714
OneMain Direct Auto Receivables Trust 2022-1
4.65%, 03/14/2029
(d)
500 489
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(d)
750 734
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(d)
200 186
Toyota Auto Loan Extended Note Trust 2023-1
4.93%, 06/25/2036
(d)
900 879
Toyota Auto Receivables 2023-A Owner Trust
5.05%, 01/15/2026 536 533
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Westlake Automobile Receivables Trust 2022-2
6.44%, 08/15/2025
(d)
$ 144 $ 144
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.13%
World Omni Auto Receivables Trust 2022-A
1.15%, 04/15/2025 41 41
World Omni Auto Receivables Trust 2023-A
5.74%, 07/15/2026 455 455
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.43%
World Omni Select Auto Trust 2023-A
5.92%, 03/15/2027 569 568
$ 10,276
Banks - 15 .39%
Bank of America Corp
0.98%, 09/25/2025
(e)
1,250 1,184
Secured Overnight Financing Rate + 0.91%
1.20%, 10/24/2026
(e)
700 633
Secured Overnight Financing Rate + 1.01%
1.32%, 06/19/2026
(e)
600 550
Secured Overnight Financing Rate + 1.15%
4.20%, 08/26/2024 750 737
Bank of Montreal
0.95%, 01/22/2027
(e)
600 535
Secured Overnight Financing Rate + 0.60%
Bank of New York Mellon Corp/The
5.62%, 04/26/2024 500 499
Secured Overnight Financing Rate + 0.26%
Bank of Nova Scotia/The
1.30%, 09/15/2026 307 270
Barclays PLC
2.28%, 11/24/2027
(e)
500 441
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
5.30%, 08/09/2026
(e)
500 490
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
BNP Paribas SA
5.13%, 01/13/2029
(d),(e),(f)
400 386
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%
Canadian Imperial Bank of Commerce
5.93%, 10/02/2026
(g)
300 300
5.99%, 10/03/2028
(g)
160 160
Citigroup Inc
0.78%, 10/30/2024
(e)
400 398
Secured Overnight Financing Rate + 0.69%
1.12%, 01/28/2027
(e)
900 802
Secured Overnight Financing Rate + 0.77%
4.00%, 08/05/2024 274 269
Deutsche Bank AG/New York NY
0.90%, 05/28/2024 175 169
0.96%, 11/08/2023 400 398
Fifth Third Bancorp
3.65%, 01/25/2024 200 198
4.30%, 01/16/2024 400 398
Goldman Sachs Group Inc/The
1.22%, 12/06/2023 500 496
2.64%, 02/24/2028
(e)
300 267
Secured Overnight Financing Rate + 1.11%
4.48%, 08/23/2028
(e)
500 473
Secured Overnight Financing Rate + 1.73%
6.12%, 12/09/2026 600 596
Secured Overnight Financing Rate + 0.79%

Schedule of Investments
Short-Term Income Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC
2.63%, 11/07/2025
(e)
$ 200 $ 192
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%
JPMorgan Chase & Co
1.04%, 02/04/2027
(e)
700 623
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(e)
1,400 1,258
Secured Overnight Financing Rate + 0.80%
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 600 571
Morgan Stanley
1.59%, 05/04/2027
(e)
250 222
Secured Overnight Financing Rate + 0.88%
2.48%, 01/21/2028
(e)
300 267
Secured Overnight Financing Rate + 1.00%
5.05%, 01/28/2027
(e)
250 245
Secured Overnight Financing Rate + 1.30%
5.81%, 01/25/2024 750 750
Secured Overnight Financing Rate + 0.46%
6.00%, 01/24/2025 1,000 998
Secured Overnight Financing Rate + 0.63%
NatWest Group PLC
4.27%, 03/22/2025
(e)
250 247
3 Month USD LIBOR + 1.76%
NatWest Markets PLC
0.80%, 08/12/2024
(d)
200 191
1.60%, 09/29/2026
(d)
400 352
Royal Bank of Canada
0.88%, 01/20/2026 600 538
Societe Generale SA
2.63%, 01/22/2025
(d)
300 285
Toronto-Dominion Bank/The
0.75%, 01/06/2026 600 535
Truist Financial Corp
1.27%, 03/02/2027
(e)
348 308
Secured Overnight Financing Rate + 0.61%
UBS Group AG
2.59%, 09/11/2025
(d),(e)
650 626
Secured Overnight Financing Rate + 1.56%
4.49%, 08/05/2025
(d),(e)
750 737
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
Wells Fargo & Co
2.16%, 02/11/2026
(e)
800 755
CME Term Secured Overnight Financing
Rate 3 Month + 1.01%
2.19%, 04/30/2026
(e)
400 376
Secured Overnight Financing Rate + 2.00%
2.41%, 10/30/2025
(e)
500 479
CME Term Secured Overnight Financing
Rate 3 Month + 1.09%
$ 21,204
Beverages - 0 .77%
JDE Peet's NV
0.80%, 09/24/2024
(d)
500 474
Keurig Dr Pepper Inc
0.75%, 03/15/2024 600 586
$ 1,060
Biotechnology - 0 .28%
Amgen Inc
5.15%, 03/02/2028 400 393
Building Materials - 0 .22%
Martin Marietta Materials Inc
4.25%, 07/02/2024 309 306
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 0 .65%
Celanese US Holdings LLC
3.50%, 05/08/2024 $ 200 $ 197
Nutrien Ltd
5.90%, 11/07/2024 450 449
Westlake Corp
3.60%, 08/15/2026 268 253
$ 899
Commercial Mortgage Backed Securities - 10 .20%
Arbor Multifamily Mortgage Securities Trust
2022-MF4
3.27%, 02/15/2055
(d),(h)
545 498
BX 2021-LBA3 Mortgage Trust
6.14%, 10/15/2036
(d)
250 244
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.80%
BX Commercial Mortgage Trust 2021-21M
6.18%, 10/15/2036
(d)
279 274
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.84%
BX Commercial Mortgage Trust 2021-ACNT
6.30%, 11/15/2038
(d)
400 392
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
BX Commercial Mortgage Trust 2021-SOAR
6.12%, 06/15/2038
(d)
279 273
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.78%
BX Commercial Mortgage Trust 2021-VINO
6.10%, 05/15/2038
(d)
151 148
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.77%
BX Commercial Mortgage Trust 2021-VOLT
6.15%, 09/15/2036
(d)
1,000 973
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
BX Commercial Mortgage Trust 2021-XL2
6.13%, 10/15/2038
(d)
782 764
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.80%
BX Trust 2021-BXMF
6.08%, 10/15/2026
(d)
375 367
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.75%
BX Trust 2021-LGCY
5.95%, 10/15/2036
(d)
750 730
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.62%
Cold Storage Trust 2020-ICE5
6.35%, 11/15/2037
(d)
590 584
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.01%
Credit Suisse Mortgage Capital Certificates
2019-ICE4
6.36%, 05/15/2036
(d)
698 697
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.03%
ELP Commercial Mortgage Trust 2021-ELP
6.15%, 11/15/2038
(d)
750 733
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.82%
GS Mortgage Securities Corp II
4.47%, 09/10/2038
(d),(h)
460 440
JP Morgan Chase Commercial Mortgage Securities
Trust 2021-MHC
6.25%, 04/15/2038
(d)
718 710
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.91%

Schedule of Investments
Short-Term Income Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Life 2021-BMR Mortgage Trust
6.15%, 03/15/2038
(d)
$ 639 $ 626
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
Life 2022-BMR Mortgage Trust
6.63%, 05/15/2039
(d)
800 786
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
MHC Commercial Mortgage Trust 2021-MHC
6.25%, 04/15/2038
(d)
922 910
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.92%
MHC Trust 2021-MHC2
6.30%, 05/15/2038
(d)
793 780
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
MHP 2021-STOR
6.15%, 07/15/2038
(d)
650 638
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
MHP 2022-MHIL
6.15%, 01/15/2027
(d)
486 475
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
OPG Trust 2021-PORT
5.93%, 10/15/2036
(d)
666 649
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.60%
SREIT Trust 2021-MFP
6.18%, 11/15/2038
(d)
600 589
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
TPGI Trust 2021-DGWD
6.15%, 06/15/2026
(d)
797 782
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
$ 14,062
Computers - 1 .18%
Apple Inc
1.13%, 05/11/2025 1,000 935
Dell International LLC / EMC Corp
5.25%, 02/01/2028 400 394
Hewlett Packard Enterprise Co
4.45%, 10/02/2023 300 300
$ 1,629
Consumer Products - 0 .33%
Avery Dennison Corp
0.85%, 08/15/2024 475 454
Diversified Financial Services - 0 .52%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.65%, 10/29/2024 500 476
Capital One Financial Corp
3.90%, 01/29/2024 242 240
$ 716
Electric - 8 .37%
AES Corp/The
1.38%, 01/15/2026 900 802
Alliant Energy Finance LLC
1.40%, 03/15/2026
(d)
150 133
American Electric Power Co Inc
2.03%, 03/15/2024 350 343
Black Hills Corp
1.04%, 08/23/2024 550 526
4.25%, 11/30/2023 750 748
Consumers Energy Co
4.90%, 02/15/2029 375 367
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Dominion Energy Inc
3.07%, 08/15/2024
(h)
$ 200 $ 195
DTE Energy Co
1.05%, 06/01/2025 100 92
2.53%, 10/01/2024
(h)
300 289
Duke Energy Corp
0.90%, 09/15/2025 250 227
Emera US Finance LP
0.83%, 06/15/2024 395 379
Entergy Louisiana LLC
0.62%, 11/17/2023 91 90
0.95%, 10/01/2024 500 477
Evergy Inc
2.45%, 09/15/2024 200 193
Eversource Energy
5.45%, 03/01/2028 350 346
Fells Point Funding Trust
3.05%, 01/31/2027
(d)
750 680
Fortis Inc/Canada
3.06%, 10/04/2026 656 601
NextEra Energy Capital Holdings Inc
4.90%, 02/28/2028 167 162
5.75%, 11/03/2023 800 800
Secured Overnight Financing Rate + 0.40%
5.75%, 09/01/2025 800 798
6.05%, 03/01/2025 150 150
Public Service Enterprise Group Inc
0.80%, 08/15/2025 700 639
2.88%, 06/15/2024 100 98
Southern Co/The
5.50%, 03/15/2029 500 497
Southwestern Electric Power Co
1.65%, 03/15/2026 400 362
Tucson Electric Power Co
3.05%, 03/15/2025 100 96
Vistra Operations Co LLC
3.70%, 01/30/2027
(d)
800 730
Xcel Energy Inc
0.50%, 10/15/2023 500 499
1.75%, 03/15/2027 250 220
$ 11,539
Entertainment - 0 .20%
Warnermedia Holdings Inc
3.76%, 03/15/2027 300 277
Food - 2 .39%
JBS USA LUX SA / JBS USA Food Co / JBS USA
Finance Inc
5.13%, 02/01/2028 310 295
Mondelez International Holdings Netherlands BV
0.75%, 09/24/2024
(d)
500 476
Nestle Holdings Inc
0.38%, 01/15/2024
(d)
850 837
0.61%, 09/14/2024
(d)
500 477
5.00%, 09/12/2028
(d)
500 499
Pilgrim's Pride Corp
5.88%, 09/30/2027
(d)
700 710
$ 3,294
Forest Products & Paper - 0 .27%
Georgia-Pacific LLC
1.75%, 09/30/2025
(d)
400 370
Gas - 0 .37%
NiSource Inc
0.95%, 08/15/2025 400 365
5.25%, 03/30/2028 150 147
$ 512

Schedule of Investments
Short-Term Income Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services - 1 .21%
Centene Corp
4.25%, 12/15/2027 $ 750 $ 691
HCA Inc
5.25%, 06/15/2026 1,000 979
$ 1,670
Home Builders - 0 .14%
DR Horton Inc
2.50%, 10/15/2024 200 193
Home Furnishings - 0 .18%
Panasonic Holdings Corp
2.68%, 07/19/2024
(d)
250 243
Insurance - 2 .90%
Athene Global Funding
1.72%, 01/07/2025
(d)
400 375
Five Corners Funding Trust
4.42%, 11/15/2023
(d)
750 748
Guardian Life Global Funding
0.88%, 12/10/2025
(d)
500 449
1.10%, 06/23/2025
(d)
550 505
Markel Group Inc
3.50%, 11/01/2027 209 192
MassMutual Global Funding II
2.75%, 06/22/2024
(d)
500 489
Metropolitan Life Global Funding I
3.60%, 01/11/2024
(d)
600 597
New York Life Global Funding
2.00%, 01/22/2025
(d)
200 191
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(d)
500 448
$ 3,994
Internet - 0 .32%
eBay Inc
1.40%, 05/10/2026 500 448
Media - 0 .35%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 292 285
Paramount Global
4.75%, 05/15/2025 200 195
$ 480
Mining - 0 .45%
Anglo American Capital PLC
5.38%, 04/01/2025
(d)
400 395
Glencore Funding LLC
1.63%, 09/01/2025
(d)
250 230
$ 625
Mortgage Backed Securities - 3 .37%
CHL Mortgage Pass-Through Trust 2003-46
4.21%, 01/19/2034
(h)
9 8
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(d),(h)
108 92
J.P. Morgan Mortgage Trust 2023-8
6.00%, 02/25/2054
(d),(h)
1,200 1,180
JP Morgan Mortgage Trust 2004-A3
4.78%, 07/25/2034
(h)
6 5
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 10 10
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(d),(h)
299 259
JP Morgan Mortgage Trust 2023-HE2
7.02%, 03/25/2054
(d)
700 700
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.70%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(d),(h)
$ 151 $ 129
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(d),(h)
392 331
PHH Mortgage Trust Series 2008-CIM1
7.69%, 06/25/2038 30 27
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.36%
PSMC 2021-3 Trust
2.50%, 08/25/2051
(d),(h)
766 653
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(d),(h)
143 125
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(d),(h)
381 322
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(d),(h)
560 472
Wells Fargo Mortgage Backed Securities 2020-2
Trust
3.00%, 12/25/2049
(d),(h)
10 10
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(d),(h)
14 13
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(d),(h)
223 178
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(d),(h)
88 77
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(d),(h)
67 57
$ 4,648
Office & Business Equipment - 0 .26%
CDW LLC / CDW Finance Corp
2.67%, 12/01/2026 400 361
Oil & Gas - 0 .69%
Chevron USA Inc
0.69%, 08/12/2025 400 367
Exxon Mobil Corp
2.99%, 03/19/2025 450 435
Phillips 66
3.85%, 04/09/2025 150 146
$ 948
Other Asset Backed Securities - 14 .90%
AMMC CLO 15 Ltd
6.69%, 01/15/2032
(d)
600 596
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.38%
Bardot CLO Ltd
6.70%, 10/22/2032
(d)
500 496
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.35%
CCG Receivables Trust 2020-1
0.54%, 12/14/2027
(d)
19 18
CCG Receivables Trust 2021-1
0.30%, 06/14/2027
(d)
95 93
CF Hippolyta Issuer LLC
1.53%, 03/15/2061
(d)
1,649 1,448
1.69%, 07/15/2060
(d)
225 204
Dell Equipment Finance Trust 2023-2
5.84%, 01/22/2029
(d)
300 300
Dewolf Park CLO Ltd
6.49%, 10/15/2030
(d)
998 993
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.18%

Schedule of Investments
Short-Term Income Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
DLLAA 2023-1 LLC
5.93%, 07/20/2026
(d)
$ 300 $ 300
Fortress Credit Opportunities XVII CLO Ltd
6.68%, 01/15/2030
(d)
543 541
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.37%
John Deere Owner Trust 2023-B
5.59%, 06/15/2026 450 449
JP Morgan Mortgage Trust 2023-HE1
7.06%, 11/25/2053
(d)
135 135
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.75%
KKR CLO 18 Ltd
6.51%, 07/18/2030
(d)
789 784
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
KKR Lending Partners III Clo LLC
6.97%, 10/20/2030
(d)
253 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.64%
7.14%, 10/20/2030
(d)
400 395
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.81%
Kubota Credit Owner Trust 2023-1
5.40%, 02/17/2026
(d)
400 398
Kubota Credit Owner Trust 2023-2
5.61%, 07/15/2026
(d)
625 622
Lake Shore MM CLO III LLC
7.05%, 10/17/2031
(d)
1,000 989
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.74%
Madison Park Funding XVIII Ltd
6.54%, 10/21/2030
(d)
492 491
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
Marathon CLO X Ltd
6.63%, 11/15/2029
(d)
145 145
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.26%
Marathon CLO XIII Ltd
6.89%, 04/15/2032
(d)
500 499
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.58%
MMAF Equipment Finance LLC 2023-A
5.79%, 11/13/2026
(d)
500 499
MVW 2021-1W LLC
1.14%, 01/22/2041
(d)
41 37
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(d)
68 67
Oaktree CLO 2019-4 Ltd
6.71%, 10/20/2032
(d)
1,000 996
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.38%
Palmer Square Loan Funding 2022-1 Ltd
6.36%, 04/15/2030
(d)
408 406
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.05%
Parliament Funding II ltd
6.84%, 10/20/2031
(d)
393 389
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.51%
PFS Financing Corp
0.71%, 04/15/2026
(d)
250 243
0.97%, 02/15/2026
(d)
350 344
2.47%, 02/15/2027
(d)
1,000 952
5.52%, 10/15/2028
(d)
200 198
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Shackleton 2017-X CLO Ltd
6.48%, 04/20/2029
(d)
$ 306 $ 304
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.15%
Stratus CLO 2021-2 Ltd
6.49%, 12/28/2029
(d)
196 195
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.16%
TCI-Flatiron CLO 2016-1 Ltd
6.41%, 01/17/2032
(d)
638 634
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.10%
T-Mobile US Trust 2022-1
4.91%, 05/22/2028
(d)
1,500 1,479
Trafigura Securitisation Finance PLC 2021-1
1.08%, 01/15/2025
(d)
600 569
Verizon Master Trust
4.49%, 01/22/2029 700 685
4.89%, 04/13/2028 1,000 987
5.16%, 06/20/2029 600 596
5.23%, 11/22/2027 550 546
Voya 2012-4 Ltd
6.57%, 10/15/2030
(d)
221 220
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.26%
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(d)
42 41
$ 20,534
Packaging & Containers - 0 .50%
Graphic Packaging International LLC
0.82%, 04/15/2024
(d)
300 291
1.51%, 04/15/2026
(d)
450 401
$ 692
Pharmaceuticals - 1 .72%
AbbVie Inc
2.60%, 11/21/2024 200 193
Bayer US Finance II LLC
3.88%, 12/15/2023
(d)
200 199
Bristol-Myers Squibb Co
0.54%, 11/13/2023 300 298
Cigna Group/The
0.61%, 03/15/2024 150 146
1.25%, 03/15/2026 500 450
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 500 500
Novartis Capital Corp
1.75%, 02/14/2025 300 286
Pfizer Investment Enterprises Pte Ltd
4.65%, 05/19/2025 300 296
$ 2,368
Pipelines - 1 .38%
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(d)
525 522
6.06%, 08/15/2026
(d)
150 150
Energy Transfer LP
4.40%, 03/15/2027 250 237
5.55%, 02/15/2028 400 393
ONEOK Inc
5.55%, 11/01/2026 300 298
Williams Cos Inc/The
5.40%, 03/02/2026 300 298
$ 1,898
REITs - 2 .36%
American Tower Trust #1
3.65%, 03/15/2048
(d)
270 247
5.49%, 03/15/2028
(d)
500 492

Schedule of Investments
Short-Term Income Account
September 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Crown Castle Inc
1.35%, 07/15/2025 $ 250 $ 230
CubeSmart LP
4.00%, 11/15/2025 65 62
Omega Healthcare Investors Inc
4.50%, 01/15/2025 269 262
4.95%, 04/01/2024 250 248
SBA Tower Trust
1.63%, 05/15/2051
(d)
500 433
1.88%, 07/15/2050
(d)
125 113
2.33%, 07/15/2052
(d)
653 555
2.84%, 01/15/2050
(d)
225 215
Ventas Realty LP
3.50%, 04/15/2024
(f)
400 394
$ 3,251
Semiconductors - 0 .14%
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 200 190
Software - 0 .40%
Oracle Corp
1.65%, 03/25/2026 300 272
Roper Technologies Inc
1.00%, 09/15/2025 300 274
$ 546
Student Loan Asset Backed Securities - 4 .86%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
64 59
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
73 68
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
133 116
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(d)
263 222
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(d)
258 208
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(d)
331 269
EDvestinU Private Education Loan Issue No 3 LLC
1.80%, 11/25/2045
(d)
154 133
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(d)
7 7
Navient Private Education Refi Loan Trust 2019-A
3.42%, 01/15/2043
(d)
20 19
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068
(d)
76 70
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069
(d)
123 110
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(d)
127 113
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069
(d)
143 127
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069
(d)
89 80
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069
(d)
99 86
Navient Private Education Refi Loan Trust 2021-B
0.94%, 07/15/2069
(d)
739 637
Navient Private Education Refi Loan Trust 2021-c
1.06%, 10/15/2069
(d)
127 108
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(d)
329 275
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(d)
352 294
Navient Private Education Refi Loan Trust 2022-A
2.23%, 07/15/2070
(d)
201 173
Navient Private Education Refi Loan Trust 2023-A
5.51%, 10/15/2071
(d)
239 235
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(d)
$ 545 $ 485
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(d)
171 153
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(d)
343 308
SLM Private Credit Student Loan Trust 2004-A
6.07%, 06/15/2033 36 35
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.66%
SLM Private Credit Student Loan Trust 2006-A
5.96%, 06/15/2039 353 340
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.55%
SLM Private Credit Student Loan Trust 2006-B
5.87%, 12/15/2039 139 134
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.46%
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053
(d)
319 273
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(d)
330 291
SMB Private Education Loan Trust 2021-D
1.34%, 03/17/2053
(d)
589 517
SMB Private Education Loan Trust 2021-E
1.68%, 02/15/2051
(d)
434 386
SMB Private Education Loan Trust 2022-C
4.48%, 05/16/2050
(d)
390 371
$ 6,702
Telecommunications - 1 .93%
AT&T Inc
1.70%, 03/25/2026 600 544
Crown Castle Towers LLC
3.66%, 05/15/2045
(d)
100 95
4.24%, 07/15/2048
(d)
290 266
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
4.74%, 09/20/2029
(d)
431 427
5.15%, 03/20/2028
(d)
900 884
Verizon Communications Inc
1.45%, 03/20/2026 300 271
6.12%, 03/20/2026 168 169
Secured Overnight Financing Rate + 0.79%
$ 2,656
Transportation - 0 .50%
Canadian Pacific Railway Co
1.35%, 12/02/2024 350 332
Ryder System Inc
1.75%, 09/01/2026 400 358
$ 690
Trucking & Leasing - 0 .30%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(d)
425 417
TOTAL BONDS $ 121,417
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 9 .16%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .00%
5.04%, 09/01/2035 $ 5 $ 5
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.25%
Federal National Mortgage Association (FNMA) - 0 .02%
4.02%, 12/01/2032 3 2
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
4.12%, 01/01/2035 2 2
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.75%

Schedule of Investments
Short-Term Income Account
September 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)
4.93%, 02/01/2037 $ 7 $ 7
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.06%
5.31%, 02/01/2035 2 2
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 6-Month + 2.06%
5.81%, 08/01/2034 2 2
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.63%
5.83%, 07/01/2034 3 3
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.58%
6.59%, 04/01/2033 6 6
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 6-Month + 1.51%
$ 24
U.S. Treasury - 9 .14%
0.63%, 03/31/2027 3,200 2,780
0.88%, 06/30/2026 550 495
1.25%, 11/30/2026 650 583
2.25%, 11/15/2027 3,750 3,410
2.38%, 05/15/2027 4,050 3,735
3.13%, 08/15/2025 1,650 1,592
$ 12,595
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 12,624
Total Investments $ 138,182
Other Assets and Liabilities -  (0.27)% (370)
TOTAL NET ASSETS - 100.00% $ 137,812
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $487 or
0.35% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $67,475 or 48.96% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $469 or 0.34% of net assets.
(g) Security purchased on a when-issued basis.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
Portfolio Summary
Sector Percent
Asset Backed Securities 27 .22%
Financial 21 .17%
Mortgage Securities 13 .59%
Government 9 .14%
Utilities 8 .74%
Consumer, Non-cyclical 6 .77%
Money Market Funds 3 .01%
Communications 2 .60%
Energy 2 .07%
Technology 1 .98%
Industrial 1 .70%
Basic Materials 1 .37%
Consumer, Cyclical 0 .91%
Other Assets and Liabilities
( 0 .27 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales September 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.26% $ 755 $ 35,303 $ 32,404 $ 3,654
$ 755 $ 35,303 $ 32,404 $ 3,654
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.26% $ 137 $ — $ — $ —
$ 137 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; December 2023 Long 121 $ 12,748 $ (88)
Total $ (88)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Account
September 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .94 % Shares Held Value (000's)
Money Market Funds - 0 .94%
BlackRock Liquidity FedFund - Institutional Class
5.24%
(a),(b)
59,265 $ 59
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(c)
1,457,518 1,458
$ 1,517
TOTAL INVESTMENT COMPANIES $ 1,517
COMMON STOCKS - 99 .39 % Shares Held Value (000's)
Aerospace & Defense - 1 .27%
AAR Corp
(d)
34,300 $ 2,042
Agriculture - 1 .35%
Darling Ingredients Inc
(d)
34,000 1,775
Vital Farms Inc
(d)
34,200 396
$ 2,171
Airlines - 0 .30%
Sun Country Airlines Holdings Inc
(d)
32,800 487
Automobile Parts & Equipment - 0 .89%
Visteon Corp
(d)
10,400 1,436
Banks - 7 .27%
Ameris Bancorp 35,100 1,348
Bancorp Inc/The
(d)
40,000 1,380
CVB Financial Corp 33,000 547
First Merchants Corp 27,200 757
FNB Corp/PA 138,100 1,490
Independent Bank Corp 4,102 201
Independent Bank Corp/MI 19,700 361
Lakeland Bancorp Inc 23,800 300
Popular Inc 16,700 1,052
Trustmark Corp 22,900 498
United Community Banks Inc/GA 46,720 1,187
Webster Financial Corp 43,108 1,738
Wintrust Financial Corp 11,100 838
$ 11,697
Biotechnology - 4 .76%
Allogene Therapeutics Inc
(d)
26,100 83
Bridgebio Pharma Inc
(d)
29,100 767
Cellectis SA ADR
(d)
74,600 118
Denali Therapeutics Inc
(d)
27,900 576
Design Therapeutics Inc
(d)
26,100 62
Immunocore Holdings PLC ADR
(d)
17,500 908
ImmunoGen Inc
(d)
33,500 532
Immunovant Inc
(d)
15,079 579
Insmed Inc
(d)
49,600 1,252
Intra-Cellular Therapies Inc
(d)
16,900 880
Iovance Biotherapeutics Inc
(d)
86,600 394
MacroGenics Inc
(d)
28,500 133
Olink Holding AB ADR
(d)
34,200 504
Seagen Inc
(d)
4,100 870
$ 7,658
Building Materials - 3 .55%
Modine Manufacturing Co
(d)
52,000 2,379
Summit Materials Inc
(d)
48,800 1,520
Trex Co Inc
(d)
29,500 1,818
$ 5,717
Chemicals - 1 .29%
Koppers Holdings Inc 26,300 1,040
Livent Corp
(d)
56,400 1,038
$ 2,078
Commercial Services - 4 .02%
AMN Healthcare Services Inc
(d)
12,400 1,056
Cross Country Healthcare Inc
(d)
49,200 1,219
Flywire Corp
(d)
34,900 1,113
Huron Consulting Group Inc
(d)
10,500 1,094
ICF International Inc 9,700 1,172
Progyny Inc
(d)
24,100 820
$ 6,474
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 2 .93%
ExlService Holdings Inc
(d)
74,000 $ 2,075
Parsons Corp
(d)
26,800 1,457
Super Micro Computer Inc
(d)
4,300 1,179
$ 4,711
Consumer Products - 0 .48%
Central Garden & Pet Co - A Shares
(d)
19,420 779
Cosmetics & Personal Care - 0 .31%
Beauty Health Co/The
(d)
82,100 494
Distribution & Wholesale - 1 .44%
Titan Machinery Inc
(d)
13,400 356
WESCO International Inc 13,600 1,956
$ 2,312
Diversified Financial Services - 3 .05%
Encore Capital Group Inc
(d)
31,600 1,509
Janus Henderson Group PLC 23,200 599
Lazard Ltd 15,700 487
Moelis & Co 9,700 438
Stifel Financial Corp 20,300 1,247
StoneX Group Inc
(d)
6,453 625
$ 4,905
Electric - 1 .87%
Brookfield Renewable Corp 44,700 1,070
Portland General Electric Co 47,800 1,935
$ 3,005
Electrical Components & Equipment - 1 .31%
EnerSys 22,200 2,102
Electronics - 4 .83%
Advanced Energy Industries Inc 23,100 2,382
Atkore Inc
(d)
14,200 2,118
Mirion Technologies Inc - Warrants
(d)
45,150 61
TD SYNNEX Corp 15,000 1,498
Vishay Intertechnology Inc 69,500 1,718
$ 7,777
Energy - Alternate Sources - 0 .56%
Array Technologies Inc
(d)
40,500 899
Engineering & Construction - 2 .26%
Dycom Industries Inc
(d)
21,300 1,896
MYR Group Inc
(d)
12,900 1,738
$ 3,634
Entertainment - 3 .51%
Caesars Entertainment Inc
(d)
27,700 1,284
Golden Entertainment Inc 42,100 1,439
TKO Group Holdings Inc 19,100 1,606
Vail Resorts Inc 5,900 1,309
$ 5,638
Food - 1 .31%
Performance Food Group Co
(d)
35,918 2,114
Gas - 1 .10%
Southwest Gas Holdings Inc 29,300 1,770
Hand & Machine Tools - 0 .78%
Regal Rexnord Corp 8,800 1,257
Healthcare - Products - 3 .13%
Adaptive Biotechnologies Corp
(d)
49,400 269
Castle Biosciences Inc
(d)
48,500 819
Exact Sciences Corp
(d)
19,900 1,358
Natera Inc
(d)
36,299 1,606
Nevro Corp
(d)
19,400 373
STAAR Surgical Co
(d)
15,200 611
$ 5,036
Healthcare - Services - 1 .93%
Addus HomeCare Corp
(d)
17,600 1,499
Aveanna Healthcare Holdings Inc
(d)
93,400 111
LifeStance Health Group Inc
(d)
126,600 870
RadNet Inc
(d)
22,000 620
$ 3,100
Holding Companies - Diversified - 0 .00%
Cazoo Group Ltd - Warrants
(d)
21,550 —

Schedule of Investments
SmallCap Account
September 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 1 .41%
Taylor Morrison Home Corp
(d)
53,100 $ 2,263
Insurance - 2 .99%
CNO Financial Group Inc 42,471 1,008
Essent Group Ltd 20,700 979
Hanover Insurance Group Inc/The 12,735 1,413
Lincoln National Corp 13,400 331
Primerica Inc 5,600 1,086
$ 4,817
Internet - 0 .07%
Lulu's Fashion Lounge Holdings Inc
(d),(e)
57,200 115
Iron & Steel - 1 .23%
Commercial Metals Co 40,200 1,986
Leisure Products & Services - 1 .11%
Life Time Group Holdings Inc
(d)
95,648 1,455
Lindblad Expeditions Holdings Inc
(d)
45,300 326
$ 1,781
Lodging - 0 .05%
Sonder Holdings Inc
(d)
10,350 85
Machinery - Diversified - 2 .58%
Chart Industries Inc
(d)
15,000 2,537
Zurn Elkay Water Solutions Corp 57,600 1,614
$ 4,151
Mining - 0 .19%
Piedmont Lithium Inc
(d)
7,800 310
Miscellaneous Manufacturers - 0 .49%
Hillenbrand Inc 18,700 791
Oil & Gas - 6 .10%
California Resources Corp 49,300 2,761
Chord Energy Corp 6,700 1,086
Gulfport Energy Corp
(d)
14,500 1,721
Northern Oil and Gas Inc 30,000 1,207
Patterson-UTI Energy Inc 144,910 2,005
Valaris Ltd
(d)
13,700 1,027
$ 9,807
Oil & Gas Services - 1 .51%
ChampionX Corp 68,400 2,436
Packaging & Containers - 1 .06%
Graphic Packaging Holding Co 76,400 1,702
Pharmaceuticals - 1 .65%
Collegium Pharmaceutical Inc
(d)
48,800 1,091
Dexcom Inc
(d)
10,800 1,008
PMV Pharmaceuticals Inc
(d)
32,400 199
Revance Therapeutics Inc
(d)
31,000 355
$ 2,653
REITs - 6 .44%
Agree Realty Corp 35,900 1,983
Cousins Properties Inc 60,601 1,234
First Industrial Realty Trust Inc 45,400 2,161
Ladder Capital Corp 73,300 752
Pebblebrook Hotel Trust 176,820 2,403
Rexford Industrial Realty Inc 37,000 1,826
$ 10,359
Retail - 4 .48%
BJ's Wholesale Club Holdings Inc
(d)
26,800 1,913
Bloomin' Brands Inc 63,200 1,554
Caleres Inc 80,500 2,315
Petco Health & Wellness Co Inc
(d)
51,150 209
Portillo's Inc
(d)
42,000 647
Sally Beauty Holdings Inc
(d)
67,100 562
$ 7,200
Savings & Loans - 0 .37%
Provident Financial Services Inc
(e)
38,400 587
Semiconductors - 2 .25%
Allegro MicroSystems Inc
(d)
50,400 1,610
Entegris Inc 12,700 1,193
SiTime Corp
(d)
7,100 811
$ 3,614
COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 7 .53%
Aspen Technology Inc
(d)
3,344 $ 683
Bentley Systems Inc 9,400 472
Concentrix Corp 16,000 1,282
DigitalOcean Holdings Inc
(d)
27,300 656
DoubleVerify Holdings Inc
(d)
33,300 931
Duolingo Inc
(d)
4,000 663
Jamf Holding Corp
(d)
27,500 486
Manhattan Associates Inc
(d)
10,600 2,095
Privia Health Group Inc
(d)
75,872 1,745
Progress Software Corp 18,900 994
Sophia Genetics SA
(d)
24,901 63
Sprout Social Inc
(d)
24,200 1,207
Verra Mobility Corp
(d)
44,600 834
$ 12,111
Telecommunications - 0 .50%
Credo Technology Group Holding Ltd
(d)
52,175 796
Transportation - 1 .88%
Hub Group Inc
(d)
14,000 1,099
Teekay Tankers Ltd 23,400 974
World Kinect Corp 42,700 958
$ 3,031
TOTAL COMMON STOCKS $ 159,888
Total Investments $ 161,405
Other Assets and Liabilities -  (0.33)% (530)
TOTAL NET ASSETS - 100.00% $ 160,875
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $59 or
0.04% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $53 or 0.03% of net assets.
Portfolio Summary
Sector Percent
Financial 20 .12%
Industrial 20 .01%
Consumer, Non-cyclical 18 .94%
Consumer, Cyclical 13 .19%
Technology 12 .71%
Energy 8 .17%
Utilities 2 .97%
Basic Materials 2 .71%
Money Market Funds 0 .94%
Communications 0 .57%
Diversified 0 .00%
Other Assets and Liabilities
( 0 .33 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Account
September 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales September 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.26% $ 163 $ 24,643 $ 23,348 $ 1,458
$ 163 $ 24,643 $ 23,348 $ 1,458
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.26% $ 59 $ — $ — $ —
$ 59 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
U.S. LargeCap Buffer April Account
September 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 86.63% Shares Held Value (000's)
Exchange-Traded Funds - 86.61%
iShares Core S&P 500 ETF
(a)
24,567 $ 10,550
SPDR Portfolio S&P 500 ETF 54,501 2,739
SPDR S&P 500 ETF Trust 4,894 2,092
Vanguard S&P 500 ETF 8,014 3,147
$ 18,528
Money Market Funds - 0.02%
Principal Government Money Market Fund - Class
R-6 5.26%
(b),(c)
4,668 5
TOTAL INVESTMENT COMPANIES $ 18,533
TOTAL PURCHASED OPTIONS - 15.00% $ 3,209
Total Investments $ 21,742
Other Assets and Liabilities -  (1.63)% (348)
TOTAL NET ASSETS - 100.00% $ 21,394
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$8,315 or 38.87% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Portfolio Summary
Sector Percent
Exchange-Traded Funds 86.61%
Purchased Options 15.00%
Money Market Funds 0.02%
Other Assets and Liabilities
(1.63)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales September 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.26% $ — $ 58,370 $ 58,365 $ 5
$ — $ 58,370 $ 58,365 $ 5
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.26% $ 16 $ — $ — $ —
$ 16 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 63 $ 6 $ 4.11 04/01/2024 $ 2,575 $ 2,663 $ 88
Put - S&P 500 Mini Index
(a)
N/A 501 50 $ 410.93 04/01/2024 1,139 546 (593)
Total $ 3,714 $ 3,209 $ (505)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 141 $ 14 $ 452.02 04/01/2024 $ (211) $ (170) $ 41
Put - S&P 500 Mini Index
(a)
N/A 501 50 $ 369.84 04/01/2024 (655) (236) 419
Total $ (866) $ (406) $ 460
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap Buffer January Account
September 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 96 .38 % Shares Held Value (000's)
Exchange-Traded Funds - 96 .25%
iShares Core S&P 500 ETF
(a)
12,766 $ 5,482
SPDR Portfolio S&P 500 ETF
(a)
28,385 1,427
SPDR S&P 500 ETF Trust
(a)
2,529 1,081
Vanguard S&P 500 ETF
(a)
4,163 1,635
$ 9,625
Money Market Funds - 0 .13%
Principal Government Money Market Fund - Class
R-6 5.26%
(b),(c)
13,487 13
TOTAL INVESTMENT COMPANIES $ 9,638
TOTAL PURCHASED OPTIONS - 16.03% $ 1,603
Total Investments $ 11,241
Other Assets and Liabilities -  (12.41)% (1,241)
TOTAL NET ASSETS - 100.00% $ 10,000
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$3,797 or 37.97% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Portfolio Summary
Sector Percent
Exchange-Traded Funds 96 .25%
Purchased Options 16 .03%
Money Market Funds 0 .13%
Other Assets and Liabilities
( 12 .41 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales September 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.26% $ 26,061 $ 11,084 $ 37,132 $ 13
$ 26,061 $ 11,084 $ 37,132 $ 13
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.26% $ 11 $ — $ — $ —
$ 11 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 36 $ 4 $ 3 .84 01/02/2024 $ 1,393 $ 1,525 $ 132
Put - S&P 500 Mini Index
(a)
N/A 262 26 $ 383 .95 01/02/2024 585 78 (507)
Total $ 1,978 $ 1,603 $ (375)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 74 $ 7 $ 422 .35 01/02/2024 $ (172) $ (150) $ 22
Put - S&P 500 Mini Index
(a)
N/A 262 26 $ 345 .56 01/02/2024 (336) (28) 308
Total $ (508) $ (178) $ 330
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap Buffer July Account
September 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 86 .66 % Shares Held Value (000's)
Exchange-Traded Funds - 86 .64%
iShares Core S&P 500 ETF
(a)
99,786 $ 42,851
SPDR Portfolio S&P 500 ETF
(a)
221,842 11,150
SPDR S&P 500 ETF Trust
(a)
20,045 8,569
Vanguard S&P 500 ETF
(a)
32,735 12,855
$ 75,425
Money Market Funds - 0 .02%
Principal Government Money Market Fund - Class
R-6 5.26%
(b),(c)
16,933 17
TOTAL INVESTMENT COMPANIES $ 75,442
TOTAL PURCHASED OPTIONS - 16.12% $ 14,036
Total Investments $ 89,478
Other Assets and Liabilities -  (2.78)% (2,421)
TOTAL NET ASSETS - 100.00% $ 87,057
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$17,961 or 20.63% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Portfolio Summary
Sector Percent
Exchange-Traded Funds 86 .64%
Purchased Options 16 .12%
Money Market Funds 0 .02%
Other Assets and Liabilities
( 2 .78 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales September 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.26% $ 1 $ 62,417 $ 62,401 $ 17
$ 1 $ 62,417 $ 62,401 $ 17
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.26% $ 29 $ — $ — $ —
$ 29 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 215 $ 22 $ 4 .45 07/01/2024 $ 9,394 $ 9,042 $ (352)
Put - S&P 500 Mini Index
(a)
N/A 2,001 200 $ 445 .04 07/01/2024 3,940 4,994 1,054
Total $ 13,334 $ 14,036 $ 702
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 418 $ 42 $ 489 .54 07/01/2024 $ (540) $ (227) $ 313
Put - S&P 500 Mini Index
(a)
N/A 2,001 200 $ 400 .54 07/01/2024 (2,146) (2,464) (318)
Total $ (2,686) $ (2,691) $ (5)
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap Buffer October Account
September 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 84 .39 % Shares Held Value (000's)
Exchange-Traded Funds - 82 .23%
iShares Core S&P 500 ETF
(a)
17,810 $ 7,648
SPDR Portfolio S&P 500 ETF 39,562 1,989
SPDR S&P 500 ETF Trust 3,577 1,529
Vanguard S&P 500 ETF 5,842 2,294
$ 13,460
Money Market Funds - 2 .16%
Principal Government Money Market Fund - Class
R-6 5.26%
(b),(c)
353,980 354
TOTAL INVESTMENT COMPANIES $ 13,814
TOTAL PURCHASED OPTIONS - 16.16% $ 2,645
Total Investments $ 16,459
Other Assets and Liabilities -  (0.55)% (90)
TOTAL NET ASSETS - 100.00% $ 16,369
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$4,749 or 29.02% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Portfolio Summary
Sector Percent
Exchange-Traded Funds 82 .23%
Purchased Options 16 .16%
Money Market Funds 2 .16%
Other Assets and Liabilities
( 0 .55 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales September 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.26% $ — $ 3,360 $ 3,006 $ 354
$ — $ 3,360 $ 3,006 $ 354
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.26% $ 1 $ — $ — $ —
$ 1 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 44 $ 4 $ 4 .29 10/01/2024 $ 1,844 $ 1,848 $ 4
Put - S&P 500 Mini Index
(a)
N/A 363 36 $ 428 .81 10/01/2024 795 797 2
Put - S&P 500 Mini Index
(a)
N/A 364 36 $ 358 .56 10/02/2023 867 — (867)
Total $ 3,506 $ 2,645 $ (861)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 94 $ 9 $ 471 .69 10/01/2024 $ (148) $ (155) $ (7)
Put - S&P 500 Mini Index
(a)
N/A 363 36 $ 385 .93 10/01/2024 (431) (443) (12)
Put - S&P 500 Mini Index
(a)
N/A 364 36 $ 322 .70 10/02/2023 (532) — 532
Total $ (1,111) $ (598) $ 513
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Glossary to the Schedule of Investments
September 30, 2023 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

September 30, 2023 (unaudited)

Security Valuation.
Blue Chip Account, Bond Market Index Account, Core Plus Bond Account, Diversified Balanced Account, Diversified Balanced Managed
Volatility Account, Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility
Account, Diversified Growth Volatility Control Account, Diversified Income Account, Diversified International Account, Equity Income Account,
Global Emerging Markets Account, Government & High Quality Bond Account, , LargeCap Growth Account I, LargeCap S&P 500 Index
Account, LargeCap S&P 500 Managed Volatility Index Account, MidCap Account, Principal Capital Appreciation Account, Principal LifeTime
2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060
Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced
Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account,
SmallCap Account, U.S. LargeCap Buffer April Account, U.S. LargeCap Buffer January Account, U.S. LargeCap Buffer July Account, and U.S.
LargeCap Buffer October Account known as "the Funds”, may invest in other series of Principal Variable Contracts Funds, Inc. (the “Fund”) and
Principal Funds, Inc. and other investment funds, which may include exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation. The Funds value securities, including exchange-traded fund, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price, or in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (the
“Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset value are reflected in the Funds’ net asset value and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invests in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset value, for example weekends and other customary national U.S. holidays, the Funds net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be affected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor is authorized to make such determinations subject to such oversight by the Board as may occasionally be necessary.
Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

September 30, 2023 (unaudited)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, exchange cleared derivatives, senior floating rate interests, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increases in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The following is a summary of the inputs used as of September 30, 2023 in valuing the Funds’ securities carried at fair value (amounts in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Account
Common Stocks* $ 12,677 $ — $ — $ 12,677
Investment Companies* 95 — — 95
Total investments in securities $ 12,772 $ — $ — $ 12,772
Bond Market Index Account
Bonds* — 678,924 — 678,924
Investment Companies* 56,068 — — 56,068
Municipal Bonds* — 12,341 — 12,341
U.S. Government & Government Agency Obligations* — 1,570,667 — 1,570,667
Total investments in securities $ 56,068 $ 2,261,932 $ — $ 2,318,000

September 30, 2023 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Core Plus Bond Account
Bonds* $ — $ 111,390 $ — $ 111,390
Investment Companies* 7,664 — — 7,664
Senior Floating Rate Interests* — 1,434 — 1,434
U.S. Government & Government Agency Obligations* — 84,353 — 84,353
Total investments in securities $ 7,664 $ 197,177 $ — $ 204,841
Derivative Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps** — (5) — (5)
Interest Rate Contracts
Futures** (474) — — (474)
Diversified Balanced Account
Investment Companies* 708,948 — — 708,948
Total investments in securities $ 708,948 $ — $ — $ 708,948
Diversified Balanced Managed Volatility Account
Investment Companies* 130,865 — — 130,865
Total investments in securities $ 130,865 $ — $ — $ 130,865
Diversified Balanced Volatility Control Account
Investment Companies* 222,043 — — 222,043
Total investments in securities $ 222,043 $ — $ — $ 222,043
Diversified Growth Account
Investment Companies* 2,924,259 — — 2,924,259
Total investments in securities $ 2,924,259 $ — $ — $ 2,924,259
Diversified Growth Managed Volatility Account
Investment Companies* 279,595 — — 279,595
Total investments in securities $ 279,595 $ — $ — $ 279,595
Diversified Growth Volatility Control Account
Investment Companies* 1,301,489 — — 1,301,489
Total investments in securities $ 1,301,489 $ — $ — $ 1,301,489
Diversified Income Account
Investment Companies* 241,271 — — 241,271
Total investments in securities $ 241,271 $ — $ — $ 241,271
Diversified International Account
Common Stocks
Basic Materials 2,144 5,746 — 7,890
Communications 985 2,397 — 3,382
Consumer, Cyclical 9,553 30,088 — 39,641
Consumer, Non-cyclical 3,478 40,990 — 44,468
Energy 6,369 7,102 — 13,471
Financial 14,728 44,526 — 59,254
Industrial 8,881 23,934 — 32,815
Technology — 25,633 — 25,633
Utilities — 3,291 — 3,291
Investment Companies* 9,026 — — 9,026
Total investments in securities $ 55,164 $ 183,707 $ — $ 238,871
Equity Income Account
Common Stocks* 594,975 — — 594,975
Investment Companies* 13,971 — — 13,971
Total investments in securities $ 608,946 $ — $ — $ 608,946

September 30, 2023 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Emerging Markets Account
Common Stocks
Basic Materials $ 505 $ 1,079 $ — $ 1,584
Communications 1,650 7,995 — 9,645
Consumer, Cyclical 1,248 5,748 — 6,996
Consumer, Non-cyclical 1,192 6,321 — 7,513
Energy 792 2,854 — 3,646
Financial 2,008 10,798 — 12,806
Industrial 1,144 5,215 — 6,359
Technology 725 11,483 — 12,208
Utilities — 814 — 814
Investment Companies* 2,271 — — 2,271
Preferred Stocks
Consumer, Cyclical — 275 — 275
Energy 700 — — 700
Financial — 12 — 12
Total investments in securities $ 12,235 $ 52,594 $ — $ 64,829
Government & High Quality Bond Account
Bonds* — 23,806 — 23,806
Investment Companies* 1,131 — — 1,131
U.S. Government & Government Agency Obligations* — 108,392 — 108,392
Total investments in securities $ 1,131 $ 132,198 $ — $ 133,329
Derivative Assets
Interest Rate Contracts
Futures** 22 — — 22
Derivative Liabilities
Interest Rate Contracts
Futures** (384) — — (384)
LargeCap Growth Account I
Common Stocks
Basic Materials 333 — — 333
Communications 95,563 — — 95,563
Consumer, Cyclical 29,436 — — 29,436
Consumer, Non-cyclical 117,249 — — 117,249
Energy 1,734 — — 1,734
Financial 39,524 — — 39,524
Industrial 19,213 — — 19,213
Technology 193,611 — 133 193,744
Utilities 27 — — 27
Convertible Preferred Stocks
Basic Materials — — 100 100
Consumer, Cyclical — — 113 113
Technology — — 293 293
Investment Companies* 15,128 — — 15,128
Total investments in securities $ 511,818 $ — $ 639 $ 512,457
Derivative Liabilities
Equity Contracts
Futures** (18) — — (18)
LargeCap S&P 500 Index Account
Common Stocks* 2,558,452 — — 2,558,452
Investment Companies* 40,175 — — 40,175
Total investments in securities $ 2,598,627 $ — $ — $ 2,598,627
Derivative Liabilities
Equity Contracts
Futures** (1,344) — — (1,344)
LargeCap S&P 500 Managed Volatility Index Account
Common Stocks* 159,467 — — 159,467
Investment Companies* 10,680 — — 10,680
Purchased Options — 907 — 907
Total investments in securities $ 170,147 $ 907 $ — $ 171,054

September 30, 2023 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
LargeCap S&P 500 Managed Volatility Index Account (continued)
Derivative Liabilities
Equity Contracts
Futures** $ (117) $ — $ — $ (117)
Written Options — (445) — (445)
MidCap Account
Common Stocks
Basic Materials 3,942 2 — 3,944
Communications 19,347 — — 19,347
Consumer, Cyclical 150,886 — — 150,886
Consumer, Non-cyclical 56,049 — — 56,049
Financial 139,138 — — 139,138
Industrial 93,600 — — 93,600
Technology 67,492 — — 67,492
Utilities 16,710 — — 16,710
Investment Companies* 2,006 — — 2,006
Total investments in securities $ 549,170 $ 2 $ — $ 549,172
Principal Capital Appreciation Account
Common Stocks
Basic Materials 2,136 — — 2,136
Communications 22,680 — — 22,680
Consumer, Cyclical 17,892 — — 17,892
Consumer, Non-cyclical 28,785 — — 28,785
Energy 9,937 — — 9,937
Financial 25,095 — — 25,095
Industrial 12,476 841 — 13,317
Technology 39,082 — — 39,082
Utilities 4,877 — — 4,877
Investment Companies* 1,940 — — 1,940
Total investments in securities $ 164,900 $ 841 $ — $ 165,741
Principal LifeTime 2020 Account
Investment Companies* 144,471 — — 144,471
Total investments in securities $ 144,471 $ — $ — $ 144,471
Principal LifeTime 2030 Account
Investment Companies* 251,296 — — 251,296
Total investments in securities $ 251,296 $ — $ — $ 251,296
Principal LifeTime 2040 Account
Investment Companies* 134,759 — — 134,759
Total investments in securities $ 134,759 $ — $ — $ 134,759
Principal LifeTime 2050 Account
Investment Companies* 61,526 — — 61,526
Total investments in securities $ 61,526 $ — $ — $ 61,526
Principal LifeTime 2060 Account
Investment Companies* 17,789 — — 17,789
Total investments in securities $ 17,789 $ — $ — $ 17,789
Principal LifeTime Strategic Income Account
Investment Companies* 54,127 — — 54,127
Total investments in securities $ 54,127 $ — $ — $ 54,127
Real Estate Securities Account
Common Stocks* 134,862 — — 134,862
Investment Companies* 729 — — 729
Total investments in securities $ 135,591 $ — $ — $ 135,591

September 30, 2023 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SAM Balanced Portfolio
Investment Companies* $ 554,180 $ — $ — $ 554,180
Total investments in securities $ 554,180 $ — $ — $ 554,180
SAM Conservative Balanced Portfolio
Investment Companies* 157,064 — — 157,064
Total investments in securities $ 157,064 $ — $ — $ 157,064
SAM Conservative Growth Portfolio
Investment Companies* 355,147 — — 355,147
Total investments in securities $ 355,147 $ — $ — $ 355,147
SAM Flexible Income Portfolio
Investment Companies* 133,093 — — 133,093
Total investments in securities $ 133,093 $ — $ — $ 133,093
SAM Strategic Growth Portfolio
Investment Companies* 360,646 — — 360,646
Total investments in securities $ 360,646 $ — $ — $ 360,646
Short-Term Income Account
Bonds* — 121,417 — 121,417
Investment Companies* 4,141 — — 4,141
U.S. Government & Government Agency Obligations* — 12,624 — 12,624
Total investments in securities $ 4,141 $ 134,041 $ — $ 138,182
Derivative Liabilities
Interest Rate Contracts
Futures** (88) — — (88)
SmallCap Account
Common Stocks* 159,888 — — 159,888
Investment Companies* 1,517 — — 1,517
Total investments in securities $ 161,405 $ — $ — $ 161,405
U.S. LargeCap Buffer April Account
Investment Companies* 18,533 — — 18,533
Purchased Options — 3,209 — 3,209
Total investments in securities $ 18,533 $ 3,209 $ — $ 21,742
Derivative Liabilities
Equity Contracts
Written Options — (406) — (406)
U.S. LargeCap Buffer January Account
Investment Companies* 9,638 — — 9,638
Purchased Options — 1,603 — 1,603
Total investments in securities $ 9,638 $ 1,603 $ — $ 11,241
Derivative Liabilities
Equity Contracts
Written Options — (178) — (178)
U.S. LargeCap Buffer July Account
Investment Companies* 75,442 — — 75,442
Purchased Options — 14,036 — 14,036
Total investments in securities $ 75,442 $ 14,036 $ — $ 89,478
Derivative Liabilities
Equity Contracts
Written Options — (2,691) — (2,691)

September 30, 2023 (unaudited)

*For additional detail regarding sector and/or sub-industry classifications, please see the Schedule of Investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the period, there were no Funds which had a significant Level 3 balance. During the period, there were no purchases, sales, or transfers into or out of Level 3.
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
U.S. LargeCap Buffer October Account
Investment Companies* $ 13,814 $ — $ — $ 13,814
Purchased Options — 2,645 — 2,645
Total investments in securities $ 13,814 $ 2,645 $ — $ 16,459
Derivative Liabilities
Equity Contracts
Written Options — (598) — (598)